Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~	$4,030	$3,900
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~	1,784	1,278
Cotiviti Corp. 7.625% due 05/01/2031 ~	2,850	2,665
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	649	649
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	2,505	2,580
Finastra USA, Inc. 7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	1,875	1,765
Ineos U.S. Finance LLC 6.668% (TSFR1M + 3.000%) due 02/07/2031 ~	748	648
MPH Acquisition Holdings LLC 8.528% (TSFR3M + 4.600%) due 12/31/2030 ~	1,436	1,278
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~	600	354
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	254	193
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	448	372
Peraton Corp. 7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	3,494	2,990
Spirit Airlines, Inc.
TBD% due 07/14/2026 «~	2,528	1,368
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~	227	224
TBD% due 07/14/2026 ~	295	292
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	3,748	3,540
Zayo Group Holdings, Inc. (6.782% Cash and 0.500% PIK) 7.282% (TSFR1M + 0.500%) due 03/11/2030 ~(b)	833	820

Total Loan Participations and Assignments (Cost $25,964)		24,916

CORPORATE BONDS & NOTES 92.5%
BANKING & FINANCE 15.8%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/2029	1,221	1,153
6.000% due 08/01/2029	1,425	1,340
8.250% due 02/01/2029	2,726	2,697
8.500% due 06/15/2029	1,840	1,824
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/2027	1,483	1,455
5.875% due 11/01/2029	2,007	1,943
6.750% due 10/15/2027	3,387	3,387
6.750% due 04/15/2028	3,872	3,895
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	1,075	1,091
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	6,260	6,118
AmWINS Group, Inc. 6.375% due 02/15/2029	1,591	1,601
Ardonagh Finco Ltd. 7.750% due 02/15/2031	900	911
Armor Holdco, Inc. 8.500% due 11/15/2029	2,187	1,999
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	1,655	1,718
8.375% due 02/01/2034	1,825	1,773
Black Pearl Compute LLC 6.125% due 02/15/2031	2,274	2,317
Brandywine Operating Partnership LP
3.950% due 11/15/2027	320	307
8.875% due 04/12/2029	2,788	2,833
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	1,175	1,167
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	3,444	3,381
5.750% due 05/15/2026	1,280	1,279
Burford Capital Global Finance LLC
6.250% due 04/15/2028	3,880	3,654

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.875% due 04/15/2030	1,573	1,390
Coinbase Global, Inc. 3.375% due 10/01/2028	5,148	4,823
CoreLogic, Inc. 4.500% due 05/01/2028	1,394	1,310
Credit Acceptance Corp. 6.625% due 03/15/2030	437	428
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	1,225	1,169
Diversified Healthcare Trust
4.375% due 03/01/2031	3,007	2,675
4.750% due 02/15/2028	1,866	1,795
7.250% due 10/15/2030	1,723	1,740
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030	1,325	1,278
Encore Capital Group, Inc. 8.500% due 05/15/2030	1,977	2,092
Ford Motor Credit Co. LLC 5.918% due 03/20/2028	150	152
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,851	1,850
12.250% due 10/01/2030	675	729
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	1,523	1,425
7.875% due 04/01/2033	1,300	1,220
9.250% due 02/01/2029	2,055	2,084
FTAI Aviation Investors LLC 5.500% due 05/01/2028	3,436	3,438
Getty Images, Inc. 11.250% due 02/21/2030	1,250	1,127
GGAM Finance Ltd.
8.000% due 02/15/2027	941	951
8.000% due 06/15/2028	613	637
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/2027	3,224	3,126
Howard Hughes Corp. 5.875% due 03/01/2032	875	843
HPS Corporate Lending Fund 5.650% due 04/02/2031	135	130
HUB International Ltd.
5.625% due 12/01/2029	3,388	3,289
7.250% due 06/15/2030	2,151	2,205
Hudson Pacific Properties LP
3.950% due 11/01/2027	3,242	3,062
4.650% due 04/01/2029 (g)	778	665
5.950% due 02/15/2028	1,294	1,229
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/2029	1,472	1,258
5.250% due 05/15/2027	4,938	4,843
9.750% due 01/15/2029	48	47
10.000% due 11/15/2029	2,942	2,902
Iliad Holding SAS 7.000% due 10/15/2028	1,023	1,030
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625% due 05/01/2028	807	753
5.750% due 05/15/2028	3,023	2,876
8.750% due 05/01/2029	1,705	1,587
9.000% due 08/01/2029	3,350	3,109
9.500% due 05/30/2029	1,466	1,382
Iron Mountain, Inc.
4.500% due 02/15/2031	1,025	963
4.875% due 09/15/2027	2,588	2,585
4.875% due 09/15/2029	1,850	1,801
5.000% due 07/15/2028	1,031	1,021
5.250% due 03/15/2028	2,225	2,216
7.000% due 02/15/2029	1,225	1,249
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/2029	1,615	1,566
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/2028	2,526	2,356
Jefferson Capital Holdings LLC
6.000% due 08/15/2026	743	744
9.500% due 02/15/2029	1,858	1,951
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	3,653	3,603
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250% due 02/01/2027	1,715	1,695
LD Holdings Group LLC 8.750% due 11/01/2027	273	257
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	4,474	4,372
Midcap Financial Issuer Trust 6.500% due 05/01/2028	992	964

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Millrose Properties, Inc. 6.375% due 08/01/2030	2,685	2,686
Navient Corp.
4.875% due 03/15/2028	1,967	1,858
5.000% due 03/15/2027	1,846	1,806
5.500% due 03/15/2029	1,318	1,209
6.750% due 06/15/2026	1,919	1,925
NCL Finance Ltd. 6.125% due 03/15/2028	789	796
Newmark Group, Inc. 7.500% due 01/12/2029	1,003	1,052
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	2,597	2,554
2.750% due 03/09/2028	2,722	2,547
5.300% due 09/13/2027	518	515
5.625% due 09/29/2028	2,501	2,456
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~	525	521
6.125% due 09/30/2030	1,648	1,585
6.950% due 09/15/2026	731	735
7.050% due 09/15/2028	1,979	2,011
OneMain Finance Corp.
3.500% due 01/15/2027	7,304	7,171
3.875% due 09/15/2028	968	921
5.375% due 11/15/2029	3,184	3,073
6.625% due 01/15/2028	1,894	1,908
6.625% due 05/15/2029	1,657	1,661
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027	1,910	1,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	2,704	2,597
5.875% due 10/01/2028	1,558	1,552
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029	2,543	2,550
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	1,442	1,368
7.875% due 12/15/2029	2,037	2,085
Popular, Inc. 7.250% due 03/13/2028	1,793	1,859
PRA Group, Inc.
8.375% due 02/01/2028	2,527	2,546
8.875% due 01/31/2030	309	312
Provident Funding Associates LP/PFG Finance Corp. 9.750% due 09/15/2029	568	584
Rfna LP 7.875% due 02/15/2030	144	138
RHP Hotel Properties LP/RHP Finance Corp. 7.250% due 07/15/2028	1,796	1,835
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,721	1,714
4.000% due 09/15/2029	2,617	2,453
Rocket Cos., Inc.
6.125% due 08/01/2030	1,400	1,414
6.500% due 08/01/2029	3,870	3,918
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026	3,689	3,651
3.625% due 03/01/2029	830	786
SBA Communications Corp.
3.125% due 02/01/2029	2,334	2,213
3.875% due 02/15/2027	3,580	3,546
Service Properties Trust
0.000% due 09/30/2028 (e)	3,233	2,945
5.500% due 12/15/2027	2,268	2,273
SLM Corp. 3.125% due 11/02/2026	3,633	3,602
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,171	1,164
4.375% due 01/15/2027	383	381
5.250% due 10/15/2028	900	890
5.750% due 01/15/2031	2,151	2,127
6.500% due 07/01/2030	1,210	1,236
6.500% due 10/15/2030	710	721
7.250% due 04/01/2029	1,543	1,591
United Wholesale Mortgage LLC 5.750% due 06/15/2027	800	788
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (g)	3,375	3,178
UWM Holdings LLC 6.250% due 03/15/2031	4,684	4,270
Vornado Realty LP 2.150% due 06/01/2026	1,343	1,336
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	510	0
WULF Compute LLC 7.750% due 10/15/2030	4,220	4,462

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

XHR LP
4.875% due 06/01/2029	635	616
6.625% due 05/15/2030	914	924

		252,344

INDUSTRIALS 71.2%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	1,427	1,363
3.875% due 01/15/2028	1,425	1,394
4.000% due 10/15/2030	1,819	1,711
4.375% due 01/15/2028	4,538	4,478
6.125% due 06/15/2029	1,525	1,551
1261229 BC Ltd. 10.000% due 04/15/2032	3,516	3,603
AAR Escrow Issuer LLC 6.750% due 03/15/2029	413	421
Academy Ltd. 6.000% due 11/15/2027	800	803
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	4,850	4,833
Accendra Health, Inc. 4.500% due 03/31/2029 (g)	1,573	951
AdaptHealth LLC 6.125% due 08/01/2028	1,878	1,875
ADT Security Corp. 4.125% due 08/01/2029	1,524	1,457
Advance Auto Parts, Inc. 7.000% due 08/01/2030	3,844	3,897
Advanced Drainage Systems, Inc. 5.375% due 03/01/2034	754	736
Advantage Sales & Marketing, Inc. 9.000% due 11/15/2030	846	631
Ahead DB Holdings LLC 6.625% due 05/01/2028	3,647	3,571
Ahlstrom Holding 3 OYJ 4.875% due 02/04/2028	1,173	1,147
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/2029	2,117	2,021
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	6,006	6,143
Allison Transmission, Inc. 4.750% due 10/01/2027	1,236	1,229
Alta Equipment Group, Inc. 9.000% due 06/01/2029 (g)	2,360	2,103
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033	637	580
Altice France SA
6.875% due 10/15/2030	2,236	2,141
9.500% due 11/01/2029	4,228	4,275
Alumina Pty. Ltd. 6.125% due 03/15/2030	1,471	1,502
AMC Networks, Inc. 10.500% due 07/15/2032	1,447	1,430
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	514	514
5.750% due 04/20/2029	10,554	10,503
American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	909	868
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	3,496	3,317
4.000% due 01/15/2028	2,318	2,276
ams-OSRAM AG 12.250% due 03/30/2029	1,885	2,007
APLD ComputeCo 2 LLC 6.750% due 03/15/2031	4,341	4,312
APLD ComputeCo LLC 9.250% due 12/15/2030	1,050	1,083
Aramark Services, Inc. 5.000% due 02/01/2028	2,321	2,309
Arcosa, Inc. 4.375% due 04/15/2029	615	594
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	1,882	1,791
4.000% due 09/01/2029	850	779
Asbury Automotive Group, Inc. 4.500% due 03/01/2028	450	442
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/2029	1,524	1,523
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625% due 08/01/2029	2,268	2,145
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	3,870	2,915

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

AthenaHealth Group, Inc. 6.500% due 02/15/2030	6,010	5,648
ATS Corp. 4.125% due 12/15/2028	2,357	2,273
Avantor Funding, Inc.
3.875% due 11/01/2029	2,096	1,968
4.625% due 07/15/2028	2,807	2,741
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	3,858	3,767
5.375% due 03/01/2029 (g)	1,123	1,075
5.750% due 07/15/2027	2,303	2,297
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750% due 06/15/2027	1,338	1,330
Axon Enterprise, Inc. 6.125% due 03/15/2030	1,317	1,342
B&G Foods, Inc. 8.000% due 09/15/2028	2,077	2,048
Ball Corp. 2.875% due 08/15/2030	1,318	1,200
Bath & Body Works, Inc.
6.694% due 01/15/2027	495	505
7.500% due 06/15/2029	749	759
Bausch & Lomb Corp. 8.375% due 10/01/2028	3,029	3,131
Bausch Health Americas, Inc. 8.500% due 01/31/2027 (g)	1,175	1,165
Bausch Health Cos., Inc.
4.875% due 06/01/2028	1,133	1,038
5.000% due 01/30/2028	1,637	1,385
5.000% due 02/15/2029	1,546	1,128
6.250% due 02/15/2029	1,379	1,036
11.000% due 09/30/2028	797	814
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) 10.000% due 07/15/2033 (b)	1,768	1,884
Beacon Mobility Corp. 7.250% due 08/01/2030	1,514	1,565
Beazer Homes USA, Inc. 7.500% due 03/15/2031	703	691
Beignet Investor LLC 6.581% due 05/30/2049	5,619	5,782
Belron U.K. Finance PLC 5.750% due 10/15/2029	1,783	1,795
BKV Upstream Midstream LLC 7.500% due 10/15/2030	3,126	3,162
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	401	394
7.750% due 12/01/2029	1,813	1,906
Block, Inc.
2.750% due 06/01/2026	3,204	3,191
5.625% due 08/15/2030	1,425	1,418
Borr IHC Ltd. / Borr Finance LLC 10.000% due 11/15/2028	1,046	1,073
Boyd Gaming Corp. 4.750% due 12/01/2027	1,545	1,530
Brand Industrial Services, Inc. 10.375% due 08/01/2030	1,878	1,719
Brink's Co. 4.625% due 10/15/2027	1,842	1,819
Buckeye Partners LP 3.950% due 12/01/2026	2,017	1,998
BWX Technologies, Inc. 4.125% due 06/30/2028	2,076	2,020
Caesars Entertainment, Inc.
6.500% due 02/15/2032	375	371
7.000% due 02/15/2030	875	886
Calderys Financing LLC 11.250% due 06/01/2028	300	311
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028 (g)	1,978	1,176
Capstone Borrower, Inc. 8.000% due 06/15/2030	1,495	1,430
Capstone Copper Corp. 6.750% due 03/31/2033	1,465	1,457
Carnival Corp. 5.125% due 05/01/2029	2,818	2,799
Carvana Co. 9.000% due 06/01/2030	1,100	1,145
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	3,395	3,097
4.500% due 08/15/2030	1,444	1,350
4.750% due 03/01/2030	3,893	3,696
4.750% due 02/01/2032	987	893
5.000% due 02/01/2028	4,862	4,825
5.125% due 05/01/2027	1,843	1,842

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.375% due 06/01/2029	2,447	2,415
Celanese U.S. Holdings LLC
1.400% due 08/05/2026	2,818	2,779
6.500% due 04/15/2030	1,072	1,095
6.850% due 11/15/2028	2,491	2,592
7.000% due 02/15/2031	2,129	2,188
Centene Corp.
2.450% due 07/15/2028	2,957	2,756
4.250% due 12/15/2027	231	227
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029	2,169	1,614
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029	4,476	3,226
Cerdia Finanz GmbH 9.375% due 10/03/2031	4,450	4,430
Champion Iron Canada, Inc. 7.875% due 07/15/2032	700	728
Champions Financing, Inc. 8.750% due 02/15/2029 (g)	1,966	1,765
Charles River Laboratories International, Inc. 3.750% due 03/15/2029	369	350
Chemours Co. 4.625% due 11/15/2029	1,100	1,033
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	1,192	1,173
7.625% due 07/01/2029	815	834
Chord Energy Corp. 6.000% due 10/01/2030	1,586	1,608
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	1,698	1,566
5.250% due 05/15/2030	2,798	2,639
6.000% due 01/15/2029	1,974	1,953
6.125% due 04/01/2030	1,652	1,438
6.875% due 04/15/2029	4,125	3,971
Churchill Downs, Inc.
4.750% due 01/15/2028	4,049	3,997
5.500% due 04/01/2027	1,846	1,845
5.750% due 04/01/2030	1,000	989
Cinemark USA, Inc. 5.250% due 07/15/2028	1,634	1,621
Cipher Compute LLC 7.125% due 11/15/2030	2,007	2,082
CITGO Petroleum Corp. 8.375% due 01/15/2029	2,841	2,936
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	3,974	3,453
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/2029 (g)	4,534	4,556
7.750% due 04/15/2028	2,128	2,140
7.875% due 04/01/2030	205	215
Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	1,057	1,009
6.750% due 04/15/2030	900	879
6.875% due 11/01/2029	1,779	1,780
Cloud Software Group, Inc.
6.500% due 03/31/2029	9,813	9,583
9.000% due 09/30/2029	6,876	6,640
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	875	860
8.750% due 04/15/2030	4,391	4,101
CMG Media Corp. 8.875% due 06/18/2029	1,034	899
CNX Midstream Partners LP 4.750% due 04/15/2030	1,988	1,891
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (g)	2,853	2,491
7.000% due 06/15/2027 (g)	2,866	2,837
7.000% due 06/15/2027	1,633	1,614
Coherent Corp. 5.000% due 12/15/2029	2,200	2,160
Columbus McKinnon Corp. 7.125% due 02/01/2033	1,158	1,159
Compass Minerals International, Inc. 8.000% due 07/01/2030	1,748	1,810
Comstock Resources, Inc.
5.875% due 01/15/2030	2,026	1,963
6.750% due 03/01/2029	6,145	6,074
Connect Finco SARL/Connect U.S. Finco LLC 9.000% due 09/15/2029	4,134	4,348
Constellium SE 3.750% due 04/15/2029	825	787
CoreWeave, Inc.
9.000% due 02/01/2031	2,793	2,661
9.250% due 06/01/2030	6,225	6,055

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

CP Atlas Buyer, Inc. 9.750% due 07/15/2030	1,116	1,048
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031	674	658
Crescent Energy Finance LLC 7.875% due 04/15/2032	812	830
Crocs, Inc. 4.250% due 03/15/2029	2,197	2,110
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	1,567	1,492
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/2026	823	820
CSC Holdings LLC
4.125% due 12/01/2030	1,175	706
4.625% due 12/01/2030	2,804	993
5.375% due 02/01/2028	1,729	1,281
5.500% due 04/15/2027	3,277	2,846
5.750% due 01/15/2030	7,342	2,795
6.500% due 02/01/2029	3,590	2,292
7.500% due 04/01/2028 (g)	1,872	1,032
11.250% due 05/15/2028	1,478	1,209
11.750% due 01/31/2029	3,410	2,468
CVR Energy, Inc. 7.500% due 02/15/2031	750	756
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/2028	1,268	1,264
CVS Health Corp. 7.000% due 03/10/2055 •	5,372	5,540
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125% due 04/15/2031	1,640	1,621
Darling Ingredients, Inc. 5.250% due 04/15/2027	725	726
DaVita, Inc. 4.625% due 06/01/2030	2,843	2,735
Dcli Bidco LLC 7.750% due 11/15/2029	1,851	1,873
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125% due 06/01/2028	1,099	1,102
8.625% due 03/15/2029	966	1,000
Deluxe Corp.
8.000% due 06/01/2029	1,485	1,496
8.125% due 09/15/2029	2,572	2,673
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	1,368	1,426
Directv Financing LLC 8.875% due 02/01/2030	4,379	4,371
Discovery Communications LLC
3.625% due 05/15/2030	1,275	1,187
3.950% due 03/20/2028	2,693	2,640
Discovery Global Holdings, Inc.
3.755% due 03/15/2027	4,196	4,147
4.054% due 03/15/2029	997	965
5.050% due 03/15/2042	925	612
DISH DBS Corp.
5.125% due 06/01/2029	6,250	5,592
5.250% due 12/01/2026	5,822	5,775
5.750% due 12/01/2028	5,510	5,333
7.375% due 07/01/2028	3,147	3,056
7.750% due 07/01/2026	4,534	4,524
DISH Network Corp. 11.750% due 11/15/2027	5,426	5,593
Dream Finders Homes, Inc. 6.875% due 09/15/2030	2,522	2,416
EchoStar Corp. 10.750% due 11/30/2029	8,249	8,916
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	2,350	2,341
EG Global Finance PLC 12.000% due 11/30/2028	1,584	1,696
Eldorado Gold Corp. 6.250% due 09/01/2029	1,548	1,541
Ellucian Holdings, Inc. 6.500% due 12/01/2029	3,583	3,509
Encompass Health Corp. 4.500% due 02/01/2028	871	864
Energy Transfer LP 6.500% due 02/15/2056 •	1,673	1,654
Entegris, Inc. 4.750% due 04/15/2029	3,394	3,357
ERO Copper Corp. 6.500% due 02/15/2030	800	794
Esab Corp.
5.625% due 04/01/2031	1,375	1,388
6.250% due 04/15/2029	778	791

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

EW Scripps Co. 9.875% due 08/15/2030	4,600	4,470
Excelerate Energy LP 8.000% due 05/15/2030	2,933	3,072
Fair Isaac Corp. 4.000% due 06/15/2028	1,582	1,536
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/2029	1,938	1,853
6.750% due 01/15/2030	3,308	3,092
First Quantum Minerals Ltd. 8.000% due 03/01/2033	200	209
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029	1,862	1,784
Flash Compute LLC 7.250% due 12/31/2030	800	806
Fluor Corp. 4.250% due 09/15/2028	1,732	1,705
Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027	2,076	2,058
5.875% due 04/15/2030	1,004	1,017
Fortrea Holdings, Inc. 7.500% due 07/01/2030 (g)	519	492
Frontier Communications Holdings LLC
5.875% due 11/01/2029	735	740
6.750% due 05/01/2029	1,774	1,777
Full House Resorts, Inc. 8.250% due 02/15/2028	1,158	1,057
FXI Holdings, Inc. 11.000% due 11/15/2030	438	389
FXI Holdings, Inc. (16.000% PIK) 16.000% due 11/15/2029 (b)	262	137
Gap, Inc. 3.625% due 10/01/2029	2,328	2,176
Garda World Security Corp.
6.000% due 06/01/2029	2,060	1,963
6.500% due 01/15/2031	1,325	1,344
GFL Environmental, Inc. 4.000% due 08/01/2028	2,135	2,077
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375% due 01/15/2029	1,902	1,739
11.500% due 08/15/2029	1,651	1,644
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	2,528	2,355
5.250% due 12/01/2027	596	594
goeasy Ltd.
6.875% due 05/15/2030	2,400	1,991
7.375% due 10/01/2030	250	207
9.250% due 12/01/2028	1,633	1,520
Golar LNG Ltd. 7.500% due 10/02/2030	800	810
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	15	15
5.000% due 07/15/2029	2,444	2,314
Graphic Packaging International LLC
3.500% due 03/15/2028	558	537
4.750% due 07/15/2027	275	273
Gray Media, Inc.
4.750% due 10/15/2030	2,489	1,923
9.625% due 07/15/2032	3,039	3,042
10.500% due 07/15/2029	1,870	1,988
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029	1,325	1,331
Griffon Corp. 5.750% due 03/01/2028	3,147	3,143
Grifols SA 4.750% due 10/15/2028	3,193	3,129
Group 1 Automotive, Inc. 4.000% due 08/15/2028	1,026	993
GrubHub Holdings, Inc. (7.000% Cash and 7.000% PIK) 14.000% due 07/31/2030 (b)(g)	1,705	1,349
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	3,509	3,593
HealthEquity, Inc. 4.500% due 10/01/2029	1,526	1,478
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% due 04/30/2028	238	245
Herc Holdings, Inc.
5.750% due 03/15/2031	1,901	1,874
7.000% due 06/15/2030	1,818	1,865
Hertz Corp.
4.625% due 12/01/2026	243	220
12.625% due 07/15/2029	2,886	2,535
Hess Midstream Operations LP 5.875% due 03/01/2028	1,118	1,126

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Hilton Domestic Operating Co., Inc. 5.875% due 04/01/2029	1,018	1,028
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000% due 06/01/2029	1,874	1,780
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/2027	839	839
HNI Corp. 5.125% due 01/18/2029	2,279	2,182
Hologic, Inc. 3.250% due 02/15/2029	645	644
HTA Group Ltd. 7.500% due 06/04/2029	562	573
Hughes Satellite Systems Corp.
5.250% due 08/01/2026 (g)	1,200	1,068
6.625% due 08/01/2026 (g)	850	640
IAMGOLD Corp. 5.750% due 10/15/2028	1,523	1,517
iHeartCommunications, Inc.
7.750% due 08/15/2030	680	542
9.125% due 05/01/2029	1,101	1,001
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	738	738
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)	1,658	1,687
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/2028	515	516
Imola Merger Corp. 4.750% due 05/15/2029	4,811	4,679
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(b)	567	567
Incora Top Holdco LLC 6.000% due 01/30/2033 «(i)	394	596
INEOS Finance PLC
6.750% due 05/15/2028	2,703	2,615
7.500% due 04/15/2029	917	890
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029 (g)	561	462
Ithaca Energy North Sea PLC 8.125% due 10/15/2029	1,216	1,248
ITT Holdings LLC 6.500% due 08/01/2029	1,272	1,238
Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027	1,745	1,713
JELD-WEN, Inc. 4.875% due 12/15/2027	450	306
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031	2,996	2,835
JW Aluminum Continuous Cast Co. 10.250% due 04/01/2030	1,318	1,365
K Hovnanian Enterprises, Inc. 8.000% due 04/01/2031	775	767
KBR, Inc. 4.750% due 09/30/2028	1,457	1,430
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.000% due 02/15/2029	2,213	2,307
Kinetik Holdings LP 6.625% due 12/15/2028	1,534	1,561
Kioxia Holdings Corp. 0.000% due 07/24/2030	2,234	2,272
Kodiak Gas Services LLC
5.875% due 04/01/2031	1,375	1,383
7.250% due 02/15/2029	1,613	1,672
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	930	950
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	2,262	2,237
LBM Acquisition LLC
6.250% due 01/15/2029	2,590	1,896
9.500% due 06/15/2031	1,748	1,524
LCM Investments Holdings II LLC 4.875% due 05/01/2029	992	966
Level 3 Financing, Inc.
3.625% due 01/15/2029	1,404	1,320
3.750% due 07/15/2029	874	814
4.875% due 06/15/2029	1,482	1,449
8.500% due 01/15/2036	2,465	2,574
LGI Homes, Inc. 4.000% due 07/15/2029	875	780
LifePoint Health, Inc.
5.375% due 01/15/2029	3,015	2,910
10.000% due 06/01/2032	1,731	1,770
11.000% due 10/15/2030	167	180
Lindblad Expeditions LLC 7.000% due 09/15/2030	700	715

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Lithia Motors, Inc. 4.625% due 12/15/2027	4,000	3,959
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	2,285	2,272
6.500% due 05/15/2027	1,172	1,174
Lsf12 Helix Parent LLC 7.125% due 02/01/2033	1,324	1,278
Madison IAQ LLC
4.125% due 06/30/2028	1,879	1,836
5.875% due 06/30/2029	1,578	1,549
Match Group Holdings II LLC
4.625% due 06/01/2028	1,940	1,898
5.000% due 12/15/2027	647	645
5.625% due 02/15/2029	1,708	1,688
Mativ Holdings, Inc. 8.000% due 10/01/2029	2,013	1,877
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	5,043	5,047
9.250% due 04/15/2030	3,889	3,617
Mavis Tire Express Services Topco Corp. 6.500% due 05/15/2029	1,650	1,638
Maxam Prill SARL 7.750% due 07/15/2030	2,763	2,817
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	1,848	1,928
McAfee Corp. 7.375% due 02/15/2030	6,259	5,178
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,398	2,373
8.000% due 08/01/2029	4,288	4,285
Medline Borrower LP 5.250% due 10/01/2029	1,633	1,620
Methanex Corp. 5.125% due 10/15/2027	1,162	1,155
Michaels Cos., Inc. 8.500% due 03/15/2033	2,365	2,305
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	3,684	3,575
Millennium Escrow Corp. 6.625% due 08/01/2026	862	807
Mineral Resources Ltd.
7.000% due 04/01/2031	1,425	1,458
9.250% due 10/01/2028	1,904	1,974
Minerals Technologies, Inc. 5.000% due 07/01/2028	2,134	2,103
MIWD Holdco II LLC/MIWD Finance Corp. 5.500% due 02/01/2030	2,168	1,875
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.250% due 04/15/2030	1,540	1,578
Molina Healthcare, Inc.
4.375% due 06/15/2028	2,290	2,216
6.500% due 02/15/2031	25	25
Moog, Inc. 4.250% due 12/15/2027	1,478	1,482
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	17	13
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)	700	633
Mueller Water Products, Inc. 4.000% due 06/15/2029	1,300	1,253
Murphy Oil USA, Inc.
3.750% due 02/15/2031	1,450	1,348
5.625% due 05/01/2027	259	259
Nabors Industries, Inc.
7.625% due 11/15/2032	1,673	1,714
8.875% due 08/15/2031	1,723	1,796
9.125% due 01/31/2030	1,575	1,655
National Mentor Holdings, Inc. 10.500% due 12/15/2030	5,651	5,837
NCL Corp. Ltd.
5.875% due 01/15/2031	1,901	1,848
7.750% due 02/15/2029	1,214	1,265
NCR Atleos Corp. 9.500% due 04/01/2029	1,452	1,555
NCR Voyix Corp.
5.000% due 10/01/2028	3,418	3,296
5.125% due 04/15/2029	1,907	1,826
Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	7,199	7,225
10.375% due 05/15/2031	1,035	1,045
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/2028	1,923	1,896
New Flyer Holdings, Inc. 9.250% due 07/01/2030	1,277	1,366

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029	3,258	1,853
Nexstar Media, Inc.
4.750% due 11/01/2028	1,126	1,108
5.625% due 07/15/2027	3,389	3,390
7.250% due 04/15/2034 (a)	1,600	1,606
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	5,167	5,030
4.810% due 09/17/2030	1,983	1,802
7.500% due 07/17/2030	1,313	1,324
Noble Finance II LLC 8.000% due 04/15/2030	4,057	4,179
Nordstrom, Inc. 4.000% due 03/15/2027	738	722
NOVA Chemicals Corp. 5.250% due 06/01/2027	2,493	2,491
Novelis Corp. 4.750% due 01/30/2030	4,936	4,673
OAK-Eagle Acquireco, Inc. 8.750% due 07/01/2034 (a)	1,350	1,414
Odeon Finco PLC 12.750% due 11/01/2027	577	596
Olin Corp.
5.000% due 02/01/2030	1,175	1,126
5.625% due 08/01/2029	1,505	1,488
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,069	1,022
6.250% due 10/01/2029 (g)	2,558	2,420
ON Semiconductor Corp. 3.875% due 09/01/2028	2,824	2,727
OneSky Flight LLC 8.875% due 12/15/2029	3,516	3,632
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% due 08/01/2030	2,678	2,569
Open Text Corp. 3.875% due 02/15/2028	2,946	2,839
Open Text Holdings, Inc. 4.125% due 02/15/2030	1,683	1,505
Option Care Health, Inc. 4.375% due 10/31/2029	1,406	1,356
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	3,875	3,762
5.125% due 04/30/2031	900	734
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/2029	1,000	965
5.000% due 08/15/2027	2,157	2,153
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	1,125	1,001
Paramount Global
3.375% due 02/15/2028	325	315
3.700% due 06/01/2028	2,412	2,334
4.200% due 06/01/2029	1,075	1,027
4.950% due 01/15/2031	1,715	1,589
5.850% due 09/01/2043	100	69
6.250% due 02/28/2057 •	1,566	1,057
6.875% due 04/30/2036	390	342
7.875% due 07/30/2030	850	888
Park River Holdings, Inc.
8.000% due 03/15/2031	646	643
8.750% due 12/31/2030	2,112	1,956
Penn Entertainment, Inc.
5.625% due 01/15/2027	1,731	1,729
6.750% due 04/01/2031	900	875
Performance Food Group, Inc. 4.250% due 08/01/2029	2,262	2,175
Permian Resources Operating LLC 8.000% due 04/15/2027	1,497	1,499
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	2,250	2,034
Petco Health & Wellness Co., Inc. 8.250% due 02/01/2031	1,100	1,099
PM General Purchaser LLC 9.500% due 10/01/2028	2,718	2,578
Post Holdings, Inc. 4.625% due 04/15/2030	4,675	4,491
Precision Drilling Corp. 6.875% due 01/15/2029	2,204	2,222
Prestige Brands, Inc. 5.125% due 01/15/2028	1,300	1,298
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	4,255	4,415
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	2,521	2,455
5.750% due 04/15/2026	162	163

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	2,399	2,333
6.250% due 04/01/2029	2,424	2,430
QVC, Inc. 6.875% due 04/15/2029	542	241
Rackspace Finance LLC 3.500% due 05/15/2028	258	129
Radiology Partners, Inc. 8.500% due 07/15/2032	1,156	1,173
Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	489	485
9.750% due 04/15/2029	4,711	5,025
11.250% due 02/15/2027	4,517	4,680
Rand Parent LLC 8.500% due 02/15/2030	1,759	1,807
RB Global Holdings, Inc. 6.750% due 03/15/2028	872	884
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029	815	330
Reworld Holding Corp. 4.875% due 12/01/2029	1,668	1,565
Rivers Enterprise Borrower LLC 6.250% due 10/15/2030	1,519	1,516
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.000% due 01/15/2031	3,270	3,180
ROBLOX Corp. 3.875% due 05/01/2030	2,452	2,306
Rocket Software, Inc. 6.500% due 02/15/2029	2,227	2,007
Rockies Express Pipeline LLC 4.950% due 07/15/2029	1,925	1,878
Rogers Communications, Inc.
5.250% due 03/15/2082 •	1,168	1,155
7.000% due 04/15/2055 •	3,040	3,054
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	1,573	1,530
RR Donnelley & Sons Co.
9.500% due 08/01/2029	1,905	1,930
10.875% due 08/01/2029	900	909
Sabre GLBL, Inc.
10.750% due 11/15/2029	927	793
10.750% due 03/15/2030	1,423	1,204
Science Applications International Corp. 4.875% due 04/01/2028	934	920
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	2,447	2,421
Scripps Escrow II, Inc.
3.875% due 01/15/2029 (g)	1,298	1,202
5.375% due 01/15/2031	1,976	1,458
Seadrill Finance Ltd. 8.375% due 08/01/2030	2,257	2,336
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	1,543	1,495
5.875% due 07/15/2030	2,471	2,513
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% due 02/01/2028	992	1,005
Sensata Technologies BV 4.000% due 04/15/2029	1,166	1,126
Service Corp. International
3.375% due 08/15/2030	322	297
4.625% due 12/15/2027	1,188	1,177
Shutterfly Finance LLC
8.500% due 10/01/2027 (g)	1,897	1,819
9.750% due 10/01/2027	247	248
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	4,616	4,446
Sirius XM Radio LLC
3.125% due 09/01/2026	2,208	2,195
4.000% due 07/15/2028	4,403	4,253
4.125% due 07/01/2030	2,018	1,891
5.000% due 08/01/2027	2,219	2,217
5.500% due 07/01/2029	3,677	3,667
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	1,423	1,362
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.625% due 01/15/2032	400	401
SK Invictus Intermediate II SARL 5.000% due 10/30/2029	1,379	1,346
SM Energy Co.
5.000% due 10/15/2026	1,244	1,243
6.500% due 07/15/2028	618	620
6.625% due 01/15/2027	1,034	1,035
6.750% due 08/01/2029	3,801	3,861

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	3,883	3,856
Sotheby's 7.375% due 10/15/2027	2,606	2,595
South Bow Canadian Infrastructure Holdings Ltd. 7.625% due 03/01/2055 •	1,759	1,812
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	3,857	3,352
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	629	627
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	374	367
SS&C Technologies, Inc. 5.500% due 09/30/2027	1,450	1,452
Stagwell Global LLC 5.625% due 08/15/2029	6,528	6,221
Standard Industries, Inc.
3.375% due 01/15/2031	900	807
4.375% due 07/15/2030	104	98
4.750% due 01/15/2028	2,811	2,781
Staples, Inc. 10.750% due 09/01/2029	6,359	5,886
Star Leasing Co. LLC 7.625% due 02/15/2030	1,780	1,649
Star Parent, Inc. 9.000% due 10/01/2030	2,400	2,489
Station Casinos LLC 4.500% due 02/15/2028	4,824	4,731
Stena International SA 7.250% due 01/15/2031	625	632
SunCoke Energy, Inc. 4.875% due 06/30/2029	1,850	1,671
Sunoco LP
4.500% due 10/01/2029	353	341
4.625% due 05/01/2030	875	843
5.875% due 07/15/2027	1,800	1,800
7.000% due 05/01/2029	777	798
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	461	450
4.500% due 04/30/2030	2,111	2,036
5.875% due 03/15/2028	316	316
7.000% due 09/15/2028	1,008	1,032
Superior Plus LP/Superior General Partner, Inc. 4.500% due 03/15/2029	1,000	957
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	1,050	1,033
SV RNO Property Owner 1 LLC 5.875% due 03/01/2031	4,391	4,343
Synaptics, Inc. 4.000% due 06/15/2029	675	640
Synergy Infrastructure Holdings LLC 7.875% due 12/01/2030	1,186	1,212
Talos Production, Inc. 9.000% due 02/01/2029	975	1,016
Taseko Mines Ltd. 8.250% due 05/01/2030	858	896
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	2,093	2,100
Team Health Holdings, Inc. 8.375% due 06/30/2028	1,527	1,509
Teleflex, Inc.
4.250% due 06/01/2028	1,539	1,497
4.625% due 11/15/2027	943	935
Tenet Healthcare Corp.
4.250% due 06/01/2029	3,534	3,429
4.625% due 06/15/2028	1,338	1,327
5.125% due 11/01/2027	1,587	1,586
6.125% due 10/01/2028	1,136	1,139
Tenneco, Inc. 8.000% due 11/17/2028	1,333	1,329
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	3,309	3,238
TGS ASA 8.500% due 01/15/2030	4,220	4,424
Thor Industries, Inc. 4.000% due 10/15/2029	2,064	1,950
Tidewater, Inc. 9.125% due 07/15/2030	1,984	2,115
Titan International, Inc. 7.000% due 04/30/2028	2,588	2,584
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	522	521
TopBuild Corp. 3.625% due 03/15/2029	1,789	1,705

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	2,964	2,621
TransDigm, Inc.
4.625% due 01/15/2029	1,517	1,491
4.875% due 05/01/2029	1,000	986
6.375% due 03/01/2029	4,827	4,923
6.750% due 08/15/2028	4,986	5,053
Transocean Aquila Ltd. 8.000% due 09/30/2028	1,021	1,050
Transocean International Ltd. 8.250% due 05/15/2029	5,704	5,897
Travel & Leisure Co.
6.000% due 04/01/2027	538	541
6.625% due 07/31/2026	1,486	1,488
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	2,689	2,621
TriNet Group, Inc. 3.500% due 03/01/2029	2,171	1,971
Trivium Packaging Finance BV
8.250% due 07/15/2030	1,405	1,471
12.250% due 01/15/2031	575	623
Tronox, Inc.
4.625% due 03/15/2029	419	336
9.125% due 09/30/2030	950	950
TTM Technologies, Inc. 4.000% due 03/01/2029	850	817
Tutor Perini Corp. 11.875% due 04/30/2029	775	849
Twilio, Inc. 3.625% due 03/15/2029	1,770	1,694
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	3,968	3,838
U.S. Foods, Inc. 6.875% due 09/15/2028	925	947
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	272
UKG, Inc. 6.875% due 02/01/2031	2,128	2,082
Under Armour, Inc.
3.250% due 06/15/2026	1,785	1,784
7.250% due 07/15/2030	800	810
United Airlines Holdings, Inc.
4.875% due 03/01/2029	1,548	1,518
5.375% due 03/01/2031	2,390	2,344
United Rentals North America, Inc.
3.875% due 11/15/2027	323	319
4.000% due 07/15/2030	744	707
4.875% due 01/15/2028	2,597	2,587
Univision Communications, Inc.
4.500% due 05/01/2029	550	517
7.375% due 06/30/2030	2,704	2,652
8.000% due 08/15/2028	3,750	3,808
USA Compression Partners LP/USA Compression Finance Corp. 7.125% due 03/15/2029	347	355
Valaris Ltd. 8.375% due 04/30/2030	2,496	2,588
Velocity Vehicle Group LLC 8.000% due 06/01/2029	2,073	1,939
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	5,749	5,467
Venture Global LNG, Inc.
7.000% due 01/15/2030	2,400	2,452
8.125% due 06/01/2028	7,053	7,217
9.500% due 02/01/2029	7,337	7,937
9.875% due 02/01/2032	1,150	1,236
Venture Global Plaquemines LNG LLC 6.125% due 12/15/2030	2,126	2,188
Veritiv Operating Co. 10.500% due 11/30/2030	675	702
Versant Media Group, Inc. 7.250% due 01/30/2031	1,744	1,786
VF Corp.
2.800% due 04/23/2027	2,379	2,316
2.950% due 04/23/2030	1,230	1,097
Viasat, Inc. 5.625% due 04/15/2027	924	918
Viavi Solutions, Inc. 3.750% due 10/01/2029	2,137	2,007
Viking Cruises Ltd.
7.000% due 02/15/2029	1,000	1,002
9.125% due 07/15/2031	1,199	1,266
Virgin Media Finance PLC 5.000% due 07/15/2030	5,351	4,391

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Virgin Media Secured Finance PLC
4.500% due 08/15/2030		1,519	1,348
5.500% due 05/15/2029		3,536	3,393
Viridien 10.000% due 10/15/2030		566	603
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (g)		3,004	2,598
7.875% due 05/01/2027		2,176	2,150
9.500% due 06/01/2028		2,552	2,495
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		1,475	1,268
6.750% due 01/15/2033		900	805
VZ Secured Financing BV
5.000% due 01/15/2032		1,589	1,364
7.500% due 01/15/2033		1,876	1,770
Wayfair LLC
6.750% due 11/15/2032		1,038	1,047
7.250% due 10/31/2029		2,074	2,118
WBI Operating LLC 6.250% due 10/15/2030		1,347	1,356
Weatherford International Ltd. 6.750% due 10/15/2033		1,546	1,581
WESCO Distribution, Inc.
6.375% due 03/15/2029		2,038	2,077
7.250% due 06/15/2028		304	306
Whirlpool Corp. 4.750% due 02/26/2029		2,932	2,812
White Cap Supply Holdings LLC 7.375% due 11/15/2030		3,335	3,237
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029		2,625	2,662
Williams Scotsman, Inc. 4.625% due 08/15/2028		530	522
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031		2,183	2,283
Wolverine World Wide, Inc. 4.000% due 08/15/2029		3,181	2,947
WR Grace Holdings LLC
5.625% due 08/15/2029		4,496	4,139
7.000% due 08/01/2033		475	462
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,838	2,774
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		2,076	2,070
Xerox Holdings Corp. 5.500% due 08/15/2028		3,526	1,472
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029		1,789	1,846
8.375% due 01/15/2031 (g)		1,375	1,448
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (b)		3,130	3,113
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) 9.000% due 09/09/2030 (b)		1,688	1,578
ZF North America Capital, Inc.
6.750% due 04/23/2030		2,324	2,250
6.875% due 04/14/2028		2,781	2,822
7.125% due 04/14/2030		1,475	1,455
Ziff Davis, Inc. 4.625% due 10/15/2030		2,406	2,270
Ziggo Bond Co. BV 5.125% due 02/28/2030		1,338	1,149
Ziggo BV 4.875% due 01/15/2030		2,681	2,506
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029		4,996	4,157

			1,136,812

UTILITIES 5.5%
AES Corp. 7.600% due 01/15/2055 •		1,640	1,628
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		2,094	2,185
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	11	146
American Electric Power Co., Inc. 5.800% due 03/15/2056 •		$875	865
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% due 06/01/2028		244	251
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750% due 01/15/2028		1,100	1,101
Archrock Partners LP/Archrock Partners Finance Corp. 6.250% due 04/01/2028		1,108	1,108

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Clearway Energy Operating LLC 4.750% due 03/15/2028	1,973	1,948
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	1,166	1,180
Edison International
6.250% due 03/15/2030	293	304
7.875% due 06/15/2054 •	980	1,005
8.125% due 06/15/2053 •	1,225	1,248
Emera, Inc. 6.750% due 06/15/2076 •	1,823	1,827
EUSHI Finance, Inc. 7.625% due 12/15/2054 •	3,664	3,791
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	1,673	1,666
8.250% due 01/15/2029	1,247	1,289
Hilcorp Energy I LP/Hilcorp Finance Co. 6.250% due 11/01/2028	1,762	1,771
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029	2,986	2,805
Millicom International Cellular SA 5.125% due 01/15/2028	470	466
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% due 02/15/2029	3,070	3,164
NRG Energy, Inc.
5.250% due 06/15/2029	3,996	3,958
5.750% due 01/15/2028	770	772
PacifiCorp
7.125% due 08/15/2056 •	4,266	4,031
7.375% due 09/15/2055 •	1,872	1,790
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/2028	2,898	2,831
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028	3,310	3,297
7.875% due 09/15/2030	668	686
PG&E Corp.
5.000% due 07/01/2028	2,527	2,509
5.250% due 07/01/2030	3,157	3,117
6.850% due 09/15/2056 •	1,573	1,555
7.375% due 03/15/2055 •	2,768	2,788
Puget Energy, Inc.
7.000% due 09/15/2056 •	825	819
7.250% due 09/15/2056 •	800	797
Sierra Pacific Power Co. 6.375% due 09/15/2056 •	1,573	1,561
Talen Energy Supply LLC
6.250% due 02/01/2034	900	891
6.500% due 02/01/2036	900	907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500% due 01/15/2028	2,709	2,688
6.000% due 12/31/2030	125	124
TerraForm Power Operating LLC
4.750% due 01/15/2030	2,330	2,233
5.000% due 01/31/2028	3,857	3,816
TXNM Energy, Inc. 7.000% due 07/31/2056 •	2,550	2,544
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029	2,522	2,452
8.625% due 06/15/2032	12	12
Veon Midco BV 3.375% due 11/25/2027	3,425	3,252
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,260	1,256
5.625% due 02/15/2027	1,856	1,857
Vodafone Group PLC 7.000% due 04/04/2079 •	2,135	2,197
VoltaGrid LLC 7.375% due 11/01/2030	3,459	3,574

		88,062

Total Corporate Bonds & Notes (Cost $1,492,212)		1,477,218

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045	489	488
U.S. Treasury Notes
4.250% due 08/15/2035	796	793

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,318)		1,281

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
SES SA «(d)	75,928	1,139

CONSUMER DISCRETIONARY 0.0%
Riverbed Technology, Inc. «(d)(i)	22,812	1

FINANCIALS 0.0%
Bruin Blocker LLC «(d)(i)	182,994	0

HEALTH CARE 0.1%
AmSurg Corp. «(d)(i)	21,155	930

INDUSTRIALS 0.0%
Incora New Equity «(d)(i)	17,294	655
Spirit Aviation Holdings, Inc. (d)	70,218	18

		673

Total Common Stocks (Cost $4,403)		2,743

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	79,807	6

Total Warrants (Cost $983)		6

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Clover Holdings, Inc. 0.000% «(i)	2,459	46

Total Preferred Securities (Cost $37)		46

SHORT-TERM INSTRUMENTS 7.0%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (h)	2,355,888	2,356

		2,356

REPURCHASE AGREEMENTS (j) 7.0%		112,200

Total Short-Term Instruments (Cost $114,556)		112,200

Total Investments in Securities (Cost $1,639,473)		1,620,766

INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS 2.0%
PIMCO Government Money Market Fund 3.740% (g)(h)	31,971,222	31,971

Total Short-Term Instruments (Cost $31,971)		34,327

Total Investments in Affiliates (Cost $31,971)		31,971

Total Investments 103.5% (Cost $1,671,444)		$1,652,737
Financial Derivative Instruments (k) (0.0)%(Cost or Premiums, net $322)		(140)
Other Assets and Liabilities, net (3.5)%		(55,532)

Net Assets 100.0%		$1,597,065

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Zero coupon security.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Securities with an aggregate market value of $31,267 were out on loan in exchange for $31,971 of cash collateral as of March 31, 2026.
(h)							Coupon represents a 7-Day Yield.
(i)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.						11/02/2023 - 11/06/2023	$884	$930	0.06%
Bruin Blocker LLC						04/20/2021	0	0	0.00
Clover Holdings, Inc.						12/09/2024	37	46	0.00
Incora New Equity						01/31/2025	840	655	0.04
Incora Top Holdco LLC6.000% due 01/30/2033						01/31/2025 - 01/31/2026	394	596	0.04
Riverbed Technology, Inc.						04/24/2018 - 12/07/2021	1,634	1	0.00

							$3,789	$2,228	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026	$50,100		U.S. Treasury Notes 4.125% due 03/31/2029	$(51,105)	$50,100	$50,100
	3.690	03/31/2026	04/01/2026	8,500		U.S. Treasury Notes 1.125% due 02/15/2031	(8,681)	8,500	8,501
	3.710	03/31/2026	04/01/2026	53,600		U.S. Treasury Notes 4.125% due 03/31/2029	(54,745)	53,600	53,605

Total Repurchase Agreements							$(114,531)	$112,200	$112,206

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(93) at a weighted average interest rate of 3.903%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures				09/2027	143	$34,479	$161	$7	$0
3-Month SOFR Active Contract March Futures				06/2027	143	34,458	132	11	0
U.S. Treasury 5-Year Note June Futures				06/2026	983	106,341	(1,034)	138	0

							$(741)	$156	$0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2026	111	$(23,026)	$166		$0	$(9)
U.S. Treasury 10-Year Note June Futures				06/2026	66	(7,329)	144		0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2026	50	(5,676)	130		0	(15)
U.S. Treasury Long-Term Bond June Futures				06/2026	44	(5,011)	136		0	(17)

							$576		$0	$(56)

Total Futures Contracts							$(165)		$156	$(56)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Carnival Corp.	1.000%	Quarterly	12/20/2027	0.584%	$1,000	$(100)	$107	$7	$0	$0
Carnival Corp.	1.000	Quarterly	06/20/2029	0.955	1,300	(75)	77	2	1	0
Charter Communications	5.000	Quarterly	12/20/2030	2.600	3,200	299	21	320	4	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970	775	(3)	4	1	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.607	3,200	456	(82)	374	6	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	1.309	600	(89)	85	(4)	0	(2)

						$488	$212	$700	$11	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index		5.000%	Quarterly	06/20/2026	$4,800	$181	$(166)	$15	$2	$0
CDX.HY-45 5-Year Index		5.000	Quarterly	12/20/2030	3,886	175	36	211	35	0
CDX.HY-46 5-Year Index		5.000	Quarterly	06/20/2031	300	11	4	15	3	0

						$367	$(126)	$241	$40	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$31,000	$(334)	$325	$(9)	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	8,675	(337)	295	(42)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	5.000	Quarterly	06/20/2031	1,450	138	(273)	(135)	0	(275)

						$(533)	$347	$(186)	$0	$(289)

Total Swap Agreements						$322	$433	$755	$51	$(291)

Cash of $9,055 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,126	$4,790	$24,916
Corporate Bonds & Notes
Banking & Finance	0	252,344	0	252,344
Industrials	0	1,135,649	1,163	1,136,812
Utilities	0	87,916	146	88,062
U.S. Treasury Obligations	0	1,281	0	1,281
Common Stocks
Communication Services	0	0	1,139	1,139
Consumer Discretionary	0	0	1	1
Health Care	0	0	930	930
Industrials	18	0	655	673
Warrants
Industrials	0	0	6	6
Preferred Securities
Industrials	0	0	46	46
Short-Term Instruments
Mutual Funds	0	2,356	0	2,356
Repurchase Agreements	0	112,200	0	112,200

	$18	$1,611,872	$8,876	$1,620,766

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	31,971	0	0	31,971

Total Investments	$31,989	$1,611,872	$8,876	$1,652,737

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$207	$0	$207

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(347)	$0	$(347)

Total Financial Derivative Instruments	$0	$(140)	$0	$(140)

Totals	$31,989	$1,611,732	$8,876	$1,652,597

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$19,041	$19,320
2.500% due 01/15/2029	15,979	16,580
3.625% due 04/15/2028	5,324	5,600
3.875% due 04/15/2029	5,238	5,653
0.125% due 04/15/2027	22,285	22,161
0.125% due 01/15/2030	25,710	24,615
0.125% due 07/15/2030	12,408	11,815
0.125% due 01/15/2032	26,615	24,502
0.250% due 07/15/2029	16,083	15,647
0.375% due 01/15/2027	3,846	3,854
0.375% due 07/15/2027	26,256	26,255
0.500% due 01/15/2028	34,012	33,757
0.625% due 07/15/2032	2,856	2,696
0.750% due 07/15/2028	16,256	16,213
0.875% due 01/15/2029	20,187	20,045
1.125% due 10/15/2030	24,522	24,310
1.250% due 04/15/2028	20,963	21,050
1.625% due 10/15/2027	17,208	17,480
1.625% due 10/15/2029	24,790	25,190
1.625% due 04/15/2030	60,312	60,935
1.875% due 07/15/2034	44	44
2.125% due 04/15/2029	24,884	25,554
2.375% due 10/15/2028	13,520	14,000

Total U.S. Treasury Obligations (Cost $435,869)		437,276

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (b)	19,908	20

Total Short-Term Instruments (Cost $20)		20

Total Investments in Securities (Cost $435,889)		437,296

Total Investments 99.6% (Cost $435,889)		$437,296
Other Assets and Liabilities, net 0.4%		1,836

Net Assets 100.0%		$439,132

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$437,276	$0	$437,276
Short-Term Instruments
Mutual Funds	0	20	0	20

Total Investments	$0	$437,296	$0	$437,296

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051	$44,073	$23,469
0.125% due 02/15/2052	59,515	30,934
0.250% due 02/15/2050	47,217	26,762
0.625% due 02/15/2043	73,732	54,379
0.750% due 02/15/2042	50,150	38,678
0.750% due 02/15/2045	78,809	56,681
0.875% due 02/15/2047	73,344	52,076
1.000% due 02/15/2046	80,079	59,459
1.000% due 02/15/2048	67,362	48,435
1.000% due 02/15/2049	55,034	39,001
1.375% due 02/15/2044	81,057	67,042
1.500% due 02/15/2053	58,164	44,634
2.125% due 02/15/2054	46,156	40,740
2.375% due 02/15/2055	39,955	37,175
2.375% due 02/15/2056	16,250	15,109

Total U.S. Treasury Obligations (Cost $883,110)		634,574

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (d)	141,460	141

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.696% due 04/23/2026 - 05/26/2026 (a)(b)	1,464	1,458

Total Short-Term Instruments (Cost $1,599)		1,599

Total Investments in Securities (Cost $884,709)		636,173

Total Investments 99.9% (Cost $884,709)		$636,173
Other Assets and Liabilities, net 0.1%		481

Net Assets 100.0%		$636,654

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
(c)				Principal amount of security is adjusted for inflation.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$634,574	$0	$634,574
Short-Term Instruments
Mutual Funds	0	141	0	141
U.S. Treasury Bills	0	1,458	0	1,458

Total Investments	$0	$636,173	$0	$636,173

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 05/15/2051	$264,591	$74,612
0.000% due 08/15/2051	253,258	70,644
0.000% due 11/15/2051	264,521	72,991
0.000% due 02/15/2052	280,658	76,494
0.000% due 05/15/2052	276,347	74,526
0.000% due 08/15/2052	272,757	72,704
0.000% due 11/15/2052	306,695	80,989
0.000% due 02/15/2053	315,342	82,262
0.000% due 05/15/2053	274,985	70,936
0.000% due 08/15/2053	278,193	71,064
0.000% due 11/15/2053	286,025	72,484
0.000% due 02/15/2054	205,143	51,281
0.000% due 05/15/2054	266,108	65,973
0.000% due 08/15/2054	261,091	63,883
0.000% due 11/15/2054	278,364	67,428
0.000% due 02/15/2055	313,965	75,279
0.000% due 05/15/2055	271,733	64,572
0.000% due 08/15/2055	275,567	64,882
0.000% due 11/15/2055	234,577	54,715
0.000% due 02/15/2056	296,700	68,412

Total U.S. Treasury Obligations (Cost $1,717,890)		1,396,131

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (b)	1,236,814	1,237

Total Short-Term Instruments (Cost $1,237)		1,237

Total Investments in Securities (Cost $1,719,127)		1,397,368

Total Investments 100.1% (Cost $1,719,127)		$1,397,368
Other Assets and Liabilities, net (0.1)%		(1,374)

Net Assets 100.0%		$1,395,994

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,396,131	$0	$1,396,131
Short-Term Instruments
Mutual Funds	0	1,237	0	1,237

Total Investments	$0	$1,397,368	$0	$1,397,368

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
American Airlines, Inc. 5.918% (TSFR3M + 2.250%) due 04/20/2028 ~		$2,387	$2,369
Avolon TLB Borrower 1 U.S. LLC 5.425% (TSFR1M + 1.750%) due 06/24/2030 ~		1,245	1,249
Castlelake LP 2.950% due 05/12/2031 «~		3,930	3,683
Ecopetrol SA TBD% due 12/18/2027 «		10,000	9,900
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000
Quikrete Holdings, Inc. 5.918% (TSFR1M + 2.250%) due 02/10/2032 ~		990	989
SkyMiles IP Ltd. 5.168% (TSFR3M + 1.500%) due 10/20/2028 ~		1,349	1,357
Virgin Media Investment Holdings Ltd. 6.978% due 08/01/2030 «~	GBP	1,000	1,271

Total Loan Participations and Assignments (Cost $41,083)			40,818

CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 15.9%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$250	258
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		7,934	7,848
5.100% due 01/19/2029		2,700	2,736
Air Lease Corp. 2.875% due 01/15/2032		210	186
Aircastle Ltd. 5.950% due 02/15/2029		5,000	5,138
Alamo Re Ltd. 12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		250	253
Ally Financial, Inc.
6.184% due 07/26/2035 •		6,250	6,272
6.848% due 01/03/2030 •		3,100	3,236
American Assets Trust LP
3.375% due 02/01/2031		1,100	992
6.150% due 10/01/2034		11,350	11,263
American Homes 4 Rent LP 5.500% due 02/01/2034		1,700	1,716
American National Global Funding
4.625% due 12/15/2028		5,100	5,063
4.875% due 01/23/2031		9,000	8,816
American National Group, Inc. 5.750% due 10/01/2029		3,600	3,640
Americold Realty Operating Partnership LP 5.409% due 09/12/2034		5,900	5,622
Antares Holdings LP
3.750% due 07/15/2027		3,700	3,597
3.950% due 07/15/2026		1,000	997
6.350% due 10/23/2029		5,900	5,843
6.500% due 02/08/2029		1,200	1,202
7.950% due 08/11/2028		1,100	1,141
ARES Capital Corp. 5.875% due 03/01/2029		3,000	3,022
ARES Management Corp. 6.375% due 11/10/2028		6,000	6,239
ARES Strategic Income Fund 5.600% due 02/15/2030		5,000	4,868
Armor RE II Ltd. 12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	265
Aspen Insurance Holdings Ltd. 5.750% due 07/01/2030		3,300	3,406
Athene Global Funding 5.516% due 03/25/2027		2,000	2,017
Aviation Capital Group LLC 6.750% due 10/25/2028		5,200	5,445
Avolon Holdings Funding Ltd.
4.200% due 04/15/2029		4,000	3,926
4.950% due 10/15/2032		6,700	6,528
5.750% due 03/01/2029		3,000	3,069

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029		6,000	6,162
Banco Santander SA
2.958% due 03/25/2031		2,200	2,018
6.033% due 01/17/2035		3,200	3,347
Bank of America Corp.
4.948% due 07/22/2028 •		4,000	4,027
5.202% due 04/25/2029 •		8,400	8,521
5.288% due 04/25/2034 •		10,550	10,682
5.464% due 05/09/2036 •		415	423
5.511% due 01/24/2036 •		4,000	4,081
5.872% due 09/15/2034 •		20,150	21,107
Barclays PLC
5.690% due 03/12/2030 •		7,500	7,708
5.785% due 02/25/2036 •		2,800	2,832
7.385% due 11/02/2028 •		7,000	7,292
7.437% due 11/02/2033 •		7,400	8,278
BGC Group, Inc.
6.150% due 04/02/2030		6,987	7,110
6.600% due 06/10/2029		2,800	2,890
Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(j)		3,800	3,741
5.960% due 04/30/2032 «(j)		4,000	3,981
Blue Owl Capital Corp. 5.950% due 03/15/2029		2,000	1,977
Blue Owl Finance LLC
4.375% due 02/15/2032		2,000	1,783
6.250% due 04/18/2034		3,900	3,752
Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252
8.760% (FHMMUSTF + 5.250%) due 01/08/2031 ~		2,000	2,019
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	247
11.500% (FHMMUSTF + 7.990%) due 01/08/2031 ~		2,000	2,035
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	246
BNP Paribas SA
2.591% due 01/20/2028 •		7,500	7,386
5.786% due 01/13/2033 •		6,800	7,032
Boston Properties LP
2.450% due 10/01/2033		4,700	3,805
2.550% due 04/01/2032		2,400	2,060
BPCE SA 5.716% due 01/18/2030 •		5,000	5,126
Brandywine Operating Partnership LP
3.950% due 11/15/2027		300	288
8.300% due 03/15/2028		100	102
Broadstone Net Lease LLC 5.000% due 11/01/2032		2,300	2,263
Brookfield Finance, Inc. 6.350% due 01/05/2034		9,900	10,500
Brown & Brown, Inc. 4.200% due 03/17/2032		1,000	945
CaixaBank SA
5.673% due 03/15/2030 •		5,000	5,138
6.037% due 06/15/2035 •		10,250	10,680
Cantor Fitzgerald LP 7.200% due 12/12/2028		6,500	6,756
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		300	300
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		300	300
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,500	1,566
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,100	2,133
Capital One Financial Corp.
7.149% due 10/29/2027 •		2,000	2,028
7.964% due 11/02/2034 •		6,400	7,345
CI Financial Corp. 4.625% due 12/12/2031	EUR	6,200	7,178
Citadel Finance LLC
4.750% due 02/14/2029		$3,600	3,530
5.900% due 02/10/2030		5,900	5,931
Citadel LP 6.375% due 01/23/2032		5,600	5,807
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		2,500	2,541
Citigroup, Inc.
2.976% due 11/05/2030 •		2,700	2,551
3.785% due 03/17/2033 •		2,500	2,346
4.075% due 04/23/2029 •		1,000	993
6.270% due 11/17/2033 •		7,000	7,485
Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	250
CNO Global Funding
4.700% due 12/11/2030		7,800	7,703
4.950% due 09/09/2029		3,700	3,721
Commonwealth RE Ltd. 7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		500	503

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Constellation Global Funding 4.850% due 10/22/2030	3,200	3,140
Corebridge Global Funding 4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~	6,700	6,690
CORP0HRG0 5.330% due 06/07/2035 «(j)	700	706
Cousins Properties LP 5.250% due 07/15/2030	3,200	3,243
Credit Agricole SA 5.862% due 01/09/2036 •	7,200	7,420
Credit Suisse AG AT1 Claim	8,900	3,115
Crown Castle, Inc. 5.800% due 03/01/2034	8,100	8,299
Deloitte LLP
5.410% due 01/30/2032 «(j)	1,200	1,204
5.590% due 01/30/2035 «(j)	1,100	1,095
5.690% due 01/30/2037 «(j)	500	495
5.790% due 01/30/2040 «(j)	900	884
5.970% due 01/30/2045 «(j)	900	869
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,439
2.552% due 01/07/2028 •	6,500	6,400
3.547% due 09/18/2031 •	200	188
5.706% due 02/08/2028 •	1,500	1,513
6.720% due 01/18/2029 •	2,500	2,591
6.819% due 11/20/2029 •	1,500	1,575
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	8,450	7,701
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~	500	501
Essex Portfolio LP
5.375% due 04/01/2035	500	504
5.500% due 04/01/2034	1,750	1,775
Extra Space Storage LP 5.900% due 01/15/2031	2,100	2,195
F&G Global Funding 5.875% due 01/16/2030	4,000	4,055
Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,200	2,259
5.750% due 05/20/2035	8,150	8,357
6.350% due 03/22/2054	2,000	2,022
Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,688
7.000% due 10/15/2064 •	1,900	1,907
Fidelity National Financial, Inc. 2.450% due 03/15/2031	2,793	2,466
First American Financial Corp.
2.400% due 08/15/2031	2,000	1,724
4.000% due 05/15/2030	1,200	1,145
5.450% due 09/30/2034	4,700	4,609
Ford Motor Credit Co. LLC
4.950% due 05/28/2027	4,000	4,000
5.800% due 03/08/2029	4,400	4,451
5.850% due 05/17/2027	1,000	1,008
6.050% due 03/05/2031	5,000	5,047
6.798% due 11/07/2028	7,300	7,559
7.350% due 11/04/2027	700	723
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032	6,100	6,007
FS KKR Capital Corp.
6.875% due 08/15/2029	3,800	3,737
7.875% due 01/15/2029	3,500	3,541
GA Global Funding Trust
4.500% due 09/18/2030	4,750	4,577
5.500% due 01/08/2029	3,000	3,038
5.900% due 01/13/2035	15,250	15,143
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~	750	750
Global Atlantic Fin Co. 4.400% due 10/15/2029	3,400	3,290
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,500	1,339
5.250% due 02/15/2033	2,500	2,453
5.300% due 01/15/2029	1,600	1,619
5.625% due 09/15/2034	2,200	2,168
5.750% due 11/01/2037	1,000	969
6.250% due 09/15/2054	2,400	2,331
6.750% due 12/01/2033	4,100	4,322
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~	500	500
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~	1,000	1,018
Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	10,450	9,441
4.482% due 08/23/2028 •	10,000	10,002
4.939% due 10/21/2036 •	4,300	4,166
5.330% due 07/23/2035 •	6,550	6,574

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,036
5.536% due 01/28/2036 •	18,650	18,966
5.851% due 04/25/2035 •	6,950	7,214
Golub Capital BDC, Inc. 6.000% due 07/15/2029	6,000	5,983
Golub Capital Private Credit Fund
0.000% due 08/15/2028	4,000	3,946
5.875% due 05/01/2030	2,000	1,964
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	2,500	2,461
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~	400	415
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034	2,500	2,518
Handshake Re Ltd. 8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~	250	249
Hanover Insurance Group, Inc. 5.500% due 09/01/2035	3,600	3,578
Hardwood Funding LLC 5.160% due 06/07/2032 «(j)	1,500	1,510
Herbie Re Ltd. 7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~	250	250
Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,779
5.500% due 04/15/2035	10,350	10,274
HPS Corporate Lending Fund 4.900% due 09/11/2028	4,800	4,679
HSBC Holdings PLC
5.402% due 08/11/2033 •	4,400	4,471
5.719% due 03/04/2035 •	8,300	8,521
6.254% due 03/09/2034 •	10,600	11,237
ING Groep NV
3.875% due 05/16/2027 •(g)(i)	600	580
4.250% due 05/16/2031 •(g)(i)	600	522
5.335% due 03/19/2030 •	10,000	10,214
Integrity RE III Ltd. 6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~	500	500
Integrity Re Ltd.
14.064% (FHMMUSTF + 10.554%) due 06/06/2026 ~	250	254
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~	2,000	2,059
Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,500	1,432
5.450% due 08/15/2030	5,000	5,080
Jackson National Life Global Funding
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	15,000	14,995
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~	3,100	3,096
Jane Street Group/JSG Finance, Inc. 7.125% due 04/30/2031	1,500	1,543
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	3,600	3,801
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	2,950	2,677
4.565% due 06/14/2030 •	12,050	12,064
5.350% due 06/01/2034 •	18,550	18,935
5.572% due 04/22/2036 •	20,600	21,236
5.766% due 04/22/2035 •	11,250	11,722
6.254% due 10/23/2034 •	2,000	2,151
KBC Group NV 6.324% due 09/21/2034 •	5,200	5,565
Kilroy Realty LP 3.050% due 02/15/2030	2,000	1,824
Kizuna RE III Pte. Ltd. 6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	603	614
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,670
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030	1,400	1,404
Lazard Group LLC
5.625% due 08/01/2035	5,600	5,591
6.000% due 03/15/2031	6,950	7,223
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,908
4.300% due 02/01/2061	4,800	3,006
Lineage OP LP 5.250% due 07/15/2030	2,200	2,196
Lloyds Banking Group PLC
4.976% due 08/11/2033 •(l)	8,700	8,667
5.871% due 03/06/2029 •	3,000	3,075
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~	250	250
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~	250	250
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,418
LPL Holdings, Inc.
5.150% due 06/15/2030	4,400	4,424
5.750% due 06/15/2035	900	897

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.750% due 11/17/2028		5,250	5,504
Lseg U.S. Fin Corp. 5.297% due 03/28/2034		1,700	1,712
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		700	721
Main Street Capital Corp. 6.950% due 03/01/2029		3,100	3,190
Maple Grove Funding Trust I 4.161% due 08/15/2051		4,500	3,263
Marex Group PLC 5.829% due 05/08/2028		4,000	4,044
Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		500	505
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	253
Mitsubishi UFJ Financial Group, Inc. 5.441% due 02/22/2034 •		200	205
MMcapS Funding XVIII Ltd. 4.262% (US0003M + 0.290%) due 12/26/2039 ~		495	485
MMIFS Re Ltd. 5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180
Morgan Stanley
0.000% due 04/02/2032 þ(j)		$9,000	6,706
2.511% due 10/20/2032 •		1,700	1,502
3.622% due 04/01/2031 •		3,250	3,117
5.164% due 04/20/2029 •		2,000	2,023
5.173% due 01/16/2030 •		3,250	3,296
5.664% due 04/17/2036 •		17,860	18,300
6.296% due 10/18/2028 •		19,500	20,015
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		400	399
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	311
NatWest Group PLC 4.600% due 06/28/2031 •(g)(i)		200	179
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,425
5.300% due 09/13/2027		1,400	1,392
NMI Holdings, Inc. 6.000% due 08/15/2029		4,700	4,811
Nomura Holdings, Inc.
1.653% due 07/14/2026		1,000	993
6.070% due 07/12/2028		3,100	3,198
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,300	1,304
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		1,350	1,349
OneMain Finance Corp. 6.625% due 01/15/2028		1,300	1,310
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304
Pacific Life Insurance Co. 9.250% due 06/15/2039		$5,000	6,683
Palm RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		250	258
Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		250	251
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		250	250
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		600	629
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,300	2,378
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc. 4.236% (US0003M + 0.300%) due 03/22/2037 ~		1,461	1,398
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		4,400	4,486
Protective Life Corp.
4.700% due 01/15/2031		9,150	9,073
5.350% due 12/15/2035		2,750	2,704
Prudential Financial, Inc. 6.500% due 03/15/2054 •		2,800	2,869
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		250	250
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		600	610
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	300	347
Quercus Re DAC 10.020% (EUR003M + 8.000%) due 01/06/2031 ~		250	299
Realty Income Corp. 4.450% due 09/15/2026		$700	700
RGA Global Funding 4.600% due 11/25/2030		10,100	9,997
Rocket Cos., Inc. 7.125% due 02/01/2032		1,200	1,238
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(j)		12,000	11,846
Sammons Financial Group Global Funding
4.504% due 09/02/2027 •		3,000	3,013
4.800% due 12/12/2030		5,100	5,061

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.100% due 12/10/2029	1,500	1,516
Sammons Financial Group, Inc. 6.875% due 04/15/2034	14,140	14,993
Sanders Re III Ltd. 11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~	1,750	1,770
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •	2,800	2,831
6.499% due 03/09/2029 •	1,700	1,754
6.565% due 06/12/2029 •	3,000	3,105
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	3,900	3,539
5.136% due 09/22/2036 •	2,200	2,125
6.534% due 01/10/2029 •	8,000	8,257
SBL Holdings, Inc.
5.900% due 09/26/2028	4,000	3,777
7.200% due 10/30/2034	2,401	2,102
Selective Insurance Group, Inc. 5.900% due 04/15/2035	4,800	4,949
Sixth Street Lending Partners
5.750% due 01/15/2030	3,000	2,957
6.125% due 07/15/2030	1,000	995
SMBC Aviation Capital Finance DAC 5.250% due 11/26/2035	21,100	20,615
Societe Generale SA 6.446% due 01/10/2029 •	3,300	3,398
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035	20,300	20,008
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028	2,700	2,686
Store Capital LLC 4.950% due 02/11/2031	3,200	3,174
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028	2,000	2,041
5.766% due 01/13/2033	3,000	3,124
Takeoff Merger Sub, Inc.
4.400% due 03/24/2028	3,800	3,781
4.850% due 03/24/2031	5,000	4,939
Texas New Mexico PR 1st Mortgage
4.830% due 07/31/2030 «(j)	7,500	7,473
5.120% due 07/31/2032 «(j)	5,000	4,993
Toronto-Dominion Bank 4.783% due 12/17/2029	500	506
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2032 ~	600	620
10.666% (JMMMUSTF + 7.106%) due 06/07/2032 ~	300	311
12.938% (BRMMUSDF + 9.378%) due 06/05/2031 ~	250	252
Tremont Re Ltd. 7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~	250	250
Trust 2401
4.869% due 01/15/2030	3,232	3,114
6.950% due 01/30/2044	300	291
Trust Fibra Uno 4.869% due 01/15/2030	1,668	1,601
UBS AG 5.000% due 07/09/2027	3,500	3,532
UBS Group AG
6.301% due 09/22/2034 •	15,900	16,910
9.016% due 11/15/2033 •	2,300	2,803
Unum Group 5.250% due 12/15/2035	8,450	8,276
Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~	250	248
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~	500	505
Ursa Re Ltd. 11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~	1,000	1,022
Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~	300	300
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~	250	250
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~	250	254
VICI Properties LP 5.750% due 04/01/2034	2,800	2,827
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	100	99
4.125% due 08/15/2030	2,300	2,203
5.750% due 02/01/2027	280	282
Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~	250	249
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~	250	249
Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~	700	700
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~	300	300
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~	250	250
Wells Fargo & Co.
4.892% due 09/15/2036 •	2,000	1,947
4.897% due 07/25/2033 •	22,450	22,345
5.557% due 07/25/2034 •	18,550	19,017

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.605% due 04/23/2036 •		10,000	10,237
Western-Southern Global Funding 4.700% due 12/10/2032		9,200	8,972
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249
Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	256
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		4,000	4,175

			1,233,288

INDUSTRIALS 5.2%
Air Canada 3.875% due 08/15/2026		1,000	996
Air Canada Pass-Through Trust
3.300% due 07/15/2031		554	531
5.250% due 10/01/2030		1,265	1,283
American Airlines Pass-Through Trust
3.375% due 11/01/2028		6,424	6,346
3.700% due 04/01/2028		1,361	1,357
4.900% due 11/11/2039		5,200	5,078
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		75	75
5.750% due 04/20/2029		1,400	1,393
Ashtead Capital, Inc. 5.800% due 04/15/2034		3,000	3,060
Bacardi Ltd. 5.150% due 05/15/2038		200	185
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		13,402	13,270
Bayer U.S. Finance LLC
6.375% due 11/21/2030		1,200	1,262
6.500% due 11/21/2033		2,750	2,926
6.875% due 11/21/2053		2,500	2,636
Beignet Investor LLC 6.581% due 05/30/2049		82,100	84,475
Boeing Co.
3.625% due 02/01/2031		3,000	2,854
6.259% due 05/01/2027		1,300	1,323
6.298% due 05/01/2029		1,700	1,785
6.388% due 05/01/2031		1,300	1,387
6.528% due 05/01/2034		1,100	1,199
6.858% due 05/01/2054		1,800	1,983
7.008% due 05/01/2064		1,000	1,107
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		2,100	2,118
Broadcom, Inc.
2.450% due 02/15/2031		10,250	9,311
4.150% due 04/15/2032		2,000	1,936
CDW LLC/CDW Finance Corp. 5.550% due 08/22/2034		5,700	5,604
Centene Corp.
2.500% due 03/01/2031		4,100	3,443
2.625% due 08/01/2031		1,400	1,171
3.000% due 10/15/2030		5,400	4,736
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/2031		2,100	1,886
6.384% due 10/23/2035		2,200	2,236
Cheniere Energy Partners LP 3.250% due 01/31/2032 (l)		2,250	2,051
Choice Hotels International, Inc.
3.700% due 01/15/2031		2,000	1,878
5.850% due 08/01/2034		3,900	3,939
Cornell University 4.169% due 06/15/2030		4,000	3,973
CVS Health Corp.
4.875% due 07/20/2035		1,200	1,155
5.050% due 03/25/2048		500	429
6.200% due 09/15/2055		700	694
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		940	909
Delta Air Lines, Inc. 3.750% due 10/28/2029		3,400	3,274
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028		1,833	1,831
Diamondback Energy, Inc. 5.550% due 04/01/2035		2,700	2,756
El Paso Natural Gas Co. LLC 3.500% due 02/15/2032		1,900	1,751
Enbridge, Inc. 6.200% due 11/15/2030		2,150	2,277
Energy Transfer LP
4.900% due 03/15/2035		1,200	1,161
5.250% due 07/01/2029		9,700	9,914

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.350% due 05/15/2045	600	537
5.600% due 09/01/2034	600	612
5.700% due 04/01/2035	1,500	1,541
5.950% due 05/15/2054	3,700	3,473
6.000% due 06/15/2048	10,590	10,174
Eni SpA 5.750% due 05/19/2035	3,300	3,424
Essent Group Ltd. 6.250% due 07/01/2029	2,200	2,277
Fedex Freight Holding Co., Inc. 4.950% due 03/15/2033	500	488
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,000	989
Fidelity National Information Services, Inc. 4.550% due 03/10/2029	4,900	4,878
Flex Ltd. 5.250% due 01/15/2032	2,100	2,109
Gartner, Inc. 4.950% due 03/20/2031	5,170	5,046
GE Capital Funding LLC 4.550% due 05/15/2032	1,500	1,496
Global Payments, Inc.
4.875% due 11/15/2030	2,650	2,604
5.200% due 11/15/2032	3,600	3,497
5.400% due 08/15/2032	5,300	5,259
5.550% due 11/15/2035	6,450	6,219
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,311
6.103% due 08/23/2042	1,400	1,395
HCA, Inc.
3.625% due 03/15/2032	4,067	3,781
5.250% due 03/01/2030	1,600	1,634
5.500% due 03/01/2032	3,550	3,641
5.500% due 06/01/2033	2,200	2,245
5.750% due 03/01/2035	2,400	2,468
Imperial Brands Finance PLC 6.125% due 07/27/2027	3,000	3,062
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,096
Mars, Inc. 5.000% due 03/01/2032	750	759
MPLX LP 5.000% due 03/01/2033	2,100	2,089
MSCI, Inc. 3.875% due 02/15/2031	300	284
National Football League
4.780% due 10/05/2030 «(j)	4,500	4,478
5.250% due 10/05/2034 «(j)	5,500	5,485
5.420% due 10/05/2037 «(j)	2,100	2,095
National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,507
5.500% due 03/15/2030	2,100	2,149
NetApp, Inc. 5.700% due 03/17/2035	1,600	1,631
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,800	2,726
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.000% due 01/15/2033	900	896
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,255
PeaceHealth Obligated Group 4.855% due 11/15/2032	2,000	1,992
Petroleos Mexicanos 6.700% due 02/16/2032	4,600	4,506
Quanta Services, Inc. 5.250% due 08/09/2034	3,100	3,120
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,218
6.750% due 03/01/2033	300	305
Salesforce, Inc. 4.500% due 03/15/2028	6,500	6,504
Santos Finance Ltd. 5.750% due 11/13/2035	12,350	12,389
Smith & Nephew PLC 5.400% due 03/20/2034	5,000	5,073
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034	3,700	3,677
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	461	431
4.100% due 10/01/2029	653	642
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,700	2,403
Targa Resources Corp. 6.125% due 03/15/2033	3,000	3,174
Time Warner Cable LLC
6.550% due 05/01/2037	600	605

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

7.300% due 07/01/2038	2,500	2,618
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	786	776
United Airlines Pass-Through Trust
2.700% due 11/01/2033	293	269
3.100% due 01/07/2030	772	753
3.450% due 01/07/2030	2,316	2,252
4.550% due 08/25/2031	1,654	1,597
5.450% due 08/15/2038	1,879	1,921
5.875% due 04/15/2029	912	928
Vale Overseas Ltd. 6.400% due 06/28/2054	4,000	4,055
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	6,900	6,404
Venture Global LNG, Inc. 7.000% due 01/15/2030	5,600	5,721
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032	3,600	3,455
VMware LLC 2.200% due 08/15/2031	2,450	2,151
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	1,380	1,384
5.611% due 03/11/2034	2,000	2,058
Woodside Finance Ltd.
5.100% due 09/12/2034	1,200	1,182
5.700% due 05/19/2032	4,700	4,875

		399,992

UTILITIES 2.1%
AES Corp. 5.800% due 03/15/2032	8,000	8,049
Capital Power U.S. Holdings, Inc. 5.257% due 06/01/2028	1,700	1,710
Cleco Power LLC 5.300% due 01/15/2036	1,900	1,886
Edison International 5.750% due 06/15/2027	1,750	1,764
Electricite de France SA
5.950% due 04/22/2034	4,000	4,181
6.000% due 04/22/2064	4,000	3,811
Emera U.S. Finance LP 2.639% due 06/15/2031	1,000	892
ENEL Finance International NV 7.500% due 10/14/2032	2,800	3,154
Eversource Energy 5.950% due 02/01/2029	4,850	5,026
FLNG Liquefaction LLC 5.710% due 03/31/2040 «(j)	5,800	5,695
NGPL PipeCo LLC 3.250% due 07/15/2031	500	460
NiSource, Inc. 1.700% due 02/15/2031	4,700	4,087
Oncor Electric Delivery Co. LLC 5.150% due 05/01/2029 «(j)	12,000	12,132
ONEOK, Inc. 6.050% due 09/01/2033	6,000	6,293
Pacific Gas & Electric Co.
2.500% due 02/01/2031	3,950	3,541
3.500% due 08/01/2050	1,200	794
4.950% due 07/01/2050	8,700	7,212
5.550% due 05/15/2029	1,200	1,229
5.800% due 05/15/2034	4,200	4,305
5.900% due 06/15/2032	1,900	1,969
6.000% due 08/15/2035	5,700	5,892
6.150% due 01/15/2033	2,700	2,825
6.700% due 04/01/2053	3,600	3,730
6.750% due 01/15/2053	301	313
6.950% due 03/15/2034	3,000	3,287
PacifiCorp
7.125% due 08/15/2056 •	10,000	9,450
7.375% due 09/15/2055 •	5,500	5,260
Puget Energy, Inc.
4.224% due 03/15/2032	1,000	955
5.725% due 03/15/2035	1,500	1,512
SCE Recovery Funding LLC
4.453% due 03/15/2036	7,500	7,431
5.341% due 03/15/2047	6,500	6,460
Sempra 6.375% due 04/01/2056 •	5,000	5,024
Southern California Edison Co.
4.000% due 04/01/2047	4,350	3,236
4.650% due 10/01/2043	1,250	1,049
5.875% due 12/01/2053	1,400	1,325
6.000% due 01/15/2034	4,800	5,007

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Southern California Gas Co. 2.550% due 02/01/2030	1,700	1,593
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,772
Verizon Communications, Inc.
4.400% due 11/01/2034	4,500	4,286
4.780% due 02/15/2035	5,700	5,519
5.000% due 01/15/2036	1,100	1,078
Vistra Operations Co. LLC 6.950% due 10/15/2033	5,400	5,880

		162,074

Total Corporate Bonds & Notes (Cost $1,782,168)		1,795,354

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
California State Public Works Board Revenue Bonds, (BABs), Series 2009 8.361% due 10/01/2034	5,000	5,891
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,831
3.714% due 06/01/2041	8,610	6,829
4.214% due 06/01/2050	7,050	5,346

		20,897

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	4,857	5,225

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	8,000	7,931

MINNESOTA 0.1%
Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	4,745	4,830
5.532% due 01/01/2034	5,000	5,163

		9,993

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2025 6.291% due 02/01/2045	4,180	4,353
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	488

		4,841

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	3,305	3,244

Total Municipal Bonds & Notes (Cost $51,869)		52,131

U.S. GOVERNMENT AGENCIES 52.8%
Federal Home Loan Mortgage Corp.
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 10/01/2033 - 06/01/2049	2,828	2,627
4.000% due 09/01/2033 - 06/01/2049	5,331	5,130
4.500% due 02/01/2034 - 10/01/2053	6,156	6,025
5.000% due 01/01/2034 - 03/01/2056	300,667	298,328
5.500% due 03/01/2027 - 02/01/2056	345,498	348,603
6.000% due 12/01/2034 - 04/01/2055	466,052	479,932
6.355% due 07/01/2036 •	1	1
6.467% due 12/01/2031 •	17	18
6.500% due 01/01/2037 - 12/01/2053	4,404	4,561
Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	231	214
0.440% due 06/15/2042 •	50	24
0.578% due 11/15/2048 •(a)	14,656	567
1.163% due 12/15/2040 •(a)	741	48
1.243% due 05/15/2041 •	502	420
2.190% due 06/15/2040 ~(a)	4,663	434
4.662% due 02/25/2055 - 06/25/2055 •	69,479	69,688
4.862% due 08/25/2055 •	61,326	61,928
5.000% due 05/15/2033 - 07/15/2041	97	98
5.250% due 04/15/2033	15	15
5.500% due 08/15/2033	14	14
9.249% due 05/15/2033 •	14	16
Federal National Mortgage Association
3.500% due 06/01/2045 - 07/01/2049	26,572	24,932
4.000% due 12/01/2028 - 09/01/2052	73,320	69,663

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.500% due 05/01/2037 - 06/01/2051	3,233	3,190
5.000% due 10/01/2035 - 06/01/2053	81,552	81,003
5.330% due 04/01/2032	1,176	1,227
5.500% due 12/01/2031 - 02/01/2056	399,902	403,236
5.508% due 12/01/2028 •	73	73
6.000% due 06/01/2037 - 08/01/2055	284,318	293,151
6.155% due 11/01/2035 •	2	2
6.343% due 09/01/2034 •	8	8
6.500% due 01/01/2036 - 02/01/2054	46,119	47,756
6.945% due 04/01/2036 •	3	3
7.000% due 04/01/2037 - 03/01/2038	35	35
7.500% due 10/01/2037	51	54
Federal National Mortgage Association Interest STRIPS 0.000% due 07/25/2031 (b)(e)	6	5
Federal National Mortgage Association REMICS
0.000% due 12/25/2032 - 02/25/2040 (b)(e)	43	38
1.713% due 05/25/2042 •	178	134
2.224% due 09/25/2042 •(a)	16,447	2,266
2.644% due 04/25/2040 •(a)	21	1
3.000% due 03/25/2033 - 02/25/2043	1	1
3.424% due 05/25/2036 •(a)	455	47
3.500% due 06/25/2042	360	341
4.500% due 11/25/2035 - 03/25/2041	144	142
4.862% due 08/25/2055 •	92,976	93,914
6.000% due 05/25/2031 - 07/25/2037	33	35
8.787% due 01/25/2036 •	51	52
Government National Mortgage Association
2.000% due 08/20/2030	346	335
3.000% due 08/20/2026 - 07/15/2029	2,350	2,331
3.500% due 10/20/2042 - 02/20/2056	256,678	235,692
4.000% due 09/20/2040 - 06/15/2047	10,307	9,809
4.500% due 08/20/2038 - 02/20/2047	1,137	1,114
5.000% due 03/20/2034 - 04/20/2040	237	234
5.500% due 11/20/2038	6	6
6.000% due 08/20/2038 - 02/20/2039	42	42
6.500% due 12/20/2038	11	11
Government National Mortgage Association REMICS
3.500% due 12/20/2040	39	39
4.750% due 01/20/2035	55	55
4.873% due 06/20/2055 •	46,906	47,418
5.500% due 04/16/2034 - 07/20/2037	15	16
Government National Mortgage Association, TBA
2.500% due 05/01/2056	95,000	81,693
3.000% due 04/01/2056	20,000	17,858
4.500% due 04/01/2056	32,600	31,499
6.000% due 05/01/2056	100,000	101,575
Tennessee Valley Authority 5.250% due 02/01/2055	10,000	9,867
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	216,066	189,491
4.000% due 05/01/2056 - 06/01/2056	85,000	80,101
4.500% due 05/01/2056 - 06/01/2056	535,200	515,742
5.000% due 05/01/2056	336,300	331,280
6.500% due 05/01/2056 - 06/01/2056	127,300	131,590

Total U.S. Government Agencies (Cost $4,066,180)		4,087,800

U.S. TREASURY OBLIGATIONS 13.9%
U.S. Treasury Bonds
2.375% due 02/15/2042 (n)(p)	150,000	109,365
3.125% due 08/15/2044	206,100	161,636
3.875% due 02/15/2043 (l)(n)	318,300	282,926
4.625% due 11/15/2045	222,300	214,450
4.750% due 05/15/2055 (l)(p)	32,300	31,461
4.750% due 02/15/2056 (p)	7,800	7,609
4.875% due 08/15/2045 (p)	226	225
U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (n)	159,967	159,352
2.125% due 01/15/2035 (n)	83,883	85,327
U.S. Treasury Notes
4.125% due 02/15/2036 (n)(p)	23,000	22,642

Total U.S. Treasury Obligations (Cost $1,055,781)		1,074,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
86333 AA1 1.000% due 03/26/2029 «(j)	10,000	9,847
86333 AB9 5.170% due 03/26/2031 «(j)	10,000	9,771
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	607	574
American Home Mortgage Investment Trust 4.153% due 12/25/2046 •	2,573	2,221
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ	9,115	9,033

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	28,245	27,567
3.110% due 08/25/2052 «	10,000	8,962
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042	12,600	10,361
Banc of America Funding Trust 4.096% due 08/27/2036 ~	4,596	4,452
Bank
5.000% due 12/25/2067	5,000	4,968
5.561% due 05/15/2068 ~	2,200	2,296
Bank5
4.793% due 12/15/2058	8,100	8,140
5.769% due 06/15/2057	2,200	2,270
5.788% due 06/15/2057	4,300	4,432
BBCMS Mortgage Trust
4.314% due 12/15/2051	1,000	989
4.534% due 09/15/2058	7,000	6,966
5.248% due 02/15/2059	2,900	2,962
5.297% due 12/15/2058	7,800	7,924
BCAP LLC Trust 4.093% due 05/25/2047 •	1,159	1,062
Bear Stearns ALT-A Trust 4.433% due 04/25/2034 •	4	4
Benchmark Mortgage Trust
4.077% due 07/15/2051	4,175	4,161
4.767% due 01/15/2058	6,500	6,514
5.249% due 01/15/2058	6,500	6,636
6.841% due 11/15/2056 ~	6,700	7,009
BMO Mortgage Trust
5.057% due 10/15/2058	3,000	2,989
5.226% due 10/15/2058	2,500	2,542
5.462% due 02/15/2057	2,000	2,035
5.625% due 12/15/2057 ~	3,400	3,501
5.857% due 02/15/2057	13,100	13,534
BWAY Mortgage Trust 5.037% due 09/15/2036 •	5,000	4,921
BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	655	654
4.685% due 02/15/2039 •	538	538
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,414	3,070
3.250% due 09/25/2063 ~	2,493	2,236
3.375% due 04/25/2065 ~	4,792	4,309
4.962% due 06/25/2055 •	2,908	2,926
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,366	1,296
ChaseFlex Trust 6.500% due 02/25/2037	3,749	1,237
CHL Mortgage Pass-Through Trust
4.333% due 03/25/2035 •	41	39
4.336% due 11/25/2037 ~	1,786	1,696
4.476% due 02/20/2036 ~	352	318
4.682% due 03/20/2036 ~	391	367
CHL Reperforming Loan REMICS Trust 4.133% due 01/25/2036 •	507	481
CIM Trust 5.500% due 08/25/2064 ~	9,580	9,608
Citigroup Mortgage Loan Trust 3.375% due 10/25/2062 þ	11,640	10,697
Citigroup Mortgage Loan Trust, Inc.
4.113% due 09/25/2036 •	324	311
4.593% due 08/25/2035 •	86	84
5.500% due 08/25/2034	815	821
COMM Mortgage Trust
3.140% due 10/10/2036	2,340	2,269
5.087% due 12/15/2038 •	5,261	5,214
CORPIJ944 4.920% due 03/15/2031 «(j)	6,000	5,890
Countrywide Alternative Loan Trust
4.153% due 05/25/2047 •	118	111
4.293% due 06/25/2037 •	439	373
4.430% due 12/20/2035 •	2,393	2,291
5.500% due 07/25/2035	902	615
5.500% due 08/25/2035	241	205
5.500% due 12/25/2035	569	376
5.500% due 02/25/2036	1,121	879
5.750% due 05/25/2036	355	128
6.000% due 04/25/2037	2,281	1,922
6.250% due 08/25/2036	295	153
Credit Suisse First Boston Mortgage Securities Corp.
4.443% due 11/25/2031 •	23	12
4.941% due 11/25/2034 ~	12	12
Cross Mortgage Trust
5.003% due 11/25/2070 ~	940	936
5.036% due 11/25/2070 ~	2,914	2,903

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

CSMC Mortgage-Backed Trust
5.500% due 03/25/2037	669	302
6.421% due 10/25/2037 ~	2,647	1,488
CSMC Trust
3.927% due 09/25/2057 ~	1,000	949
4.151% due 12/27/2060 ~	1,603	1,598
5.187% due 07/15/2038 •	1,000	888
6.000% due 07/25/2037	252	221
Deephaven Residential Mortgage Trust 5.087% due 11/25/2060 ~	1,928	1,924
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.273% due 01/25/2047 •	3,137	2,838
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	98	89
5.665% due 02/25/2036 ~	906	829
Ellington Financial Mortgage Trust
4.973% due 12/25/2070 þ	4,819	4,813
5.100% due 10/25/2070 þ	961	957
EQUS Mortgage Trust 4.692% due 10/15/2038 •	3,736	3,735
GS Mortgage Securities Corp. Trust 4.920% due 07/15/2035 •	1,298	856
GS Mortgage-Backed Securities Trust 5.013% due 07/25/2065 þ	2,632	2,620
GSMPS Mortgage Loan Trust 4.143% due 01/25/2036 •	1,495	1,203
GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~	5	4
4.478% due 01/25/2036 ~	729	682
6.000% due 03/25/2036	4,014	1,294
6.290% due 09/25/2034 ~	83	85
6.500% due 05/25/2036	524	202
HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •	2,304	2,067
4.201% due 12/19/2036 •	1,956	1,646
4.331% due 03/19/2035 •	656	640
IndyMac INDX Mortgage Loan Trust 3.791% due 09/25/2036 ~	1,328	834
JP Morgan Alternative Loan Trust 5.330% due 12/25/2035 ~	374	253
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	2,078
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 ~	3,700	3,671
4.519% due 04/15/2037 •	1,879	1,861
4.860% due 07/05/2033 •	1,777	1,738
7.235% due 10/05/2040	2,000	2,070
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	4,261	4,150
4.787% due 06/25/2066 ~	5,461	5,420
4.954% due 03/25/2066 ~	1,855	1,849
4.968% due 07/25/2035 ~	8	8
4.985% due 02/25/2036 ~	549	375
5.567% due 09/25/2065 ~	1,677	1,685
6.000% due 08/25/2037	755	305
6.500% due 01/25/2036	4,898	2,533
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	9,065
Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ	930	931
5.892% due 10/25/2066 þ	1,239	1,240
6.250% due 07/25/2067 þ	1,495	1,497
Lehman XS Trust
4.153% due 12/25/2036 •	1,567	1,590
4.173% due 11/25/2046 •	2,163	1,955
LUX 6.363% due 08/15/2040 •	3,200	3,220
MASTR Adjustable Rate Mortgages Trust
2.517% due 04/25/2034 ~	91	79
5.939% due 12/25/2035 •	2,225	2,230
Merrill Lynch Mortgage Investors Trust
4.353% due 07/25/2029 •	23	23
5.144% due 05/25/2029 ~	6	6
MFA Trust
1.014% due 01/26/2065 ~	757	728
1.324% due 01/26/2065 ~	206	199
1.381% due 04/25/2065 ~	897	882
1.632% due 01/26/2065 ~	397	383
1.638% due 04/25/2065 ~	371	365
5.675% due 05/27/2070 þ	2,739	2,753
6.775% due 10/25/2058 þ	882	888
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	932	917
2.750% due 08/25/2059 ~	326	319
MKT Mortgage Trust 2.694% due 02/12/2040	5,000	4,521

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Morgan Stanley Bank of America Merrill Lynch Trust 5.107% due 11/15/2058		5,000	5,071
Morgan Stanley Capital I Trust 3.912% due 09/09/2032		2,100	1,947
Morgan Stanley Mortgage Loan Trust 5.634% due 06/25/2036 ~		1,604	1,569
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		3,983	3,851
4.963% due 09/25/2070 ~		4,841	4,835
5.016% due 09/25/2070 ~		1,399	1,397
5.044% due 07/25/2069 ~		3,041	3,034
5.530% due 05/25/2070 ~		1,622	1,627
5.562% due 03/25/2070 þ		10,972	11,016
Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037		3,260	3,100
4.887% due 08/15/2038 •		835	820
New Residential Mortgage Loan Trust
5.085% due 10/25/2065 ~		944	943
6.864% due 10/25/2063 þ		4,876	4,916
NLT Trust 3.200% due 10/25/2062 ~		2,512	2,320
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.293% due 06/25/2037 •		4,426	3,715
Nomura Resecuritization Trust 6.500% due 10/26/2037		1,799	718
OBX Trust
4.940% due 09/25/2062 þ		4,031	4,007
5.530% due 10/25/2064 þ		4,662	4,682
6.129% due 12/25/2063 þ		3,983	4,005
6.567% due 06/25/2063 þ		1,931	1,933
7.159% due 10/25/2063 þ		1,946	1,962
One New York Plaza Trust 4.737% due 01/15/2036 •		5,758	5,562
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		2,863	2,775
4.150% due 01/25/2070 þ		3,571	3,463
Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	89,000	61,406
5.713% due 12/30/2057 «(c)		3,000	2,070
5.863% due 12/30/2057 «(c)		2,100	1,449
6.163% due 12/30/2057 «(c)		1,100	759
6.563% due 12/30/2057 «(c)		800	552
PRPM LLC
4.500% due 06/25/2065 þ		$2,863	2,804
4.942% due 12/25/2055 þ		1,853	1,838
PRPM Trust 4.845% due 01/25/2056 þ		3,044	3,029
RALI Trust
6.000% due 06/25/2036		1,010	830
6.000% due 12/25/2036		830	695
6.500% due 07/25/2037		1,694	1,394
RBSGC Mortgage Loan Trust 4.173% due 12/25/2034 •		993	913
Residential Asset Securitization Trust
4.343% due 08/25/2033 •		16	14
5.500% due 08/25/2034		998	963
RFMSI Trust 6.000% due 06/25/2036		334	285
Sequoia Mortgage Trust
4.490% due 07/20/2033 •		8	8
4.549% due 02/20/2035 •		199	194
4.674% due 04/25/2056 ~		3,464	3,385
5.046% due 10/25/2055 ~		1,517	1,517
SMRT Commercial Mortgage Trust 4.673% due 01/15/2039 •		2,350	2,349
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~		372	355
1.439% due 11/25/2055 ~		190	183
1.593% due 11/25/2055 ~		245	236
Thornburg Mortgage Securities Trust
5.139% due 10/25/2046 •		601	579
5.786% due 06/25/2037 •		139	120
Towd Point Mortgage Trust
3.250% due 07/25/2058 ~		957	953
4.103% due 01/25/2066 ~		1,957	1,932
4.612% due 10/25/2064 ~		3,918	3,887
Verus Securitization Trust
2.824% due 11/25/2066 ~		2,096	1,923
4.832% due 10/25/2067 ~		2,352	2,333
4.858% due 12/25/2070 þ		3,518	3,508
5.086% due 07/25/2067 ~		2,506	2,500
6.443% due 08/25/2068 þ		2,458	2,461
6.665% due 09/25/2068 þ		3,290	3,305
6.876% due 11/25/2068 ~		1,775	1,791
WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~		1,885	1,655

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.159% due 07/25/2037 ~		1,724	1,600
5.359% due 10/25/2046 •		815	784
Washington Mutual Mortgage Pass-Through Certificates Trust
4.069% due 10/25/2036 þ		6,801	2,360
4.313% due 12/25/2035 •		5,311	4,708
4.829% due 05/25/2046 •		311	279
Wells Fargo Commercial Mortgage Trust
5.204% due 09/15/2040 ~		1,000	996
5.266% due 10/15/2042 •		3,200	3,197
5.315% due 07/15/2037 •		2,800	2,798
Wells Fargo Mortgage-Backed Securities Trust
5.850% due 12/28/2037 ~		946	859
6.192% due 08/25/2036 ~		189	180
Worldwide Plaza Trust 3.526% due 11/10/2036		8,900	7,114
WSTN Trust 6.297% due 07/05/2037 ~		3,500	3,538

Total Non-Agency Mortgage-Backed Securities (Cost $573,345)			560,117

ASSET-BACKED SECURITIES 13.7%
AUTOMOBILE ABS OTHER 0.1%
Chesapeake Funding II LLC 4.442% due 05/15/2036 •		2,245	2,248
GLS Auto Receivables Issuer Trust 5.770% due 11/15/2028		2,500	2,511
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,700	1,717
6.400% due 03/17/2031		1,700	1,747

			8,223

AUTOMOBILE SEQUENTIAL 0.7%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,037
6.020% due 02/20/2030		7,500	7,787
FHF Trust 6.570% due 06/15/2028		85	85
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	1,526	1,108
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036		$3,600	3,727
LAD Auto Receivables Trust 6.240% due 06/15/2028		3,628	3,640
Octane Receivables Trust 6.440% due 03/20/2029		135	135
SCCU Auto Receivables Trust
5.700% due 10/16/2028		617	620
5.700% due 08/15/2029		600	610
Upgrade Auto Receivables Trust
4.540% due 05/15/2029		16,240	16,252
4.590% due 10/15/2031		5,300	5,257
4.600% due 01/15/2031		8,600	8,586

			52,844

CMBS OTHER 1.2%
Acore Issuer LLC 5.125% due 08/20/2043 •		9,900	9,894
ACREC LLC 5.130% due 01/18/2043 •		2,300	2,299
ACRES Commercial Realty Issuer LLC 0.000% due 08/18/2044 •		3,750	3,748
ACRES LLC 5.299% due 08/18/2040 •		7,900	7,928
BDS LLC 4.959% due 10/17/2042 •		3,200	3,190
BRSP Ltd. 5.127% due 08/19/2043 •		5,100	5,091
FS Rialto Issuer LLC 0.000% due 01/19/2044 •		7,500	7,501
Greystone CRE Notes LLC 5.154% due 01/15/2043 •		7,350	7,353
KREF Ltd. 5.127% due 02/17/2039 •		567	568
LMNT CRE LLC 5.225% due 07/21/2043 •		6,500	6,504
LoanCore Issuer Ltd. 5.087% due 11/15/2038 •		155	155
LRECS LLC 5.177% due 08/19/2043 •		6,500	6,489
MF1 LLC
5.000% due 02/18/2040 •		4,400	4,389
5.410% due 03/19/2039 •		2,500	2,501

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

MF1 Ltd. 5.027% due 02/19/2037 •	4,349	4,353
PFP Ltd.
5.169% due 12/18/2042 •	1,500	1,500
5.180% due 08/18/2043 •	4,100	4,105
5.501% due 09/17/2039 •	2,657	2,663
Starwood LLC 5.127% due 11/19/2042 •	7,700	7,700
Starwood Ltd. 4.994% due 04/18/2038 •	1,047	1,047
TRTX Issuer Ltd. 5.328% due 02/15/2039 •	2,548	2,555

		91,533

HOME EQUITY OTHER 2.0%
ABFC Trust
4.073% due 10/25/2036 •	887	838
4.273% due 09/25/2036 •	2,861	2,826
ACE Securities Corp. Home Equity Loan Trust 4.293% due 10/25/2036 •	4,074	1,569
Aegis Asset-Backed Securities Trust 4.513% due 08/25/2035 •	18	18
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.105% due 06/25/2033 •	2,565	2,527
Argent Securities Trust 4.173% due 03/25/2036 •	2,974	2,795
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.253% due 01/25/2036 •	4,217	4,100
Asset-Backed Securities Corp. Home Equity Loan Trust
4.498% due 11/25/2035 •	912	931
4.603% due 06/25/2034 •	2,003	2,114
4.618% due 04/25/2034 •	542	589
7.012% due 08/15/2032 •	222	215
Bear Stearns Asset-Backed Securities I Trust
4.253% due 11/25/2036 •	3,200	3,048
4.768% due 12/25/2034 •	1,236	1,244
4.918% due 03/25/2035 •	35	35
Bear Stearns Asset-Backed Securities Trust 4.693% due 03/25/2034 •	1,523	1,630
Carrington Mortgage Loan Trust
3.953% due 10/25/2036 •	2,050	1,673
4.053% due 02/25/2037 •	3,191	3,082
4.843% due 05/25/2035 •	2,391	2,341
CIT Mortgage Loan Trust 5.293% due 10/25/2037 •	3,009	3,053
Citigroup Mortgage Loan Trust, Inc.
4.053% due 03/25/2037 •	177	162
4.113% due 09/25/2036 •	952	737
4.468% due 10/25/2035 •	110	110
Countrywide Asset-Backed Certificates Trust
3.993% due 06/25/2047 •	6,428	5,804
4.073% due 06/25/2035 •	2,330	2,161
4.073% due 05/25/2037 •	2,040	1,962
4.233% due 09/25/2037 •	1,086	1,175
4.253% due 04/25/2047 •	5,805	5,358
EMC Mortgage Loan Trust 4.893% due 08/25/2040 •	939	951
Fremont Home Loan Trust
4.663% due 11/25/2034 •	4,640	4,233
4.843% due 11/25/2034 •	276	269
GSAA Trust 4.233% due 03/25/2047 •	2,614	873
GSAMP Trust 4.573% due 07/25/2045 •	120	125
Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 11/25/2036 •	6,129	5,134
4.173% due 07/25/2037 •	7,256	2,846
JP Morgan Mortgage Acquisition Corp. 4.378% due 05/25/2035 •	519	516
JP Morgan Mortgage Acquisition Trust
4.243% due 07/25/2036 •	1,510	1,464
4.363% due 07/25/2036 •	957	952
Long Beach Mortgage Loan Trust
4.843% due 06/25/2035 •	2,980	2,950
4.943% due 09/25/2034 •	705	721
Merrill Lynch Mortgage Investors Trust 4.076% due 02/25/2037 þ	11,775	1,205
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	65	29
3.923% due 01/25/2037 •	1,578	725
3.933% due 05/25/2037 •	92	84
3.943% due 10/25/2036 •	259	135
4.013% due 11/25/2036 •	2,562	1,223
4.293% due 07/25/2036 •	1,380	498
4.293% due 08/25/2036 •	12,133	6,031

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.453% due 11/25/2035 •	3,682	3,606
4.573% due 01/25/2035 •	59	60
4.708% due 07/25/2034 •	431	440
5.043% due 07/25/2037 •	6,420	5,741
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	2,552	820
New Century Home Equity Loan Trust 4.678% due 08/25/2034 •	518	568
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.558% due 05/25/2035 •	647	647
Option One Mortgage Loan Trust
3.973% due 04/25/2037 •	2,012	999
4.073% due 07/25/2036 •	1,763	1,056
RCKT Mortgage Trust
4.827% due 01/25/2056 þ	4,485	4,455
4.966% due 11/25/2055 þ	3,789	3,770
5.582% due 12/25/2044 þ	2,509	2,521
6.025% due 02/25/2044 ~	465	467
6.147% due 06/25/2044 þ	2,603	2,623
Renaissance Home Equity Loan Trust
4.553% due 11/25/2035 •	678	626
5.586% due 11/25/2036 þ	662	200
5.608% due 05/25/2036 þ	13,820	5,881
5.812% due 11/25/2036 þ	12,195	3,839
5.893% due 06/25/2037 þ	2,722	659
6.115% due 08/25/2036 þ	8,664	3,052
6.120% due 11/25/2036 þ	1,166	387
Residential Asset Mortgage Products Trust 4.303% due 03/25/2036 •	790	783
Residential Asset Securities Corporation Trust 4.013% due 02/25/2037 •	3,240	3,157
Saxon Asset Securities Trust
1.966% due 03/25/2035 •	100	86
2.405% due 05/25/2035 •	595	495
5.518% due 12/26/2034 •	1,773	1,458
5.543% due 12/25/2037 •	377	365
Securitized Asset-Backed Receivables LLC Trust 4.573% due 02/25/2034 •	1,508	1,599
Soundview Home Loan Trust 4.043% due 07/25/2037 •	2,913	2,464
Structured Asset Investment Loan Trust
4.138% due 07/25/2036 •	4,224	2,463
4.423% due 11/25/2035 •	1,238	1,223
4.498% due 03/25/2034 •	1,248	1,335
5.293% due 11/25/2034 •	1,241	1,462
Structured Asset Securities Corp. Mortgage Loan Trust 4.828% due 07/25/2035 •	2,915	3,005
Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	3,208	3,211
6.125% due 02/25/2064 ~	491	493
WaMu Asset-Backed Certificates Trust 4.018% due 05/25/2037 •	1,521	1,454
Wells Fargo Home Equity Asset-Backed Securities Trust
4.543% due 12/25/2035 •	692	692
6.343% due 04/25/2035 •	131	134
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.393% due 04/25/2034 •	46	45

		151,402

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust 4.113% due 01/25/2037 •	1,625	909
Towd Point Mortgage Trust 4.961% due 01/25/2066 þ	2,443	2,429

		3,338

WHOLE LOAN COLLATERAL 0.3%
Citigroup Mortgage Loan Trust, Inc.
4.693% due 01/25/2036 •	1,713	1,727
6.664% due 05/25/2036 þ	3,876	1,357
First Franklin Mortgage Loan Trust
4.013% due 12/25/2037 •	1,599	1,556
4.113% due 10/25/2036 •	2,816	1,852
4.393% due 11/25/2035 •	152	149
4.618% due 05/25/2034 •	928	915
4.978% due 12/25/2034 •	1,475	1,509
5.218% due 10/25/2034 •	590	596
GSAMP Trust
4.543% due 01/25/2034 •	636	662
5.668% due 08/25/2034 •	4,885	4,285
Lehman XS Trust
4.743% due 06/25/2036 þ	1,220	1,191
6.260% due 11/25/2035 þ	2,844	1,284

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Residential Asset Mortgage Products Trust 4.318% due 03/25/2032 •		746	653
Securitized Asset-Backed Receivables LLC Trust 4.373% due 12/25/2035 •		1,041	1,028
Specialty Underwriting & Residential Finance Trust 4.093% due 09/25/2037 •		5,330	3,726

			22,490

OTHER ABS 9.4%
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		51	51
AASET MT-1 Ltd. 5.522% due 02/16/2050		6,908	6,906
AASET Trust 2.798% due 01/15/2047		1,904	1,802
ACHV ABS Trust 5.900% due 04/25/2031		36	36
ALESCO Preferred Funding XVII Ltd. 4.699% due 09/23/2038 •		1,811	1,783
AMMC CLO 27 Ltd. 4.748% due 01/20/2037 •		1,400	1,400
Anchorage Capital CLO 20 Ltd. 4.768% due 01/20/2035 •		2,000	2,001
Anchorage Capital CLO 28 Ltd. 4.829% due 04/20/2037 •		3,500	3,492
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038		1,938	1,894
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		1,903	1,845
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		2,000	1,917
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		2,000	1,911
Anchorage Credit Funding 18 Ltd. 5.702% due 10/22/2040		2,000	1,987
Anchorage Credit Funding 19 Ltd. 5.336% due 10/25/2040		5,000	4,949
Anchorage Credit Funding 20 Ltd. 4.896% due 04/25/2042 (c)		8,400	8,400
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		2,400	2,294
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		2,000	1,909
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		2,471	2,447
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		777	766
Apex Credit CLO Ltd. 5.468% due 04/20/2036 •		4,900	4,908
Aqua Finance Issuer Trust 4.790% due 05/17/2051		1,785	1,794
Arbour CLO XIII DAC 3.154% due 08/15/2038 •	EUR	2,500	2,881
ARES LXII CLO Ltd. 4.738% due 01/25/2034 •		$4,400	4,401
ARES XXVII CLO Ltd. 4.821% due 10/28/2034 •		4,200	4,205
Ascent Education Funding Trust 6.140% due 10/25/2050		436	445
Atlantic Avenue Ltd. 4.928% due 01/20/2035 •		5,800	5,803
Atlas Senior Loan Fund XVI Ltd. 4.768% due 01/20/2034 •		4,000	4,003
Atlas Senior Loan Fund XVIII Ltd. 4.778% due 01/18/2035 •		2,900	2,896
Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		8,000	8,002
4.700% due 10/21/2034 •		6,550	6,550
4.728% due 07/24/2034 •		1,800	1,801
Barings Euro CLO DAC
3.269% due 10/21/2038 •	EUR	3,500	4,043
3.426% due 08/15/2039 •		2,500	2,884
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$6,000	6,000
Birch Grove CLO Ltd. 5.258% due 07/17/2037 •		8,300	8,322
BlueMountain CLO Ltd. 4.858% due 10/25/2030 •		874	875
BlueMountain CLO XXXIV Ltd. 4.818% due 04/20/2035 •		3,900	3,901
Bosphorus CLO IX DAC 0.000% due 04/15/2038 •(c)	EUR	2,200	2,543
Cairn CLO XI DAC 3.187% due 01/15/2040 •		2,700	3,119

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Canyon CLO Ltd. 4.752% due 07/15/2034 •		$2,000	2,002
Capital Four CLO IV DAC 3.175% due 04/15/2038 •	EUR	1,800	2,074
Capital Four U.S. CLO I Ltd. 4.805% due 01/18/2035 •		$5,500	5,492
Capital Street Master Trust
4.772% due 08/16/2029 •		3,000	2,997
5.022% due 10/16/2028 •		7,500	7,506
Carlyle Global Market Strategies CLO Ltd. 4.758% due 07/20/2034 •		5,600	5,604
Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		2,700	2,695
4.778% due 10/20/2034 •		1,000	1,000
CARS-DB7 LP 5.750% due 09/15/2053		4,675	4,695
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		183	183
Castlelake Aircraft Structured Trust 5.087% due 11/15/2050		10,711	10,591
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •		8,400	8,406
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		2,300	2,229
CQS U.S. CLO 5 Ltd. 5.101% due 01/17/2039 •		26,300	26,235
CVC Cordatus Loan Fund XII DAC 3.285% due 01/23/2039 •	EUR	2,500	2,886
CVC Cordatus Loan Fund XXX DAC 3.229% due 05/15/2037 •		1,000	1,155
DataBank Issuer II LLC 5.180% due 09/27/2055		$5,000	4,860
Diameter Capital CLO 6 Ltd. 5.282% due 04/15/2037 •		8,900	8,927
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		600	587
Diamond Issuer LLC 2.305% due 11/20/2051		1,800	1,744
Domino's Pizza Master Issuer LLC 4.930% due 07/25/2055		22,500	22,456
Dryden 39 Euro CLO DAC 2.966% due 04/15/2035 •	EUR	650	750
Dryden 54 Senior Loan Fund 4.818% due 10/19/2029 •		$77	77
Dryden 86 CLO Ltd. 4.798% due 07/17/2034 •		1,300	1,301
Dryden 95 CLO Ltd. 4.696% due 08/20/2034 •		6,200	6,201
ECMC Group Student Loan Trust 4.776% due 01/27/2070 •		2,208	2,215
Elevation CLO Ltd.
4.798% due 07/25/2034 •		3,500	3,504
4.968% due 01/25/2035 •		1,300	1,301
Fair Oaks Loan Funding V DAC 3.251% due 10/15/2036 •	EUR	1,000	1,155
Fortress Credit BSL VII Ltd. 4.761% due 07/23/2032 •		$913	914
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		893	892
5.020% due 06/25/2060		500	506
5.550% due 06/25/2059		500	509
5.870% due 06/25/2059		2,015	2,043
5.880% due 06/25/2059		118	119
Greywolf CLO III Ltd. 4.899% due 04/22/2033 •		2,688	2,691
Greywolf CLO IV Ltd. 4.908% due 04/17/2034 •		1,500	1,502
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	2,800	3,236
Guggenheim CLO Ltd. 4.822% due 01/15/2035 •		$6,700	6,702
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	1,800	2,079
Harvest U.S. CLO Ltd. 4.822% due 01/15/2037 •		$2,600	2,598
Home Partners of America Trust 2.200% due 01/17/2041		1,580	1,485
Horizon Aircraft Finance II Ltd. 3.721% due 07/15/2039		1,135	1,127
ICG Euro CLO DAC 3.320% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	1,000	1,156
IFC Emerging Markets Securitization Ltd. 4.971% due 12/31/2035 •		$3,075	3,079
Indigo Credit Management I DAC 3.276% due 10/15/2037 •	EUR	1,000	1,155

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Invesco Euro CLO XI DAC 3.287% due 10/22/2036 •		2,900	3,350
Invesco Euro CLO XII DAC 3.277% due 07/15/2037 •		2,600	2,997
KKR CLO 27 Ltd. 4.782% due 01/15/2035 •		$1,000	1,000
KKR CLO 33 Ltd. 4.748% due 07/20/2034 •		4,000	4,004
KKR CLO 36 Ltd. 4.822% due 10/15/2034 •		2,100	2,103
LCM 35 Ltd. 4.752% due 10/15/2034 •		2,500	2,496
LUNAR AIRCRAFT Ltd. 3.376% due 02/15/2045		944	927
Madison Park Euro Funding XIV DAC 2.816% due 07/15/2032 •	EUR	1,683	1,943
Madison Park Funding XLIX Ltd. 4.718% due 10/19/2034 •		$4,300	4,302
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		5,650	5,646
Madison Park Funding XXXIV Ltd. 5.041% due 10/16/2037 •		15,000	15,012
Marble Point CLO XXIV Ltd. 4.753% due 04/20/2035 •		5,000	5,001
Margay CLO II DAC 3.244% due 07/15/2037 •	EUR	1,400	1,614
METAL LLC 4.581% due 10/15/2042		$2,194	1,536
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		5,000	5,006
MV Credit Euro CLO III DAC 3.284% due 02/15/2038 •	EUR	2,300	2,658
Navesink CLO 2 Ltd. 4.862% due 01/15/2036 •		$1,500	1,500
Navient Private Education Loan Trust 5.237% due 07/16/2040 •		319	319
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		468	445
1.330% due 04/15/2069		1,820	1,671
Navient Refinance Loan Trust 4.800% due 10/15/2055		8,163	8,128
Navient Student Loan Trust 7.230% due 03/15/2072		1,600	1,727
Nelnet Student Loan Trust
4.650% due 08/20/2054		9,373	9,265
4.840% due 05/17/2055		16,206	16,147
4.973% due 02/21/2061 •		6,330	6,363
5.023% due 06/22/2065 •		7,981	8,049
6.640% due 02/20/2041		2,076	2,148
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.718% due 07/17/2036 •		2,600	2,601
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.727% due 10/14/2036 •		2,610	2,612
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 4.918% due 10/25/2036 •		6,500	6,501
Northwoods Capital 25 Ltd. 4.788% due 07/20/2034 •		4,800	4,804
OAK Hill European Credit Partners V DAC 3.013% due 01/21/2035 •	EUR	3,525	4,072
Ocean Trails CLO X 4.972% due 10/15/2034 •		$2,000	2,002
Ocean Trails CLO XI 4.698% due 07/20/2034 •		5,200	5,201
Octagon Investment Partners 41 Ltd. 4.762% due 10/15/2033 •		15,000	15,009
OFSI BSL X Ltd. 4.938% due 04/20/2034 •		3,000	3,004
OneMain Financial Issuance Trust 5.840% due 09/15/2036		10,200	10,349
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		2,029	2,031
5.108% due 03/15/2033		1,100	1,102
5.156% due 07/15/2032		673	674
5.331% due 01/15/2032		278	279
5.628% due 07/15/2032		6,393	6,406
5.867% due 07/15/2032		5,826	5,840
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		161	162
Pagaya AI Debt Trust
5.373% due 01/17/2033		425	427
6.258% due 10/15/2031		512	512
6.319% due 08/15/2031		207	207
Palmer Square European Loan Funding DAC 0.000% due 10/15/2035 «•(c)	EUR	3,000	3,468
Palmer Square Loan Funding Ltd. 4.480% due 08/08/2032 •		$3,600	3,599

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Penta CLO 9 DAC 2.880% due 07/25/2036 •	EUR	2,000	2,306
Pikes Peak CLO 2 4.888% due 10/11/2034 •		$6,500	6,509
PK ALIFT Loan Funding 6 LP 5.365% due 11/15/2042		4,690	4,730
PK ALIFT Loan Funding 7 LP 4.750% due 03/15/2043		2,642	2,633
Planet Fitness Master Issuer LLC 5.649% due 12/06/2055		10,000	9,891
Post CLO Ltd.
4.752% due 10/15/2034 •		1,000	1,001
4.762% due 04/20/2035 •		4,800	4,801
PPM CLO 5 Ltd. 4.848% due 10/18/2034 •		2,400	2,403
Providus CLO VII DAC 3.181% due 07/15/2038 •	EUR	1,900	2,190
QTS Issuer ABS II LLC 5.044% due 10/05/2055		$3,900	3,827
Raptor Aircraft Finance I LLC 4.213% due 08/23/2044		1,187	1,128
Reach ABS Trust
5.840% due 07/15/2031		1,500	1,514
5.880% due 07/15/2031		167	167
Rockford Tower Europe CLO DAC 2.990% due 01/24/2035 •	EUR	1,000	1,152
Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		$3,000	3,003
5.300% due 07/10/2034 •		1,300	1,298
Romark CLO V Ltd. 5.472% due 01/15/2035 •		4,250	4,226
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		1,000	952
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		4,400	4,406
Romark Credit Funding Ltd. 5.423% due 07/29/2043		2,600	2,614
RRE 3 Loan Management DAC 3.306% due 12/15/2039 •	EUR	1,000	1,153
Sculptor CLO XXVII Ltd. 4.809% due 04/20/2037 •		$3,100	3,098
Silver Rock CLO II Ltd. 4.708% due 01/20/2035 •		3,600	3,601
Slam Ltd.
5.335% due 09/15/2049		2,618	2,613
5.807% due 05/15/2050		5,606	5,680
SLM Private Credit Student Loan Trust
4.206% due 12/15/2039 •		1,334	1,308
4.246% due 12/15/2038 •		174	173
SLM Private Education Loan Trust 8.537% due 10/15/2041 •		2,103	2,208
SLM Student Loan Trust
4.899% due 04/25/2049 •		48	48
5.849% due 01/27/2027 •		439	441
SMB Private Education Loan Trust
4.643% due 09/15/2054 •		1,251	1,246
5.022% due 10/16/2056 •		930	939
5.122% due 03/15/2056 •		3,190	3,222
5.130% due 04/15/2054		2,763	2,785
5.240% due 03/15/2056		2,107	2,128
5.380% due 01/15/2053		415	420
Sound Point CLO XXIII 5.104% due 07/15/2034 •		5,700	5,708
Stonepeak ABS 2.301% due 02/28/2033		301	295
Subway Funding LLC 6.028% due 07/30/2054		5,135	5,172
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		3,200	3,205
Switch ABS Issuer LLC 5.121% due 10/25/2055		12,500	12,230
Symphony CLO 52 Ltd. 4.815% due 01/20/2036 •		2,700	2,700
Symphony CLO XXV Ltd. 4.718% due 04/19/2034 •		3,100	3,102
TCW CLO AMR Ltd. 4.954% due 08/16/2034 •		5,600	5,607
Thayer Park CLO Ltd. 4.668% due 04/20/2034 •		2,200	2,199
Toro European CLO 2 DAC 3.020% due 07/25/2034 •	EUR	2,100	2,427
Toro European CLO 3 DAC 3.006% due 07/15/2034 •		1,000	1,156
Tralee CLO V Ltd. 4.748% due 10/20/2034 •		$2,800	2,796

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Trimaran CAVU Ltd. 4.667% due 10/25/2034 •		4,800	4,799
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		3,000	3,002
Trinitas CLO VII Ltd. 4.728% due 01/25/2035 •		1,800	1,801
Trinitas CLO XIX Ltd. 4.778% due 10/20/2033 •		2,101	2,101
Unity-Peace Park CLO Ltd. 4.723% due 04/20/2035 •		5,300	5,302
UPG HI Issuer Trust 5.000% due 09/25/2047		5,999	5,969
UPX HIL Issuer Trust 5.160% due 01/25/2047		780	778
Valerie Asset Ltd.
5.219% due 09/15/2050 «(j)		30,827	30,171
5.267% due 09/15/2050 «(j)		4,188	3,746
Vantage Data Centers LLC 5.132% due 08/15/2055		5,400	5,292
VB-S1 Issuer LLC
3.706% due 02/15/2057		2,400	2,202
4.693% due 03/15/2056		4,200	4,132
Venture 33 CLO Ltd. 4.994% due 07/15/2031 •		496	497
Venture 44 CLO Ltd. 4.808% due 10/20/2034 •		2,000	2,002
Verizon Master Trust 5.350% due 09/22/2031		7,000	7,205
Vibrant CLO XII Ltd. 4.818% due 04/20/2034 •		2,800	2,803
Voya CLO Ltd. 4.728% due 04/20/2034 •		2,700	2,702
Wave LLC 3.597% due 09/15/2044		2,010	1,973
Wind River CLO Ltd. 4.778% due 07/20/2034 •		4,000	4,003
Wise CLO Ltd. 5.468% due 04/20/2038 •		5,000	5,012

			729,909

Total Asset-Backed Securities (Cost $1,084,026)			1,059,739

SOVEREIGN ISSUES 2.5%
Brazil Government International Bonds 6.125% due 03/15/2034		8,500	8,506
Colombia TES
11.000% due 08/22/2029	COP	53,381,000	13,459
11.750% due 01/24/2035		50,793,000	12,593
12.750% due 11/28/2040		53,831,000	14,268
13.250% due 02/09/2033		46,597,400	12,493
Costa Rica Government International Bonds 6.001% due 01/16/2036	EUR	2,250	2,680
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$12,000	12,078
Japan Government Thirty Year Bonds 3.200% due 09/20/2055	JPY	2,540,000	14,710
Mexico Government International Bonds
6.000% due 05/13/2030		$1,600	1,655
6.875% due 05/13/2037		6,500	6,825
7.375% due 05/13/2055		4,200	4,423
Peru Government Bonds
6.850% due 08/12/2035	PEN	48,900	14,348
7.300% due 08/12/2033		68,300	21,506
Province of Quebec 4.450% due 09/01/2034	CAD	5,800	4,355
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	47,526	2,258
8.750% due 01/31/2044		57,786	3,102
8.750% due 02/28/2048		35,660	1,907
8.875% due 02/28/2035		697,212	40,495
9.000% due 01/31/2040		57,545	3,201

Total Sovereign Issues (Cost $193,186)			194,862

		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
American AgCredit Corp. 5.250% due 06/15/2026 •(g)		4,000,000	4,022
Capital Farm Credit ACA 8.393% due 06/15/2026 •(g)		3,300,000	3,291

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

CoBank ACB
4.250% due 01/01/2027 •(g)		1,700,000	1,673
7.250% due 07/01/2029 •(g)		10,503,000	10,741
Compeer Financial ACA 7.875% due 02/15/2031 •(g)		20,950,000	21,467
Corebridge Financial, Inc. 6.875% due 12/01/2030 •(g)		6,500,000	6,613

			47,807

INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (e)		112,000	7

Total Preferred Securities (Cost $49,818)			47,814

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (k) 2.8%			218,200

TURKEY TREASURY BILLS 0.1%
38.690% due 04/07/2026 (d)(e)	TRY	169,000	3,775

Total Short-Term Instruments (Cost $222,017)			221,975

Total Investments in Securities (Cost $9,119,473)			9,135,603

		SHARES
INVESTMENTS IN AFFILIATES 4.0%
MUTUAL FUNDS (h) 4.0%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		5,444,451	270,045
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund		413,237	20,939
PIMCO Senior Loan Active Exchange-Traded Fund		314,081	15,509

Total Mutual Funds (Cost $304,214)			306,493

Total Investments in Affiliates (Cost $304,214)			306,493

Total Investments 122.0% (Cost $9,423,687)			$9,442,096
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $9,719)			10,161
Other Assets and Liabilities, net (22.1)%			(1,711,650)

Net Assets 100.0%			$7,740,607

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

86333 AA1	1.000%	03/26/2029	02/25/2026	$10,000	$9,847	0.12%
86333 AB9	5.170	03/26/2031	02/25/2026	10,000	9,771	0.12
Blue Cross & Blue Shield of Minnesota	4.850	09/30/2030	10/03/2025	3,800	3,741	0.05
Blue Cross & Blue Shield of Minnesota	5.960	04/30/2032	09/02/2025	4,000	3,981	0.05
CORP0HRG0	5.330	06/07/2035	03/11/2025	700	706	0.01
CORPIJ944	4.920	03/15/2031	25/02/2026	6,000	5,890	0.08
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,204	0.02
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,095	0.01
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	495	0.01
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	884	0.01
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	869	0.01
FLNG Liquefaction LLC	5.710	03/31/2040	11/19/2025	5,800	5,695	0.07
Hardwood Funding LLC	5.160	06/07/2032	03/11/2025	1,500	1,510	0.02
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,136	6,706	0.09
National Football League	4.780	10/05/2030	06/27/2025	4,500	4,478	0.06
National Football League	5.250	10/05/2034	06/27/2025	5,500	5,485	0.07
National Football League	5.420	10/05/2037	06/27/2025	2,100	2,095	0.03
Oncor Electric Delivery Co. LLC	5.150	05/01/2029	01/21/2025	12,000	12,132	0.16
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	12,000	11,846	0.15
Texas New Mexico PR 1st Mortgage	4.830	07/31/2030	07/01/2025	7,500	7,473	0.10
Texas New Mexico PR 1st Mortgage	5.120	07/31/2032	07/01/2025	5,000	4,993	0.06
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	30,120	30,171	0.39
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	3,740	3,746	0.05

$136,996	$134,813	1.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026	$137,800	U.S. Treasury Notes 4.125% due 03/31/2029	$(140,565)	$137,800	$137,800
3.710	03/31/2026	04/01/2026	60,500	U.S. Treasury Notes 4.125% due 03/31/2029	(61,792)	60,500	60,506
3.720	03/31/2026	04/01/2026	19,900	U.S. Treasury Notes 4.125% due 10/31/2029	(20,309)	19,900	19,902

Total Repurchase Agreements	$(222,666)	$218,200	$218,208

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.500%	03/27/2026	06/12/2026	$(1,959)	$(1,960)
JPS	3.600	03/20/2026	05/01/2026	(6,677)	(6,685)

Total Reverse Repurchase Agreements	$(8,645)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.1)%
Uniform Mortgage-Backed Security, TBA	5.500%	04/01/2056	$126,000	$(126,748)	$(126,600)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	144,200	(145,343)	(144,678)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056	566,300	(575,378)	(576,427)
Uniform Mortgage-Backed Security, TBA	7.000	05/01/2056	9,900	(10,380)	(10,416)

Total Short Sales (11.1)%	$(857,849)	$(858,121)

(l)	Securities with an aggregate market value of $9,025 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(70,428) at a weighted average interest rate of 3.865%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	804	$59,773	$(374)	$562	$0
Canada Government 10-Year Bond June Futures	06/2026	228	19,670	(366)	79	0
Long Guilt June Futures	06/2026	903	104,928	(3,381)	789	0
U.S. Treasury 2-Year Note June Futures	06/2026	5,927	1,229,528	949	671	0
U.S. Treasury 5-Year Note June Futures	06/2026	10,582	1,144,757	(16,029)	1,447	0
U.S. Treasury 10-Year Note June Futures	06/2026	4,223	468,951	(8,599)	759	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	194	22,022	(121)	41	0
U.S. Treasury Long-Term Bond June Futures	06/2026	569	64,795	(2,290)	44	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,009	117,612	(3,803)	0	(79)

Total Futures Contracts	$(34,014)	$4,392	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.179%	$3,400	$335	$(293)	$42	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.368	7,300	82	(2)	80	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.653	300	33	(17)	16	0	0
NatWest Group PLC	1.000	Quarterly	12/20/2030	EUR	8,900	125	(8)	117	5	0
Valeo SA	1.000	Quarterly	06/20/2028	0.833	2,500	(125)	137	12	2	0

$450	$(183)	$267	$8	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$93,500	$0	$856	$856	$0	$(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029	93,500	0	805	805	0	(65)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029	120,700	0	1,038	1,038	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	133,500	2,110	(2,283)	(173)	0	(129)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	219,615	717	1,461	2,178	0	(218)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	16,200	0	153	153	0	(16)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	16,100	0	133	133	0	(16)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	5,600	0	38	38	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	8,300	0	52	52	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031	46,800	0	1,111	1,111	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031	155,700	0	3,675	3,675	0	(165)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	6,100	0	51	51	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	20,500	(62)	(50)	(112)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	10,400	(35)	(27)	(62)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	4,400	(17)	2	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	4,400	(15)	71	56	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	10,100	(37)	138	101	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	10,100	(33)	220	187	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	10,100	(35)	209	174	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	4,400	(16)	89	73	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	10,100	(36)	252	216	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	10,000	(36)	236	200	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	4,400	(15)	100	85	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	4,400	(16)	82	66	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	4,400	(16)	102	86	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	4,400	(16)	98	82	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	4,400	(16)	87	71	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	10,100	(41)	202	161	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	4,400	(16)	72	56	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	4,400	(17)	117	100	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	4,400	(16)	112	96	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	5,000	(20)	175	155	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	4,400	(17)	152	135	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,200	(10)	108	98	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	10,100	(44)	455	411	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	4,400	(16)	212	196	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	4,400	(16)	206	190	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	72,700	32	(1,144)	(1,112)	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	28,900	58	386	444	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	28,800	(25)	331	306	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	49,117	125	339	464	0	(43)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	7,500	0	81	81	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	7,100	0	106	106	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	15,000	0	130	130	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	2,700	0	37	37	5	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	4,500	0	55	55	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	3,500	0	92	92	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	3,500	0	85	85	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	3,500	0	83	83	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	2,800	0	36	36	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	4,200	0	53	53	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	39,000	6,328	1,243	7,571	139	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056	3,400	0	48	48	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056	3,600	0	46	46	14	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	134,400	(2,118)	(5,364)	(7,482)	1,193	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	128	128	0	(13)
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	$165,800	2,668	249	2,917	194	0

$9,281	$7,530	$16,811	$1,629	$(1,192)

Total Swap Agreements	$9,731	$7,347	$17,078	$1,637	$(1,192)

(n)

Securities with an aggregate market value of $86,422 and cash of $10,152 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	47,206	$34,462	$526	$0
04/2026	SGD	37	29	1	0
BOA	04/2026	BRL	7,676	1,466	0	(16)
04/2026	CNH	13,489	1,955	0	(3)
04/2026	INR	274,463	2,923	24	0
04/2026	KRW	2,053,172	1,397	32	0
04/2026	PLN	7,009	1,894	5	0
04/2026	$1,471	BRL	7,676	11	0
04/2026	1,069	CAD	1,458	0	(21)
04/2026	2,923	INR	274,954	3	0
04/2026	554	MXN	10,203	15	0
04/2026	6,256	PLN	23,100	0	(34)
06/2026	ILS	34,684	$11,160	106	0
06/2026	MXN	69,042	3,852	23	0
06/2026	$1,466	BRL	7,778	16	0
BPS	04/2026	AUD	9,585	$6,832	219	0
04/2026	BRL	53,555	10,261	0	(78)
04/2026	CNH	4,555	662	1	0
04/2026	ILS	12,302	3,984	71	0
04/2026	KRW	3,116,420	2,079	8	(2)
04/2026	THB	313,993	9,705	179	(7)
04/2026	$5,744	AUD	8,217	0	(75)
04/2026	10,330	BRL	53,555	9	0
04/2026	17,546	IDR	296,920,195	1	(57)
04/2026	2,935	ILS	9,297	22	0
04/2026	13,910	INR	1,288,108	0	(169)
04/2026	1,412	KRW	2,109,617	2	(11)
04/2026	5,379	PLN	19,396	0	(154)
04/2026	4	THB	118	0	0
04/2026	11,987	TWD	383,169	1	(29)
04/2026	ZAR	31,122	$1,838	1	0
05/2026	ILS	9,287	2,935	0	(22)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	05/2026	INR	1,039,881		10,990	0	(45)
	05/2026	TWD	238,773		7,410	0	(33)
	05/2026		$4,300	BRL	22,571	31	0
	05/2026		5,508	IDR	93,759,720	14	0
	05/2026		1,098	THB	36,046	0	(2)
	06/2026	COP	614		$0	0	0
	06/2026	IDR	51,410,201		3,055	32	0
	06/2026		$1,642	IDR	27,675,202	0	(15)
BRC	04/2026	CAD	73		$53	0	0
	04/2026	TRY	977,902		21,301	0	(221)
	04/2026		$1,001	PLN	3,601	0	(31)
	04/2026		3	THB	89	0	0
	04/2026		15,540	TRY	712,190	109	0
	04/2026	ZAR	180,824		$11,050	378	0
	05/2026	TRY	326,818		7,009	0	(47)
	05/2026		$53	CAD	73	0	0
	05/2026		22	CHF	18	0	0
	06/2026	ILS	138		$45	1	0
BSH	04/2026		$3,541	JPY	565,188	20	0
	04/2026		36,424	NZD	63,094	0	(167)
	04/2026		11,578	PLN	41,879	0	(297)
	05/2026	JPY	563,486		$3,541	0	(20)
	05/2026	NZD	63,094		36,465	170	0
	05/2026	PEN	6,022		1,778	52	0
	06/2026		21,316		6,323	221	0
CBK	04/2026	CAD	12,599		9,279	222	0
	04/2026	CNH	4,581		664	0	(1)
	04/2026	COP	36,945,584		9,704	0	(349)
	04/2026	EUR	1,539		1,781	2	0
	04/2026	GBP	586		785	9	0
	04/2026	INR	2,094,731		22,413	291	0
	04/2026	NOK	21,470		2,220	3	0
	04/2026	PEN	23,199		6,691	26	0
	04/2026	SEK	10,620		1,141	19	0
	04/2026	THB	309		10	1	0
	04/2026	TWD	16,857		529	2	0
	04/2026		$1,650	GBP	1,230	0	(22)
	04/2026		54,836	INR	5,053,621	45	(1,342)
	05/2026	COP	15,529,470		$4,207	14	0
	05/2026	JPY	9		0	0	0
	06/2026	COP	33,530,221		8,868	0	(111)
	06/2026	IDR	298,187		18	0	0
	06/2026	ILS	3,513		1,139	20	0
	06/2026		$1,143	IDR	19,202,317	0	(14)
	06/2026		10,630	MXN	186,715	0	(275)
	07/2026	COP	7,556,576		$1,979	0	(32)
	09/2026		$1,123	MXN	20,092	0	(18)
	01/2027	PEN	9,073		$2,662	93	0
DUB	04/2026	CNH	31,829		4,603	0	(19)
	04/2026	ILS	24,820		8,018	121	0
	04/2026	INR	857,383		9,110	67	(12)
	04/2026		$28,607	AUD	41,701	165	0
	04/2026		9,551	CNH	65,438	0	(50)
	04/2026		10,262	INR	966,131	65	(61)
	04/2026		54,361	SGD	69,441	0	(351)
	04/2026		3,775	THB	123,299	0	(33)
	04/2026		880	TWD	28,033	0	(4)
	05/2026	AUD	41,701		$28,596	0	(165)
	05/2026	SGD	69,285		54,361	348	0
	05/2026		$4,602	CNH	31,752	19	0
	06/2026	THB	123,052		$3,775	21	0
	06/2026	TWD	1,670		53	1	0
	08/2026	PEN	8,591		2,542	91	0
FAR	04/2026	AUD	17,866		12,662	335	0
	04/2026	CHF	8,931		11,572	402	0
	04/2026	GBP	11,450		15,341	186	0
	04/2026	JPY	366,080		2,343	36	0
	04/2026	SGD	6		5	0	0
	04/2026		$9,667	GBP	7,186	0	(156)
	04/2026		5,096	JPY	813,286	29	0
	04/2026		1,111	PLN	4,011	0	(31)
	04/2026		293	SGD	375	0	(2)
	05/2026	ILS	15,445		$4,881	0	(38)
	05/2026	JPY	810,829		5,096	0	(29)
	05/2026	SGD	374		293	2	0
	05/2026		$1,952	COP	7,214,917	0	(4)
	05/2026		15,341	GBP	11,450	0	(186)
	06/2026	ILS	8,812		$2,859	50	0
	06/2026		$3,980	MXN	69,343	0	(135)
	07/2026	PEN	26,112		$7,796	337	0
	08/2026	COP	7,368,937		1,952	0	0
	09/2026		$912	MXN	16,097	0	(26)
GLM	04/2026	BRL	252,166		$47,842	0	(840)
	04/2026	COP	3,389,940		900	0	(19)
	04/2026	ILS	11,948		3,843	41	0
	04/2026	INR	38,099		418	15	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	04/2026	THB	200,275		6,283	204	0
	04/2026		$48,161	BRL	252,166	521	0
	04/2026		4,587	CNH	31,492	0	(14)
	04/2026		504	IDR	8,511,093	0	(2)
	04/2026		4,688	MXN	86,450	132	0
	04/2026		4,326	THB	141,971	0	(17)
	05/2026		203	GBP	153	0	0
	06/2026	IDR	24,175,587		$1,434	13	0
	06/2026	THB	141,719		4,326	3	0
	06/2026		$4,387	BRL	23,344	61	0
	06/2026		2,510	IDR	42,480,248	0	(12)
	06/2026		7,699	MXN	134,127	0	(262)
	07/2026	COP	223,323		$59	0	(1)
	07/2026		$43,455	BRL	233,841	777	0
IND	04/2026	EUR	51,160		$60,408	1,276	0
JPM	04/2026	CNH	42,464		6,139	0	(26)
	04/2026	EUR	5,053		5,802	0	(38)
	04/2026	INR	434,298		4,619	33	0
	04/2026	PLN	19,989		5,437	62	(9)
	04/2026	SGD	52,043		41,296	818	0
	04/2026		$4,619	INR	435,041	10	0
	04/2026		17,229	MXN	309,415	48	(33)
	04/2026		1,164	NOK	11,155	0	(12)
	04/2026	ZAR	603,683		$36,025	419	(23)
	05/2026	AUD	1,872		1,283	0	(8)
	05/2026	JPY	4,432		28	0	0
	05/2026		$4,840	CNH	33,409	23	0
	06/2026	ILS	8,657		$2,802	42	0
	06/2026		$25	IDR	426,178	0	0
	06/2026		8,771	MXN	157,279	0	(49)
MBC	04/2026	AUD	3,366		$2,348	26	0
	04/2026	CAD	891		648	8	0
	04/2026	CHF	1,144		1,447	16	0
	04/2026	GBP	714		947	2	0
	04/2026	JPY	403,303		2,594	53	0
	04/2026	KRW	2,645,994		1,808	49	0
	04/2026	NOK	476		49	0	(1)
	04/2026	SEK	30,595		3,288	56	0
	04/2026	SGD	17,725		13,917	131	0
	04/2026	THB	115,089		3,611	117	0
	04/2026		$5,316	AUD	7,621	0	(58)
	04/2026		1,401	CHF	1,113	0	(9)
	04/2026		2,997	COP	11,097,670	22	0
	04/2026		6,943	GBP	5,187	0	(78)
	04/2026		5,814	JPY	925,903	20	0
	04/2026		1,407	MXN	25,978	41	0
	04/2026		1,164	NOK	11,100	0	(18)
	05/2026	JPY	223,527		$1,403	0	(10)
	05/2026		$1,019	GBP	772	4	0
	05/2026		42	NOK	411	0	0
	06/2026	MXN	8,796		$487	0	(1)
	07/2026	COP	11,354,495		2,997	0	(20)
MYI	04/2026	PLN	1,699		480	22	0
	06/2026	IDR	354,536		21	0	0
NGF	04/2026	NOK	309		32	0	0
	04/2026		$34,006	TRY	1,560,457	247	0
SCX	04/2026	JPY	287,907		$1,846	31	0
	04/2026	NZD	63,094		37,593	1,337	0
	04/2026	SGD	4		3	0	0
	04/2026	THB	10,601		333	11	0
	04/2026		$42,839	CAD	59,311	0	(201)
	04/2026		75	GBP	55	0	(1)
	04/2026		8,390	IDR	141,681,930	0	(42)
	04/2026		6,104	INR	556,349	0	(228)
	04/2026		2,135	JPY	338,300	0	(3)
	04/2026		1,777	PLN	6,428	0	(45)
	04/2026		11,743	TWD	374,755	0	(33)
	05/2026	CAD	59,230		$42,839	200	0
	06/2026		$4,227	IDR	71,259,911	0	(37)
	07/2026	COP	8,701,858		$2,259	0	(52)
SOG	04/2026	EUR	3,342		3,955	92	0
	04/2026	JPY	1,587,990		10,206	200	0
	04/2026		$11,253	CHF	8,980	25	(47)
	04/2026		70,502	EUR	61,094	113	0
	04/2026		431	SEK	4,117	4	0
	05/2026	CHF	7,891		$9,879	0	(25)
	05/2026	EUR	61,094		70,612	0	(110)
	05/2026	SEK	4,111		431	0	(4)
	06/2026	ILS	6,070		1,967	32	0
SSB	04/2026	AUD	26,722		19,016	579	0
	04/2026	JPY	1,861		12	0	0
	04/2026		$4,080	SEK	37,105	0	(161)
	08/2026	COP	17,696,758		$4,640	0	(31)
UAG	04/2026	PLN	10,544		2,866	25	0
	04/2026		$5,519	COP	20,519,631	64	0
	04/2026		8,073	PLN	29,169	0	(215)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

05/2026	2,282	COP	8,439,284	0	(3)
06/2026	COP	44,307,441	$11,687	0	(177)
06/2026	ILS	9,960	3,222	47	0
06/2026	MXN	11,218	625	3	0
08/2026	COP	8,619,571	2,282	0	(1)

Total Forward Foreign Currency Contracts	$13,401	$(7,998)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Panama Government International Bonds	1.000%	Quarterly	06/20/2026	0.516%	$1,500	$3	$(1)	$2	$0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	1,700	(15)	13	0	(2)

Total Swap Agreements	$(12)	$12	$2	$(2)

(p)

Securities with an aggregate market value of $2,314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,964	$34,854	$40,818
Corporate Bonds & Notes
Banking & Finance	0	1,194,491	38,797	1,233,288
Industrials	0	387,934	12,058	399,992
Utilities	0	144,247	17,827	162,074
Municipal Bonds & Notes
California	0	20,897	0	20,897
Illinois	0	5,225	0	5,225
Indiana	0	7,931	0	7,931
Minnesota	0	9,993	0	9,993
New York	0	4,841	0	4,841
West Virginia	0	3,244	0	3,244
U.S. Government Agencies	0	4,087,800	0	4,087,800
U.S. Treasury Obligations	0	1,074,993	0	1,074,993
Non-Agency Mortgage-Backed Securities	0	431,844	128,273	560,117
Asset-Backed Securities
Automobile ABS Other	0	8,223	0	8,223
Automobile Sequential	0	52,844	0	52,844
CMBS Other	0	91,533	0	91,533
Home Equity Other	0	151,402	0	151,402
Home Equity Sequential	0	3,338	0	3,338
Whole Loan Collateral	0	22,490	0	22,490
Other ABS	0	686,524	43,385	729,909
Sovereign Issues	0	194,862	0	194,862
Preferred Securities
Banking & Finance	0	47,807	0	47,807
Industrials	0	7	0	7
Short-Term Instruments
Repurchase Agreements	0	218,200	0	218,200
Turkey Treasury Bills	0	3,775	0	3,775

$0	$8,860,409	$275,194	$9,135,603
Investments in Affiliates, at Value
Mutual Funds	306,493	0	0	306,493

Total Investments	$306,493	$8,860,409	$275,194	$9,442,096

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(858,121)	$0	$(858,121)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,430	4,599	0	6,029
Over the counter	0	13,403	0	13,403

$1,430	$18,002	$0	$19,432
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,271)	0	(1,271)
Over the counter	0	(8,000)	0	(8,000)

$0	$(9,271)	$0	$(9,271)

Total Financial Derivative Instruments	$1,430	$8,731	$0	$10,161

Totals	$307,923	$8,011,019	$275,194	$8,594,136

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,198	$31,196	$(514)	$1	$0	$(27)	$0	$0	$34,854	$0
Corporate Bonds & Notes
Banking & Finance	10,801	32,300	(4,000)	0	0	(304)	0	0	38,797	0
Industrials	12,142	12,100	(12,100)	0	0	(84)	0	0	12,058	0
Utilities	12,195	5,800	0	0	0	(168)	0	0	17,827	0
U.S. Government Agencies	13,016	0	(2,636)	(1)	(3)	83	0	(10,459)	0	0
Non-Agency Mortgage-Backed Securities	36,470	88,770	(576)	48	28	3,533	0	0	128,273	0
Asset-Backed Securities
Other ABS	7,362	43,313	(392)	2	0	4	0	(6,904)	43,385	0

Totals	$96,184	$213,479	$(20,218)	$50	$25	$3,037	$0	$(17,363)	$275,194	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$3,683	Indicative Market Quotation	Broker Quote	95.500	—
31,271	Recent Transaction	Purchase Price	96.000 - 100.000	99.519
Corporate Bonds & Notes
Banking & Finance	38,797	Discounted Cash Flow	Discount Rate	4.923 - 6.285	5.283
Industrials	12,058	Discounted Cash Flow	Discount Rate	4.871 - 5.445	5.162
Utilities	17,827	Discounted Cash Flow	Discount Rate	4.760 - 5.989	5.153
Non-Agency Mortgage-Backed Securities	62,037	Discounted Cash Flow	Discount Rate	5.342 - 7.318	5.780
66,236	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	6,000	Discounted Cash Flow	Discount Rate	5.328	—
33,917	Proxy pricing	Base Price	89.281 - 97.704	96.774
3,468	Recent Transaction	Purchase Price	100.000	—

Total	$275,194

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities(a)
0.625% due 02/15/2043	$6	$4
0.750% due 02/15/2045	3,843	2,764
0.875% due 02/15/2047	3,582	2,544
1.000% due 02/15/2046	3,602	2,674
1.000% due 02/15/2048	3,553	2,555
1.000% due 02/15/2049	878	622
1.375% due 02/15/2044	3,662	3,029
1.500% due 02/15/2053	34	26
2.125% due 02/15/2041	10	10
2.125% due 02/15/2054	36	32
2.375% due 01/15/2027	1,666	1,695
3.375% due 04/15/2032	29	32
3.875% due 04/15/2029	297	320
0.125% due 07/15/2026	1,792	1,818
0.125% due 10/15/2026	1,795	1,810
0.125% due 04/15/2027	4,042	4,019
0.125% due 01/15/2030	695	666
0.125% due 07/15/2030	805	767
0.125% due 01/15/2031	4,514	4,245
0.125% due 07/15/2031	3,840	3,589
0.125% due 01/15/2032	4,848	4,463
0.250% due 07/15/2029	725	705
0.375% due 01/15/2027	1,803	1,806
0.375% due 07/15/2027	634	634
0.500% due 01/15/2028	711	705
0.625% due 07/15/2032	4,467	4,216
0.750% due 07/15/2028	597	596
0.875% due 01/15/2029	520	517
1.125% due 10/15/2030	4,474	4,435
1.125% due 01/15/2033	4,482	4,318
1.250% due 04/15/2028	371	372
1.375% due 07/15/2033	765	748
1.625% due 10/15/2027	3,918	3,980
1.625% due 10/15/2029	4,070	4,136
1.625% due 04/15/2030	876	885
1.750% due 01/15/2034	1,182	1,177
1.875% due 07/15/2034	4,510	4,533
1.875% due 07/15/2035	4,812	4,790
1.875% due 01/15/2036	2,710	2,679
2.125% due 04/15/2029	589	605
2.125% due 01/15/2035	4,640	4,720
2.375% due 10/15/2028	1,873	1,940

Total U.S. Treasury Obligations (Cost $88,996)		86,181

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(b)	166,307	166

Total Short-Term Instruments (Cost $166)		166

Total Investments in Securities (Cost $89,162)		86,347

Total Investments 99.7% (Cost $89,162)		$86,347
Other Assets and Liabilities, net 0.3%		246

Net Assets 100.0%		$86,593

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$86,181	$0	$86,181
Short-Term Instruments
Mutual Funds	0	166	0	166

Total Investments	$0	$86,347	$0	$86,347

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.8% ¤
CORPORATE BONDS & NOTES 29.4%
BANKING & FINANCE 18.8%
ABN AMRO Bank NV
1.542% due 06/16/2027 •	$1,600	$1,590
4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~	3,700	3,715
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026	700	692
Air Lease Corp. 2.200% due 01/15/2027	754	740
American Honda Finance Corp.
4.390% due 08/13/2027 •	4,300	4,297
4.417% due 01/15/2027 •	3,685	3,689
Athene Global Funding
4.417% due 07/16/2026 •	3,000	3,002
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	300	301
5.516% due 03/25/2027	1,600	1,614
Banco Santander SA 4.788% (SOFRRATE + 1.120%) due 07/15/2028 ~	2,000	2,009
Bank of America Corp.
1.734% due 07/22/2027 •	4,600	4,562
4.712% (SOFRRATE + 1.050%) due 02/04/2028 ~	585	587
Bank of Montreal 4.396% (SOFRINDX + 0.750%) due 09/22/2028 ~	500	500
Banque Federative du Credit Mutuel SA 4.657% (SOFRRATE + 0.990%) due 10/16/2028 ~	800	803
Barclays PLC
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~	1,000	998
5.829% due 05/09/2027 •	5,000	5,006
BNP Paribas SA 2.591% due 01/20/2028 •	1,000	985
Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~	900	900
4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~	5,000	5,002
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~	200	201
Citigroup, Inc. 1.462% due 06/09/2027 •	3,000	2,983
Cooperatieve Rabobank UA 1.980% due 12/15/2027 •	1,500	1,476
Crown Castle, Inc. 3.700% due 06/15/2026	421	420
DBS Group Holdings Ltd. 4.246% (SOFRRATE + 0.600%) due 03/21/2028 ~	1,400	1,402
Deutsche Bank AG 7.146% due 07/13/2027 •	5,000	5,034
DNB Bank ASA 1.535% due 05/25/2027 •	2,000	1,991
Equitable Financial Life Global Funding 1.300% due 07/12/2026	610	605
F&G Global Funding 1.750% due 06/30/2026	2,400	2,383
Ford Motor Credit Co. LLC
4.125% due 08/17/2027	200	197
4.271% due 01/09/2027	2,000	1,991
4.950% due 05/28/2027	500	500
5.800% due 03/05/2027	4,700	4,727
GA Global Funding Trust 4.400% due 09/23/2027	6,800	6,759
GATX Corp. 3.250% due 09/15/2026	819	814
General Motors Financial Co., Inc. 1.500% due 06/10/2026	511	508
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	6,700	6,614
1.948% due 10/21/2027 •	500	493
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~	796	796
4.956% (SOFRRATE + 1.290%) due 04/23/2028 ~	600	604
HSBC Holdings PLC
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~	500	501
5.887% due 08/14/2027 •	2,000	2,010
ING Groep NV 4.696% due 04/01/2027 •	1,000	1,000
Jackson National Life Global Funding 4.900% due 01/13/2027	600	602

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

JPMorgan Chase & Co. 1.470% due 09/22/2027 •		6,200	6,116
Lloyds Banking Group PLC 5.222% (SOFRINDX + 1.560%) due 08/07/2027 ~		3,826	3,838
Mizuho Bank Ltd. 5.024% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	300	207
Mizuho Financial Group, Inc. 1.234% due 05/22/2027 •		$200	199
Morgan Stanley Bank NA 4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		1,000	999
Morgan Stanley Private Bank NA 4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~		5,000	4,994
NatWest Markets PLC 4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~		800	801
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		1,500	1,475
Pacific Life Global Funding II 4.142% (SOFRRATE + 0.480%) due 02/04/2027 ~		2,000	2,000
Royal Bank of Canada
4.377% (SOFRINDX + 0.710%) due 01/21/2027 ~		800	803
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~		1,900	1,900
Santander Holdings USA, Inc. 4.400% due 07/13/2027		3,900	3,892
Santander U.K. Group Holdings PLC 2.469% due 01/11/2028 •		2,022	1,989
Standard Chartered PLC
4.830% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,005
5.691% (SOFRRATE + 2.030%) due 02/08/2028 ~		800	809
6.187% due 07/06/2027 •		400	402
Sumitomo Mitsui Trust Bank Ltd. 4.631% (SOFRRATE + 0.980%) due 09/10/2027 ~		4,000	4,028
Svenska Handelsbanken AB 4.314% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,504
Swedbank AB 5.337% due 09/20/2027		2,500	2,536
Synchrony Financial 3.700% due 08/04/2026		1,500	1,496
UBS AG 5.256% (BBSW3M + 1.300%) due 05/12/2026 ~	AUD	3,500	2,417
UBS Group AG
4.214% due 04/10/2030 •		$800	790
4.703% due 08/05/2027 •		800	800
UniCredit SpA 4.625% due 04/12/2027		2,100	2,104
Wells Fargo & Co. 3.526% due 03/24/2028 •		7,100	7,043

			140,750

INDUSTRIALS 10.1%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		5,800	5,805
Berry Global, Inc. 4.875% due 07/15/2026		466	466
BMW U.S. Capital LLC 4.370% (SOFRRATE + 0.710%) due 08/11/2027 ~		4,100	4,101
Boeing Co. 3.100% due 05/01/2026		870	869
Bunge Ltd. Finance Corp. 3.250% due 08/15/2026		597	594
Constellation Brands, Inc. 3.700% due 12/06/2026		4,000	3,984
Cox Communications, Inc. 3.350% due 09/15/2026		2,078	2,069
Daimler Truck Finance North America LLC 4.650% due 10/12/2030		5,400	5,368
Element Fleet Management Corp. 6.271% due 06/26/2026		6,900	6,918
Enbridge, Inc. 1.600% due 10/04/2026		759	749
Entergy Louisiana LLC 2.400% due 10/01/2026		730	724
Ford Motor Co. 4.346% due 12/08/2026		1,300	1,296
Fox Corp. 4.709% due 01/25/2029		900	902
General Mills, Inc. 4.700% due 01/30/2027		3,763	3,769
Glencore Funding LLC 4.739% (SOFRINDX + 1.060%) due 04/04/2027 ~		300	301
Global Payments, Inc. 2.150% due 01/15/2027		2,000	1,964
HCA, Inc. 3.125% due 03/15/2027		4,000	3,950
Hyundai Capital America
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~		2,900	2,908

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	2,800	2,810
Hyundai Capital Services, Inc. 5.125% due 02/05/2027	1,500	1,508
Kraft Heinz Foods Co. 3.000% due 06/01/2026	4,200	4,190
Kraton Corp. 5.000% due 07/15/2027	3,000	3,025
Mercedes-Benz Finance North America LLC 4.426% due 04/01/2027 •	2,200	2,204
Molson Coors Beverage Co. 3.000% due 07/15/2026	5,500	5,479
NTT Finance Corp. 1.162% due 04/03/2026	2,200	2,200
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028	100	101
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027	165	165
Skyworks Solutions, Inc. 1.800% due 06/01/2026	100	100
Starbucks Corp. 2.000% due 03/12/2027	463	453
VMware LLC 1.400% due 08/15/2026	1,700	1,682
Volkswagen Group of America Finance LLC
4.720% (SOFRRATE + 1.060%) due 08/14/2026 ~	2,120	2,126
4.900% due 08/14/2026	2,500	2,504

		75,284

UTILITIES 0.5%
Emera U.S. Finance LP 3.550% due 06/15/2026	100	100
ENEL Finance International NV 1.625% due 07/12/2026	2,100	2,084
Eversource Energy 1.400% due 08/15/2026	200	198
Israel Electric Corp. Ltd. 7.750% due 12/15/2027	300	313
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026	1,203	1,204
Southern California Edison Co. 4.400% due 09/06/2026	100	100

		3,999

Total Corporate Bonds & Notes (Cost $219,823)		220,033

U.S. GOVERNMENT AGENCIES 12.3%
Federal Home Loan Mortgage Corp. REMICS
4.562% due 07/25/2054 - 11/25/2055 •	3,376	3,393
4.592% due 05/25/2055 •	1,420	1,429
4.612% due 03/25/2055 - 09/25/2055 •	8,655	8,700
4.662% due 02/25/2055 - 08/25/2055 •	3,959	3,988
4.762% due 11/25/2054 - 07/25/2055 •	4,111	4,132
4.812% due 12/25/2054 - 11/25/2055 •	11,828	11,892
4.862% due 01/25/2055 •	296	299
4.912% due 05/25/2054 •	941	951
5.112% due 06/25/2055 •	1,975	1,996
Federal National Mortgage Association REMICS
4.562% due 12/25/2053 - 08/25/2055 •	14,023	14,085
4.572% due 03/25/2055 •	3,562	3,581
4.612% due 01/25/2055 •	3,674	3,699
4.662% due 11/25/2055 •	1,084	1,087
4.672% due 03/25/2055 ~•	700	698
4.673% due 07/25/2055 ~•	1,300	1,296
4.712% due 09/25/2055 •	588	591
4.762% due 06/25/2054 - 10/25/2055 •	6,755	6,792
4.842% due 08/25/2055 •	1,158	1,168
4.862% due 01/25/2055 - 11/25/2055 •	1,413	1,426
4.912% due 08/25/2055 - 09/25/2055 •	1,041	1,048
4.962% due 08/25/2054 •	1,181	1,189
Government National Mortgage Association REMICS
3.930% due 04/20/2069 •	103	103
4.433% due 11/20/2074 •	924	931
4.573% due 06/20/2055 •	8,350	8,393
4.623% due 01/20/2054 - 10/20/2073 •	2,920	2,949
4.673% due 06/20/2055 •	1,565	1,577
4.823% due 06/20/2055 - 07/20/2055 •	3,859	3,892
4.873% due 08/20/2055 •	974	980

Total U.S. Government Agencies (Cost $91,858)		92,265

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Government National Mortgage Association REMICS
4.443% due 09/20/2075 •	3,476	3,508
4.453% due 10/20/2075 •	3,470	3,499

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

OBX Trust 5.988% due 01/25/2064 þ		749	754

Total Non-Agency Mortgage-Backed Securities (Cost $7,694)			7,761

ASSET-BACKED SECURITIES 11.6%
AUTOMOBILE ABS OTHER 0.9%
Hyundai Auto Lease Securitization Trust 4.062% due 01/18/2028		2,436	2,437
Nissan Auto Lease Trust 4.122% due 05/15/2028 •		4,500	4,501

			6,938

AUTOMOBILE SEQUENTIAL 0.7%
Carvana Auto Receivables Trust 4.640% due 01/10/2030		799	802
Citizens Auto Receivables Trust 5.840% due 01/18/2028		460	461
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		1,802	1,805
4.550% due 07/20/2027		982	983
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		928	937

			4,988

CMBS OTHER 0.8%
Acore Issuer LLC 5.125% due 08/20/2043 •		3,500	3,498
ACRES Commercial Realty Issuer LLC 0.000% due 08/18/2044 •		2,300	2,299

			5,797

CREDIT CARD BULLET 0.7%
American Express Credit Account Master Trust 5.230% due 09/15/2028		2,000	2,012
Evergreen Credit Card Trust 4.231% due 10/15/2029 •		3,400	3,411

			5,423

CREDIT CARD OTHER 0.3%
Trillium Credit Card Trust II 4.225% due 09/26/2030 •		2,500	2,511

OTHER ABS 8.2%
522 Funding CLO Ltd. 4.871% due 10/23/2034 •		1,200	1,202
AlbaCore Euro CLO IV DAC 3.006% due 07/15/2035 •	EUR	1,000	1,157
AMMC CLO 24 Ltd. 4.868% due 01/20/2035 •		$800	800
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		1,600	1,586
ARES LXV CLO Ltd. 4.788% due 07/25/2034 •		2,700	2,701
ARES XXVII CLO Ltd. 4.821% due 10/28/2034 •		1,200	1,201
Atlantic Avenue Ltd. 4.928% due 01/20/2035 •		1,200	1,201
Atlas Senior Loan Fund XVII Ltd. 4.728% due 10/20/2034 •		1,600	1,600
Bosphorus CLO IX DAC 0.000% due 04/15/2038 •(a)	EUR	3,100	3,583
Canyon Capital CLO Ltd. 4.682% due 10/15/2034 •		$1,400	1,398
Carlyle Euro CLO DAC 3.006% due 10/15/2035 •	EUR	2,500	2,889
Carlyle Global Market Strategies CLO Ltd. 4.758% due 07/20/2034 •		$900	901
CarVal CLO I Ltd. 4.901% due 07/16/2031 •		448	448
CQS U.S. CLO Ltd. 4.868% due 01/20/2035 •		200	200
Cumulus Static CLO DAC 3.184% due 11/15/2033 •	EUR	463	536
Galaxy XXII CLO Ltd. 4.683% due 04/16/2034 •		$500	500
ICG U.S. CLO Ltd. 4.661% due 01/16/2033 •		424	425

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Jamestown CLO XVI Ltd. 4.788% due 07/25/2034 •		600	600
Jamestown CLO XVIII Ltd. 4.938% due 07/25/2035 •		400	400
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •		2,700	2,703
LCM 36 Ltd. 4.742% due 01/15/2034 •		1,600	1,601
LCM 39 Ltd. 4.703% due 10/15/2034 •		3,400	3,400
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		1,400	1,399
Marble Point CLO XXIV Ltd. 4.753% due 04/20/2035 •		2,500	2,501
Navesink CLO 2 Ltd. 4.862% due 01/15/2036 •		1,100	1,100
Navient Refinance Loan Trust 4.800% due 10/15/2055		1,153	1,148
Nelnet Student Loan Trust
4.610% due 02/21/2061		1,343	1,326
4.973% due 02/21/2061 •		480	482
Northwoods Capital XII-B Ltd. 4.864% due 06/15/2031 •		373	374
Ocean Trails CLO XI 4.698% due 07/20/2034 •		1,400	1,400
Palmer Square European Loan Funding DAC 2.866% due 10/15/2034 •	EUR	1,252	1,446
Palmer Square Loan Funding Ltd. 4.480% due 08/08/2032 •		$2,200	2,200
Rockford Tower CLO Ltd. 4.868% due 07/20/2035 •		1,100	1,100
Silver Rock CLO II Ltd. 4.708% due 01/20/2035 •		2,000	2,001
SMB Private Education Loan Trust 5.322% due 09/15/2053 •		1,311	1,334
SoFi Consumer Loan Program Trust 4.470% due 08/15/2034		566	566
THL Credit Wind River CLO Ltd. 4.872% due 04/15/2035 •		2,700	2,704
Toro European CLO 3 DAC 3.006% due 07/15/2034 •	EUR	300	347
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		$1,900	1,901
Trinitas CLO VII Ltd. 4.728% due 01/25/2035 •		1,800	1,800
Trinitas CLO XIX Ltd. 4.778% due 10/20/2033 •		217	217
Trysail CLO Ltd. 4.907% due 10/20/2033 •		500	501
Wellfleet CLO Ltd. 4.822% due 07/15/2034 •		2,700	2,703
Wind River CLO Ltd. 4.732% due 10/15/2034 •		1,691	1,692

			61,274

Total Asset-Backed Securities (Cost $86,675)			86,931

SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	6,200	1,159
0.000% due 10/01/2026 (c)		57,100	10,327
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,300	3,322

Total Sovereign Issues (Cost $14,844)			14,808

COMMODITIES 3.3%
Gold Warehouse Receipts		14	32
Platinum Warehouse Receipts		15,216	21,691
Silver Warehouse Receipts		34,900	2,599

Total Commodities (Cost $16,239)			24,322

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.2%
COMMERCIAL PAPER 12.7%
Air Lease Corp.
4.350% due 04/14/2026		$500	499
4.400% due 04/14/2026		700	699

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.400% due 04/16/2026		600	599
AMETEK, Inc. 3.900% due 04/09/2026		6,600	6,593
Constellation Energy Generation LLC
3.870% due 04/01/2026		3,100	3,100
3.870% due 04/02/2026		3,100	3,099
Crown Castle, Inc.
4.180% due 04/16/2026		2,100	2,096
4.200% due 04/14/2026		3,400	3,394
4.200% due 04/16/2026		2,000	1,996
4.300% due 04/21/2026		2,400	2,394
Edison International 4.380% due 04/27/2026		7,400	7,377
ERAC USA Finance LLC
4.150% due 04/13/2026		300	300
4.150% due 04/24/2026		2,200	2,194
4.170% due 04/20/2026		2,200	2,195
4.170% due 04/23/2026		2,300	2,294
4.180% due 04/24/2026		3,600	3,590
Global Payments, Inc.
4.230% due 04/07/2026		4,000	3,997
4.250% due 04/06/2026		4,500	4,497
HCA, Inc.
4.200% due 05/11/2026		1,000	995
4.250% due 05/01/2026		400	399
4.250% due 05/13/2026		2,800	2,785
4.350% due 04/23/2026		6,000	5,984
Jabil, Inc. 4.200% due 04/02/2026		10,600	10,597
Keurig Dr. Pepper, Inc.
4.300% due 04/08/2026		6,900	6,894
4.300% due 04/13/2026		3,200	3,195
Phillips 66
4.000% due 04/02/2026		2,900	2,899
4.350% due 05/01/2026		800	797
4.400% due 05/29/2026		800	795
Rogers Communications, Inc. 4.200% due 04/09/2026		3,800	3,796
TELUS Corp. 4.050% due 05/20/2026		4,800	4,772

			94,821

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(f)		242,514	243

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 15.2%			114,100

SOUTH AFRICA TREASURY BILLS 0.3%
7.048% due 10/28/2026 - 01/27/2027 (b)(c)(d)	ZAR	37,100	2,081

Total Short-Term Instruments (Cost $211,366)			211,245

Total Investments in Securities (Cost $648,499)			657,365

		SHARES
INVESTMENTS IN AFFILIATES 5.9%
MUTUAL FUNDS 5.9% (e)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		440,115	44,262

Total Mutual Funds (Cost $44,203)			44,262

Total Investments in Affiliates (Cost $44,203)			44,262

Total Investments 93.7% (Cost $692,702)			$701,627
Financial Derivative Instruments(h)(i)(0.5)%(Cost or Premiums, net $442)			(3,761)
Other Assets and Liabilities, net 6.8%			51,151

Net Assets 100.0%			$749,017

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Institutional Class Shares of each Fund.
(f)								Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.570%	03/31/2026	04/01/2026	$21,900	U.S. Treasury Notes 4.625% due 04/30/2029			$(22,350)	$21,900	$21,902
	3.570	03/31/2026	04/01/2026	4,900	U.S. Treasury Notes 4.625% due 04/30/2029			(5,001)	4,900	4,900
	3.640	03/31/2026	04/01/2026	87,300	U.S. Treasury Notes 4.125% due 11/30/2029			(89,238)	87,300	87,309

Total Repurchase Agreements								$(116,589)	$114,100	$114,111

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				3.700%	03/31/2026		04/01/2026	$(3,644)		$(3,644)

Total Reverse Repurchase Agreements										$(3,644)

(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(42) at a weighted average interest rate of 3.747%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil June 2026 Futures					$60.000	04/27/2026	99	$99	$198	$10
Put - NYMEX Crude Oil June 2026 Futures					56.000	05/14/2026	75	75	148	24

Total Purchased Options									$346	$34

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil June 2026 Futures		$79.000	04/27/2026	99	$99	$(198)	$(2,600)
Call - NYMEX Crude Oil June 2026 Futures		72.000	05/14/2026	75	75	(147)	(1,721)

Total Written Options						$(345)	$(4,321)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month EURIBOR December Futures	12/2026	245	$68,799	$(141)		$0	$0
3-Month SOFR Active Contract December Futures	03/2028	356	85,970	(146)		18	0
3-Month SONIA December Futures	03/2027	211	66,776	(339)		77	0
Arabica Coffee July Futures	07/2026	152	16,576	83		225	0
Arabica Coffee September Futures	09/2026	154	16,060	(25)		139	0
Australia Government 3-Year Bond June Futures	06/2026	436	31,181	(116)		140	0
Brent Crude August Futures	06/2026	148	13,345	733		0	(681)
Brent Crude December Futures	10/2026	718	57,167	2,119		0	(2,851)
Brent Crude June Futures	04/2026	407	42,316	(1,663)		0	(1,392)
Brent Crude September Futures	07/2026	141	12,113	2,583		0	(665)
California Carbon Allowance Vintage December Futures	12/2026	760	21,941	(1,647)		0	(198)
Carbon Emissions December Futures	12/2026	56	4,693	(134)		54	0
Copper July Futures	07/2026	273	38,667	(228)		672	0
Copper September Futures	09/2026	8	1,144	(28)		22	0
Corn July Futures	07/2026	481	11,261	72		54	(1)
Corn September Futures	09/2026	52	1,223	3		5	0
Cotton No. 2 December Futures	12/2026	25	929	22		0	(3)
Cotton No. 2 July Futures	07/2026	61	2,200	87		0	(14)
Gas Oil June Futures	06/2026	107	11,791	4,291		0	(3)
Gas Oil September Futures	09/2026	170	15,797	4,662		0	(267)
Gold 100 oz. December Futures	12/2026	8	3,824	(215)		89	0
Gold 100 oz. June Futures	06/2026	133	62,225	(700)		1,611	0
Hard Red Winter Wheat July Futures	07/2026	4	130	13		2	0
Hard Red Winter Wheat May Futures	05/2026	356	11,312	1,556		165	0
Hard Red Winter Wheat September Futures	09/2026	445	14,724	879		154	(6)
Iron Ore July Futures	07/2026	896	9,299	(1)		0	(72)
Iron Ore May Futures	05/2026	218	2,299	78		0	(16)
Lean Hogs October Futures	10/2026	618	22,582	(81)		0	(212)
Live Cattle June Futures	06/2026	316	30,750	990		389	0
Live Cattle October Futures	10/2026	186	17,549	419		126	0
LME Aluminum July Futures	07/2026	1,006	86,779	4,048		1,754	(47)
LME Aluminum May Futures	05/2026	877	76,826	9,433		0	0
LME Aluminum September Futures	09/2026	303	25,533	1,995		1,561	0
LME Lead Futures July Futures	07/2026	69	3,296	(22)		5	(26)
LME Lead Futures May Futures	05/2026	27	1,272	(47)		0	0
LME Nickel July Futures	07/2026	289	29,727	1,228		14	(128)
LME Nickel May Futures	05/2026	356	36,370	382		0	0
LME Nickel September Futures	09/2026	170	17,609	(389)		38	(355)
LME Zinc July Futures	07/2026	459	37,122	781		253	(142)
LME Zinc May Futures	05/2026	485	39,296	497		0	0
LME Zinc September Futures	09/2026	129	10,418	(105)		8	(51)
Natural Gas June Futures	05/2026	2	84	(3)		10	(7)
Natural Gas June Futures	05/2026	25	1,255	(33)		28	(106)
Natural Gas May Futures	04/2026	477	13,757	(917)		0	(14)
Natural Gas May Futures	04/2026	1	53	0		6	(4)
Natural Gas September Futures	08/2026	160	5,240	(317)		0	(127)
New York Harbor June Futures	05/2026	73	11,470	2,107		0	(209)
New York Harbor September Futures	08/2026	227	30,187	8,607		0	(1,061)
RBOB Gasoline August Futures	07/2026	21	2,446	411		0	(74)
RBOB Gasoline June Futures	05/2026	102	13,090	2		0	(300)
RBOB Gasoline September Futures	08/2026	351	39,034	7,859		0	(1,265)
Silver July Futures	07/2026	76	28,682	(986)		1,491	0
Silver September Futures	09/2026	3	1,140	(34)		66	0
Soybean July Futures	07/2026	595	35,284	(116)		325	0
Soybean Meal December Futures	12/2026	38	1,184	5		9	0
Soybean Meal July Futures	07/2026	645	20,272	(150)		77	0
Soybean Meal May Futures	05/2026	62	1,962	55		9	0
Soybean November Futures	11/2026	653	37,792	672		441	0
Soybean Oil July December Futures	12/2026	110	4,310	390		24	0
Soybean Oil July Futures	07/2026	351	14,506	516		86	0
Sugar No. 11 July Futures	06/2026	222	3,899	174		1	(19)
Sugar No. 11 October Futures	09/2026	125	2,247	(13)		0	(13)
U.S. Treasury 2-Year Note June Futures	06/2026	1,023	212,217	256		80	0

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury 5-Year Note June Futures	06/2026	172	18,607	(219)	24	0
Wheat September Futures	09/2026	408	13,020	830	132	(1)
WTI Crude June Futures	05/2026	386	35,960	(1,319)	0	(1,151)
WTI Crude September Futures	08/2026	254	19,807	3,168	0	(1,211)

$51,872	$10,384	$(12,692)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude July Futures	05/2026	503	$(48,374)	$2,420	$2,073	$0
Corn May Futures	05/2026	262	(5,997)	7	0	(33)
LME Aluminum July Futures	07/2026	283	(24,412)	(2,564)	0	0
LME Aluminum May Futures	05/2026	877	(76,826)	(9,283)	0	0
LME Aluminum September Futures	09/2026	66	(5,562)	(102)	0	0
LME Lead Futures May Futures	05/2026	27	(1,272)	7	0	0
LME Nickel July Futures	07/2026	171	(17,590)	472	0	0
LME Nickel May Futures	05/2026	356	(36,370)	(1,236)	0	0
LME Nickel September Futures	09/2026	27	(2,797)	131	0	0
LME Zinc July Futures	07/2026	179	(14,477)	26	0	0
LME Zinc May Futures	05/2026	485	(39,296)	(800)	0	0
LME Zinc September Futures	09/2026	22	(1,777)	59	0	0
New York Harbor August Futures	07/2026	169	(23,255)	(3,514)	781	0
New York Harbor December Futures	11/2026	54	(6,569)	(871)	248	0
Platinum April Futures	04/2026	149	(14,528)	(1,004)	0	(480)
Platinum July Futures	07/2026	72	(7,093)	(232)	0	(233)
Silver May Futures	05/2026	64	(23,974)	(180)	0	(1,151)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	172	(19,525)	267	0	(51)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	83	(9,675)	233	0	(18)
Wheat July Futures	07/2026	4	(125)	(7)	0	(2)
Wheat May Futures	05/2026	135	(4,160)	(260)	0	(62)
WTI Crude December Futures	11/2026	3	(217)	5	5	0

$(16,426)	$3,107	$(2,030)

Total Futures Contracts	$35,446	$13,491	$(14,722)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.303%	$2,800	$11	$(6)	$5	$0	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	8,840	$(38)	$(339)	$(377)	$28	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031	6,300	(183)	(93)	(276)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$23,400	(100)	(40)	(140)	0	(22)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	44,535	144	298	442	0	(44)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	1,400	0	13	13	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	1,400	0	12	12	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030	4,500	0	36	36	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	500	0	3	3	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	700	0	4	4	0	(1)

$(177)	$(106)	$(283)	$47	$(74)

Total Swap Agreements	$(166)	$(112)	$(278)	$47	$(74)

Cash of $57,977 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(6)						Unsettled variation margin asset of $1,166 and liability of $(623) for closed futures is outstanding at period end.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2026	BRL	200		$38	$0	$0
	04/2026	CAD	498		364	6	0
	04/2026		$38	BRL	200	0	0
	04/2026		3,563	EUR	3,059	0	(27)
	06/2026		31	BRL	163	0	0
	06/2026		11	ILS	35	0	0
	10/2026	BRL	200		$37	0	0
	10/2026	ZAR	3,969		243	12	0
	01/2027		31,645		1,925	101	0
BPS	04/2026	BRL	5,743		1,071	0	(38)
	04/2026	EUR	923		1,078	11	0
	04/2026	GBP	363		482	3	0
	04/2026		$1,097	BRL	5,743	12	0
	04/2026		10	ILS	31	0	0
	07/2026	BRL	700		$130	0	(2)
	07/2026		$825	BRL	4,433	13	0
	10/2026	BRL	1,500		$273	0	(5)
BRC	04/2026	GBP	99		133	2	0
	04/2026		$223	EUR	193	1	0
CBK	04/2026	AUD	305		$214	4	0
	04/2026	EUR	155		178	0	(1)
	04/2026	GBP	104		139	1	0
	04/2026		$3,657	AUD	5,191	0	(76)
	06/2026		7	ILS	22	0	0
FAR	04/2026	AUD	3,564		$2,526	67	0
	04/2026	GBP	920		1,243	26	0
	04/2026	NZD	4,398		2,569	42	0
	04/2026		$3,749	GBP	2,810	0	(30)
	04/2026		2,687	NZD	4,495	0	(104)
	05/2026	GBP	2,093		$2,780	10	0
	05/2026		$2,572	NZD	4,398	0	(42)
	06/2026		8	ILS	25	0	0
GLM	04/2026	BRL	8,619		$1,539	0	(125)
	04/2026		$1,633	BRL	8,619	31	0
	04/2026		11	ILS	33	0	0
	06/2026	BRL	5,497		$1,021	0	(27)
	06/2026		$92	BRL	488	1	0
	07/2026		83		446	1	0
	10/2026	BRL	54,000		$9,968	0	(27)
IND	04/2026	EUR	732		864	18	0
JPM	04/2026	BRL	6,700		1,284	0	(10)
	04/2026		$1,263	BRL	6,700	30	0
	04/2026		968	EUR	832	0	(6)
	04/2026		593	GBP	442	0	(8)
	07/2026	BRL	5,500		$1,014	0	(27)
	10/2026		1,400		255	0	(4)
MBC	04/2026	AUD	435		301	1	0
	04/2026	EUR	200		230	0	(1)
	04/2026	GBP	680		910	10	0
MYI	04/2026	EUR	293		336	0	(3)
	04/2026		$121	EUR	104	0	0
RBC	04/2026		193	GBP	145	0	(1)
SCX	04/2026	GBP	312		$417	4	0
	04/2026		$360	CAD	499	0	(2)
	05/2026	CAD	498		$360	2	0
SOG	04/2026	EUR	7,450		8,819	208	0
	04/2026	NZD	472		283	12	0
	04/2026		$6,441	EUR	5,565	9	(19)
	04/2026		224	NZD	375	0	(8)
	05/2026	EUR	4,868		$5,625	0	(9)
	06/2026		$4	ILS	13	0	0
SSB	04/2026	AUD	5,747		$4,090	124	0

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

04/2026	GBP	919	1,229	13	0
05/2026	AUD	4,860	3,342	0	(10)
05/2026	$1,229	GBP	919	0	(13)
UAG	06/2026	8	ILS	24	0	0

Total Forward Foreign Currency Contracts	$775	$(625)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,700	$1	$2
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	42,300	38	29
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	140,000	64	148
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	27,800	21	18
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	46,400	52	34
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	50,200	45	34
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	50,900	57	37
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	83,100	84	226
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	103,200	72	65
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	6,000	5	4
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	158,500	168	430

Total Purchased Options	$607	$1,027

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	56,900	$0	$64	$64	$0

Total Swap Agreements	$0	$64	$64	$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$140,750	$0	$140,750
Industrials	0	75,284	0	75,284
Utilities	0	3,999	0	3,999
U.S. Government Agencies	0	92,265	0	92,265
Non-Agency Mortgage-Backed Securities	0	7,761	0	7,761
Asset-Backed Securities
Automobile ABS Other	0	6,938	0	6,938
Automobile Sequential	0	4,988	0	4,988
CMBS Other	0	5,797	0	5,797
Credit Card Bullet	0	5,423	0	5,423
Credit Card Other	0	2,511	0	2,511
Other ABS	0	61,274	0	61,274
Sovereign Issues	0	14,808	0	14,808
Commodities	0	24,322	0	24,322
Short-Term Instruments
Commercial Paper	0	94,821	0	94,821
Mutual Funds	0	243	0	243
Repurchase Agreements	0	114,100	0	114,100
South Africa Treasury Bills	0	2,081	0	2,081

$0	$657,365	$0	$657,365
Investments in Affiliates, at Value

Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Mutual Funds	44,262	0	0	44,262

Total Investments	$44,262	$657,365	$0	$701,627

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,403	169	0	13,572
Over the counter	0	1,866	0	1,866

	$13,403	$2,035	$0	$15,438
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,974)	(143)	0	(19,117)
Over the counter	0	(625)	0	(625)

	$(18,974)	$(768)	$0	$(19,742)

Total Financial Derivative Instruments	$(5,571)	$1,267	$0	$(4,304)

Totals	$38,691	$658,632	$0	$697,323

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
CORPORATE BONDS & NOTES 47.1%
BANKING & FINANCE 25.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.450% due 04/15/2027	$400	$408
Air Lease Corp.
1.875% due 08/15/2026	5,613	5,556
2.200% due 01/15/2027	947	930
3.750% due 06/01/2026	144	144
Aircastle Ltd.
2.850% due 01/26/2028	600	582
4.250% due 06/15/2026	2,387	2,384
American Honda Finance Corp.
4.308% due 11/19/2027 •	7,900	7,870
4.379% due 03/08/2027 •	7,700	7,702
American Tower Corp. 5.000% due 01/31/2030	1,600	1,620
Aon North America, Inc. 5.125% due 03/01/2027	900	905
Athene Global Funding
1.608% due 06/29/2026	1,525	1,514
4.647% due 09/18/2028 •	9,400	9,355
5.620% due 05/08/2026	6,901	6,907
Aviation Capital Group LLC
1.950% due 09/20/2026	7,150	7,066
3.500% due 11/01/2027	1,425	1,400
4.750% due 04/14/2027	4,076	4,081
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027	1,190	1,177
4.250% due 04/15/2026	2,750	2,750
4.375% due 05/01/2026	1,374	1,374
Banco Santander Chile 4.550% due 11/20/2030	800	790
Banco Santander SA
1.722% due 09/14/2027 •	1,700	1,678
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~	800	805
Bank Hapoalim BM 4.722% due 07/14/2029	3,400	3,361
Bank Leumi Le-Israel BM 5.125% due 07/27/2027	1,500	1,499
Banque Federative du Credit Mutuel SA 4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~	550	553
Barclays PLC
2.279% due 11/24/2027 •	511	503
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~	2,500	2,494
5.829% due 05/09/2027 •	9,700	9,711
6.496% due 09/13/2027 •	1,000	1,008
BNP Paribas SA 1.675% due 06/30/2027 •	2,000	1,985
BPCE SA 6.612% due 10/19/2027 •	2,400	2,427
Brighthouse Financial Global Funding
1.550% due 05/24/2026	3,445	3,430
5.550% due 04/09/2027	6,732	6,777
Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~	11,600	11,606
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~	2,360	2,373
Cantor Fitzgerald LP 4.500% due 04/14/2027	160	160
Citadel Finance LLC 4.750% due 02/14/2029	1,000	980
Citadel LP 4.875% due 01/15/2027	10,749	10,742
CNO Global Funding 5.875% due 06/04/2027	1,800	1,825
Cooperatieve Rabobank UA
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~	600	601
4.578% (SOFRINDX + 0.900%) due 10/05/2026 ~	2,100	2,105
Credit Agricole SA 4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~	8,100	8,120
Crown Castle, Inc. 3.700% due 06/15/2026	1,600	1,598
Deutsche Bank AG
2.552% due 01/07/2028 •	12,000	11,815

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~	1,212	1,215
EPR Properties 4.750% due 12/15/2026	11,599	11,595
Equitable America Global Funding 4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~	3,292	3,298
F&G Global Funding
1.750% due 06/30/2026	1,400	1,390
2.300% due 04/11/2027	586	572
4.500% due 01/09/2029	7,700	7,546
Ford Motor Credit Co. LLC
4.271% due 01/09/2027	3,100	3,086
4.542% due 08/01/2026	400	399
4.950% due 05/28/2027	700	700
5.125% due 11/05/2026	1,409	1,412
5.800% due 03/05/2027	10,261	10,320
GA Global Funding Trust 4.400% due 09/23/2027	13,400	13,319
GATX Corp. 3.250% due 09/15/2026	1,153	1,147
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	1,900	1,874
5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~	8,000	8,096
Hardwood Funding LLC 4.360% due 06/08/2029 «(a)(e)	2,000	1,990
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026	11,545	11,505
HSBC Holdings PLC 2.013% due 09/22/2028 •	4,700	4,532
Intesa Sanpaolo SpA 3.875% due 01/12/2028	1,359	1,345
JPMorgan Chase & Co. 1.578% due 04/22/2027 •	640	639
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,197
Korea Investment & Securities Co. Ltd. 2.125% due 07/19/2026	1,400	1,392
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250% due 02/01/2027	2,465	2,437
Lloyds Banking Group PLC 4.431% (SOFRINDX + 0.770%) due 02/10/2030 ~	12,200	12,142
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	200	202
Mizrahi Tefahot Bank Ltd. 5.049% due 01/28/2031	4,900	4,846
Mizuho Financial Group, Inc. 4.740% (SOFRRATE + 1.080%) due 05/13/2031 ~	3,836	3,850
National Bank of Canada
4.950% due 02/01/2028 •	3,740	3,755
5.600% due 07/02/2027 •	5,900	5,918
Nationwide Building Society 6.557% due 10/18/2027 •	1,600	1,618
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,745	4,666
Nomura Holdings, Inc.
2.329% due 01/22/2027	3,383	3,327
5.386% due 07/06/2027	450	455
Pacific Life Global Funding II 4.272% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,497
PNC Bank NA 4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~	400	401
Royal Bank of Canada
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~	5,200	5,201
4.467% (SOFRINDX + 0.820%) due 03/27/2028 ~	4,934	4,940
Sammons Financial Group Global Funding 4.504% due 09/02/2027 •	2,600	2,612
Sammons Financial Group, Inc. 4.450% due 05/12/2027	1,423	1,415
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	3,000	2,949
3.244% due 10/05/2026	6,800	6,762
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	550	542
Societe Generale SA 1.792% due 06/09/2027 •	6,455	6,421
Standard Chartered PLC 4.300% due 02/19/2027	1,620	1,616
Stellantis Finance U.S., Inc.
1.711% due 01/29/2027	7,989	7,793
5.625% due 01/12/2028	1,100	1,112
Stellantis Financial Services U.S. Corp. 5.338% (SOFRRATE + 1.690%) due 09/15/2028 ~	5,000	5,012
Synchrony Financial 3.700% due 08/04/2026	1,935	1,929

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

VICI Properties LP 4.750% due 04/01/2028	600	601
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	4,521	4,488
4.250% due 12/01/2026	7,286	7,267
4.500% due 09/01/2026	600	599
5.750% due 02/01/2027	600	604
Wells Fargo & Co.
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~	204	204
4.900% due 01/24/2028 •	8,600	8,632

		361,053

INDUSTRIALS 16.9%
AbbVie, Inc. 4.131% (SOFRINDX + 0.480%) due 03/03/2028 ~	1,500	1,502
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	10,162	10,171
Amcor Finance USA, Inc. 3.625% due 04/28/2026	2,571	2,570
Amcor Flexibles North America, Inc. 3.100% due 09/15/2026	550	547
American Airlines Pass-Through Trust 3.700% due 04/01/2028	747	744
Anglo American Capital PLC 4.750% due 04/10/2027	1,584	1,586
APA Infrastructure Ltd. 4.250% due 07/15/2027	9,544	9,523
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	4,500	4,456
Bayer U.S. Finance LLC 6.125% due 11/21/2026	2,600	2,624
Berry Global, Inc. 4.875% due 07/15/2026	1,731	1,731
BMW U.S. Capital LLC
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~	350	351
4.436% (SOFRRATE + 0.790%) due 03/17/2028 ~	20,000	20,004
Boeing Co. 6.259% due 05/01/2027	600	611
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	700	711
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	698
CDW LLC/CDW Finance Corp. 2.670% due 12/01/2026	500	494
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	7,000	7,038
Conagra Brands, Inc. 5.300% due 10/01/2026	686	689
Daimler Truck Finance North America LLC 4.508% (SOFRRATE + 0.840%) due 01/13/2028 ~	1,800	1,802
Dell International LLC/EMC Corp. 4.900% due 10/01/2026	1,700	1,703
Diamondback Energy, Inc. 3.250% due 12/01/2026	716	712
DXC Technology Co. 1.800% due 09/15/2026	5,397	5,331
Enbridge, Inc. 4.250% due 12/01/2026	5,681	5,680
Energy Transfer LP 5.500% due 06/01/2027	147	148
Entergy New Orleans LLC 4.000% due 06/01/2026	1,470	1,468
EQT Corp. 3.125% due 05/15/2026	2,366	2,361
Ford Motor Co. 4.346% due 12/08/2026	1,000	997
Foxconn Far East Ltd. 1.875% due 08/25/2028	10,100	9,324
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	2,100	2,060
Glencore Funding LLC 1.625% due 04/27/2026	657	656
Global Payments, Inc. 4.500% due 11/15/2028	2,000	1,981
Haleon U.S. Capital LLC 3.375% due 03/24/2027	500	495
Harley-Davidson Financial Services, Inc. 3.050% due 02/14/2027	3,410	3,361
HCA, Inc. 5.250% due 06/15/2026	114	114
Hyatt Hotels Corp. 5.050% due 03/30/2028	1,700	1,715

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Hyundai Capital America
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	9,000	9,020
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~	2,100	2,106
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	4,100	4,114
Imperial Brands Finance PLC 3.500% due 07/26/2026	400	399
JDE Peet's NV 1.375% due 01/15/2027	3,050	2,975
Keurig Dr. Pepper, Inc.
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	2,000	1,997
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	5,036	5,043
Kia Corp.
2.750% due 02/14/2027	2,310	2,276
3.500% due 10/25/2027	200	197
Kraft Heinz Foods Co. 3.000% due 06/01/2026	692	690
Kyndryl Holdings, Inc. 2.050% due 10/15/2026	10,802	10,628
Las Vegas Sands Corp. 3.500% due 08/18/2026	10,688	10,653
Marathon Petroleum Corp. 5.125% due 12/15/2026	728	731
Marvell Technology, Inc. 1.650% due 04/15/2026	5,513	5,507
NTT Finance Corp. 1.162% due 04/03/2026	4,500	4,499
Nutrien Ltd. 4.000% due 12/15/2026	3,000	2,994
PeaceHealth Obligated Group 4.335% due 11/15/2028	4,600	4,580
Qatarenergy LNG S3 6.332% due 09/30/2027	977	976
Renesas Electronics Corp. 2.170% due 11/25/2026	1,305	1,285
Rogers Communications, Inc. 3.200% due 03/15/2027	3,320	3,280
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	3,200	3,212
5.500% due 04/01/2028	8,600	8,700
Salesforce, Inc.
4.500% due 03/15/2028	4,500	4,503
4.650% due 03/15/2029	2,500	2,506
Sirius XM Radio LLC 5.000% due 08/01/2027	1,083	1,082
SK Telecom Co. Ltd. 6.625% due 07/20/2027	800	822
Skyworks Solutions, Inc. 1.800% due 06/01/2026	9,400	9,356
Smith & Nephew PLC 5.150% due 03/20/2027	615	618
Smithfield Foods, Inc. 4.250% due 02/01/2027	2,014	2,005
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	2,100	2,109
Tengizchevroil Finance Co. International Ltd. 4.000% due 08/15/2026	600	599
TR Finance LLC 3.350% due 05/15/2026	1,000	998
Triton Container International Ltd. 2.050% due 04/15/2026	5,403	5,397
Uber Technologies, Inc. 4.500% due 08/15/2029	3,800	3,770
United Airlines Pass-Through Trust 3.750% due 03/03/2028	2,089	2,085
Universal Health Services, Inc. 1.650% due 09/01/2026	2,000	1,976
Volkswagen Group of America Finance LLC
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,800	1,804
4.950% due 03/25/2027	2,500	2,511
Vontier Corp. 1.800% due 04/01/2026	2,100	2,100
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	875	870

		236,931

UTILITIES 4.5%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 4.150% due 08/15/2026	150	150
Columbia Pipelines Holding Co. LLC 6.055% due 08/15/2026	715	718
Dominion Energy, Inc. 1.450% due 04/15/2026	2,700	2,697

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Duke Energy Corp. 4.850% due 01/05/2027	2,200	2,210
Emera U.S. Finance LP 3.550% due 06/15/2026	6,019	6,005
Eversource Energy 2.900% due 03/01/2027	1,040	1,027
FirstEnergy Corp. 3.900% due 07/15/2027	901	894
Fortis, Inc. 3.055% due 10/04/2026	4,795	4,762
Israel Electric Corp. Ltd.
4.250% due 08/14/2028	2,000	1,963
7.750% due 12/15/2027	11,000	11,492
JERA Co., Inc. 3.665% due 04/14/2027	400	397
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,727	1,715
New York State Electric & Gas Corp. 3.250% due 12/01/2026	9,146	9,081
Pacific Gas & Electric Co. 3.300% due 03/15/2027	2,739	2,707
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026	1,226	1,227
SGSP Australia Assets Pty. Ltd. 3.500% due 07/07/2027	4,900	4,843
Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,249
4.400% due 09/06/2026	1,000	1,000
4.875% due 02/01/2027	300	301
4.900% due 06/01/2026	600	599
Vistra Operations Co. LLC
3.700% due 01/30/2027	1,400	1,389
5.050% due 12/30/2026	5,056	5,074

		63,500

Total Corporate Bonds & Notes (Cost $662,906)		661,484

U.S. GOVERNMENT AGENCIES 30.7%
Federal Home Loan Mortgage Corp.
2.000% due 02/01/2028 - 04/01/2028	1	1
3.000% due 03/01/2048	271	242
5.000% due 10/01/2033 - 02/01/2038	150	153
5.400% due 09/01/2037 - 11/01/2038	198	202
5.500% due 08/01/2033 - 06/01/2047	849	864
5.550% due 06/01/2037	52	52
6.000% due 09/01/2031 - 05/01/2033	13	13
6.500% due 11/01/2036 - 10/17/2038	218	223
7.000% due 05/01/2029	7	7
Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	114	104
4.532% due 04/25/2055 •	4,923	4,942
4.562% due 09/25/2055 - 12/25/2055 •	3,281	3,299
4.592% due 05/25/2055 •	4,260	4,288
4.602% due 11/25/2054 •	8,449	8,504
4.612% due 10/25/2054 - 09/25/2055 •	12,029	12,116
4.642% due 02/25/2055 •	907	913
4.662% due 10/25/2052 - 06/25/2055 •	22,165	22,380
4.672% due 03/25/2055 ~•	10,200	10,148
4.762% due 08/25/2054 - 07/25/2055 •	2,278	2,292
4.812% due 12/25/2054 - 11/25/2055 •	21,265	21,393
4.862% due 01/25/2055 - 08/25/2055 •	6,040	6,099
4.912% due 05/25/2054 •	2,388	2,414
Federal National Mortgage Association
3.000% due 10/01/2046	196	177
4.000% due 06/01/2042 - 03/01/2047	346	336
4.300% due 12/01/2032	9,700	9,621
4.532% due 09/01/2029 ~	1,098	1,107
4.750% due 09/01/2034 - 04/01/2036	261	260
4.812% due 08/01/2029 ~	1,530	1,557
5.000% due 07/01/2033 - 07/01/2044	917	914
5.150% due 05/01/2035	31	31
5.340% due 09/01/2029	29	30
5.350% due 02/01/2035 - 01/01/2038	235	235
5.450% due 04/01/2036	70	70
5.500% due 12/01/2031 - 09/01/2040	667	670
6.000% due 05/01/2029 - 04/01/2048	469	478
6.500% due 07/01/2036 - 09/01/2048	233	237
Federal National Mortgage Association REMICS
4.000% due 01/25/2051	6,233	6,169
4.562% due 12/25/2053 - 08/25/2055 •	8,738	8,775
4.572% due 03/25/2055 •	554	557
4.612% due 01/25/2055 - 03/25/2055 •	634	638
4.662% due 10/25/2054 - 11/25/2055 •	5,072	5,110

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.712% due 01/25/2055 - 09/25/2055 •	5,320	5,350
4.762% due 06/25/2054 - 07/25/2055 •	10,036	10,099
4.772% due 04/25/2056 •	10,300	10,294
4.812% due 01/25/2055 - 03/25/2055 •	4,865	4,903
4.822% due 03/25/2055 •	1,986	2,003
4.862% due 12/25/2053 - 01/25/2055 •	2,422	2,444
4.912% due 02/25/2055 - 10/25/2055 •	2,577	2,596
4.962% due 10/25/2053 •	34,362	34,754
Federal National Mortgage Association-ACES
2.560% due 12/25/2026 ~	804	795
2.961% due 02/25/2027 ~	1,825	1,808
3.073% due 06/25/2027 ~	529	523
Government National Mortgage Association
3.000% due 11/20/2046	68	61
3.500% due 05/20/2042	47	43
3.700% due 04/15/2042	87	82
3.740% due 03/20/2042 - 07/20/2042	67	62
3.750% due 04/15/2042 - 03/20/2044	116	110
4.000% due 04/20/2040 - 06/20/2043	478	450
4.500% due 08/20/2038 - 11/20/2048	271	266
5.350% due 12/15/2036 - 01/15/2038	188	192
5.400% due 06/20/2039	74	76
5.500% due 03/20/2034 - 08/20/2041	288	289
6.000% due 09/20/2038	14	14
6.500% due 10/15/2027 - 07/20/2039	27	28
7.000% due 05/15/2026 - 06/20/2055	1,691	1,724
Government National Mortgage Association REMICS
2.500% due 10/20/2049	96	85
3.500% due 11/20/2049	6,063	5,886
4.373% due 08/20/2075 •	2,936	2,936
4.423% due 10/20/2072 •	489	490
4.573% due 06/20/2055 - 07/20/2074 •	12,126	12,252
4.623% due 01/20/2054 - 05/20/2055 •	1,400	1,410
4.653% due 09/20/2073 •	7,221	7,333
4.673% due 05/20/2073 •	10,099	10,279
4.787% due 08/16/2039 •	3	3
4.823% due 06/20/2055 - 07/20/2055 •	1,001	1,010
Uniform Mortgage-Backed Security, TBA
5.000% due 04/01/2056	91,800	90,548
6.000% due 06/01/2056 - 07/01/2056	80,900	82,334

Total U.S. Government Agencies (Cost $430,912)		431,153

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Inflation Protected Securities(d)
2.125% due 04/15/2029 (h)(j)	2,828	2,905

Total U.S. Treasury Obligations (Cost $2,833)		2,905

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	208	202
Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •	388	370
5.158% due 05/25/2035 ~	14	13
BWAY Mortgage Trust 5.037% due 09/15/2036 •	3,000	2,953
Chase Mortgage Finance Trust 6.055% due 02/25/2037 ~	233	230
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 01/25/2036 •	20	20
4.023% due 10/25/2035 •	120	116
4.093% due 08/25/2035 •	12	12
Citigroup Mortgage Loan Trust, Inc.
4.512% due 05/25/2051 •	3,212	3,002
5.162% due 06/25/2055 •	545	549
Countrywide Alternative Loan Trust 4.073% due 06/25/2037 •	47	43
First Horizon Alternative Mortgage Securities Trust 5.421% due 02/25/2035 ~	125	121
GCAT Trust
2.650% due 10/25/2068 ~	163	159
2.885% due 12/27/2066 ~	1,366	1,265
Government National Mortgage Association REMICS
4.443% due 09/20/2075 •	844	852
4.453% due 10/20/2075 •	1,428	1,440
GS Mortgage-Backed Securities Trust
4.517% due 12/25/2051 •	2,159	2,019
4.517% due 02/25/2052 •	3,496	3,268
5.011% due 11/25/2054 •	1,163	1,166
GSR Mortgage Loan Trust
5.939% due 08/25/2033 •	6	6
Impac CMB Trust 4.433% due 03/25/2035 •	55	54

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 5.170% due 12/15/2031 •	551	550
JP Morgan Mortgage Trust 4.968% due 07/25/2035 ~	118	113
MASTR Adjustable Rate Mortgages Trust 6.236% due 04/21/2034 ~	9	9
Merrill Lynch Mortgage Investors Trust
4.253% due 04/25/2029 •	58	54
5.559% due 12/25/2035 ~	89	87
MFA Trust 6.105% due 12/25/2068 þ	562	566
Morgan Stanley Mortgage Loan Trust 4.873% due 11/25/2035 •	755	751
Morgan Stanley Residential Mortgage Loan Trust
4.517% due 09/25/2051 •	702	657
5.530% due 05/25/2070 ~	5,027	5,045
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	595	573
2.464% due 01/26/2060 ~	3,403	3,211
3.500% due 12/25/2057 ~	687	669
3.500% due 10/25/2059 ~	285	268
4.500% due 05/25/2058 ~	70	68
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •	6,000	5,991
OBX Trust
1.957% due 10/25/2061 ~	185	160
6.520% due 07/25/2063 þ	1,302	1,304
PRKCM Trust 6.333% due 03/25/2059 þ	179	181
PRPM Trust 6.221% due 11/25/2068 þ	408	411
Sequoia Mortgage Trust
4.190% due 07/20/2036 •	315	271
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	107	105
Structured Asset Mortgage Investments II Trust 4.371% due 07/19/2034 •	1	1
Structured Asset Mortgage Investments Trust 4.451% due 09/19/2032 •	1	1
Thornburg Mortgage Securities Trust 5.266% due 04/25/2045 ~	23	23
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	477	447
2.250% due 12/25/2061 ~	1,172	1,147
3.750% due 05/25/2058 ~	1,158	1,138
4.103% due 01/25/2066 ~	1,957	1,932
4.793% due 05/25/2058 •	390	397
4.793% due 10/25/2059 •	236	236
Verus Securitization Trust
5.402% due 05/25/2065 þ	2,205	2,213
5.712% due 01/25/2069 þ	924	927
6.259% due 12/25/2068 þ	2,271	2,283
6.476% due 06/25/2068 þ	1,216	1,216
WaMu Mortgage Pass-Through Certificates Trust
3.817% due 07/25/2037 ~	303	274
4.413% due 01/25/2045 •	4	4
4.593% due 06/25/2044 •	261	263
4.653% due 10/25/2045 •	41	40
4.839% due 06/25/2046 •	19	18
5.718% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $52,552)		51,465

ASSET-BACKED SECURITIES 21.8%
AUTOMOBILE ABS OTHER 0.2%
Ford Credit Auto Lease Trust 4.082% (SOFR30A + 0.410%) due 08/15/2027 ~	2,369	2,369

AUTOMOBILE SEQUENTIAL 5.2%
Ally Auto Receivables Trust 4.140% due 07/16/2029	3,242	3,244
ARI Fleet Lease Trust 4.590% due 03/15/2034	1,088	1,091
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,253
Bank of America Auto Trust 5.530% due 02/15/2028	1,210	1,216
BofA Auto Trust 5.350% due 11/15/2028	2,962	2,982
Carvana Auto Receivables Trust
4.100% due 06/11/2029	2,800	2,797
4.260% due 10/10/2029	4,338	4,339

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.550% due 05/10/2030	3,000	3,011
5.380% due 03/12/2029	2,500	2,528
5.820% due 08/10/2028	925	929
Chase Auto Owner Trust
4.180% due 08/27/2029	800	801
4.940% due 07/25/2029	7,503	7,551
Citizens Auto Receivables Trust
5.830% due 02/15/2028	1,786	1,795
5.840% due 01/18/2028	1,769	1,776
Enterprise Fleet Financing LLC
4.050% due 08/20/2028	4,800	4,796
4.820% due 02/20/2029	3,700	3,734
5.760% due 10/22/2029	176	176
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,167
GECU Auto Receivables Trust 5.630% due 08/15/2028	907	910
GM Financial Automobile Leasing Trust 5.090% due 03/22/2027	430	430
Harley-Davidson Motorcycle Trust 4.310% due 07/16/2029	4,002	4,010
Huntington Auto Trust 5.230% due 01/16/2029	2,140	2,155
LAD Auto Receivables Trust 5.610% due 08/15/2028	1,073	1,077
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030	3,000	3,024
SFS Auto Receivables Securitization Trust 3.910% due 08/20/2029	600	599
Toyota Auto Receivables Owner Trust 5.160% due 04/17/2028	1,424	1,431
Upgrade Auto Receivables Trust 4.540% due 05/15/2029	1,784	1,785

		72,607

CMBS OTHER 0.3%
AREIT Trust 5.920% due 06/17/2039 •	3,704	3,706

CREDIT CARD BULLET 0.9%
Evergreen Credit Card Trust 4.231% due 10/15/2029 •	7,400	7,425
Synchrony Card Issuance Trust 4.780% due 02/15/2031	5,900	5,962

		13,387

CREDIT CARD OTHER 0.3%
Trillium Credit Card Trust II 4.225% due 09/26/2030 •	4,300	4,319

HOME EQUITY OTHER 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.603% due 06/25/2034 •	54	56
Bear Stearns Asset-Backed Securities I Trust 4.693% due 08/25/2034 •	375	370
Chase Funding Trust 4.393% due 07/25/2033 •	120	121
Countrywide Asset-Backed Certificates Trust 3.370% due 03/25/2036 •	26	26
Finance America Mortgage Loan Trust 4.618% due 08/25/2034 •	91	88
GSAA Home Equity Trust 4.333% due 07/25/2037 •	25	25
GSAMP Trust 4.313% due 06/25/2036 •	344	338
New Century Home Equity Loan Trust 4.723% due 11/25/2034 •	271	272
RAAC Trust 4.343% due 01/25/2046 •	148	148
Renaissance Home Equity Loan Trust 3.723% due 08/25/2033 •	532	493
Residential Asset Securities Corporation Trust 4.888% due 03/25/2035 •	157	158
Saxon Asset Securities Trust 2.405% due 05/25/2035 •	77	75
Securitized Asset-Backed Receivables LLC Trust 4.468% due 01/25/2035 •	84	77
Structured Asset Investment Loan Trust
4.343% due 09/25/2034 •	1,341	1,287
4.498% due 03/25/2034 •	256	273

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.393% due 04/25/2034 •	650	642

		4,449

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust
4.113% due 04/25/2036 •	685	678
4.543% due 11/25/2034 •	41	41

		719

OTHER ABS 14.5%
37 Capital CLO 1 Ltd. 4.952% due 10/15/2034 •	3,400	3,405
AMMC CLO 27 Ltd. 4.748% due 01/20/2037 •	700	700
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040	400	397
Apidos CLO XXXV 4.979% due 04/20/2034 •	650	651
Ascent Education Funding Trust 6.140% due 10/25/2050	1,495	1,526
Atlas Senior Loan Fund XVII Ltd. 4.728% due 10/20/2034 •	1,000	1,000
Bain Capital Credit CLO Ltd.
4.728% due 07/24/2034 •	3,300	3,302
4.760% due 10/21/2034 •	3,300	3,302
BlueMountain CLO XXXII Ltd. 4.772% due 10/15/2034 •	4,900	4,902
Carlyle U.S. CLO Ltd. 4.778% due 10/20/2034 •	800	800
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •	300	300
Dryden 60 CLO Ltd. 4.984% due 07/15/2031 •	1,373	1,374
Dryden 86 CLO Ltd. 4.798% due 07/17/2034 •	800	801
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	3,017	2,731
Elmwood CLO 15 Ltd. 4.819% due 04/22/2035 •	4,500	4,501
Galaxy XXII CLO Ltd. 4.683% due 04/16/2034 •	4,300	4,298
Greywolf CLO IV Ltd. 4.908% due 04/17/2034 •	600	601
Guggenheim CLO Ltd. 4.822% due 01/15/2035 •	4,900	4,902
ICG U.S. CLO Ltd. 4.661% due 01/16/2033 •	1,110	1,111
Jamestown CLO XVI Ltd. 4.788% due 07/25/2034 •	500	500
KKR CLO 16 Ltd. 4.808% due 10/20/2034 •	5,000	5,005
KKR CLO 27 Ltd. 4.782% due 01/15/2035 •	500	500
KKR CLO 33 Ltd. 4.748% due 07/20/2034 •	4,900	4,905
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •	4,700	4,706
LCM 30 Ltd. 5.009% due 04/20/2031 •	239	239
LCM 36 Ltd. 4.742% due 01/15/2034 •	1,600	1,601
Marble Point CLO XXIV Ltd. 4.753% due 04/20/2035 •	6,200	6,202
Navesink CLO 2 Ltd. 4.862% due 01/15/2036 •	5,700	5,700
Navient Education Loan Trust 5.020% due 07/15/2055	1,164	1,167
Navient Private Education Loan Trust
2.460% due 11/15/2068	356	345
5.237% due 07/16/2040 •	580	581
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	639	585
1.170% due 09/16/2069	805	755
1.310% due 01/15/2069	280	266
4.787% due 04/15/2069 •	1,011	1,006
Navient Refinance Loan Trust 4.800% due 10/15/2055	1,952	1,944
Navient Student Loan Trust 6.480% due 03/15/2072	3,083	3,161
Nelnet Student Loan Trust
4.610% due 02/21/2061	2,877	2,842

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.670% due 06/22/2065	4,036	3,995
4.840% due 05/17/2055	3,894	3,880
4.973% due 02/21/2061 •	863	868
Northwoods Capital 25 Ltd. 4.788% due 07/20/2034 •	1,600	1,601
Octagon Investment Partners 40 Ltd. 4.708% due 01/20/2035 •	3,400	3,401
Palmer Square Loan Funding Ltd. 4.480% due 08/08/2032 •	5,500	5,499
PFS Financing Corp. 5.520% due 10/15/2028	5,000	5,037
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039	3,924	3,937
Post CLO Ltd. 4.762% due 04/20/2035 •	6,100	6,101
Post Road Equipment Finance LLC 4.900% due 05/15/2031	4,089	4,117
Romark CLO - IV Ltd. 4.790% due 07/10/2034 •	2,200	2,202
Romark CLO V Ltd. 4.862% due 01/15/2035 •	4,400	4,397
Shackleton CLO Ltd. 4.868% due 07/20/2034 •	4,300	4,306
SLM Student Loan Trust
4.899% due 04/25/2049 •	6	6
5.849% due 01/27/2027 •	42	42
SMB Private Education Loan Trust
0.000% due 12/15/2053 •	4,400	4,407
1.600% due 09/15/2054	486	460
2.230% due 09/15/2037	671	652
4.387% due 03/17/2053 •	219	217
4.480% due 05/16/2050	1,698	1,683
4.643% due 09/15/2054 •	1,932	1,927
5.022% due 10/16/2056 •	4,185	4,224
5.030% due 03/15/2056 (a)	9,700	9,712
5.060% due 03/16/2054	1,207	1,216
5.090% due 10/16/2056	930	938
5.122% due 03/15/2056 •	297	300
5.130% due 04/15/2054	2,674	2,695
5.240% due 03/15/2056	2,226	2,248
5.380% due 07/15/2053	1,956	1,986
5.670% due 11/15/2052	2,859	2,918
SoFi Professional Loan Program LLC 1.950% due 02/15/2046	319	300
Symphony CLO 52 Ltd. 4.815% due 01/20/2036 •	5,900	5,900
Thayer Park CLO Ltd. 4.668% due 04/20/2034 •	4,900	4,898
Towd Point Asset Trust 4.490% due 11/20/2061 •	361	361
Trimaran CAVU Ltd. 4.667% due 10/25/2034 •	4,200	4,199
Unity-Peace Park CLO Ltd. 4.723% due 04/20/2035 •	6,100	6,102
Venture 36 CLO Ltd. 5.059% due 04/20/2032 •	369	369
Verdelite Static CLO Ltd. 4.798% due 07/20/2032 •	2,405	2,408
Verizon Master Trust 4.170% due 08/20/2030	4,500	4,502
Voya CLO Ltd. 4.728% due 04/20/2034 •	3,300	3,302
Wellfleet CLO Ltd. 4.848% due 04/20/2034 •	4,500	4,505

		204,432

Total Asset-Backed Securities (Cost $305,589)		305,988

SOVEREIGN ISSUES 2.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	2,800	2,923
Eagle Funding Luxco SARL 5.500% due 08/17/2030	5,400	5,435
Korea National Oil Corp. 4.547% (SOFRRATE + 0.900%) due 09/30/2027 ~	2,015	2,026
Panama Government International Bonds
3.875% due 03/17/2028	900	886
8.875% due 09/30/2027	1,400	1,489
Republic of South Africa Government International Bonds 4.875% due 04/14/2026	4,400	4,403

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Saudi Government International Bonds 5.125% due 01/13/2028	11,500	11,625

Total Sovereign Issues (Cost $28,741)		28,787

SHORT-TERM INSTRUMENTS 5.8%
COMMERCIAL PAPER 5.1%
Boston Properties LP 4.200% due 04/27/2026	400	399
Constellation Energy Generation LLC
3.870% due 04/01/2026	900	900
3.870% due 04/02/2026	900	900
Crown Castle, Inc.
4.180% due 04/16/2026	2,700	2,695
4.200% due 04/14/2026	4,300	4,293
4.200% due 04/16/2026	2,500	2,495
4.300% due 04/21/2026	300	299
Eversource Energy 4.050% due 04/09/2026	12,900	12,888
Extra Space Storage LP 4.180% due 04/22/2026	5,200	5,187
HCA, Inc.
4.150% due 04/16/2026	400	399
4.150% due 04/17/2026	300	299
4.150% due 04/22/2026	300	299
4.200% due 05/18/2026	400	398
4.250% due 05/13/2026	4,200	4,178
4.350% due 04/23/2026	4,100	4,089
4.380% due 05/01/2026	11,200	11,158
Keurig Dr. Pepper, Inc. 4.300% due 05/01/2026	9,700	9,664
Phillips 66
4.350% due 05/01/2026	5,900	5,880
4.400% due 05/29/2026	5,900	5,861

		72,281

REPURCHASE AGREEMENTS (f) 0.3%		4,600

SHORT-TERM NOTES 0.2%
HPEFS Equipment Trust 4.153% due 10/20/2026	3,074	3,075

U.S. TREASURY BILLS 0.2%
3.684% due 06/30/2026 - 07/21/2026 (b)(c)	2,147	2,127

Total Short-Term Instruments (Cost $82,084)		82,083

Total Investments in Securities (Cost $1,565,617)		1,563,865

Total Investments 111.4% (Cost $1,565,617)		$1,563,865
Financial Derivative Instruments(g)(i)0.1%(Cost or Premiums, net $1,124)		1,689
Other Assets and Liabilities, net (11.5)%		(161,486)

Net Assets 100.0%		$1,404,068

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC	4.360%	06/08/2029	01/16/2026	$2,000	$1,990	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	3.660%	03/31/2026	04/01/2026	$4,600	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2056	$(4,692)	$4,600	$4,600

Total Repurchase Agreements	$(4,692)	$4,600	$4,600

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,071) at a weighted average interest rate of 3.839%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2028	1,398	$337,600	$(760)	$78	$0
U.S. Treasury 2-Year Note June Futures	06/2026	5,599	1,161,486	(1,629)	634	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,461	158,051	(2,236)	200	0

$(4,625)	$912	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2026	84	$(9,328)	$188	$0	$(15)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	884	(100,348)	1,545	0	(187)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	201	(23,429)	668	16	0

$2,401	$16	$(202)

Total Futures Contracts	$(2,224)	$928	$(202)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	3.650%	Annual	09/11/2027	$63,600	$103	$(97)	$6	$0	$(19)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	183,455	595	1,225	1,820	0	(182)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	2,900	0	27	27	0	(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	2,900	0	24	24	0	(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030	9,900	0	79	79	0	(10)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	1,100	0	8	8	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	1,600	0	10	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	5,100	(74)	48	(26)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	9,100	(206)	186	(20)	0	(11)

Total Swap Agreements	$418	$1,510	$1,928	$0	$(236)

(h)	Securities with an aggregate market value of $1,545 and cash of $13,257 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	6,978	$5,094	$78	$0
BOA	04/2026	BRL	5	1	0	0
04/2026	CNH	1,613	234	0	0
04/2026	EUR	5,305	6,179	47	0
04/2026	INR	49,801	530	4	0
04/2026	KRW	160,407	110	3	0
04/2026	PLN	1,274	344	1	0
04/2026	$1	BRL	5	0	0
04/2026	80	CNH	551	0	0
04/2026	530	INR	49,890	1	0
04/2026	71	MXN	1,302	2	0
06/2026	BRL	5	$1	0	0
06/2026	ILS	1,857	601	9	0
06/2026	MXN	8,236	459	3	0
06/2026	$30	ILS	94	0	0
BPS	04/2026	BRL	3,732	$715	0	(5)
04/2026	CNH	552	80	0	0
04/2026	ILS	1,839	596	11	0
04/2026	KRW	441,931	294	1	(1)
04/2026	PLN	472	127	0	0
04/2026	THB	56,411	1,745	33	(1)
04/2026	$1,150	AUD	1,651	0	(10)
04/2026	715	BRL	3,732	5	0
04/2026	2,834	IDR	47,961,547	0	(9)
04/2026	486	ILS	1,538	4	0
04/2026	330	KRW	492,723	1	(3)
04/2026	1,471	PLN	5,301	0	(43)
04/2026	1	THB	30	0	0
04/2026	1,563	TWD	49,970	0	(4)
04/2026	ZAR	7,440	$439	0	0
05/2026	ILS	1,536	486	0	(4)
05/2026	INR	125,681	1,328	0	(5)
05/2026	TWD	28,807	894	0	(4)
05/2026	$520	BRL	2,730	4	0
05/2026	665	IDR	11,328,048	2	0
05/2026	132	THB	4,333	0	0
06/2026	236	IDR	3,972,600	0	(2)
BRC	04/2026	842	PLN	3,030	0	(26)
04/2026	439	ZAR	7,182	0	(15)
BSH	04/2026	JPY	170,934	$1,071	0	(6)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	05/2026		$1,071	JPY	170,419	6	0
CBK	04/2026	CNH	551		$80	0	0
	04/2026	EUR	105		122	0	0
	04/2026	INR	380,085		4,067	53	0
	04/2026	NOK	1,235		127	0	(1)
	04/2026	THB	32		1	0	0
	04/2026	TWD	2,497		78	0	0
	04/2026		$6,646	AUD	9,458	0	(121)
	04/2026		247	CNH	1,701	0	0
	04/2026		9,880	INR	910,636	8	(241)
	05/2026		0	JPY	4	0	0
	06/2026	ILS	536		$174	3	0
	06/2026		$170	IDR	2,863,503	0	(2)
	06/2026		857	MXN	15,219	0	(13)
DUB	04/2026	CNH	211		$31	0	0
	04/2026	ILS	3,710		1,199	18	0
	04/2026	INR	152,247		1,616	11	(2)
	04/2026		$3,398	AUD	4,953	20	0
	04/2026		75	CNH	516	0	0
	04/2026		1,791	INR	168,757	12	(9)
	04/2026		7,200	SGD	9,198	0	(46)
	04/2026		573	THB	18,730	0	(5)
	05/2026	AUD	4,953		$3,396	0	(20)
	05/2026	SGD	9,177		7,200	46	0
	05/2026		$31	CNH	211	0	0
	06/2026	THB	18,692		$573	3	0
FAR	04/2026	AUD	6,148		4,357	115	0
	04/2026	CHF	1,336		1,732	60	0
	04/2026	GBP	2,176		2,915	35	0
	04/2026	ILS	395		128	2	0
	04/2026	JPY	212,828		1,334	0	(8)
	04/2026	NZD	2,150		1,256	21	0
	04/2026		$980	CHF	781	0	(3)
	04/2026		2,928	GBP	2,177	0	(47)
	04/2026		425	JPY	66,450	0	(7)
	04/2026		1,187	NZD	1,987	0	(46)
	04/2026		935	PLN	3,374	0	(26)
	04/2026		39	SGD	50	0	0
	05/2026	CHF	778		$980	3	0
	05/2026	ILS	2,555		807	0	(6)
	05/2026	SGD	50		39	0	0
	05/2026		$2,915	GBP	2,176	0	(35)
	05/2026		1,333	JPY	212,185	8	0
	05/2026		1,258	NZD	2,150	0	(21)
	06/2026	ILS	1,322		$429	8	0
	06/2026		$717	MXN	12,488	0	(24)
GLM	04/2026	BRL	41,152		$7,754	0	(191)
	04/2026	ILS	1,792		576	6	0
	04/2026	INR	5,443		60	2	0
	04/2026		$7,844	BRL	41,152	101	0
	04/2026		217	CNH	1,487	0	(1)
	04/2026		75	IDR	1,260,908	0	0
	04/2026		1,173	MXN	21,496	25	0
	04/2026		316	THB	10,363	0	(1)
	05/2026		3	GBP	2	0	0
	06/2026	BRL	16		$3	0	0
	06/2026	IDR	3,525,595		209	2	0
	06/2026	MXN	1,655		93	1	0
	06/2026	THB	10,344		316	0	0
	06/2026		$7,223	BRL	38,896	188	0
	06/2026		374	IDR	6,326,494	0	(2)
	06/2026		3,571	MXN	62,274	0	(118)
	07/2026	BRL	14		$3	0	0
IND	04/2026		$6,205	EUR	5,255	0	(131)
	04/2026		98	NZD	164	0	(4)
JPM	04/2026	CNH	1,327		$192	0	(1)
	04/2026	EUR	104		119	0	(1)
	04/2026	INR	78,802		838	6	0
	04/2026	PLN	2,646		720	9	(1)
	04/2026	SGD	9,247		7,338	145	0
	04/2026		$838	INR	78,937	2	0
	04/2026		223	MXN	4,109	6	0
	04/2026		125	PLN	441	0	(6)
	04/2026		1,014	ZAR	16,926	0	(15)
	04/2026	ZAR	15,329		$902	1	(3)
	05/2026		$32	CNH	222	0	0
	05/2026		12	JPY	1,875	0	0
	06/2026	ILS	1,268		$410	6	0
	06/2026	MXN	9,027		503	3	0
	06/2026		$106	ILS	328	0	(1)
MBC	04/2026	GBP	3		$4	0	0
	04/2026	JPY	94,848		593	0	(4)
	04/2026	KRW	1,031,399		705	19	0
	04/2026	THB	20,988		660	23	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

04/2026	$712	CHF	555	0	(18)
04/2026	471	JPY	73,206	0	(10)
04/2026	178	MXN	3,277	5	0
04/2026	126	NOK	1,234	1	0
05/2026	NOK	1,234	$126	0	(1)
05/2026	$20	GBP	15	0	0
05/2026	593	JPY	94,562	4	0
06/2026	MXN	1,100	$61	0	0
MYI	04/2026	PLN	248	70	3	0
SCX	04/2026	THB	1,572	49	2	0
04/2026	$5,046	CAD	6,986	0	(24)
04/2026	23	GBP	17	0	0
04/2026	1,010	INR	92,004	0	(39)
04/2026	335	JPY	52,260	0	(6)
04/2026	259	PLN	938	0	(7)
04/2026	188	TWD	5,998	0	(1)
05/2026	CAD	6,977	$5,046	24	0
06/2026	$618	IDR	10,413,877	0	(5)
SOG	04/2026	299	EUR	259	1	0
04/2026	1,852	JPY	288,245	0	(36)
05/2026	EUR	259	$299	0	0
06/2026	ILS	917	297	5	0
SSB	04/2026	AUD	9,914	7,055	215	0
04/2026	$187	INR	17,031	0	(7)
04/2026	2	JPY	338	0	0
UAG	04/2026	PLN	1,285	$349	3	0
04/2026	$1,147	PLN	4,156	0	(28)
06/2026	ILS	1,500	$485	7	0
06/2026	MXN	1,402	78	0	0
06/2026	$765	MXN	13,352	0	(25)

Total Forward Foreign Currency Contracts	$1,456	$(1,508)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,000	$1	$2
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	95,000	98	258
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	82,300	74	56
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	256,000	117	271
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	54,200	41	34
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	95,100	106	70
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	97,800	88	66
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	104,300	117	76
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	15,900	16	43
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	201,500	141	128
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	11,700	10	8
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	165,900	176	450

Total Purchased Options	$985	$1,462

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.324%	$7,100	$(279)	$68	$0	$(211)

Total Swap Agreements	$(279)	$68	$0	$(211)

(j)

Securities with an aggregate market value of $557 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$359,063	$1,990	$361,053
Industrials	0	236,931	0	236,931
Utilities	0	63,500	0	63,500
U.S. Government Agencies	0	431,153	0	431,153
U.S. Treasury Obligations	0	2,905	0	2,905
Non-Agency Mortgage-Backed Securities	0	51,465	0	51,465
Asset-Backed Securities
Automobile ABS Other	0	2,369	0	2,369
Automobile Sequential	0	72,607	0	72,607
CMBS Other	0	3,706	0	3,706
Credit Card Bullet	0	13,387	0	13,387
Credit Card Other	0	4,319	0	4,319
Home Equity Other	0	4,449	0	4,449
Whole Loan Collateral	0	719	0	719
Other ABS	0	204,432	0	204,432
Sovereign Issues	0	28,787	0	28,787
Short-Term Instruments
Commercial Paper	12,888	59,393	0	72,281
Repurchase Agreements	0	4,600	0	4,600
Short-Term Notes	0	3,075	0	3,075
U.S. Treasury Bills	0	2,127	0	2,127

Total Investments	$12,888	$1,548,987	$1,990	$1,563,865

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	928	0	928
Over the counter	0	2,918	0	2,918

	$0	$3,846	$0	$3,846
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(438)	0	(438)
Over the counter	0	(1,719)	0	(1,719)

	$0	$(2,157)	$0	$(2,157)

Total Financial Derivative Instruments	$0	$1,689	$0	$1,689

Totals	$12,888	$1,550,676	$1,990	$1,565,554

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CORPORATE BONDS & NOTES 40.0%
BANKING & FINANCE 27.5%
ABN AMRO Bank NV 4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~	$400	$402
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026	1,000	989
Aircastle Ltd. 4.250% due 06/15/2026	793	792
Alexandria Real Estate Equities, Inc. 3.800% due 04/15/2026	3,080	3,079
Allstate Corp. 3.280% due 12/15/2026	180	179
American Honda Finance Corp.
4.390% due 08/13/2027 •	900	899
4.900% due 03/12/2027	1,709	1,715
5.250% due 07/07/2026	200	200
American Tower Corp.
1.600% due 04/15/2026	187	187
3.375% due 10/15/2026	142	141
3.650% due 03/15/2027	1,682	1,670
Aon North America, Inc. 5.125% due 03/01/2027	2,375	2,388
Athene Global Funding 4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	1,200	1,200
Bank of America NA 4.680% (SOFRRATE + 1.020%) due 08/18/2026 ~	1,400	1,403
Bank of New York Mellon 4.587% due 04/20/2027 •	500	500
Bank of Nova Scotia 4.299% due 03/20/2028	1,000	1,006
Barclays PLC
2.279% due 11/24/2027 •	1,000	985
5.674% due 03/12/2028 •	1,000	1,010
BNP Paribas SA 2.591% due 01/20/2028 •	300	295
BPCE SA
2.045% due 10/19/2027 •	2,000	1,972
3.500% due 10/23/2027	1,000	985
Crown Castle, Inc. 3.700% due 06/15/2026	2,092	2,089
Deutsche Bank AG 7.146% due 07/13/2027 •	1,000	1,007
Equitable Financial Life Global Funding 1.300% due 07/12/2026	2,142	2,125
Ford Motor Credit Co. LLC
4.271% due 01/09/2027	400	398
4.542% due 08/01/2026	100	100
5.800% due 03/05/2027	500	503
5.850% due 05/17/2027	1,538	1,550
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	1,200	1,184
2.640% due 02/24/2028 •	1,000	984
Guardian Life Global Funding 1.250% due 05/13/2026	1,000	997
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026	2,330	2,322
HSBC Holdings PLC 4.041% due 03/13/2028 •	700	697
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	2,100	2,097
2.947% due 02/24/2028 •	500	494
Mizuho Financial Group, Inc. 1.234% due 05/22/2027 •	500	498
NatWest Markets PLC 4.560% (SOFRRATE + 0.900%) due 05/17/2027 ~	500	502
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% due 03/15/2027	1,750	1,745
New York Life Global Funding 4.234% (SOFRRATE + 0.580%) due 08/28/2026 ~	150	150
Norinchukin Bank
1.284% due 09/22/2026	2,100	2,069
4.867% due 09/14/2027	1,000	1,005

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~		400	400
4.368% due 04/10/2026 •		400	400
Reliance Standard Life Global Funding II 1.512% due 09/28/2026		948	934
Royal Bank of Canada 5.069% due 07/23/2027 •		500	501
Santander U.K. Group Holdings PLC 2.469% due 01/11/2028 •		1,000	984
Societe Generale SA 5.250% due 02/19/2027		600	604
Standard Chartered PLC 6.187% due 07/06/2027 •		500	502
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,000	975
Toronto-Dominion Bank 4.248% (SOFRRATE + 0.580%) due 01/13/2028 ~		1,000	1,002
U.S. Bank NA 4.507% due 10/22/2027 •		1,000	1,001
UBS Group AG 1.494% due 08/10/2027 •		1,000	989
UniCredit SpA 1.982% due 06/03/2027 •		1,000	995
WEA Finance LLC 2.875% due 01/15/2027		1,000	988
Wells Fargo & Co. 3.526% due 03/24/2028 •		500	496
Weyerhaeuser Co.
4.750% due 05/15/2026		1,912	1,913
7.350% due 07/01/2026		1,000	1,006

			58,203

INDUSTRIALS 11.0%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		635	636
Amazon.com, Inc. 4.088% (SOFRRATE + 0.440%) due 03/13/2028 ~		1,000	1,000
Berry Global, Inc.
1.650% due 01/15/2027		215	211
4.875% due 07/15/2026		893	893
BMW U.S. Capital LLC 5.050% due 04/02/2026		200	200
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,500	1,720
Conagra Brands, Inc. 5.300% due 10/01/2026		$2,000	2,009
Denso Corp. 1.239% due 09/16/2026		222	219
Element Fleet Management Corp. 5.643% due 03/13/2027		1,200	1,210
Fidelity National Information Services, Inc. 4.450% due 03/10/2028		500	499
Fiserv, Inc. 3.200% due 07/01/2026		104	104
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026		1,500	1,471
Global Payments, Inc. 4.800% due 04/01/2026		612	612
HCA, Inc. 4.500% due 02/15/2027		500	500
Hyundai Capital America 4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~		1,000	995
Illumina, Inc. 4.650% due 09/09/2026		1,000	1,000
JDE Peet's NV 1.375% due 01/15/2027		2,404	2,345
Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,823	1,819
3.875% due 05/15/2027		100	99
NTT Finance Corp. 4.567% due 07/16/2027		500	501
Pennsylvania-American Water Co. 7.800% due 09/01/2026		1,000	1,013
Renesas Electronics Corp. 2.170% due 11/25/2026		814	802
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		200	200
Synopsys, Inc. 4.550% due 04/01/2027		500	500
TD SYNNEX Corp. 1.750% due 08/09/2026		178	176
Telefonica Emisiones SA 4.103% due 03/08/2027		2,000	1,992

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Thomson Reuters Corp. 3.350% due 05/15/2026	500	499

		23,225

UTILITIES 1.5%
Eversource Energy
2.900% due 03/01/2027	1,000	987
5.000% due 01/01/2027	1,200	1,204
KeySpan Gas East Corp. 2.742% due 08/15/2026	940	934

		3,125

Total Corporate Bonds & Notes (Cost $84,405)		84,553

U.S. GOVERNMENT AGENCIES 15.3%
Federal Home Loan Mortgage Corp. 2.500% due 10/01/2029	2,354	2,323
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 4.219% due 08/25/2027 •	143	143
Federal Home Loan Mortgage Corp. REMICS
4.387% due 01/15/2054 •	378	376
4.562% due 09/25/2054 - 03/25/2055 •	1,310	1,317
4.602% due 11/25/2054 •	2,239	2,253
4.612% due 03/25/2055 - 04/25/2055 •	1,533	1,546
4.662% due 02/25/2055 - 08/25/2055 •	2,171	2,190
4.812% due 11/25/2054 - 01/25/2055 •	1,339	1,348
4.862% due 01/25/2055 - 02/25/2055 •	325	328
4.912% due 05/25/2054 •	434	439
4.962% due 03/25/2055 •	429	432
Federal National Mortgage Association
2.500% due 06/01/2029	2,921	2,882
3.500% due 01/01/2028	431	428
4.960% due 07/01/2028	1,489	1,514
Federal National Mortgage Association REMICS
4.146% due 08/25/2044 •	498	493
4.276% due 05/25/2046 •	173	171
4.562% due 09/25/2054 •	2,141	2,149
4.612% due 11/25/2053 - 03/25/2055 •	655	660
4.662% due 05/25/2055 •	222	224
4.712% due 05/25/2055 •	182	184
4.762% due 06/25/2054 - 01/25/2055 •	1,015	1,021
4.862% due 12/25/2053 - 02/25/2055 •	574	579
4.912% due 02/25/2055 •	126	127
Federal National Mortgage Association-ACES
2.560% due 12/25/2026 ~	1,930	1,909
2.961% due 02/25/2027 ~	730	723
Government National Mortgage Association REMICS
3.000% due 06/20/2051 •	926	812
4.298% due 10/20/2062 •	182	182
4.373% due 08/20/2075 •	1,468	1,468
4.403% due 02/20/2073 •	695	696
4.433% due 02/20/2064 •	590	591
4.506% due 03/20/2067 •	539	543
4.523% due 04/20/2054 •	867	868
4.594% due 11/20/2066 •	227	229
4.623% due 12/20/2055 •	987	990
4.773% due 05/20/2073 •	229	232

Total U.S. Government Agencies (Cost $32,402)		32,370

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
3.375% due 02/29/2028	5,600	5,556
3.500% due 09/30/2027	2,300	2,289
3.500% due 10/15/2028	1,500	1,489

Total U.S. Treasury Obligations (Cost $9,344)		9,334

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Government National Mortgage Association REMICS
4.443% due 09/20/2075 •	993	1,002
4.453% due 10/20/2075 •	991	1,000
OBX Trust
2.305% due 11/25/2061 ~	484	439
3.783% due 01/25/2062 þ	360	349
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	55	53

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		165	163

Total Non-Agency Mortgage-Backed Securities (Cost $3,061)			3,006

ASSET-BACKED SECURITIES 9.3%
AUTOMOBILE ABS OTHER 0.7%
Nissan Auto Lease Trust 4.122% due 05/15/2028 •		1,000	1,000
Toyota Lease Owner Trust 4.083% due 07/20/2027 •		492	492

			1,492

AUTOMOBILE SEQUENTIAL 2.7%
ARI Fleet Lease Trust 5.540% due 04/15/2033		371	374
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	106	76
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$289	291
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028		110	111
Carvana Auto Receivables Trust 5.620% due 01/10/2029		414	416
Chase Auto Owner Trust 5.680% due 01/25/2029		809	816
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		102	102
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	238	173
LAD Auto Receivables Trust 5.610% due 08/15/2028		$209	210
Mercedes-Benz Auto Receivables Trust 4.800% due 04/16/2029		1,011	1,016
Tesla Lease Electric Vehicle Securitization LLC 4.140% due 06/20/2028		1,282	1,282
Toyota Auto Receivables Owner Trust 5.330% due 01/16/2029		827	835

			5,702

CREDIT CARD OTHER 0.8%
Golden Credit Card Trust 1.140% due 08/15/2028		800	791
Trillium Credit Card Trust II 4.225% due 09/26/2030 •		1,000	1,005

			1,796

OTHER ABS 5.1%
Apidos CLO XI 4.908% due 04/17/2034 •		600	601
College Avenue Student Loans LLC 4.993% due 12/26/2047 •		328	329
Commonbond Student Loan Trust
1.980% due 08/25/2050		799	718
3.560% due 09/25/2045		340	327
Crown Point CLO 7 Ltd. 4.898% due 10/20/2031 •		23	23
DLLAA LLC 4.700% due 10/20/2027		441	442
Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •		711	712
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		261	262
HPEFS Equipment Trust 4.070% due 11/22/2032		1,200	1,200
Kubota Credit Owner Trust 5.450% due 04/15/2027		90	90
Mountain View CLO LLC 4.547% due 04/14/2033 •		1,000	999
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		596	542
1.310% due 01/15/2069		65	62
2.400% due 10/15/2068		57	56
2.600% due 08/15/2068		408	395
2.640% due 05/15/2068		76	75
3.130% due 02/15/2068		229	226
4.787% due 04/15/2069 •		144	144
Navient Refinance Loan Trust 4.800% due 10/15/2055		444	442

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Nelnet Student Loan Trust 4.973% due 02/21/2061 •		959	964
Northwoods Capital XIV-B Ltd. 4.883% due 11/13/2031 •		434	434
SMB Private Education Loan Trust
1.600% due 09/15/2054		357	339
4.587% due 01/15/2053 •		485	482
5.380% due 01/15/2053		443	447
Voya CLO Ltd. 4.868% due 07/20/2032 •		462	461

			10,772

Total Asset-Backed Securities (Cost $19,894)			19,762

SHORT-TERM INSTRUMENTS 29.3%
CERTIFICATES OF DEPOSIT 0.7%
Banco Itau Chile 4.150% due 08/12/2026		1,500	1,499

COMMERCIAL PAPER 16.9%
Air Lease Corp.
4.320% due 04/02/2026		500	500
4.350% due 04/14/2026		600	599
4.400% due 04/14/2026		900	899
4.400% due 04/16/2026		800	799
CBRE Services, Inc. 4.100% due 04/08/2026		3,000	2,997
Constellation Energy Generation LLC
3.870% due 04/01/2026		1,000	1,000
3.870% due 04/02/2026		1,000	1,000
Crown Castle, Inc. 4.200% due 04/16/2026		400	399
Elevance Health, Inc.
4.050% due 04/01/2026		800	800
4.050% due 04/13/2026		1,200	1,198
ERAC USA Finance LLC
4.130% due 04/13/2026		300	300
4.150% due 04/09/2026		300	300
4.150% due 04/10/2026		300	300
4.170% due 04/20/2026		2,200	2,195
Fidelity National Information Services, Inc.
4.150% due 04/17/2026		300	299
4.150% due 04/20/2026		2,000	1,996
Global Payments, Inc.
4.200% due 04/06/2026		1,000	999
4.220% due 04/06/2026		1,400	1,399
4.220% due 04/07/2026		700	699
Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026		800	799
4.170% due 04/08/2026		600	599
4.170% due 04/16/2026		300	299
4.180% due 04/16/2026		400	399
HCA, Inc.
4.200% due 05/11/2026		800	796
4.250% due 05/13/2026		1,000	995
4.350% due 04/23/2026		800	798
4.350% due 05/01/2026		300	299
Jabil, Inc.
4.050% due 04/08/2026		700	699
4.050% due 04/16/2026		500	499
4.150% due 05/13/2026		1,800	1,790
Keurig Dr. Pepper, Inc.
4.350% due 05/08/2026		2,000	1,991
4.380% due 05/07/2026		1,200	1,195
NextEra Energy Capital Holdings, Inc. 4.020% due 04/20/2026		1,300	1,297
ONEOK, Inc. 4.150% due 04/10/2026		900	899
S&P Global, Inc. 4.100% due 04/01/2026		3,000	3,000
TELUS Corp. 4.050% due 05/20/2026		800	795

			35,827

REPURCHASE AGREEMENTS (c) 8.8%			18,600

JAPAN TREASURY BILLS 2.9%
0.740% due 05/07/2026 (a)(b)	JPY	971,800	6,119

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $62,175)	62,045

Total Investments in Securities (Cost $211,281)	211,070

Total Investments 99.7% (Cost $211,281)	$211,070
Financial Derivative Instruments(d)0.1%(Cost or Premiums, net $0)	249
Other Assets and Liabilities, net 0.2%	305

Net Assets 100.0%	$211,624

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	3.700%	03/31/2026	04/01/2026	$18,600		U.S. Treasury Notes 4.000% due 02/28/2030	$(19,022)	$18,600	$18,602

Total Repurchase Agreements							$(19,022)	$18,600	$18,602

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability

BOA		04/2026	CAD	536		$392	$7		$0
BRC		04/2026	GBP	1,995		2,698	58		0
CBK		04/2026		$2,761	GBP	2,059	0		(36)
SCX		04/2026	GBP	59		$78	0		0
		04/2026		$388	CAD	537	0		(2)
		05/2026	CAD	536		$388	2		0
SOG		04/2026	EUR	1,452		1,719	40		0
		04/2026		$1,676	EUR	1,452	3		0
		05/2026	EUR	1,452		$1,678	0		(3)
		05/2026	JPY	971,800		6,322	180		0

Total Forward Foreign Currency Contracts							$290		$(41)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$58,203	$0		$58,203
Industrials				0		23,225	0		23,225
Utilities				0		3,125	0		3,125
U.S. Government Agencies				0		32,370	0		32,370
U.S. Treasury Obligations				0		9,334	0		9,334
Non-Agency Mortgage-Backed Securities				0		3,006	0		3,006
Asset-Backed Securities
Automobile ABS Other				0		1,492	0		1,492
Automobile Sequential				0		5,702	0		5,702
Credit Card Other				0		1,796	0		1,796
Other ABS				0		10,772	0		10,772
Short-Term Instruments
Certificates of Deposit				0		1,499	0		1,499
Commercial Paper				0		35,827	0		35,827
Repurchase Agreements				0		18,600	0		18,600
Japan Treasury Bills				0		6,119	0		6,119

Total Investments				$0		$211,070	$0		$211,070

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Over the counter	$0	$290	$0	$290

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(41)	$0	$(41)

Total Financial Derivative Instruments	$0	$249	$0	$249

Totals	$0	$211,319	$0	$211,319

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
CORPORATE BONDS & NOTES 56.0%
BANKING & FINANCE 37.6%
ABN AMRO Bank NV
4.429% (SOFRINDX + 0.750%) due 07/07/2028 ~	$2,000	$1,998
4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~	34,300	34,442
5.427% due 09/18/2027 •	95,095	95,604
6.339% due 09/18/2027 •	17,700	17,852
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	126,388	125,016
3.875% due 01/23/2028	510	505
6.100% due 01/15/2027	5,166	5,223
6.450% due 04/15/2027	5,691	5,799
Air Lease Corp.
1.875% due 08/15/2026	141,369	139,945
3.625% due 04/01/2027	1,270	1,252
3.750% due 06/01/2026	1,230	1,228
5.300% due 06/25/2026	15,387	15,415
Aircastle Ltd. 4.250% due 06/15/2026	15,857	15,838
American Express Co.
4.312% (SOFRINDX + 0.650%) due 11/04/2026 ~	20,038	20,074
4.416% (SOFRRATE + 0.750%) due 04/23/2027 ~	21,990	21,996
4.596% (SOFRRATE + 0.930%) due 07/26/2028 ~	2,171	2,175
4.635% (SOFRINDX + 0.970%) due 07/28/2027 ~	7,092	7,101
4.660% (SOFRINDX + 1.000%) due 02/16/2028 ~	1,181	1,185
American Honda Finance Corp.
4.210% due 05/11/2026 •	1,907	1,907
4.269% due 12/11/2026 •	512	511
4.273% due 10/06/2026 •	13,800	13,801
4.379% due 03/08/2027 •	53,800	53,814
4.390% due 08/13/2027 •	83,700	83,638
4.398% (SOFRINDX + 0.720%) due 10/05/2026 ~	2,380	2,382
4.418% (SOFRRATE + 0.770%) due 03/12/2027 ~	2,506	2,505
4.538% (SOFRRATE + 0.870%) due 07/09/2027 ~	18,500	18,515
4.900% due 03/12/2027	9,094	9,128
5.250% due 07/07/2026	2,658	2,663
American Tower Corp.
1.450% due 09/15/2026	41,551	41,015
1.600% due 04/15/2026	27,751	27,722
2.750% due 01/15/2027	7,296	7,205
3.125% due 01/15/2027	15,044	14,885
3.375% due 10/15/2026	25,002	24,860
3.650% due 03/15/2027	19,632	19,496
Aozora Bank Ltd. 5.900% due 09/08/2026	2,165	2,179
Athene Global Funding
1.608% due 06/29/2026	3,408	3,383
4.341% due 08/10/2026 •	17,500	17,508
4.417% due 07/16/2026 •	30,250	30,269
4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	28,032	28,031
4.511% (SOFRINDX + 0.850%) due 05/08/2026 ~	49,733	49,757
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	37,904	37,973
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,002
4.860% due 08/27/2026	4,418	4,425
4.950% due 01/07/2027	25,924	26,002
Aviation Capital Group LLC
1.950% due 09/20/2026	28,619	28,283
4.750% due 04/14/2027	2,229	2,232
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027	134	133
4.250% due 04/15/2026	3,200	3,200
4.375% due 05/01/2026	3,445	3,445
Banco Santander SA
1.722% due 09/14/2027 •	15,653	15,455
4.250% due 04/11/2027	4,000	3,996
4.788% (SOFRRATE + 1.120%) due 07/15/2028 ~	4,700	4,720
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~	3,997	4,022
5.552% due 03/14/2028 •	13,300	13,415
Bank of America Corp.
1.734% due 07/22/2027 •	73,431	72,821
3.559% due 04/23/2027 •	20,710	20,699
4.636% (SOFRRATE + 0.970%) due 07/22/2027 ~	5,787	5,794
4.712% (SOFRRATE + 1.050%) due 02/04/2028 ~	14,451	14,502

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.997% (SOFRRATE + 1.350%) due 09/15/2027 ~	7,817	7,847
Bank of America NA 4.680% (SOFRRATE + 1.020%) due 08/18/2026 ~	135	135
Bank of Montreal
4.268% (SOFRINDX + 0.620%) due 09/15/2026 ~	9,570	9,580
4.412% (SOFRINDX + 0.760%) due 06/04/2027 ~	906	907
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~	59,925	59,978
4.567% due 09/10/2027 •	10,000	10,011
4.809% (SOFRINDX + 1.160%) due 12/11/2026 ~	9,970	10,012
4.981% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,000	5,010
Bank of New York Mellon 4.587% due 04/20/2027 •	20,450	20,452
Bank of Nova Scotia
4.258% (SOFRRATE + 0.610%) due 09/15/2026 ~	2,355	2,358
4.432% (SOFRINDX + 0.780%) due 06/04/2027 ~	171	172
Banque Federative du Credit Mutuel SA
4.730% (SOFRINDX + 1.070%) due 02/16/2028 ~	1,500	1,505
4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~	21,366	21,468
5.068% (SOFRINDX + 1.400%) due 07/13/2026 ~	20,881	20,944
5.896% due 07/13/2026	800	804
Barclays Bank PLC 4.531% due 11/26/2027 •	10,000	10,021
Barclays PLC
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~	21,816	21,970
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~	29,775	29,894
5.674% due 03/12/2028 •	10,646	10,748
5.829% due 05/09/2027 •	58,721	58,786
6.496% due 09/13/2027 •	24,900	25,103
BNP Paribas SA
1.675% due 06/30/2027 •	33,813	33,563
2.591% due 01/20/2028 •	11,602	11,426
3.500% due 11/16/2027	3,870	3,811
BPCE SA
2.045% due 10/19/2027 •	19,020	18,757
3.500% due 10/23/2027	34,550	34,045
5.125% due 01/18/2028 (b)	1,300	1,316
6.612% due 10/19/2027 •	2,800	2,831
Brighthouse Financial Global Funding 1.550% due 05/24/2026	5,326	5,303
Brixmor Operating Partnership LP 4.125% due 06/15/2026	6,736	6,732
Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~	25,377	25,391
4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~	48,216	48,233
4.579% (SOFRINDX + 0.930%) due 09/11/2027 ~	51,778	51,824
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~	26,991	27,136
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~	26,795	26,880
Chiba Bank Ltd. 1.350% due 09/08/2026	650	642
Citibank NA 4.368% (SOFRRATE + 0.708%) due 08/06/2026 ~	3,262	3,266
Citigroup, Inc.
1.462% due 06/09/2027 •	53,266	52,961
3.070% due 02/24/2028 •	9,774	9,657
3.887% due 01/10/2028 •	2,039	2,029
4.420% (SOFRRATE + 0.770%) due 06/09/2027 ~	7,136	7,141
4.936% (SOFRRATE + 1.280%) due 02/24/2028 ~	180	181
CNH Industrial Capital LLC 1.450% due 07/15/2026	3,222	3,193
CNO Global Funding 1.750% due 10/07/2026	315	311
Cooperatieve Rabobank UA
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~	27,300	27,329
4.361% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,310
4.578% (SOFRINDX + 0.900%) due 10/05/2026 ~	950	952
Corebridge Financial, Inc. 3.650% due 04/05/2027	12,100	11,993
Corebridge Global Funding 4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~	46,400	46,330
Credit Agricole SA
4.125% due 01/10/2027	2,866	2,863
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~	46,565	46,681
4.968% (SOFRRATE + 1.290%) due 07/05/2026 ~	9,360	9,382
Crown Castle, Inc.
1.050% due 07/15/2026	3,218	3,187
2.900% due 03/15/2027	23,277	22,935
3.700% due 06/15/2026	11,664	11,646
CubeSmart LP 3.125% due 09/01/2026	800	796
Danske Bank AS 1.549% due 09/10/2027 •	42,670	42,138
DBS Group Holdings Ltd. 4.246% (SOFRRATE + 0.600%) due 03/21/2028 ~	44,000	44,074

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Deutsche Bank AG
2.311% due 11/16/2027 •	40,869	40,316
2.552% due 01/07/2028 •	38,037	37,450
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~	50	50
5.706% due 02/08/2028 •	25,600	25,818
7.146% due 07/13/2027 •	88,575	89,178
DNB Bank ASA 1.535% due 05/25/2027 •	25,218	25,103
Equinix, Inc.
1.450% due 05/15/2026	5,000	4,985
2.900% due 11/18/2026	2,563	2,540
Equitable America Global Funding
3.950% due 09/15/2027	9,900	9,823
4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~	21,850	21,892
Essex Portfolio LP 3.375% due 04/15/2026	2,777	2,776
F&G Global Funding
1.750% due 06/30/2026	51,121	50,752
2.300% due 04/11/2027	6,000	5,853
Federation des Caisses Desjardins du Quebec 4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~	55,350	55,416
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	25,170	24,987
4.125% due 08/17/2027	6,000	5,924
4.271% due 01/09/2027	34,456	34,306
4.542% due 08/01/2026	33,119	33,076
4.950% due 05/28/2027	10,057	10,057
5.112% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,400	1,402
5.125% due 11/05/2026	13,965	13,996
5.800% due 03/05/2027	31,616	31,798
5.850% due 05/17/2027	2,890	2,912
6.950% due 06/10/2026	27,866	27,933
GA Global Funding Trust
2.250% due 01/06/2027	20,270	19,936
4.400% due 09/23/2027	50,000	49,699
GATX Corp. 3.250% due 09/15/2026	11,385	11,322
General Motors Financial Co., Inc.
1.500% due 06/10/2026	2,234	2,221
2.350% due 02/26/2027	6,668	6,542
4.000% due 10/06/2026	33,714	33,639
4.350% due 01/17/2027	44,370	44,316
5.000% due 04/09/2027	13,582	13,645
5.000% due 07/15/2027	10,077	10,132
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~	9,150	9,205
5.400% due 04/06/2026	37,002	37,006
5.400% due 05/08/2027	20,296	20,480
Goldman Sachs Bank USA 4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~	38,509	38,518
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	19,822	19,567
1.948% due 10/21/2027 •	37,760	37,248
2.640% due 02/24/2028 •	49,625	48,832
3.615% due 03/15/2028 •	1,425	1,414
4.387% due 06/15/2027 •	2,578	2,578
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~	27,022	27,033
4.587% (SOFRRATE + 0.920%) due 10/21/2027 ~	16,300	16,337
4.776% (SOFRRATE + 1.120%) due 02/24/2028 ~	7,043	7,074
4.956% (SOFRRATE + 1.290%) due 04/23/2028 ~	1,317	1,325
5.683% (US0003M + 1.750%) due 10/28/2027 ~	7,226	7,280
HSBC Holdings PLC
4.041% due 03/13/2028 •	30,928	30,790
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~	21,447	21,509
5.597% due 05/17/2028 •	2,200	2,225
5.887% due 08/14/2027 •	39,893	40,090
HSBC USA, Inc. 4.612% (SOFRRATE + 0.960%) due 03/04/2027 ~	17,550	17,619
ING Groep NV
1.726% due 04/01/2027 •	62,788	62,788
4.017% due 03/28/2028 •	2,000	1,991
4.696% due 04/01/2027 •	53,702	53,702
5.209% (SOFRINDX + 1.560%) due 09/11/2027 ~	14,090	14,154
International Bank for Reconstruction & Development 3.957% (SOFRINDX + 0.310%) due 09/23/2026 ~	115,000	115,077
Jackson National Life Global Funding
3.050% due 04/29/2026	300	300
4.539% due 06/09/2027 •	34,942	35,008
4.900% due 01/13/2027	23,100	23,188
5.600% due 04/10/2026	47,699	47,710
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	40,396	40,331
3.782% due 02/01/2028 •	7,515	7,479
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~	20,725	20,737
4.551% (SOFRRATE + 0.885%) due 04/22/2027 ~	19,045	19,054

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~	15,120	15,170
4.596% (SOFRRATE + 0.930%) due 07/22/2028 ~	6,402	6,416
4.836% (SOFRRATE + 1.180%) due 02/24/2028 ~	25,122	25,263
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~	19,360	19,442
5.040% due 01/23/2028 •	28,852	29,002
Lloyds Banking Group PLC
1.627% due 05/11/2027 •	19,106	19,039
5.222% (SOFRINDX + 1.560%) due 08/07/2027 ~	28,757	28,849
5.265% (SOFRINDX + 1.580%) due 01/05/2028 ~	8,313	8,379
5.462% due 01/05/2028 •	21,266	21,425
5.985% due 08/07/2027 •	60,869	61,163
LSEG Finance PLC 1.375% due 04/06/2026	3,012	3,011
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	1,950	1,959
Marsh & McLennan Cos., Inc. 4.361% (SOFRINDX + 0.700%) due 11/08/2027 ~	2,005	2,010
MassMutual Global Funding II 4.326% (SOFRRATE + 0.660%) due 01/22/2029 ~	13,100	13,095
Mitsubishi UFJ Financial Group, Inc. 1.538% due 07/20/2027 •	23,550	23,338
Mizuho Financial Group, Inc. 1.234% due 05/22/2027 •	63,763	63,465
Morgan Stanley
1.512% due 07/20/2027 •	32,565	32,269
1.593% due 05/04/2027 •	43,884	43,763
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	4,850	4,868
Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~	44,884	44,851
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~	2,450	2,461
Morgan Stanley Private Bank NA 4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~	68,288	68,203
National Bank of Canada
4.166% due 01/20/2029 •	19,800	19,701
4.437% due 01/20/2029 •	2,000	2,003
4.709% (SOFRINDX + 1.030%) due 07/02/2027 ~	9,865	9,879
5.600% due 07/02/2027 •	19,212	19,270
Nationwide Building Society
2.972% due 02/16/2028 •	27,890	27,506
4.950% (SOFRRATE + 1.290%) due 02/16/2028 ~	12,156	12,204
6.557% due 10/18/2027 •	26,211	26,510
NatWest Group PLC 1.642% due 06/14/2027 •	6,500	6,461
NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~	10,880	10,896
4.560% (SOFRRATE + 0.900%) due 05/17/2027 ~	25,964	26,053
4.596% (SOFRRATE + 0.950%) due 03/21/2028 ~	220	221
New York Life Global Funding
4.072% (SOFRRATE + 0.410%) due 02/05/2027 ~	74,700	74,685
4.199% (SOFRRATE + 0.550%) due 06/11/2027 ~	100	100
Nomura Holdings, Inc.
1.653% due 07/14/2026	62,704	62,252
2.329% due 01/22/2027	9,517	9,360
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~	7,417	7,463
Nordea Bank Abp 4.386% (SOFRRATE + 0.740%) due 03/19/2027 ~	9,500	9,524
Old Republic International Corp. 3.875% due 08/26/2026	3,810	3,806
ORIX Corp. 3.950% due 01/19/2027	2,700	2,692
Pacific Life Global Funding II
4.142% (SOFRRATE + 0.480%) due 02/04/2027 ~	68,200	68,191
4.266% (SOFRRATE + 0.600%) due 01/27/2028 ~	41,040	41,043
PNC Bank NA
4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~	4,000	4,007
4.543% due 05/13/2027 •	14,650	14,651
Protective Life Global Funding 4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	30,500	30,508
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	5,388	5,384
RGA Global Funding 2.000% due 11/30/2026	9,000	8,863
Royal Bank of Canada
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~	38,600	38,619
4.254% (SOFRINDX + 0.590%) due 11/02/2026 ~	2,600	2,602
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~	51,979	51,989
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~	65,628	65,692
4.467% (SOFRINDX + 0.820%) due 03/27/2028 ~	31,250	31,288
4.527% (SOFRINDX + 0.860%) due 10/18/2028 ~	5,554	5,559
5.069% due 07/23/2027 •	11,535	11,558
Sammons Financial Group Global Funding 4.504% due 09/02/2027 •	43,800	43,997
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,407	8,360

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.124% due 05/31/2027 •	12,500	12,526
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	81,574	81,075
2.469% due 01/11/2028 •	9,186	9,036
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	16,326	16,099
Societe Generale SA
2.797% due 01/19/2028 •	9,900	9,759
4.758% due 02/19/2027 •	5,500	5,520
5.250% due 02/19/2027	36,680	36,914
Standard Chartered Bank 4.319% (SOFRRATE + 0.650%) due 10/08/2026 ~	4,000	4,005
Standard Chartered PLC
4.050% due 04/12/2026	12,400	12,396
4.830% (SOFRRATE + 1.170%) due 05/14/2028 ~	2,470	2,483
5.603% (SOFRRATE + 1.930%) due 07/06/2027 ~	21,488	21,568
5.691% (SOFRRATE + 2.030%) due 02/08/2028 ~	5,250	5,310
6.187% due 07/06/2027 •	39,323	39,483
6.750% due 02/08/2028 •	5,300	5,395
Sumitomo Mitsui Financial Group, Inc.
4.548% (SOFRRATE + 0.880%) due 01/14/2027 ~	8,664	8,687
4.969% (SOFRRATE + 1.300%) due 07/13/2026 ~	44,888	44,988
Sumitomo Mitsui Trust Bank Ltd.
4.631% (SOFRRATE + 0.980%) due 09/10/2027 ~	11,343	11,421
4.798% (SOFRRATE + 1.150%) due 09/14/2026 ~	7,462	7,481
Svenska Handelsbanken AB 4.898% due 06/15/2026 •	1,000	1,002
Swedbank AB 5.028% due 06/15/2026 •	10,509	10,527
Synchrony Financial 3.700% due 08/04/2026	13,536	13,498
Temasek Financial I Ltd. 4.040% (SOFRRATE + 0.380%) due 08/20/2027 ~	68,100	68,218
Toronto-Dominion Bank 4.248% (SOFRRATE + 0.580%) due 01/13/2028 ~	70,000	70,164
Toyota Motor Credit Corp.
4.118% (SOFRINDX + 0.450%) due 01/12/2028 ~	30,200	30,177
4.431% (SOFRRATE + 0.770%) due 08/07/2026 ~	17,000	17,021
U.S. Bancorp 2.215% due 01/27/2028 •	16,900	16,607
UBS AG 4.160% (SOFRRATE + 0.500%) due 05/17/2027 ~	689	689
UBS Group AG
4.125% due 04/15/2026	49,300	49,300
4.703% due 08/05/2027 •	13,554	13,558
United Overseas Bank Ltd. 4.266% (SOFRINDX + 0.580%) due 04/02/2028 ~	64,500	64,723
Voya Financial, Inc. 3.650% due 06/15/2026	4,549	4,541
Wells Fargo & Co.
3.196% due 06/17/2027 •	40,573	40,459
3.526% due 03/24/2028 •	50,000	49,599
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~	29,480	29,475
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~	10,082	10,120
4.900% due 01/24/2028 •	15,665	15,724
Weyerhaeuser Co. 4.750% due 05/15/2026	5,501	5,503
WP Carey, Inc. 4.250% due 10/01/2026	2,205	2,204

		6,000,928

INDUSTRIALS 13.5%
AbbVie, Inc. 4.131% (SOFRINDX + 0.480%) due 03/03/2028 ~	17,400	17,421
AEP Transmission Co. LLC 3.100% due 12/01/2026	1,041	1,033
Alcon Finance Corp. 2.750% due 09/23/2026	2,600	2,579
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	58,995	59,047
Amazon.com, Inc. 4.088% (SOFRRATE + 0.440%) due 03/13/2028 ~	68,300	68,286
Amcor Finance USA, Inc. 3.625% due 04/28/2026	506	506
Amphenol Corp. 3.900% due 11/15/2028	2,600	2,581
AutoZone, Inc. 3.125% due 04/21/2026	2,133	2,132
Bacardi Ltd. 2.750% due 07/15/2026	26,357	26,236
Baxter International, Inc. 1.915% due 02/01/2027	9,690	9,463

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Bayer U.S. Finance LLC 6.125% due 11/21/2026	36,550	36,888
Berry Global, Inc. 4.875% due 07/15/2026	15,583	15,585
BMW U.S. Capital LLC
4.150% due 08/11/2027	28,600	28,542
4.229% (SOFRINDX + 0.550%) due 04/02/2026 ~	25,530	25,530
4.370% (SOFRRATE + 0.710%) due 08/11/2027 ~	50,432	50,442
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~	30,020	30,097
4.436% (SOFRRATE + 0.790%) due 03/17/2028 ~	46,000	46,010
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~	31,131	31,163
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~	1,025	1,028
4.580% (SOFRINDX + 0.920%) due 08/13/2027 ~	3,327	3,333
4.650% due 03/19/2027	7,600	7,636
Boeing Co.
2.250% due 06/15/2026	678	675
2.700% due 02/01/2027	10,780	10,632
3.100% due 05/01/2026	4,015	4,010
Bunge Ltd. Finance Corp. 2.000% due 04/21/2026	47,941	47,873
Campbell's Co. 5.200% due 03/19/2027	15,904	15,994
Conagra Brands, Inc.
5.300% due 10/01/2026	62,008	62,303
7.125% due 10/01/2026	789	799
Constellation Brands, Inc.
3.500% due 05/09/2027	1,569	1,553
3.700% due 12/06/2026	9,985	9,944
Cox Communications, Inc. 3.350% due 09/15/2026	34,804	34,648
CVS Health Corp. 2.875% due 06/01/2026	43,641	43,532
Daimler Truck Finance North America LLC
4.300% due 08/12/2027	29,200	29,153
4.606% (SOFRRATE + 0.960%) due 09/25/2027 ~	1,581	1,585
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	3,078	3,062
Diamondback Energy, Inc. 5.200% due 04/18/2027	6,714	6,768
Element Fleet Management Corp.
5.643% due 03/13/2027	300	303
6.271% due 06/26/2026	233	234
Enbridge, Inc.
1.600% due 10/04/2026	3,251	3,208
4.250% due 12/01/2026	13,334	13,331
Energy Transfer LP
3.900% due 07/15/2026	15,436	15,420
4.200% due 04/15/2027	637	636
4.400% due 03/15/2027	4,869	4,868
6.050% due 12/01/2026	18,512	18,686
Fiserv, Inc. 5.150% due 03/15/2027	9,075	9,121
Ford Motor Co. 4.346% due 12/08/2026	12,922	12,887
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	3,050	2,992
Glencore Funding LLC
1.625% due 04/27/2026	8,342	8,325
4.000% due 03/27/2027	600	598
4.396% (SOFRINDX + 0.750%) due 10/01/2026 ~	5,500	5,509
Global Payments, Inc. 2.150% due 01/15/2027	17,200	16,892
Haleon U.S. Capital LLC 3.375% due 03/24/2027	7,256	7,188
HCA, Inc.
3.125% due 03/15/2027	8,832	8,721
4.500% due 02/15/2027	3,002	3,002
5.250% due 06/15/2026	4,501	4,504
5.375% due 09/01/2026	18,550	18,565
Hyundai Capital America
1.500% due 06/15/2026	8,347	8,297
1.650% due 09/17/2026	700	691
3.500% due 11/02/2026	6,337	6,300
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~	1,842	1,832
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	48,620	48,728
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~	3,755	3,765
4.686% (SOFRRATE + 1.040%) due 03/19/2027 ~	18,765	18,830
4.687% (SOFRRATE + 1.040%) due 06/24/2027 ~	8,097	8,118
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	16,980	17,041
4.850% due 03/25/2027	11,400	11,442
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	20,581	20,723
5.250% due 01/08/2027	5,376	5,407
5.300% due 03/19/2027	14,725	14,841
5.650% due 06/26/2026	100	100

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.950% due 09/21/2026	12,004	12,080
Hyundai Capital Services, Inc.
2.500% due 01/24/2027	300	295
5.125% due 02/05/2027	5,000	5,026
Illumina, Inc. 4.650% due 09/09/2026	15,532	15,536
Imperial Brands Finance PLC
3.500% due 07/26/2026	26,381	26,305
6.125% due 07/27/2027	11,745	11,986
JDE Peet's NV 1.375% due 01/15/2027	12,538	12,230
Keurig Dr. Pepper, Inc.
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	21,631	21,597
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	925	926
5.100% due 03/15/2027	19,000	19,079
Kinder Morgan, Inc. 1.750% due 11/15/2026	3,914	3,854
Kraft Heinz Foods Co. 3.000% due 06/01/2026	3,885	3,876
Kyndryl Holdings, Inc. 2.050% due 10/15/2026	6,270	6,169
Laboratory Corp. of America Holdings 1.550% due 06/01/2026	859	855
Lowe's Cos., Inc. 2.500% due 04/15/2026	4,837	4,833
Marathon Petroleum Corp. 5.125% due 12/15/2026	61,178	61,388
Mars, Inc. 4.450% due 03/01/2027	8,000	8,027
Marvell Technology, Inc. 1.650% due 04/15/2026	23,829	23,803
Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	34,600	34,630
4.359% (SOFRRATE + 0.710%) due 03/10/2028 ~	10,000	10,001
4.426% (SOFRRATE + 0.780%) due 04/01/2027 ~	28,700	28,750
4.426% due 04/01/2027 •	5,193	5,202
4.510% (SOFRRATE + 0.850%) due 11/15/2027 ~	200	201
4.875% due 07/31/2026	3,839	3,844
Molson Coors Beverage Co. 3.000% due 07/15/2026	73,362	73,088
MPLX LP 4.125% due 03/01/2027	23,437	23,383
National Fuel Gas Co. 5.500% due 10/01/2026	1,410	1,416
Northwest Pipeline LLC 4.000% due 04/01/2027	1,695	1,689
NTT Finance Corp.
1.162% due 04/03/2026	34,982	34,976
4.567% due 07/16/2027	1,700	1,704
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	33,240	33,198
Occidental Petroleum Corp. 3.000% due 02/15/2027	2,022	1,998
Oracle Corp. 2.650% due 07/15/2026	14,373	14,296
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	31,854	31,678
3.400% due 11/15/2026	20,304	20,161
4.200% due 04/01/2027	6,231	6,215
5.350% due 01/12/2027	8,410	8,457
5.750% due 05/24/2026	11,932	11,941
Qatarenergy LNG S3 6.332% due 09/30/2027	916	915
Renesas Electronics Corp. 2.170% due 11/25/2026	243	239
Rogers Communications, Inc.
2.900% due 11/15/2026	13,526	13,394
3.200% due 03/15/2027	25,738	25,426
Royal Caribbean Cruises Ltd. 5.375% due 07/15/2027	3,919	3,934
RTX Corp. 5.750% due 11/08/2026	3,459	3,488
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027	10,892	10,914
SK Hynix, Inc. 5.500% due 01/16/2027	11,873	11,992
Southwest Airlines Co. 3.000% due 11/15/2026	22,347	22,154
Spectra Energy Partners LP 3.375% due 10/15/2026	12,319	12,260
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	41,668	41,633
Synopsys, Inc. 4.550% due 04/01/2027	35,400	35,432

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

T-Mobile USA, Inc.
2.625% due 04/15/2026	13,449	13,439
3.750% due 04/15/2027	7,609	7,563
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	4,250	4,213
Telefonica Emisiones SA 4.103% due 03/08/2027	73,037	72,748
Tennessee Gas Pipeline Co. LLC 7.000% due 03/15/2027	5,782	5,922
VMware LLC 1.400% due 08/15/2026	97,218	96,206
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	5,200	5,169
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~	59,100	59,225
4.720% (SOFRRATE + 1.060%) due 08/14/2026 ~	26,343	26,412
4.950% due 03/25/2027	25,400	25,509
5.700% due 09/12/2026	1,000	1,005
6.000% due 11/16/2026	100	101
Vontier Corp. 1.800% due 04/01/2026	1,365	1,365
Walmart, Inc. 4.095% (SOFRINDX + 0.430%) due 04/28/2027 ~	154	155
Western Midstream Operating LP 4.650% due 07/01/2026	4,318	4,318
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	3,400	3,381
Woodside Finance Ltd. 3.700% due 09/15/2026	100	100
Zimmer Biomet Holdings, Inc. 4.700% due 02/19/2027	8,575	8,602

		2,161,081

UTILITIES 4.9%
Ameren Corp. 5.700% due 12/01/2026	9,584	9,655
CenterPoint Energy, Inc. 1.450% due 06/01/2026	60,671	60,377
CMS Energy Corp. 3.000% due 05/15/2026	1,162	1,160
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 4.150% due 08/15/2026	8,194	8,181
Columbia Pipelines Holding Co. LLC 6.055% due 08/15/2026	4,736	4,758
Constellation Energy Generation LLC 4.269% (SOFRRATE + 0.600%) due 01/08/2028 ~	60,965	60,876
Dominion Energy, Inc. 2.850% due 08/15/2026	8,649	8,603
Duke Energy Corp. 4.850% due 01/05/2027	1,383	1,389
Emera U.S. Finance LP 3.550% due 06/15/2026	13,797	13,766
Enel Americas SA 4.000% due 10/25/2026	21,590	21,552
ENEL Finance International NV 1.625% due 07/12/2026	61,525	61,066
Entergy Corp. 2.950% due 09/01/2026	51,148	50,857
Eversource Energy
1.400% due 08/15/2026	4,638	4,587
2.900% due 03/01/2027	6,898	6,811
4.750% due 05/15/2026	32,126	32,144
Exelon Corp. 2.750% due 03/15/2027	560	552
Fells Point Funding Trust 3.046% due 01/31/2027	8,166	8,076
Fortis, Inc. 3.055% due 10/04/2026	48,754	48,419
ITC Holdings Corp. 3.250% due 06/30/2026	374	373
National Rural Utilities Cooperative Finance Corp.
4.091% (SOFRINDX + 0.430%) due 08/09/2027 ~	26,100	26,088
4.235% (SOFRRATE + 0.580%) due 11/22/2026 ~	41,200	41,249
4.468% (SOFRRATE + 0.820%) due 09/16/2027 ~	4,055	4,069
NBN Co. Ltd. 1.450% due 05/05/2026	750	748
NextEra Energy Capital Holdings, Inc. 4.685% due 09/01/2027	18,000	18,093
ONEOK, Inc.
4.850% due 07/15/2026	43,328	43,339
5.550% due 11/01/2026	330	332
Pinnacle West Capital Corp. 4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	28,385	28,407

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026	20,908	20,920
SA Global Sukuk Ltd. 1.602% due 06/17/2026	7,100	7,068
Sempra 5.400% due 08/01/2026	3,400	3,406
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	11,193	11,162
Southern California Edison Co.
4.400% due 09/06/2026	41,090	41,085
4.875% due 02/01/2027	31,501	31,585
4.900% due 06/01/2026	39,121	39,072
Southern California Gas Co. 2.600% due 06/15/2026	3,730	3,718
Southwestern Electric Power Co. 2.750% due 10/01/2026	7,127	7,071
Virginia Electric & Power Co. 2.950% due 11/15/2026	1,021	1,014
Vistra Operations Co. LLC
3.700% due 01/30/2027	22,472	22,294
5.050% due 12/30/2026	15,862	15,918
Xcel Energy, Inc.
1.750% due 03/15/2027	9,790	9,547
3.350% due 12/01/2026	1,254	1,247

		780,634

Total Corporate Bonds & Notes (Cost $8,943,758)		8,942,643

U.S. GOVERNMENT AGENCIES 14.3%
Federal Home Loan Mortgage Corp. 6.225% due 09/01/2037 •	658	686
Federal Home Loan Mortgage Corp. REMICS
1.000% due 08/15/2044	3,635	3,082
4.107% due 02/15/2037 •	349	345
4.116% due 05/15/2038 •	987	957
4.126% due 05/15/2041 •	946	934
4.146% due 03/15/2037 - 03/15/2043 •	14,013	13,743
4.196% due 12/15/2042 - 11/15/2044 •	2,728	2,718
4.207% due 04/15/2041 •	114	113
4.216% due 06/15/2044 •	3,529	3,490
4.237% due 09/15/2048 - 04/15/2049 •	2,679	2,636
4.246% due 12/15/2037 •	582	570
4.287% due 07/15/2039 •	17	16
4.481% due 03/15/2050 •	23,321	23,054
4.512% due 10/25/2055 •	5,283	5,300
4.532% due 04/25/2055 •	76,711	77,003
4.562% due 07/25/2054 - 12/25/2055 •	69,985	70,358
4.592% due 05/25/2055 •	65,890	66,314
4.602% due 11/25/2054 •	181,034	182,222
4.612% due 03/25/2055 - 09/25/2055 •	100,865	101,515
4.642% due 02/25/2055 •	19,721	19,862
4.662% due 10/25/2052 - 08/25/2055 •	255,528	258,003
4.672% due 03/25/2055 •	44,727	44,500
4.762% due 08/25/2054 - 07/25/2055 •	29,062	29,210
4.782% due 08/25/2054 •	8,750	8,806
4.812% due 12/25/2054 - 11/25/2055 •	172,901	173,922
4.862% due 01/25/2055 - 08/25/2055 •	45,307	45,732
4.912% due 05/25/2054 - 06/25/2055 •	70,121	70,877
5.062% due 03/25/2055 •	10,478	10,573
5.112% due 06/25/2055 •	15,542	15,704
Federal Home Loan Mortgage Corp. STRIPS
4.037% due 11/15/2036 •	2	1
4.146% due 10/15/2037 - 02/15/2038 •	3,740	3,696
Federal National Mortgage Association
6.228% due 01/01/2036 •	918	956
6.383% due 05/01/2038 •	120	125
Federal National Mortgage Association REMICS
2.000% due 12/25/2044	614	544
4.026% due 05/25/2037 •	7	7
4.076% due 12/25/2045 •	1,072	1,060
4.082% due 01/25/2037 •	145	143
4.096% due 06/25/2048 •	4,497	4,447
4.106% due 02/25/2037 •	14	13
4.116% due 08/25/2044 •	1,548	1,513
4.126% due 11/25/2036 •	22	22
4.146% due 08/25/2044 - 10/25/2044 •	5,133	5,079
4.176% due 06/25/2026 •	1	1
4.186% due 04/18/2028 - 09/25/2035 •	139	139
4.196% due 03/25/2037 - 03/25/2060 •	12,042	11,872
4.226% due 02/25/2038 - 06/25/2059 •	4,137	4,074
4.246% due 07/25/2046 •	2,906	2,888
4.276% due 06/25/2031 •	25	25
4.286% due 05/18/2032 •	12	12
4.296% due 07/25/2046 •	1,835	1,803

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.336% due 03/18/2032 •	35	35
4.456% due 12/25/2037 •	168	169
4.476% due 05/25/2037 •	35	36
4.512% due 11/25/2054 •	20,105	20,172
4.526% due 03/25/2037 - 02/25/2040 •	34	34
4.556% due 02/25/2038 •	451	453
4.562% due 12/25/2053 - 08/25/2055 •	281,249	282,457
4.572% due 03/25/2055 •	9,894	9,948
4.612% due 01/25/2055 - 03/25/2055 •	18,865	18,999
4.626% due 07/25/2038 •	9	9
4.662% due 10/25/2054 - 11/25/2055 •	65,371	65,897
4.676% due 03/25/2032 •	3	3
4.712% due 10/25/2054 - 09/25/2055 •	19,451	19,627
4.762% due 06/25/2054 - 10/25/2055 •	97,148	97,600
4.812% due 07/25/2054 •	40,366	40,657
4.842% due 08/25/2055 •	2,393	2,414
4.862% due 12/25/2053 - 02/25/2055 •	50,175	50,629
4.912% due 02/25/2055 - 09/25/2055 •	18,288	18,439
4.962% due 08/25/2054 •	10,377	10,446
5.062% due 12/25/2054 •	598	602
Government National Mortgage Association
6.000% due 12/15/2033	5	6
6.500% due 11/15/2033 - 12/15/2033	6	6
7.000% due 01/15/2031 - 07/15/2032	3	2
7.500% due 09/15/2027 - 06/15/2028	4	4
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,074	1,846
3.000% due 07/20/2046	125	123
3.950% due 05/20/2063 •	37	37
3.973% due 01/20/2068 •	491	490
4.083% due 09/20/2060 - 03/20/2068 •	3,186	3,175
4.113% due 10/20/2060 •	268	267
4.133% due 08/20/2058 •	44	44
4.153% due 11/20/2070 - 12/20/2070 •	14,458	14,386
4.163% due 12/20/2060 •	700	695
4.183% due 08/20/2070 - 11/20/2070 •	2,345	2,327
4.240% due 03/20/2049 - 06/20/2049 •	10,471	10,303
4.253% due 06/20/2067 •	260	260
4.263% due 04/20/2065 •	40	40
4.283% due 03/20/2061 - 07/20/2067 •	1,070	1,071
4.298% due 10/20/2062 •	17	17
4.333% due 05/20/2065 •	4,215	4,215
4.337% due 10/20/2068 •	660	662
4.363% due 07/20/2062 •	85	85
4.383% due 01/20/2062 - 05/20/2069 •	3,838	3,842
4.390% due 09/20/2040 •	2,271	2,264
4.410% due 05/20/2041 •	4,378	4,367
4.413% due 04/20/2065 •	1,861	1,863
4.420% due 10/20/2040 •	4,167	4,157
4.433% due 11/20/2064 - 10/20/2065 •	7,501	7,512
4.440% due 05/20/2041 •	1,224	1,222
4.483% due 04/20/2070 •	29,394	29,422
4.487% due 01/16/2040 •	1,585	1,588
4.491% due 12/20/2068 •	4,198	4,244
4.513% due 09/20/2063 •	33	33
4.523% due 12/20/2053 - 04/20/2054 •	47,654	47,699
4.530% due 02/20/2040 •	1,409	1,413
4.533% due 11/20/2065 - 02/20/2067 •	1,196	1,199
4.560% due 04/20/2040 •	2,927	2,938
4.563% due 09/20/2066 •	222	222
4.573% due 06/20/2055 •	63,711	64,038
4.583% due 07/20/2066 •	502	503
4.590% due 03/20/2040 •	3,071	3,086
4.603% due 01/20/2074 •	13,151	13,366
4.613% due 08/20/2066 •	904	907
4.623% due 01/20/2054 - 09/20/2073 •	24,185	24,445
4.673% due 06/20/2055 •	1,722	1,734
4.677% due 06/20/2068 •	4,847	4,881
4.683% due 09/20/2069 •	622	627
4.703% due 07/20/2065 •	744	749
4.773% due 10/20/2055 - 05/20/2073 •	84,286	84,760
4.783% due 01/20/2066 - 12/20/2066 •	1,320	1,328
4.786% due 05/20/2060 •	525	530
4.787% due 05/20/2060 - 06/20/2060 •	1,012	1,019
4.823% due 06/20/2055 - 07/20/2055 •	10,648	10,738
4.833% due 02/20/2066 •	1,986	1,997
4.873% due 08/20/2055 •	8,672	8,720
5.227% due 06/20/2067 •	2,009	2,037

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.592% due 04/20/2067 •	443	448

Total U.S. Government Agencies (Cost $2,280,242)		2,289,250

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Notes
3.875% due 03/31/2028	541,600	542,425

Total U.S. Treasury Obligations (Cost $541,240)		542,425

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	7,340	6,700
Ashford Hospitality Trust 4.745% due 04/15/2035 •	408	408
Bear Stearns ARM Trust 5.013% due 08/25/2033 ~	198	194
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	19,339	16,524
CSMC Trust 5.637% due 10/15/2037 •	8,700	8,604
GCAT Trust
2.650% due 10/25/2068 ~	773	756
2.885% due 12/27/2066 ~	16,102	14,915
Government National Mortgage Association REMICS
4.373% due 10/20/2075 •	27,279	27,421
4.443% due 09/20/2075 •	13,952	14,084
4.453% due 10/20/2075 •	20,433	20,604
JP Morgan Chase Commercial Mortgage Securities Trust 5.287% due 09/15/2029 •	17,535	17,027
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ	4,070	4,075
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.487% due 11/15/2031 •	113	110
MF1 Trust 4.743% due 12/15/2034 •	2,700	2,690
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	189	186
Natixis Commercial Mortgage Securities Trust 4.887% due 08/15/2038 •	2,785	2,735
OBX Trust 3.783% due 01/25/2062 þ	32,159	31,201
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	1,317	1,267
Starwood Mortgage Trust 4.645% due 11/15/2036 •	17,200	17,181
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	8,755	8,426
3.750% due 03/25/2058 ~	6,106	5,926
4.793% due 10/25/2059 •	589	589
Verus Securitization Trust 0.820% due 10/25/2063 ~	1,583	1,534
VNDO Trust 3.903% due 01/10/2035 ~	8,875	8,861

Total Non-Agency Mortgage-Backed Securities (Cost $219,213)		212,018

ASSET-BACKED SECURITIES 13.5%
AUTOMOBILE ABS OTHER 4.8%
BMW Vehicle Lease Trust 4.082% due 01/25/2027 •	482	482
BofA Auto Trust 4.223% due 11/22/2027 •	4,260	4,262
CarMax Auto Owner Trust
4.042% due 08/15/2028	10,562	10,565
4.042% due 04/16/2029 •	22,500	22,511
4.082% due 03/15/2029 •	33,700	33,701
4.102% due 03/15/2028 •	14,663	14,662
4.122% due 12/15/2027 •	2,717	2,718
4.142% due 09/15/2027 •	2,528	2,528
4.362% due 07/17/2028 •	23,732	23,766
Chesapeake Funding II LLC
4.442% due 05/15/2036 •	4,760	4,766
4.922% due 05/15/2035 •	2,454	2,456
Ford Credit Auto Lease Trust 4.082% (SOFR30A + 0.410%) due 08/15/2027 ~	11,464	11,467
Ford Credit Auto Owner Trust
0.000% due 01/15/2029 •	12,000	12,004
3.972% due 06/15/2028 •	39,800	39,788
GM Financial Automobile Leasing Trust
4.023% due 10/20/2027 •	19,241	19,246
4.083% due 05/20/2027 •	61,072	61,094

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.173% (SOFR30A + 0.500%) due 07/20/2027 ~	20,267	20,285
GM Financial Consumer Automobile Receivables Trust 4.072% due 10/18/2027 •	4,109	4,109
Harley-Davidson Motorcycle Trust 4.332% due 07/17/2028 •	8,044	8,054
Hyundai Auto Lease Securitization Trust
4.062% due 01/18/2028	32,383	32,399
4.072% due 06/15/2027 •	21,850	21,860
4.172% due 03/15/2027 •	3,060	3,061
4.372% due 09/15/2027 •	29,461	29,507
Hyundai Auto Receivables Trust
4.022% (SOFR30A + 0.350%) due 07/17/2028 ~	26,600	26,595
4.072% due 09/15/2027 •	7,545	7,547
M&T Bank Auto Receivables Trust 4.172% due 05/15/2028 •	12,085	12,090
Nissan Auto Lease Trust
4.082% due 06/15/2027 •	7,531	7,533
4.122% due 11/15/2027 •	37,251	37,265
4.122% due 05/15/2028 •	103,750	103,786
Nissan Auto Receivables Owner Trust 4.052% due 06/15/2027 •	4,282	4,282
SFS Auto Receivables Securitization Trust 4.133% due 08/20/2029 •	30,700	30,701
Toyota Auto Receivables Owner Trust
4.062% due 08/16/2027 •	7,552	7,554
4.212% due 03/15/2028 •	21,256	21,274
Toyota Lease Owner Trust
4.003% due 02/22/2028 •	33,000	32,958
4.013% due 05/22/2028 •	20,052	20,061
4.083% due 07/20/2027 •	27,333	27,345
Volkswagen Auto Lease Trust 4.043% due 04/20/2028 •	32,037	32,058
World Omni Auto Receivables Trust 4.142% due 01/18/2028 •	125	125
World Omni Automobile Lease Securitization Trust 4.062% due 12/15/2027 •	10,872	10,876

		767,341

AUTOMOBILE SEQUENTIAL 4.8%
Ally Auto Receivables Trust 4.140% due 07/16/2029	3,045	3,047
ARI Fleet Lease Trust
4.590% due 03/15/2034	16,622	16,669
5.540% due 04/15/2033	4,755	4,779
Bank of America Auto Trust
5.390% due 07/16/2029	7,350	7,408
5.530% due 02/15/2028	4,585	4,609
BMW Vehicle Owner Trust
5.180% due 02/26/2029	18,236	18,360
5.470% due 02/25/2028	3,131	3,148
BofA Auto Trust
4.350% due 11/20/2029	5,442	5,460
4.520% due 11/22/2027	2,764	2,766
5.350% due 11/15/2028	8,638	8,697
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	10,568	10,667
CarMax Auto Owner Trust
4.420% due 08/15/2028	6,633	6,643
4.750% due 10/15/2027	1,153	1,155
4.920% due 10/16/2028	25,890	26,039
5.050% due 01/18/2028	4,534	4,546
5.280% due 05/15/2028	10,159	10,207
5.340% due 08/16/2027	633	633
5.500% due 01/16/2029	2,789	2,817
6.000% due 07/17/2028	11,765	11,884
Carvana Auto Receivables Trust
3.210% due 12/11/2028	774	768
4.070% due 02/12/2029	7,484	7,480
4.190% due 03/12/2029	56,600	56,589
4.260% due 10/10/2029	2,709	2,710
4.500% due 06/12/2028	1,076	1,076
4.560% due 08/10/2028	7,850	7,859
4.610% due 11/10/2027	1,222	1,223
4.640% due 01/10/2030	18,581	18,641
5.050% due 04/10/2029	14,394	14,459
5.330% due 07/10/2029	800	805
5.620% due 01/10/2029	517	520
6.160% due 10/10/2028	787	793
Chase Auto Owner Trust
4.180% due 08/27/2029	2,100	2,101
4.940% due 07/25/2029	17,061	17,171
5.680% due 01/25/2029	9,830	9,915

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Citizens Auto Receivables Trust
5.110% due 04/17/2028	12,557	12,607
5.330% due 08/15/2028	13,618	13,677
5.780% due 10/15/2030	5,700	5,764
5.830% due 02/15/2028	3,893	3,912
5.840% due 01/18/2028	3,125	3,137
Enterprise Fleet Financing LLC
3.849% due 02/22/2027	14,501	14,499
4.000% due 10/20/2028	22,100	22,053
4.500% due 04/20/2028	27,900	27,973
4.510% due 02/22/2028	31,313	31,390
4.650% due 10/20/2027	3,024	3,033
4.690% due 07/20/2027	23,722	23,777
5.310% due 04/20/2027	547	549
5.740% due 12/20/2026	3,258	3,262
Ford Credit Auto Owner Trust
4.320% due 08/15/2027	1,859	1,860
4.560% due 12/15/2028	1,500	1,506
4.650% due 02/15/2028	1,158	1,160
5.230% due 05/15/2028	1,634	1,641
GM Financial Automobile Leasing Trust 4.540% due 05/20/2027	3,804	3,810
GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	614	615
5.100% due 03/16/2029	13,301	13,376
5.130% due 04/16/2029	3,627	3,654
5.450% due 06/16/2028	2,559	2,572
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2028	69,041	69,243
Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	1,000	1,000
5.210% due 08/15/2028	1,945	1,958
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	13,193	13,244
5.540% due 10/16/2028	18,193	18,330
M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	1,587	1,600
5.220% due 02/17/2032	4,287	4,329
Mercedes-Benz Auto Receivables Trust 4.800% due 04/16/2029	5,335	5,360
Nissan Auto Lease Trust 4.600% due 11/15/2027	1,382	1,385
Nissan Auto Receivables Owner Trust 4.340% due 03/15/2029	8,971	8,990
Oscar U.S. Funding XVII LLC 4.470% due 03/12/2029	3,025	3,037
PenFed Auto Receivables Owner Trust 4.120% due 09/15/2028	1,863	1,863
SBNA Auto Lease Trust
4.680% due 04/20/2027	182	182
5.560% due 11/22/2027	18,362	18,420
SCCU Auto Receivables Trust 4.670% due 11/15/2028	4,507	4,515
SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	2,325	2,327
4.710% due 05/22/2028	17	17
4.950% due 05/21/2029	2,919	2,934
5.330% due 11/20/2029	13,572	13,698
5.470% due 10/20/2028	3,227	3,241
Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	35,237	35,302
4.630% due 07/20/2027	11,798	11,819
Tesla Lease Electric Vehicle Securitization LLC 4.140% due 06/20/2028	5,983	5,984
Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	326	325
4.630% due 09/15/2027	1,370	1,372
5.300% due 09/15/2027	1,103	1,106
5.330% due 01/16/2029	1,452	1,465
Upgrade Auto Receivables Trust 4.540% due 05/15/2029	13,142	13,151
USAA Auto Owner Trust
5.030% due 03/15/2029	5,950	5,985
5.580% due 05/15/2028	744	748
USB Auto Owner Trust 4.510% due 06/15/2028	7,595	7,606
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	2,258	2,267
World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,440	5,456
4.660% due 05/15/2028	1,811	1,814
4.780% due 01/18/2028	487	487
4.860% due 03/15/2029	10,655	10,703
5.610% due 02/15/2028	301	301

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.700% due 02/15/2029	2,850	2,880

		771,915

CMBS OTHER 0.1%
AREIT Trust 4.922% due 01/20/2037 •	15,834	15,832
Starwood Ltd. 5.022% due 11/15/2038 •	3,026	3,022

		18,854

CREDIT CARD BULLET 0.6%
Citibank Credit Card Issuance Trust 4.557% due 05/14/2029 •	5,550	5,588
Evergreen Credit Card Trust 4.231% due 10/15/2029 •	88,000	88,294

		93,882

CREDIT CARD OTHER 1.0%
Golden Credit Card Trust
1.140% due 08/15/2028	52,270	51,704
1.970% due 01/15/2029	35,200	34,606
Trillium Credit Card Trust II 4.225% due 09/26/2030 •	63,500	63,782

		150,092

OTHER ABS 2.2%
Atlas Senior Loan Fund XVII Ltd. 4.728% due 10/20/2034 •	1,550	1,550
BlueMountain CLO Ltd.
4.853% due 11/15/2030 •	690	691
4.858% due 10/25/2030 •	2,403	2,405
Boyce Park CLO Ltd. 4.668% due 04/21/2035 •	20,000	20,006
CIFC Funding Ltd. 4.880% due 10/24/2030 •	496	497
Commonbond Student Loan Trust 4.643% due 05/25/2041 •	106	105
Crossroads Asset Trust 4.910% due 02/20/2032	1,460	1,468
Dell Equipment Finance Trust 4.680% due 07/22/2027	3,783	3,790
DLLAA LLC 4.700% due 10/20/2027	14,948	14,985
Dryden 54 Senior Loan Fund 4.818% due 10/19/2029 •	228	228
Dryden 64 CLO Ltd. 4.899% due 04/18/2031 •	2,460	2,462
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	4,310	3,901
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •	2,787	2,790
Golub Capital Partners CLO 60B Ltd. 4.978% due 10/25/2034 •	6,600	6,607
HPEFS Equipment Trust 4.070% due 11/22/2032	26,600	26,610
Kubota Credit Owner Trust 5.450% due 04/15/2027	3,444	3,448
LCM 29 Ltd. 5.004% due 04/15/2031 •	217	218
M&T Equipment Notes 4.700% due 12/16/2027	11,513	11,554
MMAF Equipment Finance LLC 5.200% due 09/13/2027	1,613	1,615
Mountain View CLO LLC 4.547% due 04/14/2033 •	5,800	5,795
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	2,540	2,327
1.310% due 01/15/2069	5,735	5,453
1.580% due 04/15/2070	20,799	18,800
1.690% due 05/15/2069	3,464	3,310
2.230% due 07/15/2070	17,109	15,554
3.130% due 02/15/2068	656	649
4.000% due 12/15/2059	223	222
4.787% due 04/15/2069 •	4,911	4,889
Navient Refinance Loan Trust 4.800% due 10/15/2055	29,456	29,331
Navient Student Loan Trust 4.576% due 07/26/2066 •	3,622	3,600
Nelnet Student Loan Trust
1.420% due 04/20/2062	356	337

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.070% due 12/24/2035 •	736	731
4.576% due 09/25/2065 •	4,412	4,418
4.593% due 08/25/2067 •	7,991	7,975
4.610% due 02/21/2061	32,896	32,497
4.626% due 02/25/2066 •	4,452	4,436
4.973% due 02/21/2061 •	10,358	10,413
Palmer Square Loan Funding Ltd.
4.480% due 10/15/2032 •	7,100	7,099
4.660% due 01/15/2034 •	6,300	6,303
PEAC Solutions Receivables LLC 4.940% due 10/20/2028	5,065	5,090
PHEAA Student Loan Trust 4.726% due 11/25/2065 •	2,262	2,262
Post CLO Ltd. 4.752% due 10/15/2034 •	800	801
SLM Private Credit Student Loan Trust 4.246% due 12/15/2038 •	2,040	2,023
SLM Student Loan Trust
4.426% due 12/27/2038 •	1,189	1,178
4.476% due 01/25/2029 •	1,446	1,414
SMB Private Education Loan Trust
0.000% due 03/15/2056 •(a)	24,500	24,338
1.290% due 07/15/2053	6,395	6,114
4.387% due 03/17/2053 •	2,844	2,826
4.887% due 07/15/2053 •	806	809
SoFi Consumer Loan Program Trust 4.470% due 08/15/2034	5,542	5,543
SoFi Professional Loan Program LLC 1.950% due 02/15/2046	6,377	6,009
Sound Point CLO XX Ltd. 5.030% due 07/26/2031 •	70	70
Sounds Point CLO IV-R Ltd. 5.079% due 04/18/2031 •	244	244
Verizon Master Trust 4.343% due 08/20/2030 •	22,600	22,713

		350,503

Total Asset-Backed Securities (Cost $2,155,211)		2,152,587

SOVEREIGN ISSUES 0.8%
Korea National Oil Corp. 4.739% (SOFRRATE + 1.080%) due 11/14/2026 ~	1,250	1,255
KSA Sukuk Ltd. 5.250% due 06/04/2027	35,200	35,490
Mexico Government International Bonds 4.150% due 03/28/2027	9,100	9,109
Saudi Government International Bonds 5.125% due 01/13/2028	76,600	77,432

Total Sovereign Issues (Cost $124,050)		123,286

SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco Itau Chile
4.150% due 08/11/2026	50,000	49,991
4.150% due 08/12/2026	1,100	1,100

		51,091

COMMERCIAL PAPER 10.7%
AES Corp. 4.150% due 04/17/2026	23,100	23,055
Air Lease Corp.
4.320% due 04/02/2026	36,900	36,892
4.350% due 04/14/2026	8,300	8,287
4.400% due 04/14/2026	12,900	12,879
4.400% due 04/16/2026	10,900	10,880
Alimentation Couche-Tard, Inc. 4.100% due 04/21/2026	43,900	43,796
AMETEK, Inc. 3.900% due 04/09/2026	41,500	41,459
CBRE Services, Inc. 3.970% due 06/12/2026	12,400	12,297
Constellation Energy Generation LLC
3.870% due 04/01/2026	47,800	47,794
3.870% due 04/02/2026	45,600	45,589
Crown Castle, Inc.
4.180% due 04/16/2026	36,400	36,332
4.200% due 04/14/2026	59,700	59,602
4.200% due 04/16/2026	35,300	35,234
Edison International
4.380% due 04/17/2026	61,800	61,678

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.380% due 04/27/2026	38,300	38,180
ERAC USA Finance LLC
4.150% due 04/24/2026	24,500	24,432
4.170% due 04/20/2026	24,900	24,843
4.170% due 04/23/2026	24,900	24,834
4.180% due 04/24/2026	10,300	10,272
Genuine Parts Co. 4.300% due 04/23/2026	9,200	9,175
Global Payments, Inc.
4.200% due 04/01/2026	23,700	23,697
4.200% due 04/02/2026	44,000	43,990
4.200% due 04/06/2026	42,300	42,271
4.220% due 04/02/2026	16,200	16,196
4.220% due 04/06/2026	35,500	35,475
4.220% due 04/07/2026	58,900	58,858
4.230% due 04/07/2026	25,800	25,782
Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	15,600	15,588
4.170% due 04/08/2026	13,130	13,118
4.170% due 04/16/2026	1,900	1,897
HCA, Inc.
4.100% due 04/02/2026	300	300
4.150% due 04/16/2026	23,900	23,855
4.150% due 04/17/2026	14,000	13,972
4.150% due 04/22/2026	10,200	10,173
4.200% due 05/06/2026	6,600	6,571
4.200% due 05/11/2026	78,800	78,407
4.200% due 05/12/2026	34,900	34,722
4.200% due 05/13/2026	1,400	1,393
4.200% due 05/18/2026	23,300	23,163
4.250% due 05/01/2026	5,800	5,778
4.380% due 04/23/2026	18,900	18,848
4.380% due 05/01/2026	2,700	2,690
Jabil, Inc. 4.120% due 04/08/2026	34,500	34,466
Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	37,200	37,167
4.000% due 04/08/2026	9,700	9,691
4.250% due 04/08/2026	15,200	15,187
4.250% due 04/09/2026	27,584	27,556
Keurig Dr. Pepper, Inc.
3.900% due 04/08/2026	2,500	2,498
3.900% due 04/15/2026	800	799
3.900% due 04/23/2026	13,500	13,463
3.920% due 04/27/2026	40,100	39,971
3.970% due 04/15/2026	10,400	10,382
4.100% due 04/09/2026	32,400	32,366
4.300% due 04/08/2026	17,000	16,984
4.300% due 04/13/2026	7,900	7,888
4.300% due 05/01/2026	26,300	26,202
4.350% due 05/08/2026	16,300	16,226
4.380% due 05/07/2026	56,550	56,299
Leidos, Inc. 4.180% due 04/23/2026	35,400	35,306
Phillips 66
4.000% due 04/02/2026	74,000	73,984
4.050% due 04/01/2026	650	650
4.050% due 04/02/2026	800	800
4.100% due 04/08/2026	64,050	63,993
4.150% due 04/20/2026	11,600	11,574
4.300% due 04/24/2026	11,900	11,868
4.370% due 05/01/2026	32,100	31,988
Rogers Communications, Inc.
4.150% due 04/16/2026	11,300	11,280
4.200% due 04/09/2026	2,700	2,697
Targa Resources Corp.
3.950% due 05/01/2026	3,600	3,587
3.950% due 05/04/2026	1,400	1,395
VW Credit, Inc. 4.220% due 05/06/2026	9,500	9,461

		1,709,982

SHORT-TERM NOTES 0.3%
Carvana Auto Receivables Trust 3.930% due 03/10/2027	27,400	27,402
HPEFS Equipment Trust 4.153% due 10/20/2026	5,502	5,504
LAD Auto Receivables Trust 3.871% due 02/16/2027	3,818	3,818

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Westlake Automobile Receivables Trust 3.874% due 01/15/2027	9,157	9,156

		45,880

Total Short-Term Instruments (Cost $1,807,163)		1,806,953

Total Investments in Securities (Cost $16,070,877)		16,069,162

Total Investments 100.6% (Cost $16,070,877)		$16,069,162
Financial Derivative Instruments(c)(0.0)%(Cost or Premiums, net $0)		(204)
Other Assets and Liabilities, net (0.6)%		(89,029)

Net Assets 100.0%		$15,979,929

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BPCE SA	5.125%	01/18/2028	02/06/2026	$1,325	$1,316	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JPS	3.760%	03/31/2026	04/01/2026	$(8,811)	$(8,811)

Total Reverse Repurchase Agreements	$(8,811)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(13,182) at a weighted average interest rate of 3.754%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2026	1,450	$(156,861)	$135	$0	$(204)

Total Futures Contracts	$135	$0	$(204)

Cash of $3,966 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,000,928	$0	$6,000,928
Industrials	0	2,161,081	0	2,161,081
Utilities	0	780,634	0	780,634
U.S. Government Agencies	0	2,289,250	0	2,289,250
U.S. Treasury Obligations	0	542,425	0	542,425
Non-Agency Mortgage-Backed Securities	0	212,018	0	212,018
Asset-Backed Securities
Automobile ABS Other	0	767,341	0	767,341
Automobile Sequential	0	771,915	0	771,915
CMBS Other	0	18,854	0	18,854
Credit Card Bullet	0	93,882	0	93,882
Credit Card Other	0	150,092	0	150,092
Other ABS	0	350,503	0	350,503
Sovereign Issues	0	123,286	0	123,286
Short-Term Instruments
Certificates of Deposit	0	51,091	0	51,091
Commercial Paper	0	1,709,982	0	1,709,982

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Short-Term Notes	0	45,880	0	45,880

Total Investments	$0	$16,069,162	$0	$16,069,162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(204)	$0	$(204)

Total Financial Derivative Instruments	$0	$(204)	$0	$(204)

Totals	$0	$16,068,958	$0	$16,068,958

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Inflation PLUS Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Inflation Protected Securities(a)
2.375% due 01/15/2027	$3,871	$3,939
0.125% due 07/15/2026	8,549	8,672
0.125% due 10/15/2026	2,500	2,521
0.125% due 04/15/2027	4,953	4,926

Total U.S. Treasury Obligations (Cost $20,063)		20,058

Total Investments in Securities (Cost $20,063)		20,058

Total Investments 100.3% (Cost $20,063)		$20,058
Financial Derivative Instruments (b)(c)0.0%(Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (0.3)%		(60)

Net Assets 100.0%		$19,998

Schedule of Investments PIMCO Inflation PLUS Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	3.677%	Maturity	07/15/2026	$2,800	$0	$0	$0	$0	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.685	Maturity	10/15/2026	3,400	0	0	0	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.695	Maturity	01/15/2027	4,100	0	0	0	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.699	Annual	04/15/2027	4,900	0	0	0	0	0

Total Swap Agreements	$0	$0	$0	$0	$0

(1)	This instrument has a forward starting effective date.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/30/2026	$11,800	$0	$0	$0	$0

Total Swap Agreements	$0	$0	$0	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$20,058	$0	$20,058

Total Investments	$0	$20,058	$0	$20,058

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
MUNICIPAL BONDS & NOTES 79.7%
ALABAMA 3.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 2.770% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,997
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,247
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,945
5.500% due 10/01/2054	5,000	5,397
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,839
5.000% due 10/01/2055	4,800	5,067
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	3,300	3,493
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	11,840	12,343
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026 5.000% due 07/01/2033	5,700	5,962
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,500	1,637
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	4,700	5,015
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,585
5.000% due 11/15/2036	1,220	1,282
5.000% due 11/15/2037	875	915
Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,210	2,275
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,500	3,824
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	1,900	1,887
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,400	4,634
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,246
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	8,700	8,893
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,751
5.000% due 01/01/2056	14,400	14,492
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,639

		109,365

ALASKA 0.2%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,073
Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,058
Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2021 5.000% due 06/01/2033	2,890	3,120

		6,251

ARIZONA 0.7%
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	2,890	3,149
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	8,500	8,836
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	411
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,500	1,510
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2043	5,000	5,439

		19,345

CALIFORNIA 4.1%
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,966

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.250% due 11/01/2054	7,750	8,180
5.500% due 10/01/2054	1,870	2,035
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,100	6,437
5.000% due 01/01/2055	895	914
5.000% due 02/01/2055	8,100	8,711
5.000% due 11/01/2055	4,190	4,277
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	5,400	5,455
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	995
4.000% due 03/01/2039	1,500	1,407
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,223
California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	600	639
5.250% due 12/01/2042	3,000	3,170
5.250% due 12/01/2043	2,825	2,970
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	4,400	4,848
California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	3,250	3,522
5.000% due 12/01/2035	7,400	8,180
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,100	1,099
California Municipal Finance Authority Revenue Bonds, Series 2025 3.998% due 11/20/2040	5,082	4,869
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,500
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	3,080
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	6,400	6,498
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	3,500	3,609
Central Valley Energy Authority, California Revenue Notes, Series 2026 5.000% due 08/01/2034	3,300	3,474
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (b)	1,500	777
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,007	1,041
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	1,955	1,731
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	5,559
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,101
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020 4.000% due 06/01/2036	3,400	3,517
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	518
5.000% due 09/01/2044	690	705
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,596

		115,603

COLORADO 1.2%
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	300	316
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	6,000	5,284
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	1,365	1,387
5.000% due 11/15/2049	1,360	1,379
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,322
5.250% due 11/01/2037	1,450	1,579
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	5,800	6,209
Colorado Health Facilities Authority Revenue Notes, Series 2024 5.000% due 05/15/2033	4,500	4,977
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	4,000	3,757
Colorado State Certificates of Participation Bonds, Series 2018 4.000% due 12/15/2036	3,455	3,478
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,396

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.182% (SOFRRATE) due 09/01/2039 ~	3,400	3,396

		34,480

CONNECTICUT 1.7%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	2,690	2,775
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,070
5.000% due 01/01/2035	4,290	4,432
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,426
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,841
Connecticut State General Obligation Notes, Series 2022 5.000% due 09/15/2028	2,725	2,888
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 2.300% due 07/01/2057	25,000	25,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,263
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	1,943

		48,638

DISTRICT OF COLUMBIA 1.8%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2039	9,155	10,060
District of Columbia General Obligation Notes, Series 2024 5.000% due 08/01/2031	3,000	3,323
District of Columbia Housing Finance Agency Revenue Notes, Series 2025 3.150% due 02/01/2030	780	782
District of Columbia Income Tax Revenue Bonds, Series 2025 5.000% due 06/01/2041	5,500	6,037
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2028	8,500	8,951
District of Columbia Revenue Bonds, Series 2025 5.000% due 04/01/2060	13,000	14,235
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,126
5.000% due 07/01/2033	5,000	5,111

		50,625

FLORIDA 2.7%
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2029	3,450	3,696
5.000% due 07/01/2030	2,000	2,178
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,024
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,197
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 2.750% due 11/15/2054	17,000	17,000
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,500	1,621
Jacksonville Housing Finance Authority, Florida Revenue Bonds, Series 2025 3.150% due 01/01/2046	2,300	2,303
JEA Electric System, Florida Revenue Notes, Series 2024 5.000% due 10/01/2034	4,500	5,107
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 4.000% due 10/01/2039	1,000	1,005
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026 5.000% due 04/01/2065	4,000	4,403
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,085
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025 5.250% due 04/01/2038	6,000	6,677
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017 4.000% due 07/01/2033	3,000	3,005
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024 5.000% due 10/01/2032	2,750	3,080
Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023 5.000% due 10/01/2028	1,450	1,529
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,266
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (b)	1,850	1,291
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (b)	350	331
0.000% due 10/01/2029 (b)	700	613
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2032	2,295	2,565

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022 5.000% due 03/15/2052	5,000	5,078
South Broward Hospital District, Florida Revenue Bonds, Series 2016 4.000% due 05/01/2044	3,300	3,014
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (b)	200	152

		76,220

GEORGIA 2.2%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,853
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,883
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	613
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,035
5.000% due 04/01/2043	3,375	3,541
Development Authority of Burke County, Georgia Revenue Bonds, Series 2008 3.375% due 11/01/2048	4,500	4,515
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,074
Gainesville & Hall County, Georgia Hospital Authority Revenue Notes, Series 2024 5.000% due 10/15/2030	3,000	3,259
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	715
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	708
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	1,915	1,935
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,047
5.000% due 12/01/2053	7,600	8,048
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,800	1,908
5.000% due 12/01/2054	1,800	1,922
5.000% due 05/01/2055	3,400	3,569
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	15,300	16,074
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,251
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	1,831
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2027	200	203
Municipal Electric Authority of Georgia Revenue Notes, Series 2024 5.000% due 01/01/2033	2,500	2,783

		61,767

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	3,200	3,448
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.450% due 01/01/2044	2,255	2,233
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 01/01/2056	2,750	3,097

		8,778

ILLINOIS 4.0%
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	3,620	3,669
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	5,300	5,398
Illinois Finance Authority Revenue Bonds, Series 2020 2.700% due 08/15/2049	7,600	7,600
Illinois Finance Authority Revenue Bonds, Series 2022 2.700% due 08/15/2057	19,000	19,000
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2038	8,320	8,953
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2033	3,500	3,849
Illinois Sales Tax State Revenue Bonds, Series 2024 5.000% due 06/15/2040	1,195	1,271
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,148
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	1,295	1,335
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	5,350	5,579
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	7,000	7,420

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Illinois State General Obligation Notes, Series 2024 5.000% due 05/01/2032	5,000	5,463
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,100	2,100
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,651
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	14,400	14,906
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,925
5.000% due 01/01/2036	5,000	5,567
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (b)	500	332
0.000% due 06/15/2037 (b)	1,500	943
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025 5.000% due 06/01/2038	2,520	2,792
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,378
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,044

		110,323

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,825	3,645
2.550% due 05/01/2028	4,725	4,724
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,045
4.250% due 11/01/2030	1,500	1,539
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,562
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,107
5.000% due 10/01/2037	800	880
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	3,000	3,326
Indiana Finance Authority Revenue Notes, Series 2024
5.000% due 03/01/2031	600	644
5.000% due 03/01/2032	700	758
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 02/01/2048	4,000	4,386
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	3,900	4,017

		28,633

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,200
5.000% due 12/01/2050	800	902

		4,102

KANSAS 0.1%
Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2041	2,105	2,190

KENTUCKY 1.7%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	4,500	4,917
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 2.550% due 05/01/2028	7,300	7,299
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,650	1,651
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	1,800	1,906
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	1,700	1,800
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	23,500	24,754
Kentucky State Property & Building Commission Revenue Bonds,Series 2024 4.375% due 09/01/2040	5,785	6,024

		48,351

LOUISIANA 0.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	13,100	12,612
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,241
5.000% due 08/15/2028	1,200	1,233

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2037	960	1,066
5.000% due 07/01/2040	700	758
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,088
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	4,400	4,721

		22,719

MARYLAND 1.5%
Baltimore County, Maryland General Obligation Bonds , Series 2026 5.000% due 03/01/2038	7,745	8,799
Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025 6.250% due 09/01/2056	6,880	7,634
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,472
Maryland Economic Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2048	6,000	6,401
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	440
4.000% due 06/01/2037	225	216
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,200	2,364
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	369
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	3,490	3,820
Washington Suburban Sanitary Commission, Maryland Revenue Bonds, (CNTY Insured), Series 2013 2.850% due 06/01/2027	9,840	9,840

		41,355

MASSACHUSETTS 0.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2036	5,000	5,703
5.000% due 04/01/2040	1,750	1,941
5.000% due 04/01/2042	2,000	2,188
5.000% due 04/01/2043	2,500	2,719
5.000% due 08/01/2048	6,500	6,811
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,563

		20,925

MICHIGAN 2.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.228% (TSFR3M) due 07/01/2032 ~	3,000	2,991
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,251
5.000% due 07/01/2030	1,715	1,851
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2037	5,000	5,505
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.170% (MUNIPSA) due 04/15/2047 ~	3,500	3,493
Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022 5.000% due 04/15/2030	2,000	2,162
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	5,000	5,144
Michigan Finance Authority Revenue Bonds, Series 2024 5.000% due 02/28/2039	1,290	1,364
Michigan Finance Authority Revenue Notes, Series 2024 5.000% due 08/31/2034	1,930	2,121
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,104
Michigan State Hospital Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2035	4,600	5,166
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	1,770	1,936
Michigan State Housing Development Authority Revenue Bonds, Series 2025 6.000% due 06/01/2056	19,900	21,912
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	1,978
Northern Michigan University Revenue Bonds, Series 2025 5.250% due 06/01/2046	1,890	2,012
Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2031	2,730	3,010

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 11/15/2033	2,020	2,267

		65,267

MINNESOTA 0.7%
Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2033	3,410	3,472
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2030	8,000	8,581
5.000% due 07/01/2032	2,000	2,182
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	3,060	3,207
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,800	1,816
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2039	1,000	1,077

		20,335

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,500
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2040	1,000	1,061
Mississippi Development Bank Revenue Notes, Series 2024 5.000% due 01/01/2031	1,250	1,369

		3,930

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	2,700	2,570
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	4,000	4,477
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	7,000	7,707
6.250% due 05/01/2056	1,700	1,892

		16,646

MULTI-STATE 3.3%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	2,793	2,860
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.534% due 11/25/2042	15,387	15,743
4.869% due 01/25/2043	20,876	21,746
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,298	8,243
4.144% due 01/25/2040	10,690	10,603
4.555% due 08/25/2040	13,076	13,152
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.291% due 04/25/2042 ~	4,961	5,202
4.326% due 08/25/2041 ~	6,645	6,818
4.686% due 10/25/2040	6,403	6,503

		90,870

NEBRASKA 0.1%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2042	3,625	3,878

NEVADA 1.2%
Clark County, Nevada Department of Highway Revenue Bonds, Series 2024 4.000% due 07/01/2042	5,000	4,955
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,544
Humboldt County, Nevada Revenue Bonds, Series 2016 3.550% due 10/01/2029	5,000	5,060
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,468
Nevada State General Obligation Bonds, Series 2023 5.000% due 05/01/2040	10,000	10,890
Washoe County School District, Nevada General Obligation Bonds, Series 2023 4.125% due 06/01/2041	4,235	4,293
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,500	2,517

		33,727

NEW HAMPSHIRE 1.7%
New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024 4.150% due 10/20/2040	5,073	5,022

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	4,836	4,633
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 4.162% due 10/01/2051	1,385	1,328
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	9,143	8,785
3.922% due 01/20/2041 ~	6,243	6,047
4.946% due 02/20/2041	8,377	8,582
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2033	4,000	4,430
5.000% due 08/01/2034	1,700	1,893
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,125	5,746

		46,466

NEW JERSEY 1.9%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	12,466	11,255
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	975	976
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,728
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
3.150% due 12/01/2043	1,090	1,092
6.500% due 04/01/2056	2,400	2,679
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,009
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	1,096
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,436
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,163
5.000% due 06/15/2037	10,985	12,037
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,154
5.000% due 06/01/2046	2,100	2,045

		52,670

NEW MEXICO 0.7%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,694
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	7,000	7,160
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,434

		19,288

NEW YORK 8.5%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,613
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2040	1,665	1,812
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,795
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,360
New York City, New York General Obligation Bonds, Series 2015 2.850% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2017 2.850% due 10/01/2046	14,200	14,200
New York City, New York General Obligation Bonds, Series 2018 2.850% due 12/01/2047	10,000	10,000
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,153
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 2.650% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	2,000	2,112
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,599
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 2.850% due 11/01/2042	20,000	20,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 2.700% due 08/01/2042	15,150	15,150
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 2.850% due 11/01/2044	8,000	8,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,190
5.000% due 02/01/2040	2,450	2,602
5.250% due 08/01/2040	4,890	5,284

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,233
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025 5.000% due 11/01/2053	4,600	4,712
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2045	6,900	7,303
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2037	2,000	2,203
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2037	4,500	4,969
5.000% due 05/01/2046	8,000	8,348
5.000% due 05/01/2047	4,000	4,141
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,136
5.000% due 11/01/2036	1,300	1,461
5.000% due 11/01/2037	4,500	5,017
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	6,615	6,758
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,131
5.000% due 11/15/2037	1,000	1,123
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,831
4.000% due 03/15/2048	5,000	4,456
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,301
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2042	2,000	2,151
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039	3,385	3,585
5.000% due 07/01/2040	1,500	1,577
5.000% due 03/15/2042	2,250	2,447
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	6,100	6,835
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,014
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	6,500	5,900
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2042	4,300	4,701
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	4,900	5,415
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,086
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,940	2,951
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,151
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	4,200	4,719
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 12/01/2033	1,000	1,146
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,274
5.000% due 06/01/2027	2,800	2,862

		235,807

NORTH CAROLINA 1.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 2.750% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,188
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	2,979	2,860
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	3,335	3,645
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	4,100	4,659
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	4,300	4,666

		35,783

NORTH DAKOTA 0.2%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,133

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	2,650	2,904

		4,037

OHIO 2.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038	1,830	1,821
4.000% due 06/01/2048	2,800	2,348
5.000% due 06/01/2035	1,000	1,053
5.000% due 06/01/2036	3,065	3,214
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,259
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2039	1,000	1,097
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	563
Lorain Metropolitan Housing Authority, Ohio Revenue Notes,(HUD Insured), Series 2025 3.220% due 06/01/2029	1,300	1,302
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	121
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	8,950	9,235
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,052
Ohio Air Quality Development Authority Revenue Notes, Series 2026 3.875% due 01/01/2036	2,600	2,569
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 2.800% due 01/01/2043	20,080	20,080
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,648
5.000% due 02/01/2039	1,750	1,911
5.000% due 02/01/2042	1,700	1,824
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	8,730	9,565
Ohio Water Development Authority Revenue Bonds, Series 2023 5.000% due 12/01/2038	1,250	1,381
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	5,000	5,159
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	420
5.000% due 12/01/2039	430	466
5.000% due 12/01/2040	410	442
5.000% due 12/01/2041	460	495
University of Cincinnati, Ohio Revenue Bonds, Series 2025 5.000% due 06/01/2041	2,765	2,973
Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (b)	845	690
0.000% due 12/01/2032 (b)	880	687

		75,375

OKLAHOMA 0.3%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,032
5.000% due 06/01/2037	1,100	1,200
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2036	4,000	4,441
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025 5.000% due 09/01/2032	1,600	1,751

		9,424

OREGON 0.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,582
5.000% due 08/15/2036	1,500	1,574
5.000% due 08/15/2037	1,600	1,674
Multnomah County, Oregon School District No 1J Portland General Obligation Bonds, Series 2026 5.000% due 06/15/2043	7,165	7,828
Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,106
5.000% due 05/15/2038	2,250	2,474
Oregon Housing & Community Services Department State Revenue Bonds, Series 2025 3.125% due 07/01/2044	1,285	1,287
Oregon State Lottery Revenue Bonds, Series 2025 5.000% due 04/01/2036	1,440	1,640
Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	1,390	1,588

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 04/01/2035	2,015	2,317

		23,070

PENNSYLVANIA 3.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.120% (MUNIPSA) due 11/15/2047 ~	10,000	9,929
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	7,350	7,071
Commonwealth of Pennsylvania General Obligation Bonds, Series 2026 5.000% due 04/01/2043	15,065	16,450
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,581
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023 4.000% due 03/01/2035	1,100	1,138
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023 4.000% due 03/01/2033	600	624
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,845
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	5,500	5,663
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	6,900	7,509
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,274
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	1,080	1,178
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,950
5.000% due 12/01/2036	8,170	8,799
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2043	4,000	4,322
Pennsylvania Turnpike Commission Revenue Notes, Series 2026 5.000% due 06/01/2035	3,000	3,400
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2024 2.650% due 07/01/2054	3,000	3,000
Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 5.000% due 02/01/2031	2,500	2,674
Philadelphia, Pennsylvania General Obligation Bonds, Series 2021 4.000% due 05/01/2037	2,700	2,728
School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 4.000% due 09/01/2038	2,200	2,208
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	3,750	4,025
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2031	1,000	1,106

		94,474

PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	930	908
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	64,400	22,679
0.000% due 07/01/2051 (b)	26,355	6,755
4.500% due 07/01/2034	8,671	8,671
5.000% due 07/01/2058	1,000	952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,700	3,651
4.550% due 07/01/2040	4,200	4,188

		47,804

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2037	1,000	1,054
Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024 5.000% due 05/15/2034	6,500	6,992
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,005
5.000% due 06/01/2040	2,000	2,000

		21,051

SOUTH CAROLINA 0.8%
Charleston County, South Carolina Airport District Revenue Notes, Series 2024 5.000% due 07/01/2033	1,720	1,937
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	2,800	2,990
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	9,000	10,026
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.500% due 12/01/2054	3,000	3,172

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,175	1,274
5.000% due 12/01/2042	1,500	1,612

		21,011

SOUTH DAKOTA 0.1%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	3,305	3,271

TENNESSEE 1.2%
Knoxville's Community Development Corp., Tennessee Revenue Bonds, Series 2025 3.150% due 05/01/2046	1,995	1,999
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	848
5.000% due 07/01/2038	500	551
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	3,265	3,331
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025 5.000% due 11/15/2048	5,500	5,944
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,020
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,381
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	1,850	1,873
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,400	3,597
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	6,580	7,202

		33,746

TEXAS 12.1%
AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024 4.000% due 08/15/2044	3,575	3,344
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	4,000	4,344
5.000% due 02/15/2041	2,800	3,022
Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024 4.500% due 03/01/2043	3,750	3,710
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,700	1,713
Board of Regents of the University of Texas System Revenue Bonds, Series 2024 5.000% due 08/15/2041	5,385	5,867
Board of Regents of the University of Texas System Revenue Bonds, Series 2025 5.000% due 08/15/2036	3,500	3,967
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (b)	3,000	2,969
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	3,600	3,851
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 02/15/2044	4,450	4,722
Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/01/2042	5,000	4,940
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2039	5,300	5,856
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,481
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,325
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2024 4.350% due 10/01/2041	2,330	2,281
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2025 4.450% due 04/01/2041	1,990	1,981
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	2,100	2,285
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,822
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2037	5,220	5,752
Ector County, Texas General Obligation Notes, Series 2024 5.000% due 02/15/2035	1,700	1,896
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	14,200	13,934
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	5,000	4,996
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	24,000	24,443
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	1,094	1,086

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,169
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 2.700% due 10/01/2041	13,400	13,400
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	6,000	6,349
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2041	7,800	8,375
Harris County, Texas Toll Road Revenue Bonds, Series 2023 5.000% due 08/15/2035	2,960	3,296
Harris County, Texas Toll Road Revenue Bonds, Series 2024 5.000% due 08/15/2037	5,000	5,554
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	1,540	1,678
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,464
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,498
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 4.000% due 02/15/2039	3,250	3,272
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,647
5.000% due 02/15/2038	2,000	2,183
5.000% due 02/15/2039	5,000	5,411
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	14,500	14,700
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,471
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2039	1,200	1,296
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	4,000	4,360
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,600	2,614
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,300
4.000% due 05/15/2044	720	681
5.000% due 05/15/2038	1,000	1,077
5.000% due 05/15/2039	1,000	1,070
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	2,000	1,918
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025 5.250% due 08/15/2041	5,000	5,533
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2040	940	1,012
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	4,300	4,695
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,179
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	3,600	3,975
San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds,Series 2024 4.550% due 03/01/2043	5,000	4,976
San Antonio Water System, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2039	4,200	4,651
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,453
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,924
5.000% due 02/01/2040	4,380	4,790
5.000% due 02/01/2041	3,000	3,266
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025 3.080% due 02/01/2055	11,500	11,483
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,455
Tarrant County Housing Finance Corp. Texas Revenue Bonds,Series 2024 4.600% due 03/01/2043	2,000	2,001
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2053	5,000	5,438
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	6,400	7,072
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026 2.700% due 11/15/2063	16,500	16,500
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	8,250	9,183
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.087% (TSFR3M) due 12/15/2026 ~	2,500	2,501
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 06/30/2037	2,950	2,877
Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	4,500	4,972
5.000% due 10/01/2042	5,790	6,306
Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,178

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 03/15/2041	2,000	2,166
Texas Transportation Commission Revenue Bonds, Series 2019 0.000% due 08/01/2046 (b)	2,950	1,048
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	8,400	8,438
Texas Water Development Board Revenue Bonds, Series 2023 4.600% due 10/15/2039	2,045	2,158
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,297
5.000% due 10/15/2030	1,775	1,948
Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2028	500	511
5.000% due 09/01/2032	400	426

		338,782

UTAH 0.3%
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	2,915	3,254
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	3,760	4,262

		7,516

VIRGINIA 0.9%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,201
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	4,000	4,507
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,020
5.000% due 07/01/2038	600	653
Virginia Commonwealth Transportation Board Revenue Notes, Series 2026 5.000% due 05/15/2034	5,180	5,912
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	3,300	3,303
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2060	6,500	7,119

		25,715

WASHINGTON 1.9%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,301
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2041	3,500	3,844
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,389
Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020 4.000% due 12/01/2037	2,135	2,166
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	5,010
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,844
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	1,820
Washington Health Care Facilities Authority Revenue Bonds, Series 2025 5.000% due 09/01/2043	2,185	2,289
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030	3,200	3,448
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	3,055	2,934
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2037	1,500	1,602
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,097	3,795
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/01/2050	4,648	4,480
Washington State Housing Finance Commission Revenue Bonds, Series 2025 4.079% due 11/20/2041	10,142	9,616
Washington State Housing Finance Commission Revenue Bonds,Series 2024 4.400% due 03/01/2043	4,500	4,404
Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025 5.000% due 07/01/2035	1,000	1,085

		53,027

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	2,400	2,601

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

WISCONSIN 1.1%
Franklin Public School District, Wisconsin General Obligation Bonds, Series 2025 5.000% due 04/01/2040	6,180	6,648
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,319
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	273
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 2.850% due 04/01/2048	7,150	7,150
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,129
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (b)	1,075	989
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,826
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	2,000	1,950
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,024

		29,308

Total Municipal Bonds & Notes (Cost $2,199,448)		2,224,549

U.S. GOVERNMENT AGENCIES 0.3%
Federal Home Loan Mortgage Corp. 3.800% due 01/01/2040	9,795	9,345

Total U.S. Government Agencies (Cost $9,434)		9,345

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Notes
3.375% due 02/29/2028	68,900	68,362
3.500% due 02/28/2031	56,500	55,408
4.125% due 03/31/2031	4,700	4,734
4.250% due 02/28/2031	26,400	26,746
4.625% due 04/30/2031	35,100	36,147

Total U.S. Treasury Obligations (Cost $191,478)		191,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	2,900	2,913
Multifamily Tax-Exempt Mortgage-Backed Bonds 4.500% due 08/01/2041	989	1,001
San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	3,000	2,957

Total Non-Agency Mortgage-Backed Securities (Cost $6,889)		6,871

	SHARES
SHORT-TERM INSTRUMENTS 11.5%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720(d)	2,640,739	2,641

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 8.0%
Federal Home Loan Bank Discount Notes
3.611% due 07/01/2026 (b)(c)	$11,700	11,593
3.621% due 06/24/2026 (b)(c)	17,100	16,955
3.626% due 05/26/2026 (b)(c)	2,200	2,188
3.631% due 06/22/2026 (b)(c)	500	496
3.632% due 06/12/2026 (b)(c)	600	595
3.634% due 07/08/2026 (b)(c)	53,100	52,576
3.640% due 06/12/2026 (b)(c)	1,300	1,290
3.653% due 09/02/2026 (b)(c)	5,300	5,218
3.658% due 06/05/2026 (b)(c)	21,300	21,159
3.659% due 07/29/2026 - 09/09/2026 (b)(c)	35,900	35,359
3.667% due 08/03/2026 (b)(c)	27,800	27,454
3.679% due 09/09/2026 (b)(c)	17,800	17,514
3.688% due 05/27/2026 (b)(c)	10,800	10,738

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

3.693% due 06/10/2026 (b)(c)	20,900	20,752

		223,887

U.S. TREASURY BILLS 3.1%
3.658% due 04/16/2026 - 07/23/2026 (a)(b)	85,700	85,386

MUNICIPAL BONDS & NOTES 0.3%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	5,000	5,014
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	3,000	3,009

Total Municipal Bonds & Notes (Cost $8,016)		8,023

Total Short-Term Instruments (Cost $319,981)		319,937

Total Investments in Securities (Cost $2,727,230)		2,752,099

Total Investments 98.6% (Cost $2,727,230)		$2,752,099
Other Assets and Liabilities, net 1.4%		40,311

Net Assets 100.0%		$2,792,410

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
(d)				Coupon represents a 7-Day Yield.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023	$11,105	$11,255	0.40%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,840	5,900	0.21

				$16,945	$17,155	0.61%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$109,365	$0	$109,365
Alaska		0	6,251	0	6,251
Arizona		0	19,345	0	19,345
California		0	115,603	0	115,603
Colorado		0	34,480	0	34,480
Connecticut		0	48,638	0	48,638
District of Columbia		0	50,625	0	50,625
Florida		0	76,220	0	76,220
Georgia		0	61,767	0	61,767
Idaho		0	8,778	0	8,778
Illinois		0	110,323	0	110,323
Indiana		0	28,633	0	28,633
Iowa		0	4,102	0	4,102
Kansas		0	2,190	0	2,190
Kentucky		0	48,351	0	48,351
Louisiana		0	22,719	0	22,719
Maryland		0	41,355	0	41,355
Massachusetts		0	20,925	0	20,925
Michigan		0	65,267	0	65,267
Minnesota		0	20,335	0	20,335
Mississippi		0	3,930	0	3,930
Missouri		0	16,646	0	16,646
Multi-State		0	90,870	0	90,870
Nebraska		0	3,878	0	3,878
Nevada		0	33,727	0	33,727
New Hampshire		0	46,466	0	46,466
New Jersey		0	52,670	0	52,670
New Mexico		0	19,288	0	19,288
New York		0	235,807	0	235,807
North Carolina		0	35,783	0	35,783
North Dakota		0	4,037	0	4,037
Ohio		0	75,375	0	75,375
Oklahoma		0	9,424	0	9,424
Oregon		0	23,070	0	23,070
Pennsylvania		0	94,474	0	94,474
Puerto Rico		0	47,804	0	47,804
Rhode Island		0	21,051	0	21,051
South Carolina		0	21,011	0	21,011
South Dakota		0	3,271	0	3,271
Tennessee		0	33,746	0	33,746
Texas		0	338,782	0	338,782
Utah		0	7,516	0	7,516
Virginia		0	25,715	0	25,715
Washington		0	53,027	0	53,027

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

West Virginia	0	2,601	0	2,601
Wisconsin	0	29,308	0	29,308
U.S. Government Agencies	0	9,345	0	9,345
U.S. Treasury Obligations	0	191,397	0	191,397
Non-Agency Mortgage-Backed Securities	0	6,871	0	6,871
Short-Term Instruments
Mutual Funds	0	2,641	0	2,641
Short-Term Notes	0	223,887	0	223,887
U.S. Treasury Bills	0	85,386	0	85,386
Municipal Bonds & Notes	0	8,023	0	8,023

Total Investments	$0	$2,752,099	$0	$2,752,099

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.4% ¤
CORPORATE BONDS & NOTES 92.6%
BANKING & FINANCE 36.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$3,021	$2,988
3.000% due 10/29/2028	576	555
3.300% due 01/30/2032	2,658	2,415
3.400% due 10/29/2033	400	354
3.850% due 10/29/2041	113	90
5.750% due 06/06/2028	544	557
Air Lease Corp. 3.000% due 02/01/2030	494	459
Aircastle Ltd.
4.250% due 06/15/2026	835	834
6.500% due 07/18/2028	738	766
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030	1,280	1,278
Ally Financial, Inc.
5.548% due 07/31/2033 •	1,460	1,435
6.184% due 07/26/2035 •	5,309	5,327
6.848% due 01/03/2030 •	150	157
American Express Co.
4.420% due 08/03/2033 •	235	229
4.918% due 07/20/2033 •	706	708
5.389% due 07/28/2027 •	82	82
5.442% due 01/30/2036 •	978	996
5.645% due 04/23/2027 •	26	26
5.667% due 04/25/2036 •	1,001	1,035
6.489% due 10/30/2031 •	828	890
American Financial Group, Inc. 4.500% due 06/15/2047	423	342
American Homes 4 Rent LP
2.375% due 07/15/2031	44	39
4.900% due 02/15/2029	453	456
5.500% due 02/01/2034	649	655
American Tower Corp.
2.100% due 06/15/2030	500	450
2.750% due 01/15/2027	624	616
2.900% due 01/15/2030	3,461	3,251
2.950% due 01/15/2051	2,401	1,483
3.125% due 01/15/2027	322	319
3.600% due 01/15/2028	1,025	1,010
5.200% due 02/15/2029	1,384	1,408
5.350% due 03/15/2035	261	263
5.650% due 03/15/2033	323	334
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	800	762
Ameriprise Financial, Inc. 4.500% due 05/13/2032	957	950
Aon Corp./Aon Global Holdings PLC 3.900% due 02/28/2052	545	398
Arch Capital Group Ltd. 3.635% due 06/30/2050	542	388
ARES Capital Corp.
2.875% due 06/15/2027	1,221	1,189
2.875% due 06/15/2028	1,790	1,691
5.800% due 03/08/2032	72	71
5.875% due 03/01/2029	511	515
5.950% due 07/15/2029	263	264
ARES Management Corp. 5.600% due 10/11/2054	2	2
ARES Strategic Income Fund
5.600% due 02/15/2030	490	477
6.200% due 03/21/2032	353	346
Arthur J Gallagher & Co.
3.500% due 05/20/2051	2,787	1,909
5.750% due 07/15/2054	276	265
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	822	762
Athene Global Funding
1.608% due 06/29/2026	1,204	1,195
2.673% due 06/07/2031	1,224	1,068

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Athene Holding Ltd. 6.625% due 05/19/2055	46	44
Australia & New Zealand Banking Group Ltd. 4.400% due 05/19/2026 (e)	468	468
Aviation Capital Group LLC 6.250% due 04/15/2028	2,298	2,364
Avilease Capital Ltd. 4.750% due 11/12/2030	1,544	1,504
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	752	727
4.700% due 01/30/2031	4,208	4,125
AXIS Specialty Finance PLC 4.000% due 12/06/2027	273	271
Bain Capital Specialty Finance, Inc. 5.950% due 03/01/2031	1,473	1,407
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	400	416
6.138% due 09/14/2028 •	400	409
7.883% due 11/15/2034 •	1,533	1,736
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	798	786
Banco Internacional del Peru SAA Interbank 4.800% due 07/15/2031	2,638	2,600
Banco Santander SA
5.127% due 11/06/2035	2,800	2,731
5.294% due 08/18/2027	120	121
5.538% due 03/14/2030 •	65	67
Bank Hapoalim BM 5.252% due 01/14/2033	3,200	3,163
Bank of America Corp.
1.898% due 07/23/2031 •	657	585
1.922% due 10/24/2031 •	300	266
2.572% due 10/20/2032 •	3,759	3,346
2.592% due 04/29/2031 •	343	317
2.972% due 02/04/2033 •	313	283
3.194% due 07/23/2030 •	557	534
3.419% due 12/20/2028 •	3,003	2,951
3.593% due 07/21/2028 •	74	73
4.948% due 07/22/2028 •	64	64
5.015% due 07/22/2033 •	4,140	4,166
5.202% due 04/25/2029 •	3,189	3,235
5.288% due 04/25/2034 •	2,819	2,854
5.464% due 05/09/2036 •	545	556
5.468% due 01/23/2035 •	4,019	4,104
5.511% due 01/24/2036 •	531	542
5.872% due 09/15/2034 •	940	985
6.204% due 11/10/2028 •	126	129
Bank of Ireland Group PLC 2.029% due 09/30/2027 •	1,195	1,180
Bank of Montreal 5.717% due 09/25/2028	115	118
Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	1,308	1,293
5.060% due 07/22/2032 •	120	122
5.802% due 10/25/2028 •	422	432
5.834% due 10/25/2033 •	4,431	4,699
6.474% due 10/25/2034 •	179	196
Bank of Nova Scotia
4.404% due 09/08/2028 •	1,185	1,184
4.850% due 02/01/2030	490	496
Banque Federative du Credit Mutuel SA 4.541% due 01/15/2031	2,345	2,314
Barclays PLC
2.279% due 11/24/2027 •	79	78
2.894% due 11/24/2032 •	374	334
4.476% due 11/11/2029 •	61	61
4.972% due 05/16/2029 •	4,840	4,870
5.207% due 02/24/2037 •	3,322	3,216
5.335% due 09/10/2035 •	175	173
5.785% due 02/25/2036 •	864	874
5.829% due 05/09/2027 •	120	120
6.224% due 05/09/2034 •	448	471
6.496% due 09/13/2027 •	1,257	1,268
7.385% due 11/02/2028 •	1,520	1,583
7.437% due 11/02/2033 •	464	519
Berkshire Hathaway Finance Corp. 3.850% due 03/15/2052	1,572	1,188
BGC Group, Inc. 6.600% due 06/10/2029	1,544	1,594
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	288	270
4.000% due 10/02/2047	536	404
5.900% due 11/03/2027	130	133

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Blackstone Secured Lending Fund 2.750% due 09/16/2026	1,195	1,179
Block Financial LLC 3.875% due 08/15/2030	1,198	1,130
Blue Owl Capital Corp.
3.400% due 07/15/2026	201	199
5.950% due 03/15/2029	491	485
Blue Owl Finance LLC
3.125% due 06/10/2031	1,189	1,026
4.125% due 10/07/2051	656	435
6.250% due 04/18/2034	2,354	2,265
BNP Paribas SA
4.400% due 08/14/2028	6,309	6,284
4.916% due 01/15/2034 •	4,024	3,937
Boston Properties LP 2.550% due 04/01/2032	100	86
BPCE SA
3.500% due 10/23/2027	622	613
5.936% due 05/30/2035 •	1,885	1,929
6.612% due 10/19/2027 •	650	657
Brandywine Operating Partnership LP 3.950% due 11/15/2027	375	360
Brighthouse Financial Global Funding 1.550% due 05/24/2026	446	444
Brighthouse Financial, Inc.
3.850% due 12/22/2051	90	50
4.700% due 06/22/2047	650	442
Brixmor Operating Partnership LP 2.500% due 08/16/2031	495	441
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,354	1,267
Brookfield Finance, Inc.
3.625% due 02/15/2052	942	640
3.900% due 01/25/2028	1,202	1,190
4.850% due 03/29/2029	2,820	2,834
Brown & Brown, Inc.
2.375% due 03/15/2031	831	732
5.250% due 06/23/2032	239	239
5.650% due 06/11/2034	45	45
CaixaBank SA
5.581% due 07/03/2036 •	434	437
6.037% due 06/15/2035 •	276	288
6.684% due 09/13/2027 •	1,708	1,724
Cantor Fitzgerald LP 7.200% due 12/12/2028	928	965
Capital One Financial Corp.
3.273% due 03/01/2030 •	501	483
4.100% due 02/09/2027	184	184
4.927% due 05/10/2028 •	25	25
5.268% due 05/10/2033 •	560	559
5.468% due 02/01/2029 •	723	734
6.312% due 06/08/2029 •	1,315	1,360
Capital One NA 4.650% due 09/13/2028	2,794	2,806
CBRE Services, Inc. 5.950% due 08/15/2034	4,319	4,498
Charles Schwab Corp.
1.650% due 03/11/2031	5,795	5,053
2.900% due 03/03/2032	685	620
Chubb INA Holdings LLC
3.050% due 12/15/2061	607	365
5.000% due 03/15/2034	144	145
CI Financial Corp. 7.500% due 05/30/2029	1,251	1,313
Citadel Finance LLC 5.150% due 02/14/2031	3,516	3,435
Citadel LP 6.375% due 01/23/2032	670	695
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030	404	411
Citibank NA 5.570% due 04/30/2034	3,853	3,993
Citigroup, Inc.
2.572% due 06/03/2031 •	500	458
3.057% due 01/25/2033 •	2,236	2,023
3.070% due 02/24/2028 •	130	128
3.668% due 07/24/2028 •	563	557
4.075% due 04/23/2029 •	393	390
4.412% due 03/31/2031 •	80	79
4.542% due 09/19/2030 •	2,318	2,310
4.910% due 05/24/2033 •	150	149
6.270% due 11/17/2033 •	1,161	1,241
Citizens Bank NA 4.575% due 08/09/2028 •	463	463

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	939
3.250% due 04/30/2030	10	9
5.718% due 07/23/2032 •	2,444	2,513
CNA Financial Corp. 2.050% due 08/15/2030	150	134
CNO Global Funding 5.875% due 06/04/2027	1,196	1,212
Commonwealth Bank of Australia 2.688% due 03/11/2031 (e)	1,199	1,085
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	774	761
3.649% due 04/06/2028 •	25	25
3.750% due 07/21/2026	891	889
5.564% due 02/28/2029 •	45	46
5.710% due 01/21/2033 •	2,618	2,721
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.650% due 04/05/2027	1,754	1,739
3.850% due 04/05/2029	1,256	1,227
4.400% due 04/05/2052	1,149	896
Credit Agricole SA
5.230% due 01/09/2029 •	3,490	3,530
5.301% due 07/12/2028	51	52
6.316% due 10/03/2029 •	2,332	2,428
Crown Castle, Inc.
2.100% due 04/01/2031	20	17
2.250% due 01/15/2031	1,006	889
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	610
2.900% due 04/01/2041	172	122
3.100% due 11/15/2029	1,479	1,397
3.300% due 07/01/2030	100	94
4.300% due 02/15/2029	681	673
Danske Bank AS
4.375% due 06/12/2028	2,755	2,750
4.999% due 03/27/2032 •	800	802
5.705% due 03/01/2030 •	1,200	1,234
Deutsche Bank AG
5.373% due 01/10/2029 •	980	992
5.706% due 02/08/2028 •	242	244
6.720% due 01/18/2029 •	4,207	4,360
7.079% due 02/10/2034 •	847	908
Digital Realty Trust LP
3.700% due 08/15/2027	51	50
5.550% due 01/15/2028	469	478
DNB Bank ASA 1.535% due 05/25/2027 •	1,741	1,733
Empower Finance 2020 LP 3.075% due 09/17/2051	2,615	1,669
EPR Properties
3.750% due 08/15/2029	2,070	1,984
4.950% due 04/15/2028	60	60
EQT AB 5.850% due 05/08/2035	1,624	1,630
Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	3,894	3,501
3.000% due 07/15/2050	1,113	693
3.200% due 11/18/2029	3,338	3,179
Equitable America Global Funding 4.700% due 09/15/2032	873	849
Equitable Financial Life Global Funding 1.300% due 07/12/2026	620	615
Equitable Holdings, Inc.
4.350% due 04/20/2028	496	495
5.000% due 04/20/2048	209	181
Extra Space Storage LP 2.350% due 03/15/2032	1,646	1,413
F&G Annuities & Life, Inc.
6.250% due 10/04/2034	147	140
6.500% due 06/04/2029	731	734
F&G Global Funding
1.750% due 06/30/2026	135	134
2.300% due 04/11/2027	641	625
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	2,080	2,135
FIBRA Prologis 5.625% due 01/14/2038	1,952	1,862
Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	191
3.400% due 06/15/2030	499	470
First American Financial Corp. 4.000% due 05/15/2030	313	299

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

First Citizens BancShares, Inc. 4.869% due 03/03/2032 •	1,952	1,887
FMR LLC 5.150% due 02/01/2043	416	390
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	928	890
3.815% due 11/02/2027	865	848
4.125% due 08/17/2027	1,313	1,296
4.542% due 08/01/2026	936	935
5.112% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,202	1,204
5.850% due 05/17/2027	1,161	1,170
6.532% due 03/19/2032	2,110	2,166
6.800% due 05/12/2028	320	330
GA Global Funding Trust
1.950% due 09/15/2028	181	169
2.250% due 01/06/2027	775	762
4.400% due 09/23/2027	451	448
5.900% due 01/13/2035	784	779
GATX Corp. 6.050% due 06/05/2054	234	233
General Motors Financial Co., Inc.
1.500% due 06/10/2026	1,193	1,186
2.350% due 01/08/2031	150	134
4.300% due 04/06/2029	132	131
5.850% due 04/06/2030	100	104
Global Atlantic Fin Co.
3.125% due 06/15/2031	631	553
6.750% due 03/15/2054	223	208
7.950% due 06/15/2033	1,100	1,181
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	194	173
4.000% due 01/15/2030	1,224	1,176
4.000% due 01/15/2031	475	451
5.300% due 01/15/2029	1,414	1,431
5.625% due 09/15/2034	2,234	2,201
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	2,031	2,003
1.992% due 01/27/2032 •	5,562	4,883
2.615% due 04/22/2032 •	2,576	2,315
3.102% due 02/24/2033 •	7,198	6,503
3.615% due 03/15/2028 •	289	287
4.516% due 01/21/2032 •	3,562	3,509
5.016% due 10/23/2035 •	1,441	1,415
5.049% due 07/23/2030 •	72	73
5.727% due 04/25/2030 •	47	49
5.851% due 04/25/2035 •	1,236	1,283
6.484% due 10/24/2029 •	155	162
Goldman Sachs Private Credit Corp. 5.875% due 01/31/2031	1,200	1,165
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	1,840	1,811
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,201	976
Highwoods Realty LP 3.050% due 02/15/2030	1,967	1,815
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034	385	361
Host Hotels & Resorts LP
5.700% due 06/15/2032	24	25
5.700% due 07/01/2034	2,806	2,837
HPS Corporate Lending Fund 4.900% due 09/11/2028	345	336
HSBC Holdings PLC
2.013% due 09/22/2028 •	78	75
2.206% due 08/17/2029 •	383	363
2.357% due 08/18/2031 •	1,243	1,122
2.871% due 11/22/2032 •	421	377
3.973% due 05/22/2030 •	2,080	2,037
4.041% due 03/13/2028 •	271	270
4.398% due 03/10/2030 •	1,867	1,854
4.583% due 06/19/2029 •	1,206	1,205
4.755% due 06/09/2028 •	260	261
5.130% due 03/03/2031 •	3,251	3,289
5.133% due 11/06/2036 •	551	539
5.210% due 08/11/2028 •	100	101
5.450% due 03/03/2036 •	564	566
5.546% due 03/04/2030 •	167	171
5.719% due 03/04/2035 •	116	119
5.790% due 05/13/2036 •	2,220	2,283
5.887% due 08/14/2027 •	272	273
7.390% due 11/03/2028 •	113	118
HSBC USA, Inc. 5.294% due 03/04/2027	145	146

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

ING Groep NV
1.726% due 04/01/2027 •	55	55
2.727% due 04/01/2032 •	501	454
4.017% due 03/28/2028 •	512	510
4.858% due 03/25/2029 •	242	244
5.420% due 03/23/2037 •	2,686	2,679
Intesa Sanpaolo SpA
7.778% due 06/20/2054 •	1,256	1,433
8.248% due 11/21/2033 •	2,600	2,997
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,529	2,166
2.300% due 11/15/2028	36	34
Jefferies Financial Group, Inc. 5.500% due 02/15/2036	1,952	1,875
John Deere Capital Corp.
4.350% due 09/15/2032	241	239
4.700% due 06/10/2030	120	122
JPMorgan Chase & Co.
1.470% due 09/22/2027 •	1,241	1,224
2.182% due 06/01/2028 •	210	205
2.522% due 04/22/2031 •	320	296
2.947% due 02/24/2028 •	1,495	1,476
2.963% due 01/25/2033 •	957	869
3.702% due 05/06/2030 •	5,220	5,092
3.782% due 02/01/2028 •	160	159
4.005% due 04/23/2029 •	478	474
4.323% due 04/26/2028 •	83	83
4.565% due 06/14/2030 •	900	901
4.586% due 04/26/2033 •	1,861	1,837
4.851% due 07/25/2028 •	1,392	1,399
4.912% due 07/25/2033 •	2,685	2,688
4.979% due 07/22/2028 •	1,037	1,044
4.995% due 07/22/2030 •	264	268
5.012% due 01/23/2030 •	2,713	2,751
5.040% due 01/23/2028 •	30	30
5.336% due 01/23/2035 •	3,109	3,158
5.571% due 04/22/2028 •	992	1,004
5.766% due 04/22/2035 •	5,380	5,605
KKR Group Finance Co. X LLC 3.250% due 12/15/2051	2,919	1,826
Lazard Group LLC
4.500% due 09/19/2028	2,354	2,344
5.625% due 08/01/2035	2,514	2,510
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	158	137
5.500% due 06/15/2052	238	215
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	405	400
3.750% due 03/18/2028 •	705	700
4.375% due 03/22/2028	109	109
4.943% due 11/04/2036 •	501	484
5.087% due 11/26/2028 •	1,012	1,021
5.590% due 11/26/2035 •	618	629
5.679% due 01/05/2035 •	501	515
5.871% due 03/06/2029 •	803	823
7.953% due 11/15/2033 •	1,524	1,737
Loews Corp. 4.940% due 04/01/2036	3,153	3,088
LPL Holdings, Inc. 6.000% due 05/20/2034	425	434
LSEG Finance PLC
2.000% due 04/06/2028	1,523	1,451
3.200% due 04/06/2041	1,453	1,090
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	308	309
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,160
3.763% due 11/28/2028 •	60	59
Main Street Capital Corp. 5.400% due 08/15/2028	1,461	1,452
Manulife Financial Corp. 4.986% due 12/11/2035	499	488
Marex Group PLC 6.404% due 11/04/2029	2,648	2,728
MassMutual Global Funding II 5.050% due 12/07/2027	351	356
Met Tower Global Funding 1.250% due 09/14/2026	111	110
MetLife, Inc.
4.125% due 08/13/2042	130	107
9.250% due 04/08/2068	163	191
Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,202	2,166
5.150% due 03/28/2033	3,098	3,132

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,243	1,253
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	1,349	1,189
2.341% due 01/19/2028 •	2,811	2,766
3.195% due 07/18/2029	2,446	2,346
3.741% due 03/07/2029	28	28
5.017% due 07/20/2028 •	4,432	4,461
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •	586	528
5.323% due 07/08/2036 •	701	705
5.382% due 07/10/2030 •	305	312
5.414% due 09/13/2028 •	2,478	2,512
5.594% due 07/10/2035 •	299	307
5.748% due 07/06/2034 •	737	766
5.754% due 05/27/2034 •	797	829
Morgan Stanley
1.593% due 05/04/2027 •	116	116
1.928% due 04/28/2032 •	3,252	2,820
2.511% due 10/20/2032 •	582	514
3.622% due 04/01/2031 •	2,951	2,831
3.772% due 01/24/2029 •	700	691
4.300% due 01/27/2045	717	593
4.708% due 03/12/2032 •	2,072	2,059
4.889% due 07/20/2033 •	2,308	2,295
5.123% due 02/01/2029 •	1,496	1,513
5.164% due 04/20/2029 •	130	132
5.173% due 01/16/2030 •	1,869	1,896
5.652% due 04/13/2028 •	168	170
5.831% due 04/19/2035 •	1,785	1,854
6.627% due 11/01/2034 •	2,938	3,198
Morgan Stanley Bank NA 4.607% (SOFRRATE + 0.940%) due 07/14/2028 ~	952	953
Morgan Stanley Direct Lending Fund 6.150% due 05/17/2029	10	10
Morgan Stanley Private Bank NA 4.734% due 07/18/2031 •	2,354	2,347
Mutual of Omaha Cos Global Funding 4.546% due 01/13/2031	2,387	2,360
Nasdaq, Inc. 2.500% due 12/21/2040	964	671
National Health Investors, Inc. 3.000% due 02/01/2031	269	242
Nationwide Building Society
2.972% due 02/16/2028 •	145	143
3.960% due 07/18/2030 •	25	24
4.649% due 07/14/2029 •	1,216	1,217
5.537% due 07/14/2036 •	1,855	1,861
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,287	978
4.950% due 04/22/2044	54	47
NatWest Group PLC
4.964% due 08/15/2030 •	5,314	5,362
5.076% due 01/27/2030 •	619	626
5.778% due 03/01/2035 •	75	78
5.808% due 09/13/2029 •	985	1,014
New York Life Global Funding
2.350% due 07/14/2026	100	99
5.000% due 01/09/2034	489	493
New York Life Insurance Co.
3.750% due 05/15/2050	135	98
4.450% due 05/15/2069	169	129
6.750% due 11/15/2039	655	732
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	123
2.450% due 09/15/2028	100	91
NLG Global Funding 5.400% due 01/23/2030	436	446
Nomura Holdings, Inc. 2.172% due 07/14/2028	218	207
Nordea Bank Abp
1.500% due 09/30/2026	55	54
5.375% due 09/22/2027	1,518	1,541
Norinchukin Bank
4.867% due 09/14/2027	676	679
5.071% due 09/14/2032 (d)	300	300
5.356% due 03/10/2036	1,769	1,751
5.430% due 03/09/2028 (d)	1,126	1,144
Nuveen LLC 4.000% due 11/01/2028	60	60
Old Republic International Corp. 3.875% due 08/26/2026	702	701
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031	2,622	2,425

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Pacific Life Global Funding II
1.600% due 09/21/2028	2,457	2,293
4.875% due 07/17/2032	1,000	1,004
Paychex, Inc. 5.100% due 04/15/2030	752	759
PNC Financial Services Group, Inc.
5.068% due 01/24/2034 •	3,285	3,286
5.354% due 12/02/2028 •	47	48
5.373% due 07/21/2036 •	4,795	4,818
5.492% due 05/14/2030 •	1,642	1,689
Popular, Inc. 7.250% due 03/13/2028	1,317	1,365
Pricoa Global Funding I
4.350% due 11/25/2030	96	95
4.400% due 08/27/2027	387	389
4.700% due 05/28/2030	590	592
Principal Life Global Funding II 3.000% due 04/18/2026	783	782
Progressive Corp. 3.000% due 03/15/2032	846	774
Protective Life Global Funding 1.303% due 09/20/2026	824	813
Prudential Financial, Inc. 3.000% due 03/10/2040	172	130
Prudential Funding Asia PLC 3.125% due 04/14/2030	957	911
Realty Income Corp.
3.250% due 01/15/2031	132	124
4.450% due 09/15/2026	509	509
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,199	1,198
Reliance Standard Life Global Funding II 1.512% due 09/28/2026	157	155
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,130	980
RGA Global Funding 5.000% due 08/25/2032	4,573	4,526
Royal Bank of Canada
4.498% due 08/06/2029 •	624	624
4.715% due 03/27/2028 •	261	262
4.965% due 01/24/2029 •	29	29
4.969% due 08/02/2030 •	152	154
5.000% due 02/01/2033	909	917
5.000% due 05/02/2033	754	762
6.000% due 11/01/2027	10	10
Sabra Health Care LP 3.200% due 12/01/2031	1,683	1,520
Santander Holdings USA, Inc. 6.499% due 03/09/2029 •	2,581	2,662
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	2,577	2,561
3.823% due 11/03/2028 •	30	30
SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,322	1,304
5.250% due 11/26/2035	619	605
Societe Generale SA
1.792% due 06/09/2027 •	433	431
3.000% due 01/22/2030	493	461
3.337% due 01/21/2033 •	3,159	2,853
5.249% due 05/22/2029 •	339	342
6.691% due 01/10/2034 •	907	969
Standard Chartered PLC
2.678% due 06/29/2032 •	172	153
4.299% due 01/13/2030 •	3,282	3,248
4.529% due 06/05/2032 •	1,658	1,620
6.301% due 01/09/2029 •	1,738	1,786
State Street Corp. 5.820% due 11/04/2028 •	1,067	1,091
Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	2,191	1,853
6.450% due 03/18/2035	491	484
Store Capital LLC 4.500% due 03/15/2028	15	15
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	6,971	6,106
2.472% due 01/14/2029	784	744
2.750% due 01/15/2030	4,170	3,894
5.424% due 07/09/2031	645	661
5.766% due 01/13/2033	888	925
5.808% due 09/14/2033	67	70
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,565	1,580
Sun Communities Operating LP 2.300% due 11/01/2028	582	551

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Synchrony Financial
2.875% due 10/28/2031	238	208
5.150% due 03/19/2029	979	982
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	3,943	3,629
4.108% due 06/08/2027	359	358
4.109% due 10/13/2028	184	183
4.808% due 06/03/2030	33	33
5.156% due 01/10/2028	110	111
Toyota Motor Credit Corp.
4.550% due 08/09/2029	2,559	2,575
5.050% due 05/16/2029	1,461	1,493
5.550% due 11/20/2030	207	216
TPG Operating Group II LP 5.875% due 03/05/2034	363	368
Truist Financial Corp.
5.867% due 06/08/2034 •	395	412
7.161% due 10/30/2029 •	1,385	1,473
U.S. Bancorp
4.548% due 07/22/2028 •	1,148	1,149
4.653% due 02/01/2029 •	687	690
4.839% due 02/01/2034 •	277	274
5.775% due 06/12/2029 •	1,260	1,296
5.836% due 06/12/2034 •	502	524
UBS AG
1.250% due 06/01/2026	540	538
1.250% due 08/07/2026	332	329
4.632% due 02/16/2032 •	2,487	2,479
UBS Group AG
3.126% due 08/13/2030 •	1,492	1,419
4.194% due 04/01/2031 •	2,408	2,357
4.751% due 05/12/2028 •	1,505	1,509
4.844% due 11/06/2033 •	3,670	3,611
5.010% due 03/23/2037 •	1,594	1,542
5.528% due 05/06/2047 •	1,357	1,297
5.580% due 05/09/2036 •	369	374
UniCredit SpA
1.982% due 06/03/2027 •	1,085	1,080
3.127% due 06/03/2032 •	145	133
Unum Group
4.500% due 12/15/2049	710	562
5.250% due 12/15/2035	746	731
6.000% due 06/15/2054	550	521
VICI Properties LP
5.125% due 05/15/2032	51	50
5.625% due 05/15/2052	1,201	1,074
VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/2030	2,583	2,474
4.625% due 12/01/2029	3,889	3,825
Voya Financial, Inc. 5.050% due 03/02/2036	2,152	2,080
Wells Fargo & Co.
2.879% due 10/30/2030 •	1,446	1,365
3.068% due 04/30/2041 •	376	282
3.350% due 03/02/2033 •	320	294
3.526% due 03/24/2028 •	1,628	1,615
3.584% due 05/22/2028 •	723	716
4.478% due 04/04/2031 •	410	407
4.611% due 04/25/2053 •	1,206	1,001
4.808% due 07/25/2028 •	1,559	1,566
4.897% due 07/25/2033 •	4,917	4,894
4.960% due 01/23/2037 •	600	585
5.198% due 01/23/2030 •	2,354	2,391
5.389% due 04/24/2034 •	120	122
6.303% due 10/23/2029 •	368	383
Wells Fargo Bank NA 5.850% due 02/01/2037	550	567
Weyerhaeuser Co.
6.875% due 12/15/2033	334	365
7.375% due 03/15/2032	2,167	2,417
WP Carey, Inc. 4.650% due 07/15/2030	2,149	2,136

		594,246

INDUSTRIALS 41.4%
AbbVie, Inc.
2.950% due 11/21/2026	1,382	1,372
3.200% due 05/14/2026	25	25
3.200% due 11/21/2029	498	480
4.050% due 11/21/2039	81	71
4.250% due 11/14/2028	184	185

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	3,660	3,555
4.950% due 03/15/2031	637	651
5.200% due 03/15/2035	190	193
Aker BP ASA
3.100% due 07/15/2031	794	726
5.125% due 10/01/2034	1,498	1,467
5.800% due 10/01/2054	2,196	2,009
Alcon Finance Corp. 2.600% due 05/27/2030	2,686	2,486
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	1,587	1,588
Alibaba Group Holding Ltd. 3.400% due 12/06/2027	1,118	1,105
Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	215
5.267% due 02/12/2034	210	211
Allegion PLC 3.500% due 10/01/2029	686	661
Alphabet, Inc.
4.700% due 11/15/2035	1,463	1,446
5.650% due 02/15/2056	1,758	1,754
Amazon.com, Inc.
2.100% due 05/12/2031	4,167	3,736
2.700% due 06/03/2060	1,559	852
3.100% due 05/12/2051	740	484
3.250% due 05/12/2061	1,025	637
3.875% due 08/22/2037	1,892	1,704
4.100% due 04/13/2062	546	408
4.350% due 03/20/2033	241	237
4.800% due 12/05/2034	242	245
6.050% due 03/13/2076	2,786	2,772
Amgen, Inc.
1.650% due 08/15/2028	263	248
2.200% due 02/21/2027	76	75
2.450% due 02/21/2030	1,239	1,151
3.000% due 02/22/2029	577	557
3.150% due 02/21/2040	788	613
3.200% due 11/02/2027	595	586
4.200% due 02/22/2052	487	379
4.400% due 05/01/2045	5,020	4,237
4.400% due 02/22/2062	477	369
5.150% due 03/02/2028	1,452	1,474
5.250% due 03/02/2033	30	31
5.750% due 03/02/2063	444	427
Amphenol Corp. 2.800% due 02/15/2030	160	151
Anglo American Capital PLC
3.875% due 03/16/2029	355	348
5.000% due 03/21/2033	2,187	2,154
6.000% due 04/05/2054	1,331	1,298
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	1,047	1,013
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700% due 02/01/2036	1,637	1,595
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	1,007	905
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	60	58
4.750% due 01/23/2029	541	548
4.950% due 01/15/2042	113	105
5.000% due 06/15/2034	699	707
5.450% due 01/23/2039	134	136
5.800% due 01/23/2059	260	261
Apple, Inc.
2.375% due 02/08/2041	120	85
2.800% due 02/08/2061	73	42
2.850% due 08/05/2061	172	100
3.850% due 08/04/2046	1,263	1,003
3.950% due 08/08/2052	941	731
4.650% due 02/23/2046	1,095	985
Arrow Electronics, Inc. 5.150% due 08/21/2029	219	221
Astrazeneca Finance LLC
1.750% due 05/28/2028	283	269
2.250% due 05/28/2031	820	738
AstraZeneca PLC 4.000% due 01/17/2029	1,469	1,466
Atlassian Corp. 5.250% due 05/15/2029	1,689	1,700
Autodesk, Inc. 2.850% due 01/15/2030	55	52
AutoNation, Inc.
3.800% due 11/15/2027	130	128

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.750% due 06/01/2030	490	487
AutoZone, Inc. 4.750% due 08/01/2032	558	553
Bacardi Ltd.
2.750% due 07/15/2026	100	100
4.700% due 05/15/2028	1,134	1,133
5.300% due 05/15/2048	206	180
BAE Systems PLC
1.900% due 02/15/2031	4,070	3,589
3.400% due 04/15/2030	1,590	1,525
Baidu, Inc. 1.720% due 04/09/2026	53	53
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 5.000% due 06/15/2036	2,163	2,124
BAT Capital Corp. 4.540% due 08/15/2047	533	433
Bayer U.S. Finance II LLC
4.375% due 12/15/2028	2,842	2,814
4.650% due 11/15/2043	501	401
Bayer U.S. Finance LLC
6.250% due 01/21/2029	381	396
6.500% due 11/21/2033	2,293	2,439
6.875% due 11/21/2053	1,357	1,431
Becton Dickinson & Co.
1.957% due 02/11/2031	521	460
2.823% due 05/20/2030	3,611	3,368
BHP Billiton Finance USA Ltd. 5.250% due 09/08/2030	50	51
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	50
3.300% due 04/06/2027	50	49
4.150% due 04/09/2030	3,944	3,858
5.050% due 03/21/2030	175	177
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,550	2,380
Boeing Co.
2.250% due 06/15/2026	150	149
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,398	1,371
3.600% due 05/01/2034	665	596
3.625% due 02/01/2031	1,800	1,713
3.950% due 08/01/2059	2,921	2,017
5.150% due 05/01/2030	2,840	2,889
5.705% due 05/01/2040	1,670	1,673
5.805% due 05/01/2050	100	97
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	155	151
5.950% due 08/04/2033	1,008	1,030
Boston Scientific Corp. 6.250% due 11/15/2035	93	103
BP Capital Markets America, Inc.
2.772% due 11/10/2050	434	267
2.939% due 06/04/2051	25	16
4.970% due 10/17/2029	544	556
Bristol-Myers Squibb Co.
1.450% due 11/13/2030	1	1
3.900% due 03/15/2062	212	150
Broadcom, Inc.
1.950% due 02/15/2028	1,307	1,255
2.450% due 02/15/2031	501	455
2.600% due 02/15/2033	1,457	1,274
3.137% due 11/15/2035	1,151	978
3.187% due 11/15/2036	2,257	1,887
3.419% due 04/15/2033	1,350	1,235
3.469% due 04/15/2034	1,966	1,771
4.150% due 11/15/2030	1,222	1,203
4.150% due 04/15/2032	1,254	1,214
4.926% due 05/15/2037	1,534	1,489
Cameron LNG LLC 3.701% due 01/15/2039	2,266	1,923
Campbell's Co.
3.125% due 04/24/2050	102	61
4.550% due 03/21/2031	398	386
5.200% due 03/21/2029	172	174
5.250% due 10/13/2054	133	110
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	443	450
5.400% due 12/15/2034	618	625
6.450% due 06/30/2033	125	134
Carlisle Cos., Inc. 3.750% due 12/01/2027	150	148
Carnival Corp. 4.000% due 08/01/2028	3,766	3,679

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Carrier Global Corp. 2.722% due 02/15/2030	1,976	1,846
Caterpillar, Inc. 5.300% due 09/15/2035	30	31
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	1,052	1,040
3.250% due 02/15/2029	1,035	986
3.276% due 12/01/2028	422	406
3.569% due 12/01/2031	1,373	1,256
4.250% due 04/01/2028	147	145
5.100% due 03/01/2030	1,481	1,479
Cenovus Energy, Inc.
5.400% due 03/20/2036	900	896
5.400% due 06/15/2047	546	496
6.750% due 11/15/2039	257	281
Centene Corp.
2.450% due 07/15/2028	550	513
2.500% due 03/01/2031	292	245
2.625% due 08/01/2031	220	184
3.000% due 10/15/2030	2,325	2,039
4.250% due 12/15/2027	246	242
4.625% due 12/15/2029	4,680	4,446
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	611	542
CF Industries, Inc. 5.150% due 03/15/2034	4,570	4,544
CGI, Inc. 4.950% due 03/14/2030	2,354	2,367
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029	338	316
2.800% due 04/01/2031	150	135
3.750% due 02/15/2028	692	680
3.850% due 04/01/2061	1,385	810
3.950% due 06/30/2062	1,279	752
4.200% due 03/15/2028	190	188
5.250% due 04/01/2053	550	432
5.375% due 04/01/2038	371	333
6.100% due 06/01/2029	1,980	2,051
6.650% due 02/01/2034	1,171	1,222
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	4,681	3,961
3.700% due 11/15/2029	129	125
Chevron USA, Inc. 2.343% due 08/12/2050	2,193	1,263
Choice Hotels International, Inc. 3.700% due 01/15/2031	597	560
Cigna Group
3.875% due 10/15/2047	560	422
4.375% due 10/15/2028	170	170
4.800% due 08/15/2038	100	94
4.800% due 07/15/2046	313	270
5.600% due 02/15/2054	2,319	2,198
CK Hutchison International 24 Ltd. 5.500% due 04/26/2034	452	468
Clorox Co. 1.800% due 05/15/2030	785	703
Coca-Cola Co.
1.375% due 03/15/2031	143	125
2.125% due 09/06/2029	139	131
2.500% due 06/01/2040	474	347
Comcast Corp.
2.650% due 02/01/2030	202	189
2.887% due 11/01/2051	1,800	1,041
2.937% due 11/01/2056	150	83
3.400% due 07/15/2046	585	400
3.750% due 04/01/2040	466	378
3.969% due 11/01/2047	1,016	748
4.000% due 08/15/2047	931	694
4.049% due 11/01/2052	285	204
4.950% due 10/15/2058	160	131
6.050% due 05/15/2055 (d)	1,244	1,232
Conagra Brands, Inc.
4.850% due 11/01/2028	280	280
5.300% due 11/01/2038	859	799
5.750% due 08/01/2035 (d)(h)	4,051	4,063
ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,513	1,106
4.300% due 11/15/2044	1,642	1,380
Constellation Brands, Inc.
2.875% due 05/01/2030	3,863	3,616
3.150% due 08/01/2029	2	2
4.800% due 01/15/2029	192	193
5.250% due 11/15/2048	1	1

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Continental Resources, Inc.
2.268% due 11/15/2026	1,198	1,179
4.375% due 01/15/2028	100	99
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	197
5.950% due 01/08/2034	1,812	1,854
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031	1,856	1,798
Cox Communications, Inc.
1.800% due 10/01/2030	2,688	2,338
5.450% due 09/01/2034	2,090	2,007
CRH America Finance, Inc. 3.400% due 05/09/2027	969	960
CRH SMW Finance DAC 5.200% due 05/21/2029	2,699	2,759
CSX Corp.
4.100% due 03/15/2044	1,098	907
6.220% due 04/30/2040	1,683	1,819
CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,652	1,583
3.625% due 04/01/2027	953	945
4.125% due 04/01/2040	632	528
5.050% due 03/25/2048	3,069	2,635
5.125% due 02/21/2030	1,530	1,552
5.125% due 07/20/2045	2,330	2,047
5.450% due 09/15/2035	2,236	2,245
6.000% due 06/01/2044	118	116
6.000% due 06/01/2063	100	95
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	2,465	2,331
2.500% due 12/14/2031	1,856	1,635
5.625% due 01/13/2035	549	558
Darden Restaurants, Inc. 6.300% due 10/10/2033	1,599	1,713
DCP Midstream Operating LP
5.125% due 05/15/2029	1,493	1,520
5.625% due 07/15/2027	380	385
Dell International LLC/EMC Corp. 8.100% due 07/15/2036	488	580
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028	9	9
Devon Energy Corp.
5.000% due 06/15/2045	244	214
5.200% due 09/15/2034	288	289
5.750% due 09/15/2054	1,791	1,685
Diageo Capital PLC 2.000% due 04/29/2030	590	535
Diamondback Energy, Inc.
5.900% due 04/18/2064	2,705	2,562
6.250% due 03/15/2033	427	456
Discovery Global Holdings, Inc.
5.050% due 03/15/2042	576	381
5.141% due 03/15/2052	264	161
Dow Chemical Co. 2.100% due 11/15/2030	157	138
Eastern Energy Gas Holdings LLC 6.200% due 01/15/2055	312	317
Elevance Health, Inc.
2.250% due 05/15/2030	1,511	1,377
3.600% due 03/15/2051	149	104
3.700% due 09/15/2049	250	178
4.100% due 05/15/2032	277	266
4.550% due 03/01/2048	2,363	1,955
4.850% due 08/15/2054	807	667
5.125% due 02/15/2053	1,632	1,435
Eli Lilly & Co.
4.150% due 03/15/2059	1,293	1,009
4.900% due 10/15/2035	30	30
5.100% due 02/12/2035	132	135
5.950% due 11/15/2037	331	358
EMD Finance LLC
4.375% due 10/15/2030	500	494
4.625% due 10/15/2032	2,133	2,103
Enbridge, Inc.
2.500% due 08/01/2033	1,111	944
3.125% due 11/15/2029	1,121	1,069
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	202
5.950% due 04/05/2054	432	430
6.000% due 11/15/2028	230	239
6.200% due 11/15/2030	500	530
6.700% due 11/15/2053	4,148	4,505

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Energy Transfer LP
4.950% due 05/15/2028	2,213	2,233
5.000% due 05/15/2050	2,311	1,919
5.250% due 04/15/2029	120	122
5.300% due 04/15/2047	1,157	1,025
5.350% due 05/15/2045	64	57
5.600% due 09/01/2034	2,812	2,867
5.950% due 05/15/2054	256	240
6.100% due 12/01/2028	569	591
6.200% due 04/01/2055	800	778
6.250% due 04/15/2049	1,204	1,182
6.550% due 12/01/2033	239	258
7.375% due 02/01/2031	120	124
Eni SpA
5.500% due 05/15/2034	732	750
5.950% due 05/15/2054	3,253	3,239
Entergy Louisiana LLC
2.900% due 03/15/2051	836	513
4.200% due 09/01/2048	4,648	3,681
5.800% due 03/15/2055	1,356	1,331
Enterprise Products Operating LLC
3.200% due 02/15/2052	3,341	2,180
3.950% due 01/31/2060	1,341	969
4.200% due 01/31/2050	4,001	3,182
4.250% due 02/15/2048	496	400
4.800% due 02/01/2049	642	560
4.850% due 08/15/2042	396	361
EQT Corp.
3.900% due 10/01/2027	60	59
7.000% due 02/01/2030	330	353
Equifax, Inc. 7.000% due 07/01/2037	364	403
Equinor ASA
2.375% due 05/22/2030	2,333	2,156
3.625% due 04/06/2040	15	13
ERAC USA Finance LLC 7.000% due 10/15/2037	645	736
Essential Utilities, Inc.
2.704% due 04/15/2030	607	564
5.375% due 01/15/2034	859	871
Expand Energy Corp. 4.750% due 02/01/2032	196	191
FedEx Corp.
3.100% due 08/05/2029	450	432
4.050% due 02/15/2048	80	61
4.100% due 02/01/2045	160	126
4.250% due 05/15/2030	133	132
4.750% due 11/15/2045	39	33
Fidelity National Information Services, Inc. 3.100% due 03/01/2041	749	539
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	622
4.300% due 01/15/2029	125	124
Fiserv, Inc.
3.200% due 07/01/2026	939	936
3.500% due 07/01/2029	54	52
4.400% due 07/01/2049	461	349
4.750% due 03/15/2030	1,110	1,100
5.250% due 08/11/2035	117	114
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	557	507
Flex Ltd.
4.875% due 06/15/2029	581	584
5.250% due 01/15/2032	1,240	1,245
Flutter Treasury DAC 6.375% due 04/29/2029	1,042	1,064
Ford Motor Co. 4.750% due 01/15/2043	322	243
Foundry JV Holdco LLC 5.900% due 01/25/2030	200	207
Fox Corp.
5.476% due 01/25/2039	328	317
5.576% due 01/25/2049	1,460	1,347
Freeport Indonesia PT 4.763% due 04/14/2027	376	377
Freeport-McMoRan, Inc. 4.125% due 03/01/2028	2,092	2,076
Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 02/16/2031	660	586
Gartner, Inc.
4.500% due 07/01/2028	1,519	1,494
4.950% due 03/20/2031	600	586
GE HealthCare Technologies, Inc. 5.905% due 11/22/2032	203	214

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

General Motors Co.
5.400% due 04/01/2048	1,228	1,076
6.600% due 04/01/2036	78	83
6.750% due 04/01/2046	46	48
6.800% due 10/01/2027	1,915	1,970
Gilead Sciences, Inc.
1.200% due 10/01/2027	540	518
2.800% due 10/01/2050	1,011	627
2.950% due 03/01/2027	106	105
4.000% due 09/01/2036	12	11
4.800% due 11/15/2029	337	343
Glencore Funding LLC
3.875% due 10/27/2027	100	99
5.400% due 05/08/2028	2,751	2,794
5.508% due 04/01/2036 (a)	3,000	3,008
Global Payments, Inc.
3.200% due 08/15/2029	17	16
4.150% due 08/15/2049	1,100	786
5.550% due 11/15/2035	1,373	1,324
5.950% due 08/15/2052	126	116
Graphic Packaging International LLC 1.512% due 04/15/2026	230	230
Gulfstream Natural Gas System LLC 5.600% due 07/23/2035	7,303	7,406
Haleon U.S. Capital LLC 3.375% due 03/24/2027	2,157	2,137
Halliburton Co. 5.000% due 11/15/2045	306	272
Hasbro, Inc. 3.900% due 11/19/2029	1,199	1,171
HCA, Inc.
2.375% due 07/15/2031	473	418
3.125% due 03/15/2027	163	161
3.500% due 07/15/2051	770	510
3.625% due 03/15/2032	3,536	3,287
4.125% due 06/15/2029	2,016	1,989
4.375% due 03/15/2042	2,347	1,976
4.500% due 02/15/2027	10	10
5.250% due 06/15/2049	3,843	3,394
5.500% due 03/01/2032	344	353
5.875% due 02/01/2029	60	62
Health Care Service Corp. A Mutual Legal Reserve Co. 5.200% due 06/15/2029	200	203
Hess Corp.
5.800% due 04/01/2047	1,529	1,544
7.125% due 03/15/2033	251	286
Home Depot, Inc.
1.375% due 03/15/2031	1,444	1,248
2.375% due 03/15/2051	2,207	1,237
2.700% due 04/15/2030	501	471
3.125% due 12/15/2049	3,012	1,997
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	212	178
4.950% due 09/15/2052	1,202	1,073
Howmet Aerospace, Inc. 6.750% due 01/15/2028	130	136
Humana, Inc.
5.750% due 03/01/2028	786	802
8.150% due 06/15/2038	323	379
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,199	1,136
Hyatt Hotels Corp.
5.250% due 06/30/2029	2,104	2,137
5.750% due 03/30/2032	997	1,025
Hyundai Capital America
1.500% due 06/15/2026	772	767
1.650% due 09/17/2026	1,316	1,299
2.000% due 06/15/2028	1,141	1,079
2.100% due 09/15/2028	247	233
4.600% due 04/06/2028 (a)	4,100	4,100
5.600% due 03/30/2028	451	460
Icon Investments Six DAC 6.000% due 05/08/2034	347	352
Illumina, Inc. 2.550% due 03/23/2031	1,216	1,090
Imperial Brands Finance PLC
3.500% due 07/26/2026	244	243
6.125% due 07/27/2027	370	378
Intel Corp.
3.100% due 02/15/2060	1,319	729
4.875% due 02/10/2028	915	922
5.600% due 02/21/2054	3,236	2,971
International Business Machines Corp.
4.400% due 07/27/2032	585	573

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.900% due 07/27/2052	1,159	978
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	2,138	2,132
IQVIA, Inc. 5.700% due 05/15/2028	1,737	1,772
Japan Tobacco, Inc. 5.250% due 06/15/2030	997	1,023
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.625% due 01/15/2032	337	313
6.500% due 12/01/2052	908	920
JDE Peet's NV 2.250% due 09/24/2031	1,139	991
Keurig Dr. Pepper, Inc.
4.050% due 04/15/2032	1,752	1,659
4.500% due 04/15/2052	1,805	1,409
Kinder Morgan, Inc.
5.000% due 02/01/2029	509	517
5.050% due 02/15/2046	309	276
5.300% due 12/01/2034	1,614	1,627
5.450% due 08/01/2052	972	898
5.550% due 06/01/2045	2,972	2,837
Kraft Heinz Foods Co.
6.875% due 01/26/2039	2,051	2,219
7.125% due 08/01/2039	1,267	1,386
Kroger Co.
5.000% due 09/15/2034	1,133	1,119
7.500% due 04/01/2031	153	173
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,237	2,229
4.400% due 06/15/2028	713	714
Las Vegas Sands Corp. 6.000% due 08/15/2029	3,115	3,203
Leidos, Inc.
2.300% due 02/15/2031	1,149	1,023
4.375% due 05/15/2030	1,024	1,008
Lennar Corp.
5.200% due 07/30/2030	1,764	1,786
5.250% due 06/01/2026	48	48
LKQ Corp. 5.750% due 06/15/2028	1,227	1,249
Lockheed Martin Corp.
4.300% due 06/15/2062	262	204
5.900% due 11/15/2063	493	504
Lowe's Cos., Inc. 3.100% due 05/03/2027	583	576
LYB International Finance III LLC 6.150% due 05/15/2035	750	772
Marriott International, Inc.
2.850% due 04/15/2031	928	850
3.500% due 10/15/2032	868	799
4.625% due 06/15/2030	5,377	5,379
5.100% due 04/15/2032	159	162
5.250% due 10/15/2035	953	948
Mars, Inc.
5.000% due 03/01/2032	5,839	5,910
5.200% due 03/01/2035	1,292	1,305
Marvell Technology, Inc.
2.450% due 04/15/2028	378	364
4.875% due 06/22/2028	459	464
5.750% due 02/15/2029	240	248
Masco Corp. 1.500% due 02/15/2028	819	776
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	117
McDonald's Corp.
2.625% due 09/01/2029	2,278	2,160
3.500% due 07/01/2027	1,617	1,603
4.875% due 12/09/2045	3,431	3,060
5.700% due 02/01/2039	252	261
Medtronic Global Holdings SCA 4.250% due 03/30/2028	4,306	4,316
Merck & Co., Inc.
1.700% due 06/10/2027	1,353	1,318
2.900% due 12/10/2061	4,075	2,328
Meta Platforms, Inc.
3.850% due 08/15/2032	3,242	3,095
4.550% due 08/15/2031	635	638
4.600% due 11/15/2032	2,315	2,293
4.650% due 08/15/2062	4,710	3,651
4.875% due 11/15/2035	748	734
5.400% due 08/15/2054	257	233
5.550% due 08/15/2064	1,112	1,000
Micron Technology, Inc. 6.050% due 11/01/2035	731	789

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,017	1,810
2.675% due 06/01/2060	929	519
2.921% due 03/17/2052	60	39
Molson Coors Beverage Co. 4.200% due 07/15/2046	802	627
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	1,204	1,187
Mondelez International, Inc. 6.500% due 11/01/2031	913	992
Motorola Solutions, Inc.
2.300% due 11/15/2030	1,189	1,073
2.750% due 05/24/2031	289	263
4.600% due 02/23/2028	7	7
4.600% due 05/23/2029	558	559
5.500% due 09/01/2044	899	862
MPLX LP
4.125% due 03/01/2027	321	320
4.700% due 04/15/2048	40	33
4.950% due 03/14/2052	3,620	3,008
5.200% due 03/01/2047	1,705	1,509
5.500% due 02/15/2049	743	672
MSCI, Inc.
3.625% due 09/01/2030	130	123
3.875% due 02/15/2031	756	715
4.000% due 11/15/2029	3,609	3,507
National Fuel Gas Co.
5.500% due 10/01/2026	200	201
5.950% due 03/15/2035	800	828
Nestle Capital Corp. 4.750% due 03/12/2031	101	102
Nestle Holdings, Inc. 5.000% due 03/14/2028	945	962
Netflix, Inc.
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,905	1,930
6.375% due 05/15/2029	502	532
Norfolk Southern Corp.
4.100% due 05/15/2121	242	164
5.950% due 03/15/2064	1,687	1,672
Northrop Grumman Corp. 3.850% due 04/15/2045	200	158
Novartis Capital Corp. 4.100% due 11/05/2030	120	119
NTT Finance Corp.
1.162% due 04/03/2026	120	120
4.620% due 07/16/2028	1,200	1,205
5.104% due 07/02/2027	1,313	1,325
5.110% due 07/02/2029	1,203	1,221
5.171% due 07/16/2032	763	769
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031	3,839	3,447
3.150% due 05/01/2027	132	130
4.300% due 06/18/2029	800	793
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	1,194	1,189
Occidental Petroleum Corp.
6.050% due 10/01/2054	1,200	1,168
6.450% due 09/15/2036	3,306	3,535
6.625% due 09/01/2030	163	175
7.500% due 05/01/2031	600	668
ONE Gas, Inc. 5.100% due 04/01/2029	494	504
Open Text Corp. 6.900% due 12/01/2027	735	755
Oracle Corp.
2.300% due 03/25/2028	1,656	1,578
3.950% due 03/25/2051	3,282	2,081
4.125% due 05/15/2045	1,661	1,145
4.900% due 02/06/2033	812	770
5.200% due 09/26/2035	2,076	1,948
5.350% due 05/04/2033	1,000	974
5.375% due 07/15/2040	60	53
5.950% due 09/26/2055	2,524	2,125
6.550% due 02/04/2046	500	467
Otis Worldwide Corp. 2.565% due 02/15/2030	10	9
Ovintiv, Inc. 7.100% due 07/15/2053	638	693
Owens Corning
3.400% due 08/15/2026	100	100
5.700% due 06/15/2034	20	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Paramount Global
2.900% due 01/15/2027	188	185
3.700% due 06/01/2028	261	253
4.200% due 05/19/2032	200	172
4.600% due 01/15/2045	69	41
4.850% due 07/01/2042	335	214
4.900% due 08/15/2044	1,202	748
4.950% due 05/19/2050	65	39
5.850% due 09/01/2043	3	2
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,363	1,353
5.875% due 11/15/2027	943	961
PepsiCo, Inc. 4.600% due 07/17/2045	672	591
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	452	456
Philip Morris International, Inc.
1.750% due 11/01/2030	744	659
2.100% due 05/01/2030	3,756	3,419
3.875% due 08/21/2042	443	356
5.250% due 02/13/2034	1,196	1,218
5.625% due 11/17/2029	323	336
5.750% due 11/17/2032	323	340
6.375% due 05/16/2038	431	470
PRA Health Sciences, Inc. 2.875% due 07/15/2026	557	553
Prosus NV
3.680% due 01/21/2030	1,592	1,508
4.027% due 08/03/2050	116	78
4.193% due 01/19/2032	180	170
Qatarenergy LNG S3 5.838% due 09/30/2027	100	100
Qorvo, Inc. 4.375% due 10/15/2029	1,021	1,000
Quanta Services, Inc.
2.350% due 01/15/2032	2,415	2,104
2.900% due 10/01/2030	56	52
5.250% due 08/09/2034	308	310
Regeneron Pharmaceuticals, Inc. 2.800% due 09/15/2050	2,758	1,671
RELX Capital, Inc.
3.000% due 05/22/2030	914	861
4.000% due 03/18/2029	2,333	2,310
Renesas Electronics Corp. 2.170% due 11/25/2026	1,058	1,042
Repsol E&P Capital Markets U.S. LLC 5.976% due 09/16/2035	2,034	2,071
Republic Services, Inc.
3.375% due 11/15/2027	943	931
4.875% due 04/01/2029	508	516
Roche Holdings, Inc.
4.790% due 03/08/2029	2,213	2,256
5.338% due 11/13/2028	925	952
5.489% due 11/13/2030	496	519
Rogers Communications, Inc.
4.500% due 03/15/2042	3	3
5.000% due 02/15/2029	3,926	3,967
Royalty Pharma PLC
3.300% due 09/02/2040	653	496
3.350% due 09/02/2051	224	145
3.550% due 09/02/2050	2,815	1,901
5.150% due 09/02/2029	1,302	1,326
RTX Corp.
1.900% due 09/01/2031	275	239
4.050% due 05/04/2047	2,041	1,620
4.125% due 11/16/2028	238	237
4.500% due 06/01/2042	1,358	1,206
5.750% due 11/08/2026	888	896
S&P Global, Inc.
2.900% due 03/01/2032	626	571
2.950% due 03/01/2029	565	544
4.250% due 01/15/2031	272	269
SABIC Capital II BV 4.500% due 10/10/2028	73	72
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	812	806
5.900% due 09/15/2037	62	65
Santos Finance Ltd. 3.649% due 04/29/2031	2,964	2,775
Saudi Arabian Oil Co. 5.250% due 07/17/2034	40	40
Schlumberger Holdings Corp. 5.000% due 05/29/2027	1,370	1,380

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Sealed Air Corp. 1.573% due 10/15/2026	1,197	1,195
Sherwin-Williams Co.
2.900% due 03/15/2052	80	48
2.950% due 08/15/2029	793	756
4.300% due 08/15/2028	223	223
4.550% due 08/01/2045	53	45
SK Hynix, Inc.
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	667
Skyworks Solutions, Inc. 1.800% due 06/01/2026	567	564
Smith & Nephew PLC 2.032% due 10/14/2030	929	827
Snam SpA 5.750% due 05/28/2035	1,442	1,471
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,100	1,107
5.584% due 10/01/2034	2,330	2,315
South32 Treasury Ltd. 4.350% due 04/14/2032	1,042	1,004
Southern Co.
1.750% due 03/15/2028	146	139
4.400% due 07/01/2046	1,048	863
4.850% due 06/15/2028	178	180
4.850% due 03/15/2035	565	550
5.500% due 03/15/2029	232	239
Southwest Airlines Co. 5.125% due 06/15/2027	190	191
Spectra Energy Partners LP
3.375% due 10/15/2026	80	80
4.500% due 03/15/2045	806	676
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	600	601
Starbucks Corp.
2.550% due 11/15/2030	1,107	1,013
3.000% due 02/14/2032	4,586	4,180
Steel Dynamics, Inc. 3.250% due 01/15/2031	50	47
Stryker Corp.
1.950% due 06/15/2030	1,251	1,129
4.250% due 09/11/2029	719	716
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	50
Synopsys, Inc.
4.850% due 04/01/2030	1,007	1,015
5.150% due 04/01/2035	2,050	2,055
Sysco Corp.
5.100% due 09/23/2030	2,093	2,110
5.950% due 04/01/2030	158	164
6.000% due 01/17/2034	1,833	1,914
T-Mobile USA, Inc.
2.250% due 11/15/2031	215	189
2.400% due 03/15/2029	510	481
2.625% due 04/15/2026	51	51
2.700% due 03/15/2032	1,512	1,346
3.000% due 02/15/2041	2,623	1,919
3.400% due 10/15/2052	1,445	947
3.600% due 11/15/2060	2,842	1,847
3.750% due 04/15/2027	1,916	1,904
3.875% due 04/15/2030	100	97
4.200% due 10/01/2029	68	68
4.375% due 04/15/2040	4,927	4,334
4.850% due 01/15/2029	501	507
5.650% due 01/15/2053	170	161
5.750% due 01/15/2034	1,204	1,256
Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,191	1,181
4.000% due 04/14/2032	55	52
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	3,655	2,301
Targa Resources Corp.
4.950% due 04/15/2052	156	131
5.200% due 07/01/2027	264	266
5.500% due 02/15/2035	285	288
6.125% due 05/15/2055	820	804
6.250% due 07/01/2052	1,162	1,162
6.500% due 02/15/2053	507	521
TD SYNNEX Corp.
1.750% due 08/09/2026	1,190	1,178
5.300% due 10/10/2035	1,050	1,018
Telefonica Emisiones SA
4.103% due 03/08/2027	1,195	1,190
4.665% due 03/06/2038	1,813	1,640

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

7.045% due 06/20/2036	425	469
Tencent Holdings Ltd.
3.925% due 01/19/2038	59	54
3.975% due 04/11/2029	561	559
4.525% due 04/11/2049	212	186
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	529	496
7.625% due 04/01/2037	1,193	1,406
Textron, Inc. 3.900% due 09/17/2029	52	51
Thermo Fisher Scientific, Inc.
2.600% due 10/01/2029	747	706
4.473% due 10/07/2032	716	709
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033	2,824	3,199
TotalEnergies Capital International SA 3.386% due 06/29/2060	1,159	746
TotalEnergies Capital SA
5.425% due 09/10/2064	1,083	1,008
5.638% due 04/05/2064	550	528
Toyota Industries Corp. 3.566% due 03/16/2028	456	448
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	340	334
4.250% due 05/15/2028	516	514
4.625% due 03/01/2034	1,171	1,134
7.625% due 01/15/2039	2,180	2,558
Triton Container International Ltd./TAL International Container Corp. 5.150% due 02/15/2033	1,952	1,913
TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	570	563
7.000% due 03/01/2032	128	143
Union Pacific Corp.
2.800% due 02/14/2032	1,326	1,206
3.375% due 02/01/2035	120	107
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,231	1,272
United Rentals North America, Inc.
3.875% due 11/15/2027	325	321
6.000% due 12/15/2029	316	321
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	79
2.000% due 05/15/2030	642	581
2.900% due 05/15/2050	1,152	718
3.050% due 05/15/2041	1,454	1,079
3.125% due 05/15/2060	158	94
3.375% due 04/15/2027	156	155
3.700% due 08/15/2049	2,593	1,867
3.750% due 10/15/2047	192	143
3.875% due 08/15/2059	728	508
4.250% due 01/15/2029	1,699	1,696
4.450% due 12/15/2048	75	61
4.500% due 04/15/2033	104	102
4.625% due 07/15/2035	122	118
4.650% due 01/15/2031	2,345	2,356
4.750% due 07/15/2045	1,647	1,438
4.750% due 05/15/2052	550	463
4.950% due 05/15/2062	771	648
5.000% due 04/15/2034	240	240
5.050% due 04/15/2053	862	759
5.250% due 02/15/2028	241	245
5.300% due 02/15/2030	49	50
5.350% due 02/15/2033	115	118
5.500% due 04/15/2064	45	41
5.625% due 07/15/2054	29	28
5.950% due 06/15/2055	124	125
6.050% due 02/15/2063	187	187
6.625% due 11/15/2037	41	45
6.875% due 02/15/2038	628	707
Valero Energy Corp. 5.150% due 03/10/2036	2,927	2,886
Var Energi ASA 8.000% due 11/15/2032	2,973	3,389
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,832	1,823
Viper Energy Partners LLC 5.700% due 08/01/2035	3,807	3,839
VMware LLC
1.400% due 08/15/2026	736	728
1.800% due 08/15/2028	115	108
2.200% due 08/15/2031	1,174	1,031
Volkswagen Group of America Finance LLC
4.850% due 08/15/2027	1,033	1,036
5.050% due 03/27/2028	42	42

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.250% due 03/22/2029	564	571
5.650% due 09/12/2028	1,696	1,729
5.650% due 03/25/2032	493	501
6.200% due 11/16/2028	3,334	3,449
Walmart, Inc. 4.500% due 04/15/2053	1,201	1,040
Walt Disney Co.
3.800% due 05/13/2060	20	14
6.650% due 11/15/2037	121	136
Waste Connections, Inc. 2.950% due 01/15/2052	700	444
Weir Group, Inc. 5.350% due 05/06/2030	487	494
Western Midstream Operating LP 5.500% due 12/15/2035	1,000	984
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	2,669	2,677
Williams Cos., Inc.
4.650% due 08/15/2032	421	417
5.300% due 08/15/2052	409	369
5.400% due 03/04/2044	1,509	1,410
WMG Acquisition Corp.
3.750% due 12/01/2029	437	416
3.875% due 07/15/2030	967	910
Woodside Finance Ltd.
3.700% due 09/15/2026	1,197	1,193
5.100% due 09/12/2034	1,354	1,333
6.000% due 05/19/2035	4,156	4,333
Workday, Inc.
3.700% due 04/01/2029	720	701
3.800% due 04/01/2032	856	795
WRKCo, Inc. 4.200% due 06/01/2032	722	694
Wyeth LLC 5.950% due 04/01/2037	915	970
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	53

		668,275

UTILITIES 14.4%
AEP Texas, Inc.
2.100% due 07/01/2030	123	111
3.450% due 01/15/2050	1,556	1,041
5.250% due 05/15/2052	81	72
5.850% due 10/15/2055	100	97
AES Corp.
2.450% due 01/15/2031	4,886	4,325
5.450% due 06/01/2028	236	238
5.800% due 03/15/2032	200	201
Alabama Power Co.
3.450% due 10/01/2049	410	285
4.300% due 03/15/2031	138	137
Ameren Corp. 5.700% due 12/01/2026	70	71
Ameren Illinois Co.
3.700% due 12/01/2047	1,180	881
4.800% due 12/15/2043	51	46
American Electric Power Co., Inc. 5.200% due 01/15/2029	489	499
American Water Capital Corp.
3.000% due 12/01/2026	51	51
4.200% due 09/01/2048	719	572
5.450% due 03/01/2054	216	206
5.700% due 09/01/2055	109	107
Appalachian Power Co. 7.000% due 04/01/2038	1,292	1,438
Arizona Public Service Co.
2.200% due 12/15/2031	61	53
4.500% due 04/01/2042	56	48
5.700% due 08/15/2034	3,701	3,838
AT&T, Inc.
1.650% due 02/01/2028	399	380
3.500% due 06/01/2041	913	709
3.500% due 09/15/2053	3,949	2,591
3.550% due 09/15/2055	241	157
3.650% due 09/15/2059	7,435	4,822
3.800% due 12/01/2057	2,658	1,799
3.850% due 06/01/2060	355	239
4.100% due 02/15/2028	1,928	1,919
4.300% due 12/15/2042	37	31
4.500% due 03/09/2048	469	379
4.550% due 03/09/2049	180	145
4.750% due 04/30/2033	1,119	1,109

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.750% due 05/15/2046	167	140
4.850% due 03/01/2039	987	922
5.400% due 02/15/2034	120	123
Atmos Energy Corp.
1.500% due 01/15/2031	229	200
4.150% due 01/15/2043	1,253	1,056
Avangrid, Inc. 3.800% due 06/01/2029	1,458	1,423
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	118	111
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	2,004	1,739
2.850% due 05/15/2051	89	54
3.250% due 04/15/2028	376	369
3.700% due 07/15/2030	838	815
4.450% due 01/15/2049	176	143
4.500% due 02/01/2045	236	200
6.125% due 04/01/2036	1,332	1,422
Black Hills Corp.
3.150% due 01/15/2027	1,194	1,185
4.200% due 09/15/2046	100	78
6.000% due 01/15/2035	1,129	1,173
6.150% due 05/15/2034	25	26
Boston Gas Co. 3.001% due 08/01/2029	800	760
BP Capital Markets PLC 4.875% due 03/22/2030 •(c)	51	50
British Telecommunications PLC 9.625% due 12/15/2030	1,358	1,623
Brooklyn Union Gas Co.
4.487% due 03/04/2049	58	46
4.504% due 03/10/2046	61	50
4.866% due 08/05/2032	501	491
Capital Power U.S. Holdings, Inc. 6.189% due 06/01/2035	939	963
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	2,595	2,610
CenterPoint Energy, Inc. 1.450% due 06/01/2026	591	588
Chile Electricity Lux MPC II SARL 5.672% due 10/20/2035	1,208	1,221
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	120	119
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	1,501	1,550
Commonwealth Edison Co.
3.700% due 03/01/2045	324	247
3.750% due 08/15/2047	196	147
4.000% due 03/01/2048	3,704	2,885
5.650% due 06/01/2054	1,088	1,064
Connecticut Light & Power Co. 4.000% due 04/01/2048	151	117
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	683	398
3.600% due 06/15/2061	1,050	704
3.850% due 06/15/2046	2,496	1,914
6.150% due 11/15/2052	1,270	1,322
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,303	1,283
Consumers Energy Co. 4.600% due 05/30/2029	463	466
Dominion Energy South Carolina, Inc. 5.300% due 01/15/2035	458	468
Dominion Energy, Inc.
3.300% due 04/15/2041	557	414
3.375% due 04/01/2030	364	348
5.375% due 11/15/2032	642	657
7.000% due 06/01/2054 •	1,057	1,118
DTE Electric Co.
3.000% due 03/01/2032	1,224	1,129
5.200% due 04/01/2033	363	372
DTE Energy Co. 3.400% due 06/15/2029	2,790	2,701
Duke Energy Carolinas LLC
2.450% due 08/15/2029	12	11
2.550% due 04/15/2031	680	622
2.850% due 03/15/2032	939	855
3.550% due 03/15/2052	530	375
3.875% due 03/15/2046	60	47
4.950% due 01/15/2033	241	245
6.000% due 12/01/2028	1,049	1,094
Duke Energy Corp.
2.450% due 06/01/2030	713	657
2.550% due 06/15/2031	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

3.150% due 08/15/2027	129	127
3.300% due 06/15/2041	15	11
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	1,417	950
3.750% due 09/01/2046	471	348
5.000% due 08/15/2052	178	152
6.100% due 09/15/2053	115	115
Duke Energy Florida LLC
2.400% due 12/15/2031	1,430	1,279
3.400% due 10/01/2046	848	604
5.650% due 04/01/2040	11	11
Duke Energy Indiana LLC 3.750% due 05/15/2046	550	421
Duke Energy Progress LLC
3.400% due 04/01/2032	1,845	1,727
3.450% due 03/15/2029	12	12
3.600% due 09/15/2047	100	73
4.000% due 04/01/2052	292	221
5.250% due 03/15/2033	1,893	1,950
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	126	125
Edison International 5.750% due 06/15/2027	454	458
Electricite de France SA
6.375% due 01/13/2055	1,354	1,384
6.900% due 05/23/2053	1,783	1,909
Emera U.S. Finance LP 4.750% due 06/15/2046	765	632
Enel Finance America LLC 2.875% due 07/12/2041	70	49
ENEL Finance International NV
4.375% due 09/30/2030	1,473	1,447
5.000% due 06/15/2032	1,796	1,795
6.000% due 10/07/2039	1,465	1,487
Entergy Mississippi LLC 5.800% due 04/15/2055	74	73
Evergy, Inc. 2.900% due 09/15/2029	3,218	3,053
Eversource Energy
2.900% due 03/01/2027	176	174
3.375% due 03/01/2032	768	704
4.600% due 07/01/2027	789	790
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	966	963
Exelon Corp. 4.450% due 04/15/2046	250	205
FirstEnergy Corp.
2.250% due 09/01/2030	774	698
3.900% due 07/15/2027	30	30
FirstEnergy Transmission LLC 2.866% due 09/15/2028	528	508
Florida Power & Light Co.
2.875% due 12/04/2051	415	258
3.150% due 10/01/2049	4,682	3,143
3.990% due 03/01/2049	10	8
4.125% due 02/01/2042	968	825
Fortis, Inc. 3.055% due 10/04/2026	28	28
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	1	1
Georgia Power Co.
2.650% due 09/15/2029	496	470
5.200% due 03/15/2035	353	359
5.250% due 03/15/2034	1,132	1,156
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,193	951
Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	18
6.250% due 07/15/2039	128	136
Jersey Central Power & Light Co. 2.750% due 03/01/2032	872	784
Kentucky Utilities Co.
5.125% due 11/01/2040	344	332
5.450% due 04/15/2033	2,059	2,129
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,333	1,324
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	181	184
Massachusetts Electric Co. 5.867% due 02/26/2054	30	29
MidAmerican Energy Co. 4.250% due 07/15/2049	4,870	3,909

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Mississippi Power Co. 3.950% due 03/30/2028	114	113
National Grid PLC 5.602% due 06/12/2028	500	512
National Rural Utilities Cooperative Finance Corp. 4.850% due 02/07/2029	491	497
New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	87
3.250% due 12/01/2026	1,083	1,075
NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/2032	451	398
5.000% due 02/28/2030	320	325
5.450% due 03/15/2035	249	253
NGPL PipeCo LLC 4.875% due 08/15/2027	303	304
Niagara Mohawk Power Corp. 5.112% due 01/12/2036	4,417	4,345
NiSource, Inc.
2.950% due 09/01/2029	1,362	1,295
5.000% due 06/15/2052	130	113
5.400% due 06/30/2033	135	138
Northern States Power Co. 2.900% due 03/01/2050	2,669	1,727
NSTAR Electric Co. 4.400% due 03/01/2044	43	36
Oglethorpe Power Corp. 6.200% due 12/01/2053	537	549
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	25
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	828	541
ONEOK, Inc.
3.400% due 09/01/2029	1,354	1,303
4.250% due 09/24/2027	476	475
4.400% due 10/15/2029	1,709	1,699
4.550% due 07/15/2028	695	696
4.750% due 10/15/2031	638	631
5.200% due 07/15/2048	1,255	1,104
6.100% due 11/15/2032	1,121	1,182
6.500% due 09/01/2030	1,408	1,491
Orange SA 5.000% due 01/13/2036	2,516	2,472
Pacific Gas & Electric Co.
2.500% due 02/01/2031	420	377
3.250% due 06/01/2031	81	75
3.300% due 12/01/2027	501	491
3.300% due 08/01/2040	260	195
3.750% due 07/01/2028	1,460	1,434
3.950% due 12/01/2047	1,050	765
4.550% due 07/01/2030	103	101
4.650% due 08/01/2028	52	52
4.950% due 07/01/2050	103	85
5.200% due 05/01/2036	2,930	2,857
5.450% due 06/15/2027	1,207	1,219
5.700% due 03/01/2035	400	406
5.800% due 05/15/2034	3,380	3,465
6.100% due 01/15/2029	1,506	1,559
PacifiCorp
2.900% due 06/15/2052	314	179
4.150% due 02/15/2050	472	345
5.100% due 02/15/2029	117	119
5.100% due 04/15/2031	2,500	2,507
5.350% due 12/01/2053	390	335
5.450% due 02/15/2034	2,145	2,138
5.800% due 04/15/2036	1,000	1,008
7.125% due 08/15/2056 •	2,834	2,678
PECO Energy Co. 3.000% due 09/15/2049	736	480
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% due 05/15/2027	429	426
Piedmont Natural Gas Co., Inc. 2.500% due 03/15/2031	58	53
Pinnacle West Capital Corp. 4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	287	287
Plains All American Pipeline LP/PAA Finance Corp. 5.150% due 06/01/2042	2,194	1,971
Public Service Co. of Colorado
1.900% due 01/15/2031	754	666
2.700% due 01/15/2051	550	328
3.550% due 06/15/2046	52	37
5.350% due 05/15/2034	252	257
5.850% due 05/15/2055	1,244	1,234

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Public Service Electric & Gas Co. 4.650% due 03/15/2033	2,761	2,731
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028	734	758
Puget Energy, Inc.
4.100% due 06/15/2030	629	610
4.224% due 03/15/2032	1,397	1,334
Puget Sound Energy, Inc.
3.250% due 09/15/2049	242	162
5.795% due 03/15/2040	30	31
RWE Finance U.S. LLC
5.875% due 04/16/2034	421	435
6.250% due 04/16/2054	324	327
San Diego Gas & Electric Co.
1.700% due 10/01/2030	748	662
3.000% due 03/15/2032	1,167	1,062
4.150% due 05/15/2048	632	497
5.350% due 04/01/2053	435	401
Sempra
3.250% due 06/15/2027	59	58
5.500% due 08/01/2033	484	499
Shell Finance U.S., Inc.
3.125% due 11/07/2049	217	144
5.125% due 10/15/2041	525	502
Sierra Pacific Power Co. 6.375% due 09/15/2056 •	2,459	2,440
Softbank Corp. 4.699% due 07/09/2030	1,000	995
Southern California Edison Co.
2.850% due 08/01/2029	1,450	1,368
2.950% due 02/01/2051	120	72
3.650% due 02/01/2050	1,640	1,126
4.000% due 04/01/2047	43	32
4.125% due 03/01/2048	2,557	1,916
5.450% due 06/01/2031	2,664	2,726
5.450% due 03/01/2035	2,891	2,903
Southern California Gas Co.
4.125% due 06/01/2048	1,748	1,358
4.450% due 03/15/2044	52	45
5.450% due 06/15/2035	141	145
5.600% due 04/01/2054	3,406	3,249
6.000% due 06/15/2055	119	119
Southern Co. Gas Capital Corp. 4.050% due 09/15/2028	117	116
Southern Power Co. 5.150% due 09/15/2041	580	547
Southwest Gas Corp.
4.050% due 03/15/2032	713	682
5.450% due 03/23/2028	1,205	1,228
Southwestern Electric Power Co. 4.100% due 09/15/2028	922	916
Southwestern Public Service Co.
3.150% due 05/01/2050	1,770	1,148
3.700% due 08/15/2047	177	131
3.750% due 06/15/2049	314	228
Tampa Electric Co. 4.350% due 05/15/2044	30	25
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/2032	49	47
TELUS Corp. 3.400% due 05/13/2032	451	411
Tucson Electric Power Co. 5.200% due 09/15/2034	2,585	2,602
Union Electric Co.
2.150% due 03/15/2032	965	843
2.625% due 03/15/2051	206	122
3.900% due 04/01/2052	387	292
Verizon Communications, Inc.
2.355% due 03/15/2032	5,558	4,853
2.550% due 03/21/2031	1,677	1,523
2.850% due 09/03/2041	296	208
2.987% due 10/30/2056	111	65
3.400% due 03/22/2041	444	341
3.700% due 03/22/2061	1,210	807
4.000% due 03/22/2050	878	664
4.016% due 12/03/2029	499	492
4.125% due 08/15/2046	155	123
4.672% due 03/15/2055	311	254
4.780% due 02/15/2035	1,471	1,424
4.812% due 03/15/2039	2,030	1,894
5.000% due 01/15/2036	688	674
5.401% due 07/02/2037	416	415
Virginia Electric & Power Co.
2.950% due 11/15/2051	160	98

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.625% due 05/15/2052	772	636
5.550% due 08/15/2054	680	645
5.600% due 09/15/2055	88	84
5.650% due 03/15/2055	116	111
6.000% due 01/15/2036	60	63
8.875% due 11/15/2038	1,985	2,586
Vistra Operations Co. LLC
4.300% due 07/15/2029	2,149	2,113
4.600% due 10/15/2030	2,910	2,854
Vodafone Group PLC
5.750% due 02/10/2063	2,414	2,248
6.150% due 02/27/2037	87	93
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,849	1,747
Wisconsin Power & Light Co. 3.950% due 09/01/2032	3,061	2,919
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	78	77

		231,704

Total Corporate Bonds & Notes (Cost $1,523,869)		1,494,225

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
3.375% due 08/15/2042	2,402	2,007
3.875% due 05/15/2043	1,500	1,330
4.000% due 11/15/2042	3,186	2,884
4.500% due 02/15/2044	15,700	15,020
4.625% due 02/15/2055 (h)	20,687	19,736
4.625% due 11/15/2055	214	204
U.S. Treasury Inflation Protected Securities(b)
1.750% due 01/15/2034 (h)(j)	20,525	20,446
1.875% due 07/15/2034 (h)	1,036	1,042
U.S. Treasury Notes
3.625% due 12/31/2030 (h)	16,500	16,277
3.875% due 08/15/2033 (j)	1,800	1,767
4.000% due 02/15/2034	14,200	14,009
4.375% due 05/15/2034 (h)	21,300	21,528
4.625% due 02/15/2035 (h)(j)	39,900	40,945

Total U.S. Treasury Obligations (Cost $158,935)		157,195

SOVEREIGN ISSUES 0.2%
Israel Government International Bonds 4.500% due 01/13/2031	1,800	1,764
Peru Government International Bonds 5.500% due 03/30/2036	800	798
Province of British Columbia 4.750% due 06/12/2034	480	489

Total Sovereign Issues (Cost $3,068)		3,051

	SHARES
PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032	1	1

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Total Preferred Securities (Cost $1)		1

SHORT-TERM INSTRUMENTS 2.8%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class,3.720%(f)	1,079,354	1,080

		1,080

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 2.8%		45,100

Total Short-Term Instruments (Cost $45,100)		45,100

Total Investments in Securities (Cost $1,732,053)		1,700,652

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 3.740%(d)(f)	4,906,112	4,906

Total Short-Term Instruments (Cost $5,986)		4,906

Total Investments in Affiliates (Cost $4,906)		4,906

Total Investments 105.7% (Cost $1,736,959)		$1,705,558
Financial Derivative Instruments(i)0.0%(Cost or Premiums, net $5,424)		607
Other Assets and Liabilities, net (5.7)%		(91,978)

Net Assets 100.0%		$1,614,187

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Securities with an aggregate market value of $4,793 were out on loan in exchange for $4,906 of cash collateral as of March 31, 2026.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026	$20,600	U.S. Treasury Notes 4.125% due 03/31/2029	$(21,013)	$20,600	$20,600
3.690	03/31/2026	04/01/2026	11,100	U.S. Treasury Notes 1.125% due 02/15/2031	(11,336)	11,100	11,101
3.710	03/31/2026	04/01/2026	13,400	U.S. Treasury Notes 4.125% due 03/31/2029	(13,686)	13,400	13,402

Total Repurchase Agreements	$(46,035)	$45,100	$45,103

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	3.780%	03/11/2026	04/06/2026	$(6,179)	$(6,193)
BRC	3.250	03/20/2026	05/01/2026	(1,448)	(1,450)
BSN	3.770	03/06/2026	04/06/2026	(61,567)	(61,734)
JPS	3.760	03/10/2026	04/21/2026	(10,919)	(10,944)
3.760	03/13/2026	04/17/2026	(4,738)	(4,747)

Total Reverse Repurchase Agreements	$(85,068)

(h)	Securities with an aggregate market value of $84,859 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(54,547) at a weighted average interest rate of 3.978%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2026	99	$10,710	$(150)	$14	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	69	7,833	(140)	20	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	135	15,736	(521)	30	0

Total Futures Contracts	$(811)	$64	$0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.303%	$7,000	$38	$(25)	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030		$164,900	$3,676	$(698)	$2,978	$323	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$101,300	$1,710	$72	$1,782	$220	$0

Total Swap Agreements						$5,424	$(651)	$4,773	$543	$0

(j)

Securities with an aggregate market value of $11,575 and cash of $10,417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$594,246	$0	$594,246
Industrials						0	668,275	0	668,275
Utilities						0	231,704	0	231,704
U.S. Treasury Obligations						0	157,195	0	157,195
Sovereign Issues						0	3,051	0	3,051
Preferred Securities
Industrials						0	1	0	1
Short-Term Instruments
Mutual Funds						0	1,080	0	1,080
Repurchase Agreements						0	45,100	0	45,100
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds						4,906	0	0	4,906

Total Investments						$4,906	$1,700,652	$0	$1,705,558

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$607	$0	$607

Total Financial Derivative Instruments						$0	$607	$0	$607

Totals						$4,906	$1,701,259	$0	$1,706,165

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.2% ¤
U.S. GOVERNMENT AGENCIES 175.6%
Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032 - 09/01/2046	$427	$396
3.000% due 10/01/2026 - 08/01/2046	2,437	2,287
3.050% due 03/01/2032	221	206
3.500% due 12/01/2033 - 12/01/2048	402	377
4.000% due 07/01/2042 - 05/01/2049	7,664	7,328
4.400% due 06/01/2030	82	82
4.500% due 04/01/2039 - 04/01/2049	1,233	1,217
5.000% due 09/01/2033 - 03/01/2056	46,920	46,690
5.000% due 11/01/2054 - 02/01/2055 (g)	37,405	37,124
5.500% due 11/01/2030 - 01/01/2056	85,779	87,295
5.500% due 03/01/2040 - 03/01/2055 (g)	68,832	70,021
5.815% due 02/01/2035 •	1	1
5.875% due 11/01/2031 - 02/01/2035 •	3	3
5.890% due 01/01/2034 •	2	2
5.977% due 01/01/2035 •	3	3
6.000% due 08/01/2026 - 10/01/2055	40,990	42,423
6.000% due 09/01/2053 - 11/01/2054 (g)	12,971	13,525
6.025% due 03/01/2035 •	1	1
6.247% due 02/01/2035 •	3	3
6.372% due 09/01/2034 •	49	51
6.403% due 10/01/2039 •	120	124
6.430% due 11/01/2036 •	54	56
6.447% due 04/01/2035 •	8	8
6.500% due 04/01/2035 •	4	4
6.500% due 05/01/2045 - 09/01/2055	29,777	30,947
6.515% due 06/01/2035 •	6	7
6.520% due 09/01/2035 •	34	35
6.694% due 08/01/2036 •	3	4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	3,075	2,988
4.228% due 10/25/2034 ~	800	788
Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	815	521
0.608% due 11/15/2040 •	109	86
0.868% due 05/15/2041 •	185	179
1.860% due 10/15/2037 ~(a)	5	0
1.919% due 10/15/2037 ~(a)	8	0
1.944% due 05/15/2037 ~(a)	7	0
2.000% due 11/25/2050 (a)	369	49
2.024% due 03/15/2037 ~(a)	9	0
2.156% due 11/15/2036 ~(a)	25	1
2.179% due 05/15/2035 •	86	87
2.192% due 11/15/2038 ~(a)	26	1
2.267% due 08/15/2041 ~(a)	8	0
2.288% due 06/15/2038 ~(a)	21	1
2.348% due 10/15/2041 ~(a)	21	1
2.369% due 02/15/2038 ~(a)	15	1
2.413% due 01/15/2043 •(a)	789	92
2.500% due 01/15/2045	107	100
2.513% due 08/15/2036 ~(a)	13	1
3.000% due 05/15/2044	187	128
4.000% due 03/15/2042	492	437
4.000% due 09/15/2045 - 04/15/2046 (a)	654	93
4.037% due 05/15/2035 •	12	11
4.146% due 04/15/2038 •	152	150
4.237% due 12/15/2031 •	15	15
4.287% due 09/15/2030 - 06/15/2042 •	133	133
4.512% due 05/25/2054 •	845	848
4.532% due 12/25/2055 •	6,334	6,334
4.562% due 09/25/2055 - 12/25/2055 •	15,847	15,930
4.612% due 08/25/2055 - 09/25/2055 •	22,800	22,879
4.662% due 02/25/2055 - 03/25/2055 •	1,889	1,899
4.672% due 03/25/2055 •	27,400	27,261
4.762% due 07/25/2054 - 11/25/2054 •	7,301	7,344
4.782% due 08/25/2054 •	1,171	1,179
4.812% due 01/25/2055 •	1,452	1,464
4.862% due 10/25/2054 - 08/25/2055 •	25,534	25,789
4.912% due 05/25/2055 •	1,065	1,071
4.962% due 11/25/2054 - 03/25/2055 •	18,690	18,793
5.012% due 03/25/2055 •	3,796	3,833
5.062% due 02/25/2055 •	1,340	1,351
5.500% due 09/15/2035	139	136

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

5.500% due 10/15/2035 (a)	36	4
6.500% due 05/15/2028 - 03/15/2029	102	103
7.000% due 05/15/2037	313	335
Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	2,947	446
3.500% due 01/15/2043 - 08/15/2045 (a)	327	53
4.146% due 10/15/2037 •	39	39
4.812% due 05/25/2054 •	2,589	2,607
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.059% due 02/25/2045 •	54	53
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	275	239
3.500% due 12/25/2046	212	187
Federal National Mortgage Association
2.500% due 06/01/2028 - 12/01/2046	279	251
3.000% due 10/01/2026 - 07/01/2060	3,780	3,473
3.500% due 05/01/2034 - 01/01/2057	14,180	13,216
3.800% due 10/01/2029	735	727
4.000% due 06/01/2033 - 07/01/2056	27,349	26,265
4.140% due 04/01/2028	155	155
4.160% due 10/01/2032	610	602
4.190% due 07/01/2030	1,920	1,920
4.280% due 02/01/2030 - 01/01/2031	3,196	3,202
4.300% due 12/01/2032 (g)	17,000	16,862
4.350% due 12/01/2029 - 12/01/2032	3,705	3,700
4.370% due 11/01/2032	3,229	3,226
4.380% due 01/01/2031	714	713
4.385% due 07/01/2030 - 04/01/2033	2,508	2,518
4.400% due 01/01/2032	630	631
4.410% due 01/01/2033	2,894	2,884
4.430% due 11/01/2032	3,000	2,999
4.450% due 08/01/2030	2,861	2,883
4.490% due 04/01/2033	200	200
4.500% due 07/01/2032 - 04/01/2059	32,544	32,100
4.510% due 10/01/2032 - 11/01/2032	8,113	8,152
4.590% due 03/01/2031	1,497	1,512
4.620% due 11/01/2030	6,134	6,210
4.660% due 11/01/2030	2,260	2,289
4.680% due 06/01/2030 - 11/01/2030	9,793	9,917
4.700% due 07/01/2030 - 05/01/2035	4,084	4,145
4.720% due 03/01/2030	4,707	4,771
4.730% due 08/01/2030	1,700	1,710
4.740% due 04/01/2030	1,200	1,206
4.750% due 09/01/2030	2,140	2,177
4.770% due 12/01/2029	90	91
4.800% due 09/01/2032	4,542	4,629
4.860% due 12/01/2027 - 05/01/2035	3,218	3,275
4.870% due 05/01/2035	200	204
4.900% due 09/01/2030	2,535	2,600
4.930% due 09/01/2030	1,545	1,585
4.950% due 12/01/2035	2,731	2,768
4.960% due 09/01/2032	1,365	1,403
4.970% due 05/01/2035	4,779	4,888
4.980% due 05/01/2035	3,900	4,007
4.990% due 01/01/2033	1,455	1,495
5.000% due 09/01/2049 - 03/01/2056	40,925	40,756
5.040% due 08/01/2030	2,087	2,151
5.050% due 03/01/2030 (g)	14,677	15,112
5.050% due 02/01/2036 •	83	84
5.110% due 11/01/2030	1,814	1,869
5.114% due 08/01/2042 - 10/01/2044 •	185	185
5.140% due 02/01/2035	3,500	3,632
5.160% due 03/01/2030	10,377	10,695
5.180% due 05/01/2035	1,977	2,056
5.200% due 11/01/2030 - 05/01/2035	3,205	3,338
5.210% due 05/01/2035	1,090	1,134
5.230% due 05/01/2033 - 05/01/2035	2,806	2,914
5.250% due 02/01/2031	624	647
5.265% due 08/01/2027 •	3	3
5.280% due 07/01/2030	937	971
5.441% due 03/01/2035 •	2	2
5.500% due 09/01/2034 - 12/01/2055	70,344	71,378
5.500% due 11/01/2039 (g)	15,975	16,297
5.534% due 01/01/2035 •	6	7
5.590% due 12/01/2034 - 03/01/2035 •	2	2
5.598% due 02/01/2035 •	9	9
5.640% due 11/01/2035 •	10	10
5.652% due 02/01/2035 •	2	2
5.727% due 01/01/2035 •	11	12
5.740% due 01/01/2035 •	4	4
5.773% due 01/01/2035 •	3	3
5.782% due 02/01/2035 •	4	4
5.785% due 03/01/2035 •	1	1
5.795% due 12/01/2034 •	3	3

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

5.810% due 06/01/2031	1,700	1,729
5.828% due 02/01/2035 •	4	4
5.868% due 01/01/2035 •	17	17
5.870% due 02/01/2035 •	4	4
5.915% due 02/01/2042 •	13	13
5.943% due 05/01/2035 •	19	20
6.000% due 10/01/2032 - 12/01/2055	59,642	61,766
6.000% due 10/01/2054 - 01/01/2056 (g)	21,312	21,864
6.002% due 02/01/2035 •	2	2
6.010% due 10/01/2028 •	1	1
6.040% due 10/01/2035 •	3	3
6.050% due 05/01/2035 •	1	1
6.076% due 05/01/2035 •	18	19
6.081% due 11/01/2034 •	2	2
6.099% due 10/01/2035 •	1	1
6.106% due 11/01/2048 •	80	83
6.123% due 09/01/2041 •	19	20
6.155% due 11/01/2035 •	6	7
6.165% due 07/01/2035 •	3	3
6.175% due 09/01/2034 •	18	18
6.182% due 10/01/2037 •	175	182
6.228% due 01/01/2036 •	42	43
6.374% due 04/01/2033 •	6	6
6.383% due 05/01/2038 •	120	125
6.394% due 07/01/2035 •	12	12
6.487% due 09/01/2035 •	9	10
6.500% due 11/01/2028 - 09/01/2055	27,280	28,524
6.523% due 07/01/2035 •	4	4
6.573% due 05/01/2035 •	10	10
6.675% due 04/01/2035 •	11	11
6.880% due 10/01/2032 •	67	67
7.000% due 06/01/2035	1	1
Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	10,653	1,351
5.500% due 05/25/2036 - 12/25/2040 (a)	1,823	343
6.000% due 01/25/2037 - 11/25/2040 (a)	893	175
6.500% due 04/25/2038 (a)	9	2
Federal National Mortgage Association REMICS
0.000% due 07/25/2043 •	328	214
0.200% due 02/25/2043 •(a)	97	1
0.325% due 04/25/2043 - 06/25/2043 •	316	240
0.506% due 10/25/2045 •	73	48
1.824% due 06/25/2044 •(a)	158	8
1.868% due 10/25/2046 ~(a)	9	0
1.875% due 07/25/2044 ~(a)	33	1
1.877% due 07/25/2052 ~(a)	33	2
1.979% due 09/25/2045 ~(a)	19	1
1.980% due 07/25/2044 ~(a)	30	2
2.000% due 08/25/2042	482	416
2.067% due 07/25/2045 ~(a)	123	7
2.070% due 04/25/2055 ~(a)	55	3
2.072% due 03/25/2045 ~(a)	75	4
2.130% due 01/25/2045 ~(a)	21	1
2.173% due 08/25/2054 ~(a)	49	2
2.224% due 11/25/2049 •(a)	62	8
2.291% due 08/25/2044 ~(a)	22	2
2.398% due 08/25/2055 ~(a)	32	1
2.500% due 02/25/2051 (a)	527	90
2.809% due 11/25/2035 •(a)	213	16
3.000% due 07/25/2045	102	81
3.000% due 04/25/2046 (a)	89	9
3.500% due 03/25/2044 - 12/25/2047	266	256
3.500% due 04/25/2046 (a)	22	2
3.842% due 12/25/2036 •	237	233
3.902% due 03/25/2034 •	14	14
3.932% due 08/25/2034 •	1	1
4.000% due 03/25/2041 - 11/25/2045	504	418
4.076% due 12/25/2048 •	262	259
4.176% due 03/25/2049 •	168	166
4.226% due 07/25/2036 •	124	124
4.246% due 08/25/2050 •	87	86
4.276% due 03/25/2032 •	26	26
4.436% due 04/25/2037 •	165	161
4.500% due 11/25/2039	52	48
4.562% due 01/25/2055 •	1,070	1,071
4.662% due 03/25/2055 - 11/25/2055 •	5,495	5,513
4.672% due 03/25/2055 •	9,000	8,975
4.673% due 07/25/2055 •	9,000	8,974
4.762% due 11/25/2055 •	2,143	2,150
4.776% due 04/25/2032 •	16	16
4.812% due 08/25/2055 •	1,923	1,938
4.862% due 11/25/2055 •	3,033	3,062
4.912% due 05/25/2054 - 10/25/2055 •	10,336	10,397
4.922% due 09/25/2054 •	5,629	5,663

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

5.012% due 01/25/2055 •	930	937
5.062% due 08/25/2054 - 02/25/2055 •	35,588	35,822
5.112% due 06/25/2054 •	704	710
5.162% due 01/25/2055 •	687	694
6.125% due 05/25/2035 ~	16	16
6.500% due 01/25/2032	8	8
8.000% due 07/25/2034	134	143
Federal National Mortgage Association REMICS Trust
3.896% due 06/25/2033 •	6	6
3.906% due 06/25/2032 •	22	22
3.946% due 11/25/2032 •	5	5
Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	1,693	77
2.944% due 07/25/2039	89	82
Government National Mortgage Association
2.000% due 03/20/2043	55	47
3.000% due 02/15/2043 - 03/15/2050	3,152	2,866
3.000% due 03/20/2052 (g)	19,710	17,621
3.500% due 02/15/2042 - 02/20/2056	16,322	15,026
4.000% due 03/15/2045 - 10/20/2050	9,535	9,044
4.070% due 01/15/2050	1,083	974
4.500% due 07/15/2039 - 07/20/2052	3,505	3,407
5.000% due 11/20/2034 - 12/20/2048	642	650
5.500% due 09/15/2033 - 12/15/2039	53	54
6.000% due 05/20/2042 - 01/20/2056	13,190	13,388
6.500% due 02/15/2027 - 04/20/2055	216	226
Government National Mortgage Association REMICS
0.000% due 12/20/2036 (b)(d)	72	60
0.508% due 09/20/2045 •	138	90
1.202% due 11/20/2045 ~(a)	48	2
1.207% due 09/20/2045 ~(a)	58	2
1.236% due 12/20/2045 ~(a)	43	2
1.277% due 06/20/2043 ~(a)	41	2
1.307% due 08/20/2045 •	85	74
1.489% due 06/20/2042 ~(a)	42	2
1.539% due 06/20/2042 ~(a)	39	2
3.000% due 05/20/2047 - 11/20/2067	373	306
3.500% due 08/20/2042 - 05/20/2049 (a)	511	59
3.973% due 11/20/2067 •	172	172
4.000% due 06/20/2045 (a)	265	47
4.083% due 05/20/2068 •	318	317
4.133% due 02/20/2068 - 04/20/2070 •	106	105
4.203% due 06/20/2070 •	241	239
4.213% due 05/20/2065 •	2	2
4.247% due 04/20/2065 •	224	223
4.263% due 03/20/2061 •	3	3
4.298% due 10/20/2062 •	76	76
4.323% due 02/20/2074 •	528	528
4.343% due 04/20/2072 •	974	974
4.373% due 08/20/2075 •	9,788	9,787
4.383% due 05/20/2069 •	324	325
4.391% due 01/20/2068 •	933	937
4.403% due 02/20/2073 •	7,243	7,259
4.423% due 01/20/2065 - 01/20/2076 •	14,622	14,744
4.433% due 09/20/2069 •	208	208
4.463% due 11/20/2065 - 04/20/2074 •	566	571
4.473% due 08/20/2072 - 08/20/2074 •	1,085	1,096
4.491% due 12/20/2068 •	72	73
4.500% due 06/20/2043	90	86
4.503% due 09/20/2063 - 01/20/2069 •	100	100
4.513% due 04/20/2075 •	1,643	1,655
4.533% due 09/20/2065 •	271	272
4.543% due 02/20/2073 •	476	482
4.573% due 08/20/2054 - 07/20/2074 •	2,533	2,554
4.583% due 01/20/2066 - 09/20/2066 •	88	88
4.603% due 01/20/2074 •	889	903
4.653% due 09/20/2073 •	451	458
4.673% due 12/20/2073 •	1,418	1,436
4.683% due 01/20/2066 •	14	14
4.693% due 12/20/2072 •	395	402
4.712% due 10/20/2067 •	692	697
4.723% due 08/20/2053 •	363	364
4.783% due 04/20/2063 - 03/20/2066 •	586	590
4.823% due 12/20/2070 •	212	215
4.833% due 07/20/2070 - 08/20/2070 •	2,405	2,438
4.861% due 06/20/2068 •	166	167
4.927% due 08/20/2068 •	236	238
4.933% due 03/20/2066 •	29	29
5.023% due 07/20/2055 •	18,686	18,835
5.033% due 10/20/2070 •	582	595
5.083% due 09/20/2063 •	17	17
5.093% due 02/20/2073 •	1,015	1,040
5.500% due 08/20/2035	34	34

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Government National Mortgage Association, TBA
2.000% due 05/01/2056	34,800	28,739
2.500% due 05/01/2056	48,100	41,362
3.000% due 04/01/2056	500	446
3.500% due 03/01/2056 - 06/01/2056	77,000	70,595
4.000% due 05/01/2056	30,500	28,556
4.500% due 06/01/2040 - 04/01/2056	15,500	14,973
5.000% due 06/01/2040 - 05/01/2056	36,400	35,959
5.500% due 06/01/2040 - 05/01/2056	15,700	15,760
6.000% due 05/01/2056	8,100	8,228
6.500% due 05/01/2056	28,000	29,019
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2041 - 05/01/2056	51,435	42,009
2.500% due 04/01/2041 - 05/01/2056	36,300	30,625
3.000% due 06/01/2040 - 05/01/2056	129,100	114,493
3.500% due 04/01/2041 - 06/01/2056	19,150	17,585
4.000% due 04/01/2041 - 06/01/2056	39,800	37,562
4.500% due 04/01/2041 - 05/01/2056	76,500	73,936
5.000% due 04/01/2041 - 05/01/2056	129,500	127,719
5.500% due 04/01/2056 - 05/01/2056	22,000	22,094
6.000% due 05/01/2056 - 07/01/2056	103,100	104,929
6.500% due 05/01/2056	19,500	20,158

Total U.S. Government Agencies (Cost $2,051,822)		2,052,823

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	336	337
Banc of America Funding Trust
4.370% due 05/20/2035 •	17	16
4.751% due 01/20/2047 ~	74	65
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~	1	1
Chase Mortgage Finance Corp. 4.862% due 01/25/2057 ~	1,972	1,973
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.073% due 01/25/2035 •	2	2
CHL Mortgage Pass-Through Trust
3.598% due 04/25/2035 ~	199	133
4.373% due 04/25/2035 •	7	6
4.493% due 02/25/2036 •	1	0
4.713% due 09/25/2034 •	29	26
5.678% due 06/19/2031 ~	10	10
Citigroup Mortgage Loan Trust, Inc.
4.593% due 08/25/2035 •	40	39
6.500% due 06/25/2054 ~	114	116
COMM Mortgage Trust 5.087% due 12/15/2038 •	1,439	1,426
Countrywide Alternative Loan Trust
4.190% due 07/20/2046 •	26	23
4.213% due 05/25/2035 •	106	103
4.293% due 09/25/2046 •	406	343
4.293% due 10/25/2046 •	30	28
4.473% due 10/25/2046 •	231	201
CSMC Trust 2.500% due 07/25/2056 ~	132	110
GreenPoint Mortgage Funding Trust
4.193% due 10/25/2046 •	103	97
4.193% due 12/25/2046 •	136	138
4.333% due 04/25/2036 •	36	33
4.473% due 10/25/2046 •	339	275
GS Mortgage Securities Corp. Trust 4.870% due 07/15/2031 •	1,100	852
GSR Mortgage Loan Trust 4.313% due 08/25/2046 •	173	37
HarborView Mortgage Loan Trust 4.271% due 03/19/2036 •	17	16
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	465	454
IndyMac INDX Mortgage Loan Trust
4.193% due 06/25/2046 •	41	37
4.193% due 11/25/2046 •	97	94
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	666	579
4.317% due 08/25/2051 •	1,752	1,624
4.693% due 11/25/2049 •	36	35
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	342	317
4.250% due 09/29/2046 «	638	585
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	379	367
MASTR Alternative Loan Trust 4.193% due 03/25/2036 •	951	77

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.487% due 11/15/2031 •	7	7
MFA Trust 1.381% due 04/25/2065 ~	60	59
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	277	266
4.617% due 09/25/2051 •	694	653
OBX Trust
3.000% due 01/25/2052 ~	311	269
5.610% due 11/25/2064 ~	2,669	2,684
RALI Trust
4.039% due 08/25/2035 ~	146	50
4.193% due 12/25/2046 •	79	74
4.253% due 05/25/2037 •	15	14
4.333% due 05/25/2046 •	56	42
Sequoia Mortgage Trust
4.491% due 10/19/2026 •	7	7
5.172% due 04/25/2056 •	600	601
Structured Asset Mortgage Investments Trust 4.451% due 09/19/2032 •	2	2
Thornburg Mortgage Securities Trust 5.139% due 10/25/2046 •	25	24
Towd Point Mortgage Trust 4.793% due 05/25/2058 •	89	90
WaMu Mortgage Pass-Through Certificates Trust
4.793% due 07/25/2044 •	25	24
4.843% due 12/25/2045 •	242	217
Washington Mutual Mortgage Pass-Through Certificates Trust 4.579% due 12/25/2046 •	93	78

Total Non-Agency Mortgage-Backed Securities (Cost $16,800)		15,736

ASSET-BACKED SECURITIES 3.4%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.137% due 11/15/2036 •	427	428

HOME EQUITY OTHER 0.1%
Amortizing Residential Collateral Trust 4.493% due 10/25/2031 •	2	2
Centex Home Equity Loan Trust 4.093% due 01/25/2032 •	3	3
Citigroup Mortgage Loan Trust, Inc. 4.113% due 12/25/2036 •	505	284
Countrywide Asset-Backed Certificates 4.293% due 03/25/2037 •	29	28
Countrywide Asset-Backed Certificates Trust 4.073% due 04/25/2047 •	58	57
EMC Mortgage Loan Trust 5.293% due 08/25/2040 •	27	28
GSAA Home Equity Trust 4.393% due 03/25/2037 •	164	65
GSAMP Trust 4.053% due 12/25/2046 •	364	192
Home Equity Asset Trust 4.393% due 11/25/2032 •	3	3
HSI Asset Securitization Corp. Trust 4.073% due 01/25/2037 •	249	191
Morgan Stanley ABS Capital I, Inc. Trust 3.863% due 10/25/2036 •	369	193
Saxon Asset Securities Trust 5.543% due 12/25/2037 •	146	132

		1,178

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.513% due 04/25/2037 •	468	123

OTHER ABS 3.2%
Apex Credit CLO Ltd. 5.468% due 04/20/2036 •	500	501
ARES LXV CLO Ltd. 4.788% due 07/25/2034 •	1,700	1,700
Bain Capital Credit CLO Ltd. 4.830% due 07/17/2035 •	2,000	2,000
Benefit Street Partners CLO XXII Ltd. 4.818% due 04/20/2035 •	2,100	2,101
Birch Grove CLO Ltd. 5.258% due 07/17/2037 •	4,700	4,712

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Canyon CLO Ltd. 4.772% due 10/15/2034 •	1,400	1,400
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •	2,200	2,202
Diameter Capital CLO 6 Ltd. 5.282% due 04/15/2037 •	500	502
Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •	853	854
Golub Capital Partners CLO 50B-R Ltd. 4.778% due 04/20/2035 •	2,100	2,101
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •	2,800	2,803
Marble Point CLO XXII Ltd. 4.888% due 07/25/2034 •	2,700	2,699
Symphony CLO XXIV Ltd. 4.801% due 10/23/2035 •	1,500	1,498
Symphony CLO XXIX Ltd. 4.822% due 10/15/2035 •	2,200	2,197
Symphony CLO XXXII Ltd. 4.821% due 10/23/2035	2,800	2,800
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •	2,400	2,402
Vibrant CLO XII Ltd. 4.818% due 04/20/2034 •	2,300	2,303
Wind River CLO Ltd. 4.778% due 07/20/2034 •	2,700	2,702

		37,477

Total Asset-Backed Securities (Cost $39,651)		39,206

	SHARES
SHORT-TERM INSTRUMENTS 4.8%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(e)	1,210,074	1,210

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 3.8%		45,000

U.S. TREASURY BILLS 0.9%
3.710% due 04/07/2026 - 07/21/2026 (c)(d)(j)	10,821	10,725

Total Short-Term Instruments (Cost $56,935)		56,935

Total Investments in Securities (Cost $2,165,208)		2,164,700

Total Investments 185.2% (Cost $2,165,208)		$2,164,700
Financial Derivative Instruments(h)(i)1.3%(Cost or Premiums, net $17,948)		15,264
Other Assets and Liabilities, net (86.5)%		(1,010,838)

Net Assets 100.0%		$1,169,126

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	3.720%	03/31/2026	04/01/2026	$45,000	U.S. Treasury Bills 0.000% due 04/28/2026		$(45,920)	$45,000	$45,005

Total Repurchase Agreements							$(45,920)	$45,000	$45,005

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SAL				3.780%	03/12/2026	04/13/2026	$(98,563)		$(98,770)
WFS				3.780	03/12/2026	04/13/2026	(70,127)		(70,274)

Total Reverse Repurchase Agreements									$(169,044)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.7)%
Government National Mortgage Association, TBA					3.000%	04/01/2056	$2,000	$(1,779)	$(1,786)
Government National Mortgage Association, TBA					3.000	05/01/2056	2,000	(1,777)	(1,784)
Uniform Mortgage-Backed Security, TBA					3.000	04/01/2056	8,000	(7,133)	(7,028)
Uniform Mortgage-Backed Security, TBA					4.000	04/01/2056	11,000	(10,360)	(10,381)
Uniform Mortgage-Backed Security, TBA					4.000	05/01/2056	11,800	(11,249)	(11,127)
Uniform Mortgage-Backed Security, TBA					4.500	04/01/2056	8,800	(8,634)	(8,494)
Uniform Mortgage-Backed Security, TBA					4.500	06/01/2056	12,700	(12,212)	(12,238)
Uniform Mortgage-Backed Security, TBA					5.000	06/11/2056	15,000	(14,755)	(14,764)
Uniform Mortgage-Backed Security, TBA					5.500	05/01/2041	30,500	(31,014)	(31,071)
Uniform Mortgage-Backed Security, TBA					5.500	04/01/2056	100	(101)	(101)
Uniform Mortgage-Backed Security, TBA					5.500	05/01/2056	87,700	(88,409)	(87,991)
Uniform Mortgage-Backed Security, TBA					5.500	06/11/2056	8,000	(8,021)	(8,018)
Uniform Mortgage-Backed Security, TBA					6.500	06/11/2056	12,000	(12,398)	(12,404)

Total Short Sales (17.7)%								$(207,842)	$(207,187)

(g)							Securities with an aggregate market value of $175,352 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(100,081) at a weighted average interest rate of 3.992%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note June Futures				06/2026	9	$974	$(13)		$1	$0
U.S. Treasury 10-Year Note June Futures				06/2026	30	3,331	(68)		7	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2026	102	11,579	(265)		31	0

Total Futures Contracts							$(346)		$39	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(27)	$13	$(14)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	20,900	938	(483)	455	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	5,500	(183)	158	(25)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	8,600	426	(230)	196	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	14,800	(366)	338	(28)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032	5,000	(27)	121	94	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	18,200	(410)	370	(40)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	4,200	(74)	68	(6)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,300	(52)	63	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	12,600	940	(386)	554	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	15,800	430	397	827	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	21,900	(193)	388	195	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	4,800	(34)	78	44	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	7,600	(216)	136	(80)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	2,400	21	5	26	4	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	3,400	41	(2)	39	0	(3)

Total Swap Agreements						$1,214	$1,034	$2,248	$4	$(157)

Cash of $7,579 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.480%	07/14/2026	22,300	$181	$140
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.095	04/06/2026	1,400	4	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.750	06/11/2026	37,300	17	22
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.750	06/30/2026	10,000	20	9
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	4.750	09/04/2026	26,500	21	63

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	1,400	124	99
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	1,400	124	127
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	1,400	126	108
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	1,400	126	120
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	6,000	536	451
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	3,000	271	264
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	6,000	540	498
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	3,000	270	246
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,800	246	213
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,800	246	244
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	50,500	4,383	4,123
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,200	190	184
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,200	190	176
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.947	04/06/2026	16,500	24	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	1,700	10	9
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.224	05/18/2026	8,000	33	10
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	05/29/2026	2,600	18	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.055	04/07/2026	6,000	15	3
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	5,800	75	24
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	5,800	75	110
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	2,900	258	209
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	2,900	258	260
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	1,600	146	132
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	1,600	146	132
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	1,600	144	126
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	1,600	144	135
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	2,200	197	168
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	2,200	197	191
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	5,600	497	448
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	2,800	249	234
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	4,200	369	323
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	4,200	369	362
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.628	08/20/2035	55,000	4,764	4,494
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	1,500	133	108
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	1,500	133	134
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	1,500	134	114
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	1,500	134	130
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	05/05/2026	2,500	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	1,000	5	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	1,600	144	115
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	1,600	144	145

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,800	241	235
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,800	241	224
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	12,800	34	60
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,600	229	202
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,600	229	223

$17,405	$16,188

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	$4,500	$6	$38
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.098	05/06/2026	6,500	2	5
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.469	06/04/2026	1,500	6	10
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.469	06/04/2026	1,500	6	3
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.094	05/06/2026	1,000	0	1

$20	$57

Total Purchased Options	$17,425	$16,245

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780%	07/14/2026	23,800	$(181)	$(261)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	2,250	(3)	(13)
BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.724	05/18/2026	10,900	(33)	(94)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	500	(1)	(2)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	1,600	(1)	(5)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.450	06/05/2026	6,800	(34)	(17)

$(253)	$(392)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.258	05/06/2026	17,000	$(25)	$(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	10,000	(18)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	10,000	(19)	(54)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.094	04/06/2026	6,000	(25)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	3,500	(9)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.641	04/06/2026	7,000	(13)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	3,000	(20)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	5,500	(26)	(31)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	96.969	06/04/2026	2,000	(15)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	3,000	(17)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	5,500	(23)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	99.891	04/06/2026	3,500	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.031	06/04/2026	3,500	(6)	(4)

Schedule of Investments PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(Cont.)	March 31, 2026 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	13,000	(38)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	15,000	(27)	(81)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 05/01/2056	103.688	05/06/2026	17,000	(17)	(1)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	3,500	(9)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.625	04/06/2026	8,000	(14)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	3,000	(8)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.000	06/04/2026	7,000	(11)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	3,000	(7)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.328	04/06/2026	16,000	(29)	(66)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	3,500	(9)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.813	04/06/2026	6,500	(16)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	1,500	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	1,000	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.977	06/04/2026	11,500	(22)	(48)

$(438)	$(475)

Total Written Options	$(691)	$(867)

(j)

Securities with an aggregate market value of $771 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
U.S. Government Agencies	$0	$2,052,823	$0	$2,052,823
Non-Agency Mortgage-Backed Securities	0	14,467	1,269	15,736
Asset-Backed Securities
CMBS Other	0	428	0	428
Home Equity Other	0	1,178	0	1,178
Home Equity Sequential	0	123	0	123
Other ABS	0	37,477	0	37,477
Short-Term Instruments
Mutual Funds	0	1,210	0	1,210
Repurchase Agreements	0	45,000	0	45,000
U.S. Treasury Bills	0	10,725	0	10,725

Total Investments	$0	$2,163,431	$1,269	$2,164,700

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(207,187)	$0	$(207,187)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	43	0	43
Over the counter	0	16,245	0	16,245

$0	$16,288	$0	$16,288
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(157)	0	(157)
Over the counter	0	(867)	0	(867)

$0	$(1,024)	$0	$(1,024)

Total Financial Derivative Instruments	$0	$15,264	$0	$15,264

Totals	$0	$1,971,508	$1,269	$1,972,777

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Alfa-Bank CJSC 5.860% (EUR003M + 2.100%) due 10/21/2026 «~(i)		$431	$431
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		22,500	22,646
Alkermes, Inc. 6.418% (TSFR1M + 2.750%) due 08/12/2031 ~		2,400	2,421
Altice France SA
6.391% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	2,959	3,407
6.391% (EUR003M + 4.375%) due 10/30/2028 ~		1,973	2,270
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,590	1,584
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		1,018	1,015
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		3,186	3,199
American Axle & Manufacturing, Inc. 6.912% (TSFR3M + 3.250%) due 02/03/2033 ~		6,336	6,320
Aspire Bakeries Holdings LLC 6.668% (TSFR1M + 3.000%) due 12/23/2030 «~		2,970	2,977
Bank of Industry Ltd. 3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	4,500	5,189
Citco Funding LLC 5.667% (TSFR3M + 2.000%) due 01/30/2033 ~		$1,397	1,393
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		116	107
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		893	858
Clydesdale Acquisition Holdings, Inc. 6.918% (TSFR1M + 3.250%) due 04/01/2032 ~		1,979	1,854
Columbus McKinnon Corp. 7.200% (TSFR3M + 3.500%) due 02/03/2033 ~		7,427	7,409
Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~		980	905
6.418% (TSFR1M + 2.750%) due 03/26/2032 ~		4,963	4,580
CPPIB OVM Member U.S. LLC 5.950% (TSFR3M + 2.250%) due 08/20/2031 ~		1,970	1,972
Cyberswift U.S. Finco LLC 7.646% (TSFR3M + 4.000%) due 10/08/2032 ~		1,200	1,185
Databricks, Inc.
1.000% due 01/05/2032 ~µ		20,987	20,882
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		4,913	4,888
Ecopetrol SA TBD% due 12/18/2027 «		10,000	9,900
Finastra USA, Inc. 7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		10,150	9,556
FinCo I LLC 5.418% (TSFR1M + 1.750%) due 06/27/2029 ~		98	95
Froneri Lux Finco SARL 5.877% (TSFR6M + 2.250%) due 09/30/2032 ~		1,000	983
GFL Environmental, Inc. 6.166% (TSFR3M + 2.500%) due 03/03/2032 ~		4,975	4,981
Global Medical Response, Inc. 7.170% (TSFR3M + 3.500%) due 10/01/2032 ~		2,085	2,081
Golden State Food LLC 7.200% (TSFR3M + 3.500%) due 12/04/2031 ~		2,963	2,970
ION Platform Finance U.S., Inc. 7.450% (TSFR3M + 3.750%) due 10/07/2032 ~		7,100	5,745
Jane Street Group LLC 5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		19,456	19,125
Kaseya, Inc. 6.918% (TSFR1M + 3.250%) due 03/22/2032 ~		3,970	3,719
LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~		788	788
7.422% (TSFR3M + 3.750%) due 05/19/2031 ~		4,938	4,945
Medline Borrower LP 5.418% (TSFR1M + 1.750%) due 10/23/2030 ~		985	987
MH Sub I LLC 7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		2,963	1,989
Modena Buyer LLC 7.917% (TSFR3M + 4.250%) due 07/01/2031 ~		1,481	1,335
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		2,291	1,513
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		232	176
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	1,500	1,978

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Olympus Water U.S. Holding Corp. 6.950% (TSFR3M + 3.250%) due 11/03/2032 ~		$800	773
Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	10,000	11,571
4.546% (EUR006M + 2.450%) due 04/01/2027 «~		7,600	8,854
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		$3,284	2,725
Petco Health & Wellness Co., Inc. 7.950% (TSFR3M + 4.250%) due 02/03/2031 ~		4,550	4,457
Polaris Newco LLC 7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		9,279	8,192
Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		5,494	5,494
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		2,745	2,745
Proofpoint, Inc. 6.700% (TSFR3M + 3.000%) due 08/31/2028 ~		3,950	3,830
Qnity Electronics, Inc. 5.668% (TSFR1M + 2.000%) due 11/01/2032 ~		898	898
QualityTech LP 7.173% (TSFR1M + 3.500%) due 10/30/2031 «~		3,960	3,955
QuidelOrtho Corp. 7.668% (TSFR1M + 4.000%) due 08/20/2032 ~		11,945	11,945
Raven Acquisition Holdings LLC
3.000% due 11/19/2031 ~µ		133	131
6.668% (TSFR1M + 3.000%) due 11/19/2031 ~		1,848	1,815
Republic of Kenya Government International Bonds 9.186% (JY0003M + 5.400%) due 04/05/2028 «~		4,167	4,130
Rockpoint Gas Storage Partners LP 6.200% (TSFR3M + 2.500%) due 09/18/2031 ~		4,836	4,855
Specialty Building Products Holdings LLC 7.518% (TSFR1M + 3.750%) due 10/16/2028 ~		2,658	2,278
Stepstone Group Midco 2 GmbH 8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		3,970	3,494
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,260
TK Elevator Midco GmbH 6.377% (TSFR6M + 2.750%) due 04/30/2030 ~		$4,957	4,973
TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~		499	499
6.168% (TSFR1M + 2.500%) due 01/19/2032 ~		4,877	4,882
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~		4,180	4,185
6.168% (TSFR1M + 2.500%) due 02/13/2033 ~		7,100	7,112
Transnet SOC Ltd. 10.658% due 03/02/2028 «~	ZAR	105,143	6,133
Trident TPI Holdings, Inc. 7.450% (TSFR3M + 3.750%) due 09/15/2028 ~		$9,651	9,164
Truist Insurance Holdings LLC 6.450% (TSFR3M + 2.750%) due 05/06/2031 ~		460	454
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		3,263	3,323
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		2,954	2,790
UKG, Inc. 6.167% (TSFR3M + 2.500%) due 02/10/2031 ~		887	848
Varsity Brands, Inc. 6.450% (TSFR3M + 2.750%) due 08/26/2031 ~		1,895	1,890
VEON Amsterdam BV 7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		4,000	3,978
Versant Media Group, Inc. 7.200% (TSFR3M + 3.500%) due 01/30/2031 ~		1,500	1,501
Virgin Media Bristol LLC 7.052% (TSFR6M + 3.175%) due 03/31/2031 ~		4,600	4,211
Virgin Media Investment Holdings Ltd. 6.978% due 08/01/2030 «~	GBP	1,600	2,033
VistaJet Malta Finance PLC 7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~		$4,950	4,908

Total Loan Participations and Assignments (Cost $340,494)			337,644

CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 10.2%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		13,543	13,517
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.500% due 10/01/2031		2,800	2,753
American Tower Corp.
2.750% due 01/15/2027		575	568
3.650% due 03/15/2027		200	199
3.800% due 08/15/2029		2,680	2,616
Antares Holdings LP 6.500% due 02/08/2029		250	250
ARES Strategic Income Fund
4.850% due 01/15/2029		5,000	4,843
5.150% due 01/15/2031		5,000	4,726

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.450% due 09/09/2028		8,249	8,167
6.200% due 03/21/2032		5,864	5,751
Armor RE II Ltd. 12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		700	742
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032		7,700	7,995
8.375% due 02/01/2034		8,000	7,773
Avilease Capital Ltd. 4.750% due 11/12/2030		10,000	9,741
Avolon Holdings Funding Ltd.
4.700% due 01/30/2031		10,782	10,571
4.900% due 10/10/2030		13,449	13,362
4.950% due 10/15/2032		33,558	32,698
Azule Energy Finance PLC 8.250% due 01/22/2031		5,400	5,459
Banco Internacional del Peru SAA Interbank 4.800% due 07/15/2031		8,500	8,378
Banco Santander SA 6.033% due 01/17/2035		5,502	5,754
Bank of America Corp.
2.592% due 04/29/2031 •		5,085	4,699
4.948% due 07/22/2028 •		3,600	3,624
5.511% due 01/24/2036 •		9,138	9,322
5.819% due 09/15/2029 •		600	619
5.872% due 09/15/2034 •		600	628
Barclays PLC
4.219% due 05/24/2030 •		3,200	3,152
4.521% due 02/24/2032 •		3,700	3,621
5.690% due 03/12/2030 •		1,125	1,156
6.692% due 09/13/2034 •		1,984	2,148
Black Pearl Compute LLC 6.125% due 02/15/2031		4,600	4,688
BPCE SA
4.760% due 01/13/2032 •		1,290	1,273
5.389% due 05/28/2031 •		6,812	6,907
6.027% due 05/28/2036 •		20,026	20,488
6.612% due 10/19/2027 •		250	253
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 •		4,000	4,047
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,211	1,943
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500% due 04/01/2027		160	157
Brown & Brown, Inc. 4.900% due 06/23/2030		10,784	10,777
Burford Capital Global Finance LLC
7.500% due 07/15/2033		19,845	16,547
9.250% due 07/01/2031		9,577	8,655
CaixaBank SA 5.673% due 03/15/2030 •		1,392	1,431
Cantor Fitzgerald LP 7.200% due 12/12/2028		850	883
Capital One Financial Corp.
4.722% due 01/30/2032 •		800	788
6.700% due 11/29/2032		1,577	1,714
CFE Fibra E 5.875% due 09/23/2040		789	768
CI Financial Corp.
4.625% due 12/12/2031	EUR	5,200	6,020
7.500% due 05/30/2029		$3,598	3,778
CIMA Finance DAC 2.950% due 09/05/2029		3,166	2,962
Citadel Finance LLC 5.900% due 02/10/2030		16,655	16,744
Citadel LP
6.000% due 01/23/2030		9,418	9,707
6.375% due 01/23/2032		11,491	11,917
Citadel Securities Global Holdings LLC
5.125% due 01/27/2032		1,600	1,588
5.500% due 06/18/2030		7,561	7,685
5.750% due 03/27/2036		9,600	9,478
Constellation Global Funding 4.850% due 10/22/2030		14,195	13,930
COPT Defense Properties LP 4.500% due 10/15/2030		600	593
CoStar Group, Inc. 2.800% due 07/15/2030		7,390	6,686
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	52,100	15,930
10.100% due 12/15/2043		8,500	2,650
Credit Opportunities Partners LLC 6.520% due 03/20/2028 «(i)		$8,000	7,934
Crown Castle, Inc. 1.050% due 07/15/2026		475	470
Deloitte LLP
5.250% due 01/30/2030 «(i)		2,000	2,009

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.410% due 01/30/2032 «(i)		2,000	2,006
5.590% due 01/30/2035 «(i)		2,000	1,992
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030		3,276	3,159
Encore Capital Group, Inc.
6.625% due 04/15/2031		7,060	7,031
8.500% due 05/15/2030		14,164	14,985
9.250% due 04/01/2029		3,984	4,173
EPR Properties 3.750% due 08/15/2029		23,098	22,138
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		17,102	16,950
Equinix, Inc. 3.900% due 04/15/2032		3,492	3,298
Equitable Holdings, Inc. 4.350% due 04/20/2028		20	20
Essential Properties LP 5.400% due 12/01/2035		21,164	20,845
Everglades Re II Ltd. 15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	406
F&G Global Funding 5.875% due 01/16/2030		10,946	11,097
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		700	672
4.970% due 04/06/2029		15,100	14,919
5.800% due 03/05/2027		1,525	1,534
5.875% due 11/07/2029		8,000	8,103
5.918% due 03/20/2028		15,900	16,108
6.798% due 11/07/2028		800	828
Fortitude Group Holdings LLC 6.250% due 04/01/2030		9,525	9,705
Freedom Mortgage Corp. 6.625% due 01/15/2027		1,560	1,559
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		6,000	5,615
9.125% due 05/15/2031		2,632	2,679
FS KKR Capital Corp.
3.125% due 10/12/2028		13,561	12,388
6.125% due 01/15/2031		5,000	4,695
FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,430	1,431
7.000% due 05/01/2031		3,873	3,973
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		1,350	1,350
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950% due 11/18/2030		5,680	5,566
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		6,316	6,066
4.000% due 01/15/2031		5,625	5,336
5.250% due 02/15/2033		1,430	1,403
5.300% due 01/15/2029		5,811	5,879
5.625% due 09/15/2034		3,077	3,032
5.625% due 03/01/2036		4,700	4,576
5.750% due 11/01/2037		2,230	2,160
6.750% due 12/01/2033		2,200	2,319
Golden Bear Re Ltd. 13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,250	1,273
Goldman Sachs Group, Inc.
3.814% due 04/23/2029 •		6,600	6,512
4.148% due 01/21/2029 •		11,000	10,935
5.218% due 04/23/2031 •		12,200	12,409
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		2,000	2,073
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	5,800	6,650
HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$200	194
6.150% due 01/15/2031		2,700	2,751
6.375% due 07/01/2034		1,700	1,712
Handshake Re Ltd. 8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	249
Hardwood Funding LLC 4.840% due 06/07/2028 «(i)		6,000	6,007
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		513	511
Host Hotels & Resorts LP 3.500% due 09/15/2030		3,018	2,838
HPS Corporate Lending Fund 5.450% due 01/14/2028		12,250	12,164
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	120,106,000	9,849
Industrial Subordinated Trust 2 0 6.550% due 04/15/2036 •		$3,400	3,404
Integrity RE III Ltd. 6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		1,000	1,000

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

ION Platform Finance U.S., Inc. 7.875% due 09/30/2032		14,827	11,495
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028		5,000	4,675
9.000% due 08/01/2029		10,512	9,757
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		7,231	7,157
6.750% due 05/01/2033		8,697	8,830
7.125% due 04/30/2031		2,135	2,196
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		21,315	20,782
5.294% due 07/22/2035 •		8,098	8,201
5.350% due 06/01/2034 •		7,436	7,590
5.502% due 01/24/2036 •		24,740	25,331
5.766% due 04/22/2035 •		2,820	2,938
6.254% due 10/23/2034 •		3,154	3,392
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,600	1,862
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		$4,564	4,576
7.000% due 07/15/2031		2,330	2,410
Lazard Group LLC 6.000% due 03/15/2031		14,492	15,061
Lineage OP LP 5.250% due 07/15/2030		10,124	10,105
Lseg U.S. Fin Corp. 4.250% due 03/23/2029		4,100	4,071
Marex Group PLC 5.829% due 05/08/2028		15,031	15,196
Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	476
5.472% due 09/13/2033 •		2,400	2,468
5.574% due 01/16/2036 •		3,289	3,367
Morgan Stanley
3.622% due 04/01/2031 •		10,280	9,860
3.772% due 01/24/2029 •		2,625	2,591
3.955% due 03/21/2035 •	EUR	1,000	1,145
6.407% due 11/01/2029 •		$500	522
National Health Investors, Inc. 5.350% due 02/01/2033		28,195	27,760
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		800	798
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		2,200	2,277
Newmark Group, Inc. 7.500% due 01/12/2029		15,803	16,577
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		1,140	1,043
5.625% due 09/29/2028		3,400	3,339
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		2,150	2,133
Norinchukin Bank
5.094% due 10/16/2029		16,873	17,066
5.359% due 09/09/2035		10,320	10,274
OneMain Finance Corp.
3.500% due 01/15/2027		3,074	3,018
4.000% due 09/15/2030		6,560	5,929
6.125% due 05/15/2030		9,960	9,746
6.500% due 03/15/2033		1,830	1,751
6.625% due 01/15/2028		8,000	8,060
6.625% due 05/15/2029		7,630	7,647
6.750% due 09/15/2033		11,110	10,667
7.125% due 11/15/2031		5,140	5,097
7.500% due 05/15/2031		4,450	4,477
Palm RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		900	928
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		2,850	2,232
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		5,150	5,164
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		857	794
7.875% due 12/15/2029		350	358
Purple Re Ltd. 6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		900	900
Rfna LP 7.875% due 02/15/2030		4,850	4,639
Sammons Financial Group Global Funding 5.100% due 12/10/2029		2,000	2,022
Sammons Financial Group, Inc. 6.875% due 04/15/2034		39,688	42,083
Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		7,395	7,500
6.174% due 01/09/2030 •		636	657
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	790
4.320% due 09/22/2029 •		1,600	1,585
5.136% due 09/22/2036 •		1,200	1,159

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.694% due 04/15/2031 •		5,580	5,741
6.534% due 01/10/2029 •		700	722
SBA Communications Corp. 3.875% due 02/15/2027		14,500	14,361
Selective Insurance Group, Inc. 5.900% due 04/15/2035		23,512	24,242
Service Properties Trust 0.000% due 09/30/2028 (d)		5,200	4,737
Sixth Street Lending Partners
5.750% due 01/15/2030		19,877	19,589
6.125% due 07/15/2030		18,378	18,282
SLM Corp.
3.125% due 11/02/2026		2,400	2,379
6.500% due 01/31/2030		10,715	10,526
Starwood Property Trust, Inc.
5.250% due 10/15/2028		500	495
5.750% due 01/15/2031		11,900	11,766
6.500% due 07/01/2030		3,000	3,065
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028		700	696
Store Capital LLC 4.950% due 02/11/2031		2,000	1,984
Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		5,300	5,267
4.850% due 03/24/2031		8,000	7,903
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	361	459
UBS Group AG 5.699% due 02/08/2035 •		$1,540	1,579
UniCredit SpA 7.296% due 04/02/2034 •		300	316
VB DPR Finance Co. 6.833% due 03/15/2035 «(i)		4,200	4,246
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031		4,449	4,574
VICI Properties LP
4.950% due 02/15/2030		7,225	7,216
5.125% due 11/15/2031		18,681	18,555
5.750% due 04/01/2034		9,055	9,142
Vornado Realty LP 5.750% due 02/01/2033		7,827	7,680
Wells Fargo & Co.
5.244% due 01/24/2031 •		3,900	3,977
5.389% due 04/24/2034 •		3,083	3,130
6.491% due 10/23/2034 •		3,713	4,021
Weyerhaeuser Co. 7.375% due 03/15/2032		1,000	1,115
Winston RE Ltd. 10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	307

			1,279,613

INDUSTRIALS 17.5%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		6,197	5,920
3.875% due 01/15/2028		1,459	1,427
4.000% due 10/15/2030		34,667	32,603
Advance Auto Parts, Inc.
7.000% due 08/01/2030		14,588	14,788
7.375% due 08/01/2033		3,445	3,492
AEP Transmission Co. LLC 5.150% due 04/01/2034		1,000	1,008
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,642	1,573
3.600% due 09/15/2028		1,320	1,303
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.500% due 03/31/2031		500	495
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		24,969	25,538
Allwyn Entertainment Financing U.K. PLC 4.625% due 08/15/2031	EUR	7,800	8,686
Altice France SA 9.500% due 11/01/2029		$13,814	13,969
American Airlines Pass-Through Trust
3.200% due 12/15/2029		988	964
3.600% due 03/22/2029		601	595
3.650% due 02/15/2029		981	955
ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,300	1,579
12.250% due 03/30/2029		$2,450	2,608
Anglo American Capital PLC 4.625% due 03/19/2031		12,400	12,265
AppLovin Corp.
5.125% due 12/01/2029		3,207	3,226
5.375% due 12/01/2031		2,952	2,982

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Ashtead Capital, Inc. 5.800% due 04/15/2034		31,622	32,251
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		250	188
Axon Enterprise, Inc. 6.125% due 03/15/2030		16,385	16,697
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	700	802
3.812% due 03/11/2034		1,000	1,143
Bausch & Lomb Corp. 8.375% due 10/01/2028		$250	258
Beacon Mobility Corp. 7.250% due 08/01/2030		17,532	18,124
Becton Dickinson & Co. 1.957% due 02/11/2031		1,453	1,282
Beignet Investor LLC 6.581% due 05/30/2049		77,800	80,051
Block, Inc.
5.625% due 08/15/2030		14,100	14,030
6.000% due 08/15/2033		9,942	9,788
6.500% due 05/15/2032		37,414	37,779
Boeing Co.
3.250% due 02/01/2028		3,000	2,942
3.625% due 02/01/2031		10,814	10,289
5.150% due 05/01/2030		3,532	3,592
6.388% due 05/01/2031		2,280	2,432
6.528% due 05/01/2034		11,663	12,710
6.858% due 05/01/2054		2,420	2,666
British Airways Pass-Through Trust 3.300% due 06/15/2034		577	547
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.500% due 01/15/2028		100	99
Broadcom, Inc.
3.187% due 11/15/2036		11,924	9,970
4.926% due 05/15/2037		8,978	8,714
Builders FirstSource, Inc.
4.250% due 02/01/2032		6,593	6,078
5.000% due 03/01/2030		4,258	4,150
Carnival Corp.
4.000% due 08/01/2028		16,846	16,457
5.125% due 05/01/2029		18,074	17,951
Carvana Co. 9.000% due 06/01/2030		4,540	4,726
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 05/01/2032		4,350	3,890
7.000% due 02/01/2033 (k)		4,580	4,597
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		21,328	19,504
5.100% due 03/01/2030		15,465	15,446
5.550% due 08/22/2034		10,474	10,298
Centene Corp.
2.450% due 07/15/2028		1,330	1,239
2.500% due 03/01/2031		22,249	18,683
3.000% due 10/15/2030		20,983	18,401
Cerdia Finanz GmbH 9.375% due 10/03/2031		8,847	8,807
CGI, Inc. 1.450% due 09/14/2026		400	394
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029		1,500	1,402
2.800% due 04/01/2031		600	539
3.850% due 04/01/2061		15,546	9,087
3.950% due 06/30/2062		1,850	1,088
Cheniere Energy Partners LP 3.250% due 01/31/2032		250	228
Chord Energy Corp.
6.000% due 10/01/2030		16,915	17,149
6.750% due 03/15/2033		13,927	14,388
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		32,214	30,517
Cogent Communications Group LLC/Cogent Finance, Inc. 6.500% due 07/01/2032 (k)		22,321	19,487
Columbus McKinnon Corp. 7.125% due 02/01/2033		1,713	1,714
CommonSpirit Health
4.352% due 09/01/2030		1,900	1,873
4.975% due 09/01/2035		2,300	2,246
CompoSecure Holdings LLC 5.625% due 02/01/2033		3,600	3,520
Conagra Brands, Inc. 5.000% due 08/01/2030		2,475	2,471
CoreWeave, Inc. 9.000% due 02/01/2031		14,102	13,436
Coterra Energy, Inc. 5.400% due 02/15/2035		2,000	2,007

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		1,540	1,466
CVS Health Corp.
4.300% due 03/25/2028		630	628
5.450% due 09/15/2035		5,220	5,242
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125% due 04/15/2031		3,300	3,261
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		3,356	3,246
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030		7,909	8,359
Diamondback Energy, Inc. 5.550% due 04/01/2035		9,000	9,188
Discovery Global Holdings, Inc.
4.279% due 03/15/2032		10,625	9,416
5.050% due 03/15/2042		4,600	3,042
DISH DBS Corp. 5.250% due 12/01/2026		5,250	5,208
Ecopetrol SA 8.375% due 01/19/2036		20,450	20,751
Elevance Health, Inc. 4.750% due 02/15/2030		3,000	3,021
Enbridge, Inc. 5.700% due 03/08/2033		36,093	37,402
Energy Transfer LP
3.750% due 05/15/2030		1,736	1,679
5.200% due 04/01/2030		5,000	5,113
5.600% due 09/01/2034		17,210	17,546
5.700% due 04/01/2035		5,019	5,157
6.550% due 12/01/2033		4,382	4,733
Eni SpA 5.500% due 05/15/2034		17,140	17,564
Entergy Louisiana LLC
4.000% due 03/15/2033		2,343	2,226
5.350% due 03/15/2034		3,635	3,738
EQT Corp.
4.500% due 01/15/2029		1,052	1,050
4.750% due 01/15/2031		7,624	7,587
Essent Group Ltd. 6.250% due 07/01/2029		18,696	19,350
Expand Energy Corp. 5.700% due 01/15/2035		15,095	15,338
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029		4,468	4,280
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,787	7,094
Flex Ltd.
5.250% due 01/15/2032		4,516	4,536
5.375% due 11/13/2035		20,878	20,526
Flora Food Management BV
6.875% due 07/02/2029	EUR	3,000	3,259
7.500% due 10/31/2030		9,900	11,341
Flutter Treasury DAC 5.875% due 06/04/2031		$48,259	47,849
Ford Motor Co. 3.250% due 02/12/2032		185	161
Gartner, Inc.
3.750% due 10/01/2030		58,704	53,402
5.600% due 11/20/2035		12,153	11,536
Global Medical Response, Inc. 7.375% due 10/01/2032		6,080	6,319
Global Payments, Inc. 4.550% due 03/15/2028		1,500	1,494
goeasy Ltd.
6.875% due 05/15/2030		1,100	913
6.875% due 02/15/2031		180	145
9.250% due 12/01/2028		1,738	1,618
Gray Media, Inc. 9.625% due 07/15/2032		12,000	12,010
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		4,000	4,019
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	5,400	6,199
HCA, Inc.
3.625% due 03/15/2032		$21,460	19,949
4.625% due 03/15/2052		5,849	4,673
5.500% due 03/01/2032		7,361	7,549
5.750% due 03/01/2035		29,798	30,648
HealthEquity, Inc. 4.500% due 10/01/2029		4,243	4,110
Hologic, Inc. 3.250% due 02/15/2029		14,717	14,701
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034		6,597	6,627
Howmet Aerospace, Inc. 6.750% due 01/15/2028		60	63

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (b)		200	205
INEOS Finance PLC 6.750% due 05/15/2028		3,200	3,096
Insulet Corp. 6.500% due 04/01/2033		2,280	2,329
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	8,700	9,633
IQVIA, Inc.
6.250% due 02/01/2029		$7,289	7,580
6.250% due 06/01/2032		5,389	5,479
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		11,467	10,853
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,511	1,342
4.000% due 05/15/2034		1,216	1,154
Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,791
3.900% due 08/08/2029		6,181	5,959
Lithia Motors, Inc. 5.500% due 10/01/2030		4,579	4,490
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		15,597	15,224
Manuchar Group SARL 7.150% due 07/07/2032 •	EUR	5,000	5,471
Marriott International, Inc. 5.100% due 04/15/2032		$11,705	11,898
Marvell Technology, Inc.
4.750% due 07/15/2030		400	402
5.450% due 07/15/2035		500	508
5.750% due 02/15/2029		1,500	1,549
Matador Resources Co. 6.250% due 04/15/2033		1,000	1,002
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2030		425	425
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029		2,862	2,920
Michaels Cos., Inc. 8.500% due 03/15/2033		3,800	3,703
MSCI, Inc. 5.250% due 09/01/2035		8,691	8,517
Murphy Oil USA, Inc. 3.750% due 02/15/2031		5,036	4,682
National Football League
4.780% due 10/05/2030 «(i)		1,000	995
5.480% due 10/05/2028 «(i)		1,600	1,617
National Fuel Gas Co.
5.500% due 03/15/2030		1,000	1,023
5.950% due 03/15/2035		3,000	3,105
National Mentor Holdings, Inc. 10.500% due 12/15/2030		14,255	14,725
Neptune Bidco U.S., Inc. 9.500% due 02/15/2033		13,460	13,076
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		2,061	1,665
Nexstar Media, Inc.
6.500% due 09/15/2033		12,500	12,603
7.250% due 04/15/2034 (a)		6,900	6,928
Nidda Healthcare Holding GmbH 5.625% due 02/21/2030	EUR	2,000	2,313
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		$7,355	7,160
Noble Finance II LLC 8.000% due 04/15/2030		6,734	6,937
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026		245	245
OAK-Eagle Acquireco, Inc. 8.750% due 07/01/2034 (a)		5,200	5,447
Olympus Water U.S. Holding Corp. 6.750% due 08/01/2032		800	763
Open Text Holdings, Inc. 4.125% due 02/15/2030 (k)		4,300	3,846
Organon & Co./Organon Foreign Debt Co-Issuer BV 6.750% due 05/15/2034		500	446
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032		4,935	4,389
Paramount Global
4.375% due 03/15/2043		1,800	1,090
4.600% due 01/15/2045		900	538
4.900% due 08/15/2044		2,200	1,369
4.950% due 01/15/2031		2,589	2,399
5.250% due 04/01/2044		2,943	1,864
Permian Resources Operating LLC 5.875% due 07/01/2029		1,000	1,002
Petco Health & Wellness Co., Inc. 8.250% due 02/01/2031		3,545	3,543

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Petroleos Mexicanos
6.700% due 02/16/2032		10,975	10,750
7.690% due 01/23/2050		38,575	33,430
Post Holdings, Inc. 4.625% due 04/15/2030		20,402	19,600
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		1,500	1,557
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029		23,251	22,609
Qnity Electronics, Inc.
5.750% due 08/15/2032		4,980	4,992
6.250% due 08/15/2033		400	405
Quikrete Holdings, Inc.
6.375% due 03/01/2032		13,488	13,687
6.750% due 03/01/2033		5,068	5,151
QXO Building Products, Inc. 6.750% due 04/30/2032		11,587	11,829
Rand Parent LLC 8.500% due 02/15/2030		5,995	6,159
Rollins, Inc. 5.250% due 02/24/2035		21,062	21,058
Rolls-Royce PLC 5.750% due 10/15/2027		3,425	3,480
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028		21,350	21,599
Santos Finance Ltd.
5.750% due 11/13/2035		14,020	14,064
6.875% due 09/19/2033		17,507	19,077
Seadrill Finance Ltd. 8.375% due 08/01/2030		6,150	6,364
Seagate Data Storage Technology Pte. Ltd.
5.875% due 07/15/2030		1,430	1,454
8.250% due 12/15/2029		1,180	1,240
9.625% due 12/01/2032		5,420	6,029
Snam SpA 5.750% due 05/28/2035		21,474	21,909
Snap, Inc. 6.875% due 03/01/2033 (k)		34,091	32,219
Sonangol Finance Ltd. 10.000% due 01/29/2031		2,300	2,294
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		634	593
4.100% due 10/01/2029		3,840	3,773
Star Parent, Inc. 9.000% due 10/01/2030		3,047	3,161
Station Casinos LLC 4.500% due 02/15/2028		2,050	2,010
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		21,962	22,906
Stryker Corp. 1.950% due 06/15/2030		1,000	903
Sunoco LP 5.625% due 03/15/2031		1,600	1,594
SV RNO Property Owner 1 LLC 5.875% due 03/01/2031		14,500	14,342
Synopsys, Inc.
4.650% due 04/01/2028		2,000	2,008
4.850% due 04/01/2030		4,000	4,030
5.000% due 04/01/2032		15,791	15,933
T-Mobile USA, Inc.
3.750% due 04/15/2027		555	552
3.875% due 04/15/2030		2,960	2,883
TD SYNNEX Corp. 5.300% due 10/10/2035		15,806	15,322
TGS ASA 8.500% due 01/15/2030		5,264	5,519
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	1,558	2,254
Time Warner Cable LLC 4.500% due 09/15/2042		$4,504	3,398
TopBuild Corp.
3.625% due 03/15/2029		6,497	6,193
4.125% due 02/15/2032		8,002	7,385
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030		15,011	13,275
TransDigm, Inc.
6.250% due 01/31/2034		300	304
6.750% due 01/31/2034		4,300	4,360
7.125% due 12/01/2031		325	336
Transocean Aquila Ltd. 8.000% due 09/30/2028		154	158
Transocean International Ltd. 7.875% due 10/15/2032		596	637
U.S. Foods, Inc. 4.750% due 02/15/2029		307	303

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

UKG, Inc. 6.875% due 02/01/2031		12,407	12,136
United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,925	2,695
3.500% due 09/01/2031		1,531	1,489
5.450% due 08/15/2038		5,806	5,935
5.875% due 04/15/2029		2,964	3,015
United Airlines, Inc. 4.625% due 04/15/2029		3,195	3,137
United Rentals North America, Inc. 3.875% due 11/15/2027		3,366	3,320
Univision Communications, Inc.
8.500% due 07/31/2031		11,208	11,271
9.375% due 08/01/2032		1,200	1,238
Valaris Ltd. 8.375% due 04/30/2030		8,690	9,009
Vale Overseas Ltd. 6.400% due 06/28/2054		200	203
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		15,235	13,508
4.125% due 08/15/2031		2,201	2,043
Venture Global LNG, Inc.
7.000% due 01/15/2030		22,332	22,813
8.375% due 06/01/2031		12,432	12,935
9.500% due 02/01/2029		100	108
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		29,010	29,851
6.500% due 01/15/2034		15,596	16,268
6.500% due 06/15/2034		11,280	11,749
6.750% due 01/15/2036		28,934	30,664
Versant Media Group, Inc. 7.250% due 01/30/2031		12,728	13,036
Viking Cruises Ltd.
5.875% due 10/15/2033		3,581	3,538
9.125% due 07/15/2031		3,675	3,879
Viper Energy Partners LLC
4.900% due 08/01/2030		300	300
5.700% due 08/01/2035		500	504
Virgin Media O2 Vendor Financing Notes VI DAC 8.500% due 03/15/2033		4,200	3,675
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,085	1,273
4.500% due 08/15/2030		$4,340	3,852
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		26,232	22,552
4.750% due 07/15/2031		2,530	2,179
5.625% due 04/15/2032	EUR	10,000	10,653
6.750% due 01/15/2033		$9,932	8,887
7.750% due 04/15/2032		3,700	3,551
VMware LLC
1.400% due 08/15/2026		60	59
2.200% due 08/15/2031		17,414	15,291
VOC Escrow Ltd. 5.000% due 02/15/2028		705	702
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		5,000	5,021
5.050% due 03/27/2028		5,000	5,033
VZ Secured Financing BV 7.500% due 01/15/2033		33,316	31,434
Wayfair LLC 6.750% due 11/15/2032		500	504
Weatherford International Ltd. 6.750% due 10/15/2033		5,050	5,163
Weir Group, Inc. 5.350% due 05/06/2030		28,868	29,270
WESCO Distribution, Inc. 5.250% due 04/15/2031		4,500	4,484
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026		60	60
Williams Cos., Inc. 5.300% due 09/30/2035		157	157
Woodside Finance Ltd. 5.100% due 09/12/2034		4,000	3,939
WR Grace Holdings LLC 7.000% due 08/01/2033		3,300	3,208
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		345	344
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/2031		393	412
Yinson Bergenia Production BV 8.498% due 01/31/2045		9,974	10,557
Yinson Boronia Production BV 8.947% due 07/31/2042		5,392	5,885
ZF North America Capital, Inc.
6.750% due 04/23/2030		830	804

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

7.500% due 03/24/2031	5,690	5,594

		2,195,010

UTILITIES 2.5%
AES Corp.
5.450% due 06/01/2028	310	313
5.800% due 03/15/2032	12,273	12,348
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029	2,500	2,609
AT&T, Inc. 1.650% due 02/01/2028	1,380	1,315
Boston Gas Co. 5.843% due 01/10/2035	27,605	28,967
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	4,399	4,424
5.672% due 10/20/2035	6,796	6,868
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033	2,300	2,361
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	7,898	7,997
Dhafrah Pv2 Energy Co. LLC 5.794% due 06/30/2053	8,800	8,556
DTE Energy Co. 5.200% due 04/01/2030	6,000	6,121
Electricite de France SA 9.125% due 03/15/2033 •(g)	120	139
Emera U.S. Finance LP 2.639% due 06/15/2031	1,480	1,321
Evergy Kansas Central, Inc. 4.700% due 03/13/2028	4,200	4,222
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041	5,369	5,383
FirstEnergy Corp. 3.400% due 03/01/2050	10,681	7,113
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	6,800	6,773
8.250% due 01/15/2029	3,600	3,722
NRG Energy, Inc. 4.734% due 10/15/2030	26,895	26,660
Ohio Power Co. 5.000% due 06/01/2033	1,000	995
ONEOK, Inc. 5.200% due 07/15/2048	786	691
Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	9,114
3.300% due 12/01/2027	6,400	6,269
4.550% due 07/01/2030	3,929	3,877
5.050% due 10/15/2032	7,116	7,073
5.700% due 03/01/2035	25,071	25,425
5.800% due 05/15/2034	17,844	18,290
6.000% due 08/15/2035	10,997	11,367
6.100% due 01/15/2029	4,121	4,266
6.950% due 03/15/2034	4,746	5,200
PacifiCorp
4.250% due 03/15/2029	1,200	1,187
5.100% due 04/15/2031	4,000	4,011
5.450% due 04/15/2033	5,550	5,570
5.800% due 04/15/2036	1,900	1,916
7.125% due 08/15/2056 •	12,060	11,396
Puget Energy, Inc. 5.725% due 03/15/2035	6,500	6,555
San Diego Gas & Electric Co. 5.400% due 04/15/2035	5,500	5,596
Southern California Edison Co.
5.150% due 06/01/2029	3,400	3,449
5.200% due 06/01/2034	4,533	4,501
5.875% due 12/01/2053	1,899	1,797
Sprint Capital Corp. 6.875% due 11/15/2028	600	635
System Energy Resources, Inc. 5.300% due 12/15/2034	29,884	29,819
Verizon Communications, Inc.
4.750% due 01/15/2033	1,550	1,531
5.000% due 01/15/2036	1,661	1,627
Wisconsin Power & Light Co. 5.375% due 03/30/2034	1,583	1,608

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		2,900	3,034

			314,011

Total Corporate Bonds & Notes (Cost $3,822,842)			3,788,634

MUNICIPAL BONDS & NOTES 0.0%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		3,000	3,164

CALIFORNIA 0.0%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038		155	155
California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051		215	141

			296

Total Municipal Bonds & Notes (Cost $3,313)			3,460

U.S. GOVERNMENT AGENCIES 40.5%
Federal Home Loan Mortgage Corp.
6.000% due 10/01/2053		91	93
6.500% due 09/01/2054 - 03/01/2055		7,264	7,515
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.776% due 06/25/2054 ~		1,695	1,652
2.937% due 07/25/2054 ~		27,959	27,164
Federal Home Loan Mortgage Corp. REMICS
4.562% due 11/25/2054 - 12/25/2055 •		17,650	17,731
4.862% due 02/25/2055 •		7,162	7,229
Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.762% due 01/25/2042 •		6,000	6,227
11.462% due 11/25/2041 •		12,648	13,081
Federal National Mortgage Association 6.500% due 11/01/2054 - 03/01/2055		15,345	15,883
Federal National Mortgage Association Connecticut Avenue Securities Trust
10.662% due 04/25/2042 •		5,800	6,117
13.162% due 03/25/2042 •		2,000	2,137
13.512% due 03/25/2042 •		5,000	5,387
Federal National Mortgage Association REMICS 4.772% due 04/25/2056 •		6,000	5,997
Government National Mortgage Association
3.000% due 03/20/2052 - 06/20/2052		27,968	25,004
7.000% due 06/20/2055		502	511
Government National Mortgage Association REMICS 4.533% due 01/20/2067 •		323	323
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2056		48,400	42,477
4.000% due 05/01/2056		695,575	655,884
4.500% due 05/01/2056		857,600	826,885
5.000% due 05/01/2056		816,475	804,287
6.000% due 05/01/2056		1,029,403	1,048,133
6.500% due 04/01/2056 - 05/01/2056		1,503,462	1,554,922

Total U.S. Government Agencies (Cost $5,060,250)			5,074,639

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
3.125% due 05/15/2048 (m)		116,700	87,858
4.625% due 11/15/2045 (m)		268,900	259,404
U.S. Treasury Inflation Protected Securities(f)
1.875% due 07/15/2034 (m)		101,667	102,205
2.125% due 04/15/2029 (m)		98,267	100,913

Total U.S. Treasury Obligations (Cost $548,610)			550,380

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
ACRA Trust 5.608% due 10/25/2064 þ		4,195	4,209
American Home Mortgage Assets Trust 4.779% due 11/25/2046 •		500	117
American Home Mortgage Investment Trust 6.000% due 02/25/2045 þ		7,500	6,574
Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		1,922	1,913
4.846% due 07/25/2062 þ		7,748	7,678
5.410% due 07/25/2070 þ		1,869	1,874
5.985% due 01/25/2069 þ		1,343	1,349
6.197% due 01/25/2069 þ		2,478	2,497
6.500% due 12/25/2067 þ		581	583
Aran Funding DAC 3.040% due 12/24/2065 •	EUR	3,936	4,545

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

ATLX Trust
3.850% due 04/25/2063 þ		$5,319	5,170
3.850% due 04/25/2064 þ		5,550	5,404
Avon Finance 4.645% due 12/28/2049 •	GBP	595	788
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042		$2,790	2,294
Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,828	956
6.359% due 10/25/2036 þ		5,023	1,252
Bank5 5.270% due 12/15/2058		28,000	28,622
BBCMS Mortgage Trust
5.137% due 12/15/2057		5,000	5,071
5.609% due 12/15/2057		5,000	5,160
Bear Stearns Mortgage Funding Trust 4.213% due 07/25/2036 •		714	669
Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,304
3.944% due 07/15/2051		1,300	1,284
4.203% due 10/10/2051		497	496
BINOM Securitization Trust 4.441% due 08/25/2057 ~		4,775	4,654
BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,129
5.153% due 12/15/2057		5,000	5,073
5.462% due 02/15/2057		2,400	2,442
5.566% due 11/15/2057 ~		10,000	10,277
5.625% due 12/15/2057 ~		5,700	5,869
5.857% due 02/15/2057		19,995	20,658
BX Commercial Mortgage Trust 4.685% due 02/15/2039 •		20	20
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		916	824
3.250% due 09/25/2063 ~		18,342	16,452
3.250% due 03/25/2064 ~		3,399	3,008
3.250% due 08/25/2064 ~		4,309	3,833
3.250% due 09/25/2064 ~		7,587	6,748
3.375% due 12/25/2064 ~		12,483	11,179
3.375% due 04/25/2065 ~		940	845
CIM Trust
4.750% due 06/25/2064 ~		3,343	3,290
5.000% due 02/25/2099 þ		11,096	10,989
6.639% due 12/25/2067 þ		294	295
Citigroup Mortgage Loan Trust 3.375% due 10/25/2062 þ		1,828	1,680
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		2,862	2,891
6.421% due 05/25/2069 þ		1,384	1,398
COMM Mortgage Trust 3.140% due 10/10/2036		1,900	1,842
CORPIJ944 4.920% due 03/15/2031 «(i)		4,700	4,614
Cross Mortgage Trust
5.003% due 11/25/2070 ~		940	936
5.036% due 11/25/2070 ~		1,083	1,079
5.181% due 07/25/2070 ~		4,540	4,536
5.549% due 12/25/2069 ~		3,930	3,945
6.093% due 04/25/2069 þ		535	539
6.147% due 07/25/2069 þ		2,558	2,579
6.272% due 06/25/2069 þ		3,250	3,277
6.615% due 03/25/2068 þ		228	228
CSAB Mortgage-Backed Trust 6.220% due 09/25/2036 þ		5,691	1,517
CSMC Trust
1.115% due 01/25/2060 ~		2,480	2,099
2.000% due 01/25/2060 ~		8,604	7,774
3.650% due 07/25/2058 ~		456	450
3.927% due 09/25/2057 ~		1,000	949
4.339% due 08/01/2057 ~		865	843
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	510
Deephaven Residential Mortgage Trust 5.087% due 11/25/2060 ~		964	962
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.093% due 09/25/2047 •		5,677	5,000
4.273% due 12/25/2036 •		24,563	5,079
Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ		945	937
5.100% due 10/25/2070 þ		961	957
5.522% due 01/26/2060 þ		4,349	4,364
5.655% due 02/25/2060 þ		11,491	11,556
5.726% due 01/25/2060 þ		5,645	5,678
Finance of America HECM Buyout
4.250% due 03/25/2029 «~		6,400	6,306
4.500% due 11/25/2035 ~		2,469	2,446

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

GCAT Trust
4.250% due 05/25/2067 ~		2,572	2,430
6.007% due 01/25/2059 þ		500	502
6.085% due 06/25/2059 þ		1,476	1,488
GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,380
5.040% due 12/15/2036 •		5,545	5,540
GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		5,166	5,049
4.100% due 07/25/2065 þ		939	913
5.013% due 07/25/2065 þ		877	873
5.648% due 06/25/2065 þ		18,907	19,026
GSR Mortgage Loan Trust 4.373% due 08/25/2046 •		21,271	4,446
HarborView Mortgage Loan Trust
4.411% due 11/19/2035 •		1,309	827
4.470% due 06/20/2035 •		4,697	4,445
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •		2,724	2,698
4.770% due 02/15/2035 •		823	813
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,445	1,407
4.787% due 06/25/2066 ~		1,390	1,380
4.954% due 03/25/2066 ~		927	924
5.250% due 11/25/2063 ~		360	358
5.567% due 09/25/2065 ~		838	842
5.990% due 07/25/2064 ~		718	723
JP Morgan Seasoned Mortgage Trust
3.684% due 01/25/2063 ~		914	854
4.337% due 01/25/2063 ~		1,746	1,678
Lehman Mortgage Trust 4.293% due 10/25/2036 •		12,609	3,050
Lehman XS Trust
4.173% due 12/25/2036 •		1,633	1,356
4.313% due 02/25/2046 •		8,604	7,869
4.733% due 09/25/2047 •		7,942	7,524
Merrill Lynch Alternative Note Asset Trust 4.213% due 04/25/2037 •		725	588
Merrion Square Residential DAC 3.019% due 03/24/2081 •	EUR	7,404	8,583
MF1 Trust 4.743% due 12/15/2034 •		$3,790	3,776
MFA Trust
4.250% due 02/25/2066 ~		1,653	1,578
5.675% due 05/27/2070 þ		11,601	11,662
6.105% due 12/25/2068 þ		1,446	1,454
6.775% due 10/25/2058 þ		882	888
Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,283
3.250% due 01/25/2061 ~		3,001	2,675
3.250% due 10/25/2069 ~		3,168	3,109
Morgan Stanley Bank of America Merrill Lynch Trust 5.107% due 11/15/2058		2,000	2,028
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		9,859	9,532
4.000% due 06/25/2064 þ		6,868	6,687
4.963% due 09/25/2070 ~		717	716
5.016% due 09/25/2070 ~		932	931
5.021% due 11/25/2070 þ		918	917
5.044% due 07/25/2069 ~		6,082	6,068
5.443% due 07/25/2070 ~		1,416	1,421
5.530% due 05/25/2070 ~		811	814
New Orleans Hotel Trust 4.709% due 04/15/2032 •		9,793	9,698
New Residential Mortgage Loan Trust 5.085% due 10/25/2065 ~		944	943
NLT Trust 3.200% due 10/25/2062 ~		2,892	2,671
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.654% due 01/25/2036 ~		4,652	1,297
5.978% due 08/25/2036 ~		9,077	2,311
6.757% due 06/25/2036 þ		10,206	2,546
Nomura Resecuritization Trust 4.349% due 10/26/2036 •		2,940	2,667
NYMT Loan Trust
3.750% due 02/25/2068 ~		799	740
3.750% due 11/25/2069 ~		917	884
5.379% due 06/25/2069 ~		5,060	5,075
OBX Trust
3.620% due 03/25/2053 ~		1,033	1,035
3.703% due 04/25/2053 ~		1,370	1,365
4.700% due 07/25/2062 þ		4,330	4,289
4.940% due 09/25/2062 þ		1,632	1,622
5.110% due 08/25/2062 þ		7,136	7,117
5.530% due 10/25/2064 þ		3,451	3,466
5.878% due 12/25/2063 þ		5,256	5,278

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.233% due 05/25/2064 þ		1,937	1,955
6.465% due 10/25/2063 þ		540	544
6.520% due 07/25/2063 þ		237	237
6.567% due 06/25/2063 þ		248	248
6.844% due 04/25/2063 þ		585	588
7.159% due 10/25/2063 þ		1,024	1,033
Oceanview Mortgage Trust 4.611% due 05/25/2055 •		915	917
PMT Loan Trust 5.012% due 08/25/2056 •		524	526
Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ		4,354	4,229
4.000% due 03/25/2065 þ		2,959	2,867
4.000% due 07/25/2069 þ		1,792	1,744
4.075% due 06/25/2064 ~		3,223	3,047
4.150% due 04/25/2065 þ		3,137	3,056
4.150% due 01/25/2070 þ		3,472	3,367
5.249% due 10/25/2055		4,185	4,169
PRKCM Trust
5.101% due 10/25/2060 þ		957	955
6.431% due 05/25/2059 þ		1,483	1,498
6.584% due 09/25/2058 þ		490	491
7.225% due 11/25/2058 þ		513	518
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	151,700	104,665
5.713% due 12/30/2057 «(a)		5,100	3,519
5.863% due 12/30/2057 «(a)		3,500	2,415
6.163% due 12/30/2057 «(a)		1,900	1,311
6.563% due 12/30/2057 «(a)		1,300	897
PRPM LLC
3.750% due 03/25/2054 þ		$715	701
3.750% due 04/25/2055 þ		11,016	10,734
4.000% due 11/25/2053 þ		744	734
4.000% due 01/25/2054 þ		1,374	1,357
4.000% due 05/25/2054 þ		615	606
4.000% due 07/25/2054 þ		622	613
4.000% due 08/25/2054 þ		1,187	1,168
4.000% due 11/25/2054 þ		6,839	6,684
4.000% due 10/25/2064 þ		1,461	1,431
4.200% due 12/25/2064 þ		2,259	2,227
4.500% due 02/25/2055 þ		1,520	1,501
4.500% due 08/25/2055 þ		414	408
4.500% due 06/25/2065 þ		4,008	3,926
4.839% due 10/25/2055 þ		900	891
4.942% due 12/25/2055 þ		927	919
5.089% due 02/25/2031 þ		1,241	1,241
5.185% due 02/25/2031 þ		3,530	3,495
5.250% due 07/25/2055 þ		787	786
5.385% due 10/25/2030 þ		916	912
5.503% due 08/25/2030 þ		1,275	1,272
5.699% due 11/25/2029 þ		1,605	1,607
5.729% due 07/25/2030 þ		901	899
5.774% due 08/25/2028 þ		898	896
5.870% due 11/25/2029 þ		6,385	6,392
5.897% due 12/25/2029 þ		6,411	6,410
6.179% due 06/25/2030 þ		901	900
6.469% due 05/25/2030 þ		7,737	7,725
PRPM Trust
4.845% due 01/25/2056 þ		951	947
5.674% due 12/26/2069 þ		4,995	5,016
5.802% due 11/25/2069 þ		12,878	12,956
6.221% due 11/25/2068 þ		1,225	1,234
6.250% due 08/25/2068 þ		588	589
6.255% due 05/25/2030 þ		4,790	4,780
6.265% due 12/25/2068 þ		2,371	2,385
6.327% due 06/25/2069 þ		2,190	2,210
RALI Trust 6.500% due 09/25/2037		4,798	3,967
Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		1,100	1,098
5.545% due 01/25/2065 þ		1,603	1,609
5.732% due 02/25/2065 þ		11,780	11,856
Sequoia Mortgage Trust
4.435% due 11/25/2063 ~		12,400	12,391
4.674% due 04/25/2056 ~		1,000	977
5.046% due 10/25/2055 ~		379	379
SMRT Commercial Mortgage Trust 4.673% due 01/15/2039 •		1,500	1,499
Tib Finance PLC 7.111% due 11/15/2034 «(i)		2,200	2,146
Towd Point Mortgage Trust
1.750% due 10/25/2060		870	795
2.900% due 10/25/2059 ~		769	740
3.750% due 04/25/2057 ~		1,240	1,229
3.750% due 09/25/2062		6,830	6,508
4.057% due 04/25/2055 ~		7,500	7,322

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.103% due 01/25/2066 ~		2,153	2,125
4.546% due 10/27/2064 ~		17,216	17,244
4.612% due 10/25/2064 ~		15,673	15,549
4.793% due 10/25/2048 •		445	446
Trinity Square PLC 5.044% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,000	1,325
Verus Securitization Trust
4.832% due 10/25/2067 ~		$1,176	1,166
4.858% due 12/25/2070 þ		1,857	1,852
5.218% due 09/25/2069 ~		6,056	6,076
5.389% due 10/25/2067 ~		2,400	2,402
5.402% due 05/25/2065 þ		882	885
5.811% due 05/25/2068 þ		934	932
6.116% due 03/25/2069 þ		8,055	8,108
6.192% due 06/25/2069 þ		3,497	3,530
6.218% due 06/25/2069 þ		3,377	3,406
6.259% due 12/25/2068 þ		4,386	4,410
6.338% due 04/25/2069 þ		1,969	1,987
6.443% due 08/25/2068 þ		641	642
6.665% due 09/25/2068 þ		564	567
6.876% due 11/25/2068 ~		918	926
7.070% due 10/25/2068 þ		491	495
Visio Trust 6.598% due 10/25/2058 þ		668	670
WaMu Mortgage Pass-Through Certificates Trust
4.650% due 01/25/2036 ~		4,137	4,009
4.653% due 10/25/2045 •		1,686	1,642
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,321
3.640% due 12/15/2059		500	498
5.266% due 10/15/2042 •		1,500	1,499
5.315% due 07/15/2037 •		900	899
5.439% due 11/15/2057		10,000	10,227
5.920% due 11/15/2057 ~		10,000	10,393
WSTN Trust 6.297% due 07/05/2037 ~		400	404

Total Non-Agency Mortgage-Backed Securities (Cost $896,180)			904,973

ASSET-BACKED SECURITIES 28.4%
AUTOMOBILE ABS OTHER 3.3%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033		738	740
6.315% due 05/17/2032		207	210
Arivo Acceptance Auto Loan Receivables Trust 5.110% due 11/17/2031		5,000	5,020
Bridgecrest Lending Auto Securitization Trust 5.170% due 03/17/2031		15,000	15,087
CarMax Select Receivables Trust
4.350% due 07/15/2030		7,000	6,966
5.010% due 09/16/2030		10,000	10,110
Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	6,016
4.900% due 12/10/2030		6,000	6,011
5.820% due 09/10/2030		3,750	3,802
Consumer Portfolio Services Auto Trust
4.790% due 11/15/2029		3,500	3,513
5.120% due 07/15/2031		3,300	3,324
CPS Auto Receivables Trust
4.430% due 09/16/2030		7,900	7,883
4.650% due 03/15/2029		5,300	5,307
4.710% due 12/17/2029		3,400	3,410
4.760% due 01/15/2031		7,000	7,010
4.910% due 10/15/2031		10,600	10,624
5.740% due 04/15/2030		1,437	1,444
Drive Auto Receivables Trust
4.520% due 07/16/2029		6,000	6,013
4.670% due 05/17/2032		6,000	6,030
4.990% due 09/15/2032		13,300	13,411
Exeter Automobile Receivables Trust
4.400% due 05/15/2030		5,400	5,397
4.480% due 04/16/2029		7,889	7,899
4.640% due 01/15/2030		8,000	8,022
4.660% due 01/15/2031		3,700	3,708
4.920% due 09/17/2029		20,000	20,120
5.090% due 10/15/2031		21,500	21,633
5.160% due 07/15/2031		20,000	20,150
5.410% due 05/15/2030		1,500	1,511
First Investors Auto Owner Trust 4.310% due 07/16/2029 (a)		2,700	2,700
Foursight Capital Automobile Receivables Trust 5.550% due 05/15/2029		1,000	1,007
GLS Auto Receivables Issuer Trust
4.220% due 08/17/2030		15,000	14,904
4.570% due 01/15/2030		13,000	13,027

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

4.970% due 10/15/2029		20,000	20,174
5.080% due 01/16/2029		2,800	2,811
5.110% due 01/15/2031		17,900	18,050
5.210% due 02/18/2031		6,000	6,059
GLS Auto Select Receivables Issuer Trust 4.520% due 12/15/2031		9,500	9,424
GLS Auto Select Receivables Trust
4.500% due 11/15/2030		630	629
5.640% due 06/17/2030		3,250	3,305
5.640% due 08/15/2030		800	815
5.920% due 08/15/2030		1,000	1,027
Santander Drive Auto Receivables Trust
4.490% due 09/15/2031		15,100	15,147
4.680% due 09/15/2031		10,800	10,824
4.870% due 05/15/2031		20,000	20,140
5.060% due 05/15/2031		20,000	20,187
5.450% due 03/15/2030		1,295	1,307
6.400% due 03/17/2031		500	514
6.430% due 02/18/2031		500	514
SFS Auto Receivables Securitization Trust 4.133% due 08/20/2029 •		7,900	7,900
Westlake Automobile Receivables Trust 4.630% due 01/15/2031		3,100	3,114
World Omni Select Auto Trust 5.180% due 06/17/2030		27,020	27,229

			411,179

AUTOMOBILE SEQUENTIAL 4.4%
Ally Bank Auto Credit-Linked Notes 4.452% due 06/15/2033		11,077	11,099
American Credit Acceptance Receivables Trust 4.730% due 01/12/2029		258	258
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029		450	452
AutoNation Finance Trust 3.950% due 01/11/2029		45,000	44,971
Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	502
5.360% due 06/20/2030		2,000	2,047
5.900% due 08/21/2028		1,200	1,223
Bridgecrest Lending Auto Securitization Trust
4.040% due 12/17/2029		21,000	20,993
4.100% due 07/17/2028		500	500
4.730% due 02/15/2028		246	246
CarMax Auto Owner Trust 5.500% due 01/16/2029		1,293	1,306
CarMax Select Receivables Trust
4.030% due 12/17/2029		9,200	9,197
4.190% due 03/15/2029		1,600	1,600
4.770% due 09/17/2029		10,000	10,069
Carvana Auto Receivables Trust
4.100% due 06/11/2029		13,900	13,887
4.260% due 10/10/2029		2,128	2,128
5.050% due 04/10/2029		334	335
Citizens Auto Receivables Trust 5.780% due 10/15/2030		1,100	1,112
Consumer Portfolio Services Auto Trust 4.460% due 07/16/2029		24,265	24,302
CPS Auto Receivables Trust
4.190% due 12/17/2029		3,093	3,091
4.710% due 03/15/2029		336	337
Drive Auto Receivables Trust
4.140% due 09/15/2032		2,000	1,999
4.290% due 10/16/2028		2,121	2,121
4.730% due 09/15/2032		30,000	30,110
Enterprise Fleet Financing LLC
3.849% due 02/22/2027		6,262	6,261
4.000% due 10/20/2028		10,800	10,777
Exeter Automobile Receivables Trust
4.030% due 03/15/2030		30,000	29,916
4.080% due 09/15/2028		1,000	1,000
4.310% due 11/15/2028		5,900	5,903
4.390% due 09/17/2029		10,000	10,016
4.450% due 05/15/2030		19,000	19,031
4.530% due 03/15/2028		572	572
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029		382	383
FCCU Auto Receivables Trust
3.980% due 10/15/2029		2,500	2,495
5.460% due 04/15/2030		1,000	1,017
FHF Issuer Trust
5.690% due 02/15/2030		1,130	1,136
5.890% due 06/15/2030		1,377	1,387
Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,205

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.053% due 07/15/2028	1,431	1,039
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029	$269	269
GLS Auto Receivables Issuer Trust
3.970% due 11/15/2029	10,100	10,068
4.040% due 11/15/2028	30,500	30,477
4.440% due 03/15/2029	9,300	9,326
4.520% due 07/17/2028	2,165	2,168
4.750% due 01/16/2029	19,000	19,079
GLS Auto Select Receivables Trust 4.460% due 10/15/2030	431	431
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	10,185	10,260
Lendbuzz Securitization Trust
4.970% due 10/15/2029	2,573	2,576
5.100% due 10/15/2030	8,010	8,031
7.090% due 10/16/2028	476	481
Nissan Auto Lease Trust 3.900% due 05/15/2028	10,000	9,978
Nissan Auto Receivables Owner Trust 4.450% due 11/15/2029	2,597	2,600
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	3,717	3,744
Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	130	130
5.124% due 04/25/2034	500	502
Santander Drive Auto Receivables Trust
3.930% due 07/15/2030	31,900	31,708
4.040% due 03/15/2029	11,900	11,897
4.280% due 01/15/2029	2,436	2,438
4.630% due 10/16/2028	1,865	1,869
SBNA Auto Lease Trust 5.560% due 11/22/2027	1,293	1,297
SCCU Auto Receivables Trust
4.570% due 01/15/2031	3,000	3,012
4.670% due 11/15/2028	369	370
SFS Auto Receivables Securitization Trust 3.910% due 08/20/2029	3,200	3,193
Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028	5,213	5,214
4.270% due 11/20/2028	25,000	25,027
Upgrade Auto Receivables Trust
4.540% due 05/15/2029	4,741	4,744
4.590% due 10/15/2031	3,100	3,075
4.600% due 01/15/2031	13,000	12,978
Veros Auto Receivables Trust
5.310% due 09/15/2028	10,764	10,801
6.280% due 11/15/2027	89	89
Westlake Automobile Receivables Trust
3.840% due 01/16/2029	1,900	1,896
4.020% due 09/15/2028	2,000	1,998
4.220% due 06/15/2029	18,800	18,805
4.310% due 04/17/2028	18,200	18,210
4.510% due 05/15/2029	2,300	2,307
4.660% due 09/15/2028	1,736	1,739
World Omni Auto Receivables Trust 5.700% due 02/15/2029	2,400	2,426

		552,236

CMBS OTHER 0.9%
Acore Issuer LLC 5.125% due 08/20/2043 •	7,700	7,695
ACREC LLC 5.130% due 01/18/2043 •	2,900	2,899
ACRES Commercial Realty Issuer LLC 0.000% due 08/18/2044 •	3,300	3,298
ACRES LLC 5.299% due 08/18/2040 •	2,200	2,208
AREIT Ltd. 5.790% due 08/17/2041 •	148	149
BRSP Ltd. 5.127% due 08/19/2043 •	3,300	3,294
FS Rialto Issuer LLC 0.000% due 01/19/2044 •	4,600	4,601
Greystone CRE Notes LLC 5.154% due 01/15/2043 •	50,000	50,020
GS REFT Issuer Ltd. 5.170% due 04/19/2043 •	4,000	4,010
KREF Ltd. 5.127% due 02/17/2039 •	405	405
LMNT CRE LLC 5.225% due 07/21/2043 •	3,800	3,802
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •	171	171

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

LRECS LLC 5.177% due 08/19/2043 •		9,600	9,583
MF1 LLC
5.000% due 02/18/2040 •		500	499
5.130% due 02/18/2043 •		4,400	4,405
5.410% due 03/19/2039 •		2,000	2,001
PFP Ltd.
5.169% due 12/18/2042 •		500	500
5.180% due 08/18/2043 •		3,300	3,304
5.501% due 09/17/2039 •		8,145	8,163
Starwood LLC 5.127% due 11/19/2042 •		5,100	5,100

			116,107

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust 2.580% due 07/25/2039 •	EUR	1,011	1,104

HOME EQUITY OTHER 3.1%
Accredited Mortgage Loan Trust 4.233% due 12/25/2035 •		$9,938	9,552
ACE Securities Corp. Home Equity Loan Trust
4.313% due 07/25/2036 •		8,219	6,937
6.043% due 08/25/2045 •		6,874	6,253
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.843% due 08/25/2035 •		407	406
5.593% due 09/25/2034 •		3,414	2,896
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.253% due 01/25/2036 •		337	328
Asset-Backed Securities Corp. Home Equity Loan Trust
4.753% due 11/25/2035 •		5,283	4,717
5.818% due 05/25/2035 •		2,778	2,494
Bear Stearns Asset-Backed Securities I Trust
4.493% due 04/25/2037 •		6,445	6,198
4.738% due 12/25/2035 •		20,764	20,516
5.668% due 03/25/2035 •		277	277
BNC Mortgage Loan Trust 5.293% due 11/25/2037 •		12,673	9,086
Chase Funding Trust 4.253% due 12/25/2033 •		762	749
CIT Mortgage Loan Trust 5.543% due 10/25/2037 •		30,849	30,775
Citicorp Residential Mortgage Trust 4.360% due 07/25/2036 þ		7,347	7,113
Citigroup Mortgage Loan Trust, Inc. 7.581% due 10/25/2036 þ		1,610	925
Countrywide Asset-Backed Certificates 5.968% due 12/25/2034 •		3,471	3,279
Countrywide Asset-Backed Certificates Trust
4.212% due 12/25/2034 •		759	720
4.273% due 03/25/2047 •		6,003	5,773
4.433% due 09/25/2047 •		11,010	9,799
5.668% due 07/25/2035 •		4,422	4,414
EquiFirst Loan Securitization Trust 4.313% due 04/25/2037 •		5,000	4,118
Fieldstone Mortgage Investment Trust 4.438% due 02/25/2036 •		1,907	1,706
Fremont Home Loan Trust 3.943% due 08/25/2036 •		7,922	3,224
GSAA Home Equity Trust
3.893% due 05/25/2037 •		7,741	2,725
5.069% due 09/25/2035 ~		390	249
6.158% due 09/25/2035 þ		2,867	1,829
GSAMP Trust
3.933% due 01/25/2037 •		9,171	5,708
3.973% due 06/25/2036 •		785	428
4.288% due 03/25/2046 •		2,976	2,818
4.363% due 02/25/2036 •		2,325	2,475
4.528% due 09/25/2035 •		1,142	1,136
4.888% due 02/25/2035 •		4,927	4,809
HSI Asset Securitization Corp. Trust
4.053% due 12/25/2036 •		4,822	1,789
4.073% due 04/25/2037 •		17,077	11,023
4.153% due 04/25/2037 •		5,654	3,677
4.353% due 04/25/2037 •		4,014	2,611
IXIS Real Estate Capital Trust 4.393% due 03/25/2036 •		144	75
JP Morgan Mortgage Acquisition Trust 4.113% due 03/25/2037 •		1,500	1,385
Long Beach Mortgage Loan Trust 4.543% due 02/25/2034 •		1,111	1,103
MASTR Asset-Backed Securities Trust 3.893% due 08/25/2036 •		6,546	2,222

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

MASTR Specialized Loan Trust 6.193% due 01/25/2036 •	5,948	4,206
Merrill Lynch First Franklin Mortgage Loan Trust
4.053% due 06/25/2037 •	1,316	1,317
4.133% due 05/25/2037 •	3,889	2,838
4.293% due 06/25/2037 •	242	243
Merrill Lynch Mortgage Investors Trust 4.918% due 06/25/2035 •	3,487	3,758
Morgan Stanley ABS Capital I, Inc. Trust
4.413% due 12/25/2035 •	213	211
4.693% due 05/25/2034 •	5,624	5,495
4.888% due 01/25/2035 •	463	466
6.568% due 08/25/2034 •	550	482
New Century Home Equity Loan Trust
4.353% due 05/25/2036 •	1,500	1,437
4.678% due 05/25/2034 •	1,421	1,494
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.593% due 02/25/2037 •	1,162	308
NovaStar Mortgage Funding Trust 4.073% due 06/25/2036 •	198	182
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	1,874	1,860
4.827% due 01/25/2056 þ	1,170	1,162
4.894% due 11/25/2055 þ	3,869	3,846
4.966% due 11/25/2055 þ	1,421	1,414
5.158% due 10/25/2044 þ	5,568	5,565
5.344% due 09/25/2044 þ	3,170	3,174
5.472% due 06/25/2055 þ	5,632	5,655
5.553% due 03/25/2055 þ	19,016	19,136
5.582% due 12/25/2044 þ	10,826	10,877
5.653% due 01/25/2045 þ	13,295	13,370
5.846% due 08/25/2044 þ	4,157	4,182
6.141% due 04/25/2044 ~	2,405	2,421
6.147% due 06/25/2044 þ	5,916	5,961
Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,369
5.909% due 04/25/2037 þ	46,054	11,802
Residential Asset Securities Corporation Trust 5.818% due 03/25/2035 •	669	633
Saxon Asset Securities Trust
3.893% due 05/25/2047 •	277	206
4.033% due 01/25/2047 •	5,347	5,162
4.193% due 09/25/2047 •	5,946	5,633
4.288% due 03/25/2036 •	6,050	4,911
4.593% due 09/25/2047 •	10,000	8,129
Securitized Asset-Backed Receivables LLC Trust
4.053% due 01/25/2037 •	548	529
4.153% due 02/25/2037 •	14,309	12,665
4.213% due 03/25/2036 •	3,627	3,518
4.213% due 12/25/2036 •	3,425	1,699
4.753% due 10/25/2035 •	3,151	2,402
Soundview Home Loan Trust 4.313% due 02/25/2037 •	11,052	2,934
Structured Asset Investment Loan Trust 4.743% due 10/25/2033 •	1,336	1,364
Structured Asset Securities Corp. 4.887% due 02/25/2035 •	825	839
Structured Asset Securities Corp. Mortgage Loan Trust
4.198% due 01/25/2037 •	13,251	12,651
4.213% due 02/25/2037 •	249	246
Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	888	878
5.091% due 10/25/2065 þ	1,356	1,350
5.278% due 08/25/2065 þ	1,048	1,048
5.725% due 11/25/2064 þ	7,531	7,563
6.125% due 02/25/2064 ~	1,546	1,554
Wells Fargo Home Equity Asset-Backed Securities Trust 4.783% due 04/25/2035 •	94	94

		380,556

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.013% due 11/25/2036 •	1,135	1,059
Towd Point Mortgage Trust 4.961% due 01/25/2066 þ	1,172	1,166

		2,225

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	2,208	2,237

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

WHOLE LOAN COLLATERAL 1.0%
Citigroup Mortgage Loan Trust, Inc. 4.193% due 11/25/2046 •	298	295
First Franklin Mortgage Loan Trust 5.668% due 07/25/2034 •	220	222
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.558% due 11/25/2035 •	3,184	3,073
Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	2,573	2,554
5.151% due 02/25/2056 þ	977	970
5.180% due 01/25/2056 þ	3,996	3,966
5.184% due 11/25/2055 þ	4,315	4,289
5.193% due 10/25/2055 þ	3,165	3,167
5.265% due 12/25/2055 þ	3,293	3,273
5.342% due 12/25/2055 þ	4,528	4,515
5.391% due 08/25/2055 þ	928	930
5.510% due 04/25/2056 þ	4,300	4,303
5.657% due 08/25/2055 þ	901	903
5.732% due 08/25/2055 þ	938	941
5.744% due 06/25/2055 þ	899	901
6.244% due 05/25/2055 þ	27,247	27,311
6.368% due 04/25/2055 þ	26,603	26,648
RCO X Mortgage LLC 5.418% due 10/25/2030 þ	2,200	2,196
Residential Asset Mortgage Products Trust 4.173% due 10/25/2036 •	17,833	17,127
Securitized Asset-Backed Receivables LLC Trust 4.033% due 11/25/2036 •	26,769	7,002
Specialty Underwriting & Residential Finance Trust 4.273% due 09/25/2037 •	2,230	1,568
VCAT LLC
5.062% due 02/25/2056 þ	973	969
5.101% due 01/25/2056 þ	943	939
5.889% due 02/25/2055 þ	11,551	11,574

		129,636

OTHER ABS 15.7%
37 Capital CLO 4 Ltd. 4.762% due 04/15/2035 •	5,200	5,202
522 Funding CLO Ltd. 4.871% due 10/23/2034 •	7,800	7,811
AASET MT-1 Ltd.
5.243% due 02/16/2050	22,651	22,388
5.522% due 02/16/2050	14,195	14,190
AASET Trust 2.798% due 01/15/2047	5,395	5,106
ACHV ABS Trust
4.760% due 04/26/2032	1,359	1,362
5.010% due 12/26/2031	241	243
5.040% due 04/26/2032	1,912	1,918
5.070% due 10/27/2031	613	615
5.430% due 10/27/2031	1,259	1,267
5.450% due 12/26/2031	1,632	1,644
5.680% due 12/26/2031	1,387	1,397
5.900% due 04/25/2031	115	116
Affirm Master Trust
4.450% due 10/16/2034	1,200	1,196
4.670% due 07/15/2033	1,600	1,605
4.990% due 02/15/2033	30,000	30,193
AGL CLO 13 Ltd. 4.768% due 10/20/2034 •	1,000	1,000
AMMC CLO 24 Ltd. 4.868% due 01/20/2035 •	9,100	9,103
AMMC CLO 27 Ltd. 4.748% due 01/20/2037 •	1,600	1,600
Anchorage Capital CLO 21 Ltd. 4.718% due 10/20/2034 •	20,000	20,008
Anchorage Capital CLO 28 Ltd. 4.829% due 04/20/2037 •	5,200	5,188
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	8,987	8,781
4.169% due 04/25/2038	2,000	1,912
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038	2,283	2,214
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039	2,000	1,917
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040	2,000	1,911
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	2,600	2,578
5.702% due 10/22/2040	500	497
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	2,700	2,676

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.336% due 10/25/2040		2,300	2,276
Anchorage Credit Funding 20 Ltd. 4.896% due 04/25/2042 (a)		4,900	4,900
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		4,000	3,824
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		2,000	1,909
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		9,169	9,044
Apidos CLO XI 4.908% due 04/17/2034 •		22,200	22,229
Aqua Finance Issuer Trust
4.760% due 04/17/2051		1,000	996
4.790% due 05/17/2051		698	702
Arbour CLO XIII DAC 3.154% due 08/15/2038 •	EUR	4,000	4,609
Arcano Euro CLO II DAC
3.280% due 07/25/2039 •		2,400	2,774
4.080% due 07/25/2039 •		3,000	3,471
ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		$3,000	3,001
5.068% due 01/25/2034 •		5,300	5,302
ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		23,200	23,206
5.168% due 07/25/2034 •		500	500
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		2,700	2,703
ARES XXVII CLO Ltd. 4.821% due 10/28/2034 •		2,500	2,503
Ascent Education Funding Trust 6.140% due 10/25/2050		1,433	1,463
Atlas Senior Loan Fund XVI Ltd. 4.768% due 01/20/2034 •		2,100	2,101
Atlas Senior Loan Fund XVII Ltd. 4.728% due 10/20/2034 •		2,100	2,100
Bain Capital Credit CLO Ltd.
4.700% due 10/21/2034 •		18,200	18,200
4.728% due 07/24/2034 •		10,000	10,007
4.819% due 04/22/2035 •		1,900	1,900
4.821% due 10/23/2034 •		6,000	6,007
4.830% due 07/17/2035 •		1,300	1,300
Bain Capital Euro CLO DAC 3.277% due 01/22/2038 •	EUR	3,900	4,506
Barings Euro CLO DAC 3.426% due 08/15/2039 •		3,500	4,038
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$3,200	3,200
Beechwood Park CLO Ltd. 4.738% due 01/17/2035 •		6,000	6,001
Benefit Street Partners CLO XXII Ltd. 4.818% due 04/20/2035 •		1,400	1,400
BHG Securitization Trust
2.240% due 10/17/2034		1,410	1,375
4.820% due 04/17/2036		5,954	5,970
4.840% due 09/17/2036		789	791
5.170% due 09/17/2036		12,300	12,353
5.260% due 04/17/2036		10,035	10,099
6.920% due 12/17/2036		98	102
Blackbird Capital II Aircraft Lease Ltd. 2.443% due 07/15/2046		1,474	1,399
BlueMountain CLO XXXII Ltd. 4.772% due 10/15/2034 •		5,150	5,152
BlueMountain CLO XXXIV Ltd. 4.818% due 04/20/2035 •		2,900	2,901
Bosphorus CLO IX DAC 0.000% due 04/15/2038 •(a)	EUR	3,600	4,161
Boyce Park CLO Ltd. 4.668% due 04/21/2035 •		$6,100	6,102
Broad River Bsl Funding CLO Ltd. 5.099% due 07/20/2034 •		3,750	3,755
Buckhorn Park CLO Ltd. 4.738% due 07/18/2034 •		1,800	1,802
Canyon Capital CLO Ltd. 4.682% due 10/15/2034 •		20,000	19,971
Canyon CLO Ltd.
4.752% due 07/15/2034 •		5,200	5,205
4.772% due 10/15/2034 •		1,000	1,000
Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	2,100	2,423
Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		$3,600	3,595
5.265% due 01/18/2035 •		14,000	13,860
Capital Street Master Trust
4.772% due 08/16/2029 •		1,000	999
5.022% due 10/16/2028 •		8,000	8,006

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		500	499
4.778% due 10/20/2034 •		750	750
CarVal CLO III Ltd. 4.658% due 07/20/2032 •		16,884	16,873
Castlelake Aircraft Structured Trust
5.073% due 03/15/2051		27,800	27,344
5.087% due 11/15/2050		19,571	19,353
5.465% due 08/15/2050		1,145	1,147
5.783% due 02/15/2050		12,699	12,805
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •		1,900	1,901
CFIP CLO Ltd. 5.149% due 01/20/2035 •		13,500	13,508
CIFC Funding Ltd. 4.880% due 10/24/2030 •		17	17
College Avenue Student Loans LLC
4.893% due 07/25/2051 •		1,885	1,883
5.193% due 12/28/2048 •		1,094	1,098
5.562% due 05/25/2055 •		2,299	2,341
DLLMT LLC 4.030% due 07/20/2028		500	500
Dryden 43 Senior Loan Fund 4.738% due 04/20/2034 •		21,920	21,939
Dryden 86 CLO Ltd. 4.798% due 07/17/2034 •		500	501
Dryden 95 CLO Ltd. 4.696% due 08/20/2034 •		48,500	48,511
ECMC Group Student Loan Trust 4.926% due 11/25/2069 •		795	801
Elevation CLO Ltd.
4.798% due 07/25/2034 •		24,200	24,225
4.968% due 01/25/2035 •		18,000	18,010
5.268% due 01/25/2035 •		2,300	2,302
Elmwood CLO 15 Ltd. 4.819% due 04/22/2035 •		600	600
Fortress Credit BSL VII Ltd. 4.761% due 07/23/2032 •		2,024	2,026
Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •		782	783
Fortress Credit BSL XVI Ltd. 5.038% due 10/20/2035 •		9,000	9,010
Fortress Credit BSL XX Ltd. 4.911% due 01/23/2037 •		2,100	2,101
Foundation Finance Trust 4.670% due 04/15/2052		356	355
Galaxy XXII CLO Ltd. 4.683% due 04/16/2034 •		900	900
GoldenTree Loan Management U.S. CLO 8 Ltd. 4.818% due 10/20/2034 •		5,000	5,006
Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		2,000	2,001
5.068% due 04/20/2035 •		900	900
5.168% due 04/20/2035 •		3,800	3,773
Golub Capital Partners Static Ltd. 4.788% due 07/20/2035 •		8,052	8,059
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		557	558
4.890% due 06/25/2060		343	343
4.930% due 06/25/2060		239	240
5.020% due 06/25/2060		500	506
5.120% due 03/25/2060		3,115	3,123
5.150% due 10/27/2059		2,709	2,734
5.220% due 03/25/2060		4,898	4,930
5.250% due 10/27/2059		198	199
5.260% due 10/27/2059		344	346
5.320% due 03/25/2060		13,200	13,425
5.550% due 06/25/2059		1,100	1,119
5.550% due 10/27/2059		344	346
5.870% due 06/25/2059		1,493	1,513
6.360% due 06/25/2059		1,493	1,520
6.430% due 10/27/2059		344	348
Greywolf CLO III Ltd. 4.899% due 04/22/2033 •		13,638	13,651
Greywolf CLO IV Ltd. 4.908% due 04/17/2034 •		1,300	1,302
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	3,800	4,392
4.208% due 08/15/2039 •		6,500	7,543
Guggenheim CLO Ltd. 4.822% due 01/15/2035 •		$800	800
Harvest U.S. CLO Ltd. 4.822% due 01/15/2037 •		5,300	5,296
ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	4,000	4,622
6.580% due 01/26/2038		1,000	1,142

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

ICG U.S. CLO Ltd. 4.661% due 01/16/2033 •		$5,647	5,651
IFC Emerging Markets Securitization Ltd. 4.971% due 12/31/2035 •		2,197	2,199
Invesco CLO Ltd.
4.772% due 07/15/2034 •		15,000	15,008
4.818% due 07/20/2035 •		1,700	1,701
Invesco Euro CLO XII DAC 3.277% due 07/15/2037 •	EUR	4,100	4,726
KKR CLO 16 Ltd. 4.808% due 10/20/2034 •		$4,800	4,805
KKR CLO 18 Ltd. 4.718% due 10/18/2035 •		3,884	3,882
KKR CLO 27 Ltd. 4.782% due 01/15/2035 •		1,200	1,200
KKR CLO 33 Ltd. 4.748% due 07/20/2034 •		900	901
KKR CLO 36 Ltd. 4.822% due 10/15/2034 •		2,600	2,603
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •		2,100	2,103
LCM 34 Ltd. 4.848% due 10/20/2034 •		250	250
LCM 36 Ltd. 4.742% due 01/15/2034 •		2,000	2,001
LCM 39 Ltd. 4.703% due 10/15/2034 •		1,100	1,100
Lendmark Funding Trust 5.530% due 06/21/2032		3,100	3,125
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		30,000	29,980
Madison Park Funding XXXIV Ltd. 5.041% due 10/16/2037 •		15,300	15,312
Madison Park Funding XXXVI Ltd. 4.732% due 04/15/2035 •		1,000	1,000
Magnetite XXXII Ltd. 4.822% due 10/15/2037 •		20,000	19,995
Marble Point CLO XXII Ltd. 4.888% due 07/25/2034 •		1,800	1,799
Marble Point CLO XXIV Ltd. 4.753% due 04/20/2035 •		4,700	4,701
MAST Ltd. 5.134% due 02/15/2051		22,167	21,836
Mountain View CLO LLC 4.547% due 04/14/2033 •		1,000	999
Navesink CLO 2 Ltd. 4.862% due 01/15/2036 •		2,100	2,100
Navesink CLO 6 Ltd. 0.000% due 04/15/2037 •		5,400	5,400
Navient Education Loan Trust
5.020% due 07/15/2055		2,605	2,612
5.320% due 07/15/2055		4,200	4,223
Navient Private Education Refi Loan Trust 4.837% due 12/15/2059 •		839	840
Navient Student Loan Trust 4.676% due 08/26/2069 •		753	752
Nelnet Student Loan Trust
4.610% due 02/21/2061		20,716	20,465
4.650% due 08/20/2054		9,655	9,543
4.670% due 06/22/2065		7,910	7,831
4.840% due 05/17/2055		3,701	3,687
4.973% due 02/21/2061 •		6,426	6,460
5.022% due 05/17/2055 •		3,524	3,547
5.023% due 06/22/2065 •		6,009	6,059
5.873% due 02/20/2041 •		212	216
6.640% due 02/20/2041		212	219
Neuberger Berman CLO XXI Ltd. 4.988% due 01/20/2039 •		10,000	9,970
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.718% due 07/17/2036 •		21,000	21,011
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.727% due 10/14/2036 •		21,300	21,314
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •		2,200	2,200
5.218% due 10/25/2036 •		10,000	9,998
New Mountain CLO 5 Ltd. 4.918% due 07/20/2036 •		8,000	8,001
Northwoods Capital 25 Ltd. 4.788% due 07/20/2034 •		1,900	1,902
OCP Euro CLO DAC 3.266% due 07/20/2036 •	EUR	2,900	3,350
Octagon 64 Ltd. 4.930% due 07/21/2035 •		$40,000	40,017
Octagon Investment Partners 40 Ltd. 4.708% due 01/20/2035 •		10,600	10,603

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Octagon Investment Partners 41 Ltd. 4.762% due 10/15/2033 •	15,000	15,009
Octagon Investment Partners 45 Ltd. 4.822% due 04/15/2035 •	5,700	5,701
OFSI BSL X Ltd. 4.938% due 04/20/2034 •	16,300	16,321
Oportun Funding Trust
4.960% due 08/16/2032	1,495	1,495
5.240% due 08/16/2032	7,900	7,911
5.780% due 08/16/2032	2,000	2,005
OZLM XV Ltd. 4.718% due 04/20/2033 •	32,317	32,323
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~	1,230	486
4.497% due 04/15/2033	1,600	1,595
4.684% due 08/17/2026	218	218
4.865% due 10/15/2032	802	803
4.883% due 04/15/2033	18,698	18,569
4.961% due 10/15/2032	3,122	3,125
5.065% due 03/15/2032	1,216	1,218
5.092% due 07/15/2032	3,275	3,286
5.108% due 03/15/2033	500	501
5.156% due 07/15/2032	3,701	3,707
5.183% due 06/15/2032	2,104	2,110
5.329% due 10/15/2032	28,897	28,920
5.331% due 01/15/2032	1,015	1,018
5.440% due 03/15/2033	19,999	20,040
5.617% due 04/15/2032 «	531	531
5.628% due 07/15/2032	9,265	9,284
5.637% due 07/15/2032	1,602	1,612
5.639% due 10/15/2032	16,098	16,132
5.640% due 03/15/2033	2,400	2,409
5.750% due 06/15/2032	2,710	2,721
5.823% due 04/15/2032 «	789	790
5.867% due 07/15/2032	4,222	4,232
5.992% due 06/15/2032	891	895
6.261% due 04/15/2032 «	829	829
6.278% due 10/15/2031	522	523
10.273% due 04/15/2032 «	1,019	994
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031	507	508
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031	789	792
Pagaya AI Debt Trust
5.373% due 01/17/2033	2,294	2,305
6.258% due 10/15/2031	731	732
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034	8,600	8,632
Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •	3,700	3,699
4.480% due 10/15/2032 •	1,000	1,000
4.489% due 01/15/2033 •	4,700	4,695
4.660% due 01/15/2034 •	1,400	1,401
PEAC Solutions Receivables LLC 4.940% due 10/20/2028	14,460	14,531
Pikes Peak CLO 2 4.888% due 10/11/2034 •	18,000	18,025
Pikes Peak CLO 4 4.882% due 07/15/2034 •	18,000	18,024
Pikes Peak CLO 6 4.595% due 05/18/2034 •	21,450	21,437
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039	5,231	5,249
PK ALIFT Loan Funding 6 LP 5.365% due 11/15/2042	17,697	17,849
PK ALIFT Loan Funding 7 LP 4.750% due 03/15/2043	4,057	4,043
Post CLO Ltd.
4.752% due 10/15/2034 •	500	501
4.762% due 04/20/2035 •	3,600	3,601
PPM CLO 5 Ltd. 4.848% due 10/18/2034 •	2,500	2,503
RCKT Trust
4.480% due 11/27/2034	322	322
4.900% due 07/25/2034	210	210
Reach ABS Trust
4.320% due 02/15/2033	1,242	1,242
4.370% due 02/15/2033	22,200	22,126
4.930% due 08/18/2032	825	829
4.960% due 08/16/2032	3,112	3,118
5.120% due 08/18/2032	4,300	4,309
5.340% due 08/16/2032	4,600	4,637
5.840% due 07/15/2031	5,000	5,046
5.880% due 07/15/2031	311	311
5.990% due 08/16/2032	1,200	1,215
6.290% due 02/18/2031	581	585

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •		600	601
4.868% due 07/20/2035 •		1,500	1,501
Romark CLO - IV Ltd. 4.790% due 07/10/2034 •		1,800	1,802
Romark CLO V Ltd. 4.862% due 01/15/2035 •		1,900	1,899
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		1,000	952
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		3,400	3,405
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,800	1,810
Sandstone Peak Ltd.
4.842% due 04/15/2038 •		4,900	4,888
5.320% due 04/15/2038 •		9,750	9,774
Sculptor CLO XXVII Ltd. 4.809% due 04/20/2037 •		4,400	4,396
Shackleton CLO Ltd. 4.868% due 07/20/2034 •		1,300	1,302
Silver Rock CLO II Ltd. 4.708% due 01/20/2035 •		500	500
Sixth Street CLO VIII Ltd. 4.818% due 10/20/2034 •		12,000	12,015
Slam Ltd. 5.807% due 05/15/2050		23,755	24,069
SLM Student Loan Trust 2.430% due 10/25/2039 •	EUR	1,027	1,107
SMB Private Education Loan Trust
0.010% due 11/16/2054		$3	15
1.340% due 03/17/2053		5,871	5,563
2.300% due 01/15/2053		1,652	1,613
4.772% due 06/17/2052 •		1,206	1,205
4.772% due 07/15/2053 •		3,911	3,909
4.850% due 03/11/2054 «		46,217	45,938
4.872% due 03/17/2053 •		455	458
4.872% due 03/11/2054 «		6,302	6,302
5.020% due 03/17/2053		1,458	1,460
5.022% due 10/16/2056 •		2,248	2,269
5.030% due 03/15/2056 (a)		25,350	25,381
5.060% due 03/16/2054		11,395	11,479
5.090% due 10/16/2056		1,783	1,797
5.122% due 03/15/2056 •		1,187	1,199
5.130% due 04/15/2054		28,074	28,302
5.240% due 03/15/2056		1,432	1,446
5.380% due 01/15/2053		830	839
5.380% due 07/15/2053		4,380	4,448
5.472% due 10/16/2056 •		3,179	3,246
5.500% due 06/17/2052		5,548	5,662
5.530% due 03/11/2054 «		2,779	2,757
5.880% due 03/11/2054 «		556	551
6.270% due 03/11/2054 «		4,446	4,409
SoFi Consumer Loan Program Trust
4.240% due 08/25/2035		1,022	1,021
4.800% due 02/27/2034		5,056	5,068
4.820% due 06/25/2034		1,611	1,617
Sound Point CLO VII-R Ltd. 5.003% due 10/23/2031 •		411	412
Sound Point CLO XXVII Ltd. 5.110% due 10/25/2034 •		6,000	6,008
Sound Point CLO XXVIII Ltd. 4.948% due 01/25/2032 •		597	597
Stream Innovations Issuer Trust 6.270% due 07/15/2044		1,396	1,439
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		600	601
Switch ABS Issuer LLC 5.121% due 10/25/2055		12,900	12,621
Sycamore Tree CLO Ltd. 0.000% due 01/20/2037 •		4,800	4,797
Symphony CLO 43 Ltd. 5.192% due 04/15/2037 •		2,000	2,005
Symphony CLO 52 Ltd. 4.815% due 01/20/2036 •		3,100	3,100
Symphony CLO XXIV Ltd. 4.801% due 10/23/2035 •		1,100	1,099
Symphony CLO XXIX Ltd. 4.822% due 10/15/2035 •		3,500	3,496
Symphony CLO XXV Ltd. 4.718% due 04/19/2034 •		3,000	3,002
TCI-Symphony CLO Ltd. 4.933% due 10/13/2032 •		117	117
TCW CLO AMR Ltd. 4.954% due 08/16/2034 •		7,100	7,109
Thayer Park CLO Ltd. 4.668% due 04/20/2034 •		1,200	1,200

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

THL Credit Wind River CLO Ltd. 4.872% due 04/15/2035 •		2,900	2,904
Thompson Park CLO Ltd. 4.722% due 04/15/2034 •		1,000	1,001
Trimaran CAVU Ltd. 4.667% due 10/25/2034 •		3,700	3,699
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		2,000	2,002
Trinitas CLO VII Ltd. 4.728% due 01/25/2035 •		8,425	8,428
Trinitas CLO XIV Ltd. 4.768% due 01/25/2034 •		3,000	3,002
Trinitas CLO XIX Ltd. 4.778% due 10/20/2033 •		17,315	17,316
Trinitas CLO XVI Ltd. 4.798% due 07/20/2034 •		19,500	19,520
Trinitas CLO XVII Ltd. 4.818% due 10/20/2034 •		2,800	2,803
Trinitas CLO XX Ltd. 4.708% due 07/20/2035 •		21,000	21,004
Unity-Peace Park CLO Ltd. 4.723% due 04/20/2035 •		5,700	5,702
UPG HI Issuer Trust 5.000% due 09/25/2047		16,172	16,089
Upstart Pass-Through Trust 7.900% due 10/20/2028		224	225
Upstart Securitization Trust
4.600% due 09/20/2035		529	529
5.020% due 09/20/2035		500	501
5.200% due 11/20/2035		1,625	1,630
5.220% due 06/20/2035		4,076	4,089
Valerie Asset Ltd.
5.219% due 09/15/2050 «(i)		50,104	49,038
5.267% due 09/15/2050 «(i)		6,807	6,088
VB-S1 Issuer LLC 4.693% due 03/15/2056		6,500	6,395
Venture 44 CLO Ltd. 4.808% due 10/20/2034 •		1,000	1,001
Vibrant CLO XII Ltd. 4.818% due 04/20/2034 •		1,900	1,902
Voya CLO Ltd. 4.868% due 07/20/2032 •		303	303
Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		1,200	1,201
4.848% due 04/20/2034 •		4,300	4,305
Wind River CLO Ltd.
4.732% due 10/15/2034 •		21,484	21,497
4.778% due 07/20/2034 •		2,100	2,101

			1,964,491

Total Asset-Backed Securities (Cost $3,554,844)			3,559,771

SOVEREIGN ISSUES 7.2%
Angola Government International Bonds 8.000% due 11/26/2029		9,200	9,110
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		2,291	2,220
Baiterek National Investment Holding JSC
16.950% due 04/02/2029 «(a)	KZT	2,700,000	5,607
16.950% due 04/02/2031 «(a)		3,300,000	6,927
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	4,800	926
0.000% due 07/01/2026 (d)		344,300	64,371
0.000% due 10/01/2026 (d)		175,300	31,705
Colombia TES
2.250% due 04/18/2029 (f)	COP	2,650,471	626
3.000% due 03/25/2033 (f)		6,808,549	1,436
6.500% due 01/22/2031 (f)		11,726,511	3,061
7.000% due 03/26/2031		14,020,000	2,935
11.000% due 08/22/2029		72,417,000	18,259
11.500% due 07/25/2046		22,048,800	5,319
11.750% due 01/24/2035		210,611,700	52,218
12.000% due 03/13/2058		3,650,000	897
12.750% due 11/28/2040		103,197,000	27,352
13.250% due 02/09/2033		194,437,900	52,131
Costa Rica Government International Bonds 6.001% due 01/16/2036	EUR	17,000	20,250
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	2,228,000	4,790
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$26,630	26,803
Ecuador Government International Bonds
6.900% due 07/31/2030 þ		8,820	8,602
8.750% due 01/29/2034		8,000	7,872
9.250% due 01/29/2039		7,800	7,669

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Egypt Government Bonds 19.698% due 10/14/2030	EGP	198,000	3,567
Egypt Government International Bonds
6.375% due 04/11/2031	EUR	4,850	5,277
9.450% due 02/04/2033		$9,100	9,582
El Salvador Government International Bonds
7.625% due 02/01/2041		725	681
9.250% due 04/17/2030		800	833
Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	17,550	18,921
6.625% due 03/22/2048		10,100	10,083
Mexico Bonos 7.000% due 09/03/2026	MXN	1,156,000	64,530
Mexico Government International Bonds
5.850% due 07/02/2032		$1,700	1,708
6.625% due 01/29/2038		1,600	1,634
Mexico Udibonos 4.000% due 11/30/2028 (f)	MXN	5,623	311
Panama Government International Bonds
5.227% due 02/23/2034		$200	193
5.662% due 02/23/2038		200	192
8.000% due 03/01/2038		3,736	4,287
Peru Government Bonds 6.150% due 08/12/2032	PEN	4,100	1,232
Peru Government International Bonds
6.150% due 08/12/2032		418,010	125,621
6.900% due 08/12/2037		7,300	2,086
Provincia de Buenos Aires/Government Bonds 6.625% due 09/01/2037 þ		$16,343	12,359
Republic of Cameroon International Bonds 8.875% due 01/30/2033		21,775	20,613
Republic of Kenya Government International Bonds
7.875% due 02/26/2034		6,000	5,462
8.800% due 10/09/2038		5,525	5,089
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	579,600	32,103
8.000% due 01/31/2030		83,750	4,896
8.500% due 01/31/2037		1,919,375	106,021
8.875% due 02/28/2035		103,400	6,006
9.000% due 01/31/2040		27,100	1,507
10.500% due 12/21/2026		139,500	8,422
Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,000	2,296
5.250% due 03/10/2030		2,200	2,581
5.250% due 05/30/2032		9,025	10,304
5.375% due 06/07/2033		14,650	16,504
Saudi Government International Bonds 4.125% due 01/12/2029		$35,600	35,145
Senegal Government International Bonds 7.750% due 06/10/2031		9,000	5,209
Turkiye Government Bonds
36.000% due 08/12/2026	TRY	324,500	7,184
39.740% (BISTREFI) due 05/20/2026 ~		31,100	700
39.740% (BISTREFI) due 05/17/2028 ~		59,300	1,330
40.299% (BISTREFI) due 09/06/2028 ~		100,000	2,241

Total Sovereign Issues (Cost $892,333)			897,796

		SHARES
SHORT-TERM INSTRUMENTS 27.0%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(h)		23,651,669	23,652

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 26.4%			3,317,700

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	3,200	51

NIGERIA TREASURY BILLS 0.2%
27.000% due 06/11/2026 - 01/28/2027 (c)(d)(e)	NGN	27,868,518	18,686

SOUTH AFRICA TREASURY BILLS 0.1%
7.348% due 05/06/2026 - 08/19/2026 (c)(d)(e)	ZAR	315,600	18,378

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. TREASURY BILLS 0.1%
3.689% due 04/02/2026 - 07/21/2026 (c)(d)(m)(o)	$18,715	18,601

Total Short-Term Instruments (Cost $3,395,450)		3,397,068

Total Investments in Securities (Cost $18,514,316)		18,514,365

Total Investments 147.6% (Cost $18,514,316)		$18,514,365
Financial Derivative Instruments(l)(n)0.4%(Cost or Premiums, net $155,300)		46,760
Other Assets and Liabilities, net (48.0)%		(6,016,412)

Net Assets 100.0%		$12,544,713

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC	5.860%	10/21/2026	10/27/2025	$431	$431	0.00%
CORPIJ944	4.920	03/15/2031	25/02/2026	4,700	4,614	0.04
Credit Opportunities Partners LLC	6.520	03/20/2028	03/20/2025	8,000	7,934	0.06
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	2,009	0.02
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	2,006	0.01
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,992	0.02
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	6,000	6,007	0.05
National Football League	4.780	10/05/2030	03/14/2024	1,000	995	0.01
National Football League	5.480	10/05/2028	03/14/2024	1,600	1,617	0.01
Tib Finance PLC	7.111	11/15/2034	09/18/2024	2,200	2,146	0.02
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,200	4,246	0.03
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	48,955	49,038	0.39
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	6,078	6,088	0.05

$89,164	$89,123	0.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026	$863,500	U.S. Treasury Notes 3.500% - 4.125% due 03/31/2029 - 09/30/2029	$(880,868)	$863,500	$863,500
3.680	03/12/2026	04/08/2026	150,000	U.S. Treasury Notes 3.625% due 10/31/2030	(151,002)	150,000	150,307
3.680	03/19/2026	04/15/2026	200,000	U.S. Treasury Notes 3.625% due 10/31/2030	(203,797)	200,000	200,266
3.690	03/16/2026	04/01/2026	400,000	U.S. Treasury Notes 3.500% due 11/30/2030	(407,553)	400,000	400,656
3.690	03/10/2026	04/06/2026	150,000	U.S. Treasury Notes 3.500% due 09/30/2027	(150,236)	150,000	150,338
3.690	03/17/2026	04/06/2026	200,000	U.S. Treasury Notes 0.875% due 11/15/2030	(203,218)	200,000	200,307
3.690	03/13/2026	04/08/2026	50,000	U.S. Treasury Notes 4.125% due 11/30/2029	(51,047)	50,000	50,097
3.690	03/13/2026	04/09/2026	300,000	U.S. Treasury Notes 4.000% due 02/28/2030	(306,029)	300,000	300,584
3.690	03/23/2026	04/13/2026	100,000	U.S. Treasury Notes 1.375% due 10/31/2028	(102,441)	100,000	100,092
3.690	03/23/2026	04/20/2026	300,000	U.S. Treasury Notes 4.000% - 4.125% due 02/28/2030 - 10/31/2031	(307,333)	300,000	300,277
3.710	03/31/2026	04/01/2026	512,200	U.S. Treasury Notes 3.500% due 09/30/2029	(523,180)	512,200	512,253
CTR	3.690	04/01/2026	04/02/2026	100	U.S. Treasury Notes 4.375% due 11/30/2028	(102)	100	100
DEU	3.620	03/31/2026	04/01/2026	15,100	U.S. Treasury Bonds 4.625% due 11/15/2044	(15,379)	15,100	15,102
WAN	3.710	03/31/2026	04/01/2026	76,800	U.S. Treasury Notes 3.500% due 10/31/2027	(78,412)	76,800	76,808

Total Repurchase Agreements	$(3,380,597)	$3,317,700	$3,320,687

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.500%	03/27/2026	06/12/2026	$(6,044)	$(6,047)
MSC	1.750	03/20/2026	05/01/2026	(3,348)	(3,350)
3.400	03/20/2026	05/01/2026	(3,348)	(3,352)
3.550	03/20/2026	05/01/2026	(3,384)	(3,388)

Total Reverse Repurchase Agreements	$(16,137)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.4)%
Uniform Mortgage-Backed Security, TBA	6.500%	04/01/2056	$779,712	$(805,523)	$(806,737)

Total Short Sales (6.4)%	$(805,523)	$(806,737)

(k)	Securities with an aggregate market value of $21,044 and cash of $295 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(3,469) at a weighted average interest rate of 3.142%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	98	$7,286	$(45)	$69	$0
Euro-Bund June Futures	06/2026	485	70,292	(1,756)	510	0
Long Guilt June Futures	06/2026	1,709	198,584	(10,580)	1,493	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,492	269,584	(3,141)	350	0
U.S. Treasury 10-Year Note June Futures	06/2026	4,222	468,840	(8,332)	990	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	13,054	1,481,833	(31,211)	3,875	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,923	224,150	(7,460)	421	0

$(62,525)	$7,708	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Oat June Futures	06/2026	915	$(125,527)	$3,982	$0	$(1,163)

Total Futures Contracts	$(58,543)	$7,708	$(1,163)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$500	$3	$4	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712	4,600	77	(19)	58	2	0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	0.527	100	4	6	10	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.600	8,350	788	48	836	10	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970	12,300	(45)	52	7	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.935	200	21	(3)	18	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	11,400	44	(23)	21	1	0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		100	1	0	1	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.160	EUR	1,400	109	(7)	102	0	(11)

							$1,002	$58	$1,060	$14	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly		12/20/2028		$200	$(9)	$9	$0	$1	$0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		100	(3)	2	(1)	1	0
CDX.EM-44 5-Year Index	1.000	Quarterly		12/20/2030		200	(4)	0	(4)	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		89,100	6,827	(1,525)	5,302	723	0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		697,752	39,931	1,901	41,832	5,909	0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		447,777	32,511	(8,184)	24,327	4,024	0
CDX.HY-46 5-Year Index	5.000	Quarterly		06/20/2031		134,600	5,281	1,392	6,673	1,228	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		1,300	24	0	24	2	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		1,910,300	38,169	(3,327)	34,842	3,389	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		1,808,900	40,280	(7,619)	32,661	3,542	0

							$163,007	$(17,351)	$145,656	$18,820	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	328,800	$(1,610)	$(6,955)	$(8,565)	$1,022	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		282,600	32	7,869	7,901	0	(912)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$117,700	(1,476)	1,443	(33)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		485,000	366	9,297	9,663	0	(472)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		805,500	(17,568)	12,602	(4,966)	0	(839)
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	836	805	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		217,800	3,993	5,395	9,388	0	(200)
Receive	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/15/2035		43,400	0	339	339	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	08/15/2035		150,400	(59)	1,081	1,022	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		575,850	(12,200)	16,990	4,790	0	(476)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		58,000	875	2,474	3,349	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		14,800	1,415	721	2,136	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		116,625	6,699	6,290	12,989	436	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	24,900	0	(36)	(36)	7	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		474,400	(201)	(485)	(686)	128	0
Pay	1-Year BRL-CDI	12.820	Maturity	01/02/2029		149,200	0	(487)	(487)	173	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		24,000	0	(79)	(79)	28	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		791,300	(125)	(2,222)	(2,347)	918	0
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029		78,400	0	(164)	(164)	91	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		154,100	13	(340)	(327)	178	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		178,000	0	(774)	(774)	239	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2031		126,000	0	(418)	(418)	169	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		20,800	0	(42)	(42)	28	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		168,000	(40)	(288)	(328)	225	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		15,700	0	(17)	(17)	21	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		15,700	0	(16)	(16)	21	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		21,600	0	(11)	(11)	29	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		48,000	0	5	5	64	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		3,300	0	1	1	4	0
Pay	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	307,600	(2,370)	863	(1,507)	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	132,700	0	(81)	(81)	20	0
Receive	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	158,375	1,771	(395)	1,376	0	0
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		158,375	160	(1,536)	(1,376)	1,210	(214)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		92,800	(2,940)	(1,155)	(4,095)	860	0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	34	56	4	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	149,700	(68)	(166)	(234)	11	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030	163,122	121	(34)	87	0	(13)
Pay	6-Month EUR-EURIBOR	2.250	Annual	03/18/2031	EUR	20,150	(427)	(245)	(672)	90	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	3,400	(4)	(76)	(80)	17	0
Pay	6-Month EUR-EURIBOR	2.656	Annual	01/30/2036	47,700	(694)	(1,134)	(1,828)	397	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	31,120	(504)	(461)	(965)	265	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	26,300	(226)	(731)	(957)	277	0
Receive	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	13,170	560	(258)	302	0	(146)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	74,260	1,426	445	1,871	0	(829)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	(213)	(207)	67	0
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	$235,800	3,648	501	4,149	511	0

$(19,436)	$48,367	$28,931	$7,648	$(4,321)

Total Swap Agreements	$144,573	$31,074	$175,647	$26,482	$(4,332)

(m)

Securities with an aggregate market value of $305,331 and cash of $61,890 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2026	BRL	12,600	$2,413	$0	$(20)
04/2026	CAD	58,663	42,908	736	0
04/2026	CNH	14,606	2,117	0	(4)
04/2026	EUR	4,561	5,313	41	0
04/2026	INR	413,101	4,399	37	0
04/2026	JPY	2,126,875	13,330	0	(71)
04/2026	KRW	1,545,741	1,056	28	0
04/2026	PLN	11,459	3,098	12	0
04/2026	SGD	8,306	6,577	116	0
04/2026	$2,402	BRL	12,600	30	0
04/2026	740	CNH	5,100	1	0
04/2026	2,520	GBP	1,884	0	(27)
04/2026	4,399	INR	413,840	4	0
05/2026	13,330	JPY	2,120,469	71	0
05/2026	ZAR	35,976	$2,081	0	(37)
06/2026	ILS	15,598	5,049	77	0
06/2026	MXN	74,895	4,178	25	0
06/2026	PEN	33,795	9,795	120	0
06/2026	$388	BRL	2,056	4	0
06/2026	1,027	ILS	3,203	0	(6)
08/2026	ZAR	40,843	$2,345	0	(43)
10/2026	BRL	13,400	2,452	0	(28)
BPS	04/2026	AUD	4,376	3,114	95	0
04/2026	BRL	355,347	64,623	0	(3,979)
04/2026	CNH	4,901	713	1	0
04/2026	ILS	15,612	5,056	90	0
04/2026	KRW	3,974,604	2,646	9	(6)
04/2026	PLN	4,380	1,177	0	(3)
04/2026	THB	510,726	15,797	299	(7)
04/2026	$12,847	AUD	18,285	0	(231)
04/2026	67,835	BRL	355,347	767	0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	04/2026		25,478	IDR	431,100,733	2	(84)
	04/2026		3,725	ILS	11,799	28	0
	04/2026		1,045	JPY	166,700	5	0
	04/2026		2,935	KRW	4,383,334	6	(26)
	04/2026		12,541	PLN	45,201	0	(365)
	04/2026		9	THB	280	0	0
	04/2026		14,047	TWD	448,989	2	(35)
	04/2026	ZAR	240,780		$14,218	8	0
	05/2026	ILS	11,786		3,725	0	(28)
	05/2026	INR	1,121,423		11,852	0	(49)
	05/2026	TWD	257,527		7,992	0	(36)
	05/2026		$6,249	BRL	32,852	55	0
	05/2026		5,936	IDR	101,042,025	15	0
	05/2026		19,064	INR	1,805,458	96	0
	05/2026		1,182	THB	38,803	0	(2)
	05/2026	ZAR	98,431		$5,564	0	(238)
	06/2026	PEN	338		97	1	0
	06/2026		$7,040	BRL	37,409	88	0
	06/2026		2,206	IDR	37,181,797	0	(20)
	07/2026	BRL	65,500		$12,178	0	(212)
	10/2026		113,100		20,644	0	(289)
	05/2030	KWD	2,974		10,242	466	0
BRC	04/2026	CAD	82		59	0	0
	04/2026	TRY	1,254,273		27,283	0	(354)
	04/2026		$1,051	NZD	1,817	0	(7)
	04/2026		6,917	PLN	24,891	0	(212)
	04/2026		5,668	SEK	51,426	0	(236)
	04/2026		97,519	TRY	4,389,740	739	0
	04/2026	ZAR	308,045		$18,824	644	0
	05/2026	TRY	77,984		1,673	0	(10)
	05/2026		$59	CAD	82	0	0
	05/2026		12	CHF	9	0	0
	05/2026		505	TRY	23,438	0	0
	06/2026	ILS	151		$49	1	0
	07/2026	COP	70,067,571		18,455	0	(135)
	12/2026	ZAR	40,135		2,280	0	(41)
CBK	04/2026	AUD	5,032		3,545	73	0
	04/2026	CAD	47		34	1	0
	04/2026	CNH	4,925		714	0	(1)
	04/2026	COP	9,366,314		2,454	0	(96)
	04/2026	EUR	78,387		90,757	153	0
	04/2026	GBP	7,423		9,924	99	0
	04/2026	INR	3,152,832		33,734	438	0
	04/2026	NOK	20,635		2,125	1	(8)
	04/2026	SEK	16,435		1,762	26	0
	04/2026	THB	292		9	0	0
	04/2026	TWD	22,788		715	3	0
	04/2026		$1,548	AUD	2,186	0	(40)
	04/2026		2,215	CNH	15,262	1	0
	04/2026		14,950	COP	55,765,602	181	0
	04/2026		18,555	GBP	13,956	0	(83)
	04/2026		3	HUF	944	0	0
	04/2026		89,224	INR	8,217,012	68	(2,261)
	04/2026		8	THB	260	0	(1)
	05/2026	COP	13,017,270		$3,526	11	0
	05/2026	PEN	23,943		7,019	157	0
	05/2026		$1,939	AUD	2,829	12	0
	05/2026		1,242	GBP	940	2	0
	05/2026		379	INR	36,059	3	0
	05/2026		0	JPY	3	0	0
	06/2026	COP	130,788,117		$34,711	0	(312)
	06/2026	ILS	4,787		1,553	27	0
	06/2026	PEN	120,582		35,159	639	0
	06/2026		$1,544	IDR	25,939,972	0	(19)
	07/2026	COP	62,016,500		$16,271	0	(214)
	07/2026		$1,310	KZT	704,667	110	0
	08/2026	PEN	21,893		$6,452	199	0
	08/2026		$1,191	EGP	60,266	0	(165)
	09/2026	COP	105,451,707		$27,251	0	(394)
	09/2026	PEN	40,457		11,873	343	0
	11/2026		11,278		3,297	96	0
	12/2026		30,689		8,846	142	0
	01/2027		$3,273	PEN	11,154	0	(114)
DUB	04/2026	CNH	5,321		$769	0	(3)
	04/2026	CZK	5,319		252	1	0
	04/2026	HUF	62,032		185	0	(2)
	04/2026	ILS	31,500		10,176	154	0
	04/2026	INR	1,276,232		13,555	95	(18)
	04/2026		$32,595	AUD	47,514	188	0
	04/2026		1,632	CNH	11,178	0	(9)
	04/2026		1,063	EGP	54,346	0	(73)
	04/2026		15,065	INR	1,419,103	97	(81)
	04/2026		1,138	PLN	4,135	0	(24)
	04/2026		73,011	SGD	93,265	0	(471)
	04/2026		5,170	THB	168,861	0	(44)
	05/2026	AUD	47,514		$32,582	0	(188)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	05/2026	SGD	93,056		73,011	468	0
	05/2026		$769	CNH	5,308	3	0
	06/2026	KZT	2,474,606		$4,677	0	(383)
	06/2026	PEN	34,279		9,983	169	0
	06/2026	THB	168,517		5,170	29	0
	07/2026		$6,487	KZT	3,481,494	502	0
	08/2026	PEN	25,477		$7,554	280	0
	08/2026		$730	KZT	391,514	53	0
	09/2026	PEN	7,502		$2,179	42	0
	09/2026	UZS	25,465,573		1,998	0	(17)
	12/2026		43,755,928		3,365	0	(26)
	12/2026	ZAR	115,078		6,532	0	(122)
FAR	04/2026	AUD	22,331		15,826	419	0
	04/2026	BRL	129,949		24,897	0	(190)
	04/2026	CHF	7,701		9,979	347	0
	04/2026	GBP	14,874		19,928	241	0
	04/2026	JPY	2,714,207		17,006	0	(96)
	04/2026	SGD	29		23	0	0
	04/2026		$24,943	BRL	129,949	145	0
	04/2026		375	CHF	299	0	(1)
	04/2026		6,076	GBP	4,516	0	(98)
	04/2026		4,694	JPY	733,355	0	(73)
	04/2026		7,682	PLN	27,723	0	(214)
	04/2026		394	SGD	504	0	(2)
	05/2026	CHF	298		$375	1	0
	05/2026	ILS	19,602		6,194	0	(48)
	05/2026	SGD	502		394	2	0
	05/2026		$1,636	COP	6,047,761	0	(3)
	05/2026		19,927	GBP	14,874	0	(241)
	05/2026		17,006	JPY	2,706,009	95	0
	06/2026	ILS	11,102		$3,601	63	0
	06/2026	MXN	177,877		10,226	362	0
	06/2026	PEN	31,483		9,163	150	0
	08/2026	COP	6,176,865		1,636	0	0
GLM	04/2026	BRL	327,841		59,583	0	(3,708)
	04/2026	COP	1,985,895		527	0	(11)
	04/2026	HUF	37,389		109	0	(3)
	04/2026	ILS	15,053		4,842	52	0
	04/2026	INR	51,706		567	21	0
	04/2026		$62,330	BRL	327,841	962	0
	04/2026		1,973	CNH	13,547	0	(6)
	04/2026		677	IDR	11,441,531	0	(3)
	04/2026		38,129	MXN	694,656	592	0
	04/2026		2,875	THB	94,342	0	(11)
	05/2026		98,275	BRL	532,206	3,846	0
	05/2026		22	GBP	17	0	0
	05/2026		577	INR	54,462	2	0
	06/2026	BRL	20,972		$3,895	0	(101)
	06/2026	IDR	32,234,122		1,912	17	0
	06/2026	PEN	4,871		1,389	0	(6)
	06/2026	THB	94,174		2,875	2	0
	06/2026		$1,159	BRL	6,170	16	0
	06/2026		3,265	IDR	55,262,222	0	(15)
	06/2026		23,886	MXN	418,676	0	(670)
	07/2026	BRL	208,100		$38,636	0	(727)
	07/2026	COP	244,845		64	0	(1)
	07/2026		$23,658	BRL	127,317	425	0
	07/2026		3,307	KZT	1,779,719	279	0
	08/2026	ZAR	142,250		$7,980	0	(345)
JPM	04/2026	BRL	114,200		21,199	0	(848)
	04/2026	CNH	15,332		2,218	0	(8)
	04/2026	CZK	3,222		151	0	(1)
	04/2026	HUF	182,367		547	0	(1)
	04/2026	INR	653,672		6,952	49	0
	04/2026	MXN	462,769		25,844	54	0
	04/2026	PLN	16,943		4,558	5	(11)
	04/2026	SGD	85,415		67,777	1,342	0
	04/2026		$21,618	BRL	114,200	429	0
	04/2026		12,430	EUR	10,590	0	(190)
	04/2026		6,953	INR	654,792	15	0
	04/2026		1,254	NOK	12,015	0	(13)
	04/2026		1,813	NZD	3,111	0	(26)
	04/2026		3,958	PLN	14,158	0	(144)
	04/2026	ZAR	1,068,737		$63,795	757	(36)
	05/2026	AUD	5,970		4,092	0	(26)
	05/2026		$809	CNH	5,585	4	0
	05/2026		10	JPY	1,588	0	0
	06/2026	COP	104,237,539		$27,771	0	(142)
	06/2026	ILS	11,285		3,651	54	0
	06/2026	MXN	81,174		4,525	24	0
	06/2026		$34	IDR	572,514	0	0
	06/2026		977	ILS	3,033	0	(10)
	07/2026	BRL	70,700		$13,068	0	(305)
	08/2026		$3,069	KZT	1,628,024	167	0
	10/2026	BRL	48,800		$8,886	0	(146)
	06/2027	UZS	8,953,246		664	0	(5)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

MBC	04/2026	AUD	6,815		4,754	52	0
	04/2026	BRL	34,129		6,539	0	(50)
	04/2026	CHF	1,245		1,574	17	0
	04/2026	GBP	22		30	0	0
	04/2026	JPY	1,533,242		9,588	0	(73)
	04/2026	KRW	9,246,454		6,318	170	0
	04/2026	NOK	3,695		380	0	(1)
	04/2026	SEK	39,090		4,183	54	0
	04/2026	THB	193,904		6,102	214	0
	04/2026		$4,561	AUD	6,581	0	(20)
	04/2026		6,507	BRL	34,129	82	0
	04/2026		3,930	CHF	3,091	0	(65)
	04/2026		5,972	COP	22,110,418	44	0
	04/2026		1,039	GBP	782	0	(4)
	04/2026		8,916	JPY	1,399,822	10	(105)
	04/2026		1,261	NOK	12,020	0	(19)
	05/2026	GBP	2,390		$3,164	0	0
	05/2026		$138	GBP	105	0	0
	05/2026		9,588	JPY	1,528,609	72	0
	06/2026	MXN	9,503		$526	0	(1)
	06/2026	PEN	4,547		1,318	17	0
	07/2026	COP	22,622,103		5,972	0	(39)
	09/2026	PEN	4,563		1,318	18	0
MYI	04/2026	INR	1,155		12	0	0
	04/2026	PLN	2,302		650	30	0
	04/2026		$12	INR	1,150	0	0
	04/2026		25,445	MXN	463,534	394	0
	06/2026	IDR	472,708		$28	0	0
	07/2026		$2,063	KZT	1,117,000	194	0
NGF	04/2026		30	NOK	288	0	0
	04/2026		2,571	TRY	117,576	33	0
	05/2026		9,160		424,094	0	(4)
RBC	04/2026	CAD	7,657		$5,594	89	0
SCX	04/2026	NZD	48,675		29,101	1,130	0
	04/2026	SGD	19		15	0	0
	04/2026	THB	14,244		447	15	0
	04/2026		$47,995	CAD	66,449	0	(226)
	04/2026		1,708	GBP	1,280	0	(14)
	04/2026		2,624	INR	241,867	0	(70)
	04/2026		5,681	JPY	891,155	0	(66)
	04/2026		2,353	PLN	8,512	0	(60)
	04/2026		2,040	TWD	65,100	0	(6)
	05/2026	CAD	66,357		$47,995	224	0
	06/2026	KZT	266,176		495	0	(49)
	06/2026		$5,349	IDR	90,182,094	0	(47)
	08/2026		2,841	EGP	143,481	0	(398)
	08/2026		228	KZT	119,446	11	0
	08/2026		1,850	NGN	2,645,743	0	(32)
SOG	04/2026	EUR	240,470		$284,632	6,684	0
	04/2026	NZD	14,890		8,937	380	0
	04/2026		$7,012	CHF	5,566	13	(64)
	04/2026		307	EGP	15,037	0	(35)
	04/2026		361,004	EUR	312,828	579	0
	04/2026		20,445	JPY	3,181,163	0	(400)
	04/2026		430	SEK	4,106	4	0
	05/2026	CHF	4,113		$5,149	0	(13)
	05/2026	EUR	312,828		361,568	0	(565)
	05/2026	SEK	4,099		430	0	(4)
	05/2026		$2,504	EGP	132,824	0	(162)
	06/2026	ILS	7,423		$2,404	38	0
	06/2026	PEN	133,694		39,578	1,305	0
	07/2026		$4,542	EGP	230,734	0	(591)
SSB	04/2026	AUD	36,012		$25,627	780	0
	04/2026		$24	JPY	3,729	0	0
UAG	04/2026	COP	106,942,608		$28,160	0	(895)
	04/2026	CZK	6,512		310	3	0
	04/2026	PLN	11,428		3,106	27	0
	04/2026		$10,996	COP	40,882,251	127	0
	04/2026		10,086	PLN	36,525	0	(247)
	05/2026	NZD	58,637		$33,512	0	(219)
	05/2026		$1,913	COP	7,074,063	0	(3)
	06/2026	COP	85,586,507		$22,606	0	(312)
	06/2026	ILS	12,332		3,989	58	0
	06/2026	MXN	12,120		675	3	0
	06/2026		$2,307	MXN	40,910	0	(38)
	08/2026	COP	7,225,186		$1,913	0	(1)

Total Forward Foreign Currency Contracts						$33,395	$(25,393)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bonds	1.000%	Quarterly	06/20/2026	0.329%	$4,000	$22	$(15)	$7	$0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	17,975	410	(93)	317	0
CBK	Panama Government International Bonds	1.000	Quarterly	06/20/2026	0.516	5,500	11	(3)	8	0
Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.186	900	(12)	5	0	(7)
Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	1,600	(16)	5	0	(11)
DUB	Petroleos Mexicanos «	—◆	Monthly	07/06/2026	1,177	0	6	6	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	9,000	(77)	66	0	(11)
JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	7,900	261	17	278	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	500	6	(2)	4	0
Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	4,325	94	(18)	76	0
Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	4,600	84	(21)	63	0

$783	$(53)	$759	$(29)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,360	$1,003	$(130)	$873	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	13,030	2,872	(264)	2,608	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,220	276	(32)	244	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	7,400	1,549	(68)	1,481	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	19,160	4,182	(348)	3,834	0

$9,882	$(842)	$9,040	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	IBXXLLTR Index	64,895	1.230% (SOFR plus a specified spread)	Maturity	06/22/2026	$14,900	$0	$242	$242	$0
MYC	Receive	IBXXLLTR Index	36,645	1.230% (SOFR plus a specified spread)	Maturity	09/21/2026	8,300	62	(11)	51	0

$62	$231	$293	$0

Total Swap Agreements	$10,727	$(664)	$10,092	$(29)

(o)

Securities with an aggregate market value of $2,921 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$227,038	$110,606	$337,644
Corporate Bonds & Notes
Banking & Finance	0	1,243,708	35,905	1,279,613
Industrials	0	2,192,398	2,612	2,195,010
Utilities	0	314,011	0	314,011
Municipal Bonds & Notes
Arizona	0	3,164	0	3,164
California	0	296	0	296
U.S. Government Agencies	0	5,074,639	0	5,074,639
U.S. Treasury Obligations	0	550,380	0	550,380
Non-Agency Mortgage-Backed Securities	0	779,100	125,873	904,973
Asset-Backed Securities
Automobile ABS Other	2,700	408,479	0	411,179
Automobile Sequential	0	552,236	0	552,236
CMBS Other	0	116,107	0	116,107
Finance Consumer Loans	0	1,104	0	1,104
Home Equity Other	0	380,556	0	380,556
Home Equity Sequential	0	2,225	0	2,225
Manufacturing House Sequential	0	2,237	0	2,237
Whole Loan Collateral	0	129,636	0	129,636
Other ABS	0	1,842,578	121,913	1,964,491
Sovereign Issues	0	885,262	12,534	897,796
Short-Term Instruments
Mutual Funds	0	23,652	0	23,652
Repurchase Agreements	0	3,317,700	0	3,317,700
Egypt Treasury Bills	0	51	0	51
Nigeria Treasury Bills	0	18,686	0	18,686
South Africa Treasury Bills	0	18,378	0	18,378
U.S. Treasury Bills	0	18,601	0	18,601

Total Investments	$2,700	$18,102,222	$409,443	$18,514,365

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(806,737)	0	(806,737)

$0	$(806,737)	$0	$(806,737)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,072	32,118	0	34,190
Over the counter	0	43,481	6	43,487

$2,072	$75,599	$6	$77,677
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,163)	(4,332)	0	(5,495)
Over the counter	0	(25,422)	0	(25,422)

$(1,163)	$(29,754)	$0	$(30,917)

Total Financial Derivative Instruments	$909	$45,845	$6	$46,760

Totals	$3,609	$17,341,330	$409,449	$17,754,388

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$86,836	$38,905	$(14,769)	$171	$364	$(901)	$0	$0	$110,606	$0
Corporate Bonds & Notes
Banking & Finance	36,690	11,878	(11,629)	0	0	(1,034)	0	0	35,905	0
Industrials	4,518	1,000	(3,485)	0	0	579	0	0	2,612	0
Non-Agency Mortgage-Backed Securities	2,201	117,932	0	1	0	5,739	0	0	125,873	0
Asset-Backed Securities(3)
Home Equity Other	7,336	0	(7,300)	0	0	(36)	0	0	0	0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Other ABS	27,707	118,509	(23,629)	21	0	(695)	0	0	121,913	0
Sovereign Issues	0	12,440	0	0	0	94	0	0	12,534	0
Short-Term Instruments
Short-Term Notes	2,602	0	(2,600)	0	0	(2)	0	0	0	0

	$167,890	$300,664	$(63,412)	$193	$364	$3,744	$0	$0	$409,443	$0
Financial Derivative Instruments- Assets
Over the counter	$21	$0	$(15)	$0	$0	$0	$0	$0	$6	$0

Totals	$167,911	$300,664	$(63,427)	$193	$364	$3,744	$0	$0	$409,449	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$71,565	Discounted Cash Flow			Discount Rate			4.270 - 12.687	7.205
		31,933	Recent Transaction			Purchase Price			96.000 - 100.000	99.435
		7,108	Third Party Vendor			Broker Quote			76.000 - 100.250	99.440
Corporate Bonds & Notes
Banking & Finance		26,056	Discounted Cash Flow			Discount Rate			4.775 - 6.961	6.028
		9,849	Proxy pricing			Base Price			100.000	—
Industrials		2,612	Discounted Cash Flow			Discount Rate			4.890 - 5.080	4.965
Non-Agency Mortgage-Backed Securities		6,760	Discounted Cash Flow			Discount Rate			5.342 - 6.273	5.637
		6,306	Proxy pricing			Base Price			98.879	—
		112,807	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Other ABS		6,830	Discounted Cash Flow			Discount Rate			5.328 – 20.000	7.736
		108,781	Proxy pricing			Base Price			89.281 – 16,363.460	98.345
Sovereign Issues		12,534	Proxy pricing			Base Price			100.000	—
Financial Derivative Instruments- Assets
Over the counter		6	Indicative Market Quotation			Broker Quote			0.192	—

Total		$409,449

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Non-Agency Mortgage-Backed Securities to Asset-Backed Securities since prior fiscal year end.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 80.9%
ALABAMA 2.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$400	$432
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,059
5.000% due 10/01/2055	600	633
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	500	529
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	1,490	1,553
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026 5.000% due 07/01/2033	1,100	1,151
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	500	534
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	795	758
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	420
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	1,400	1,431
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,006
5.250% due 03/01/2055	1,500	1,542
5.250% due 11/01/2055	300	324
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025 5.000% due 11/01/2035	700	732

		12,104

ALASKA 0.0%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	253

ARIZONA 1.1%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 2.700% due 02/01/2048	3,000	3,000
Arizona Industrial Development Authority Revenue Bonds, Series 2025 5.125% due 01/01/2059	480	444
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	500	506
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	1,000	1,013
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	1,000	1,085

		6,048

ARKANSAS 1.9%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	541
Arkansas Development Finance Authority Revenue Bonds, Series 2025 3.875% due 10/15/2065	4,000	3,983
Arkansas Development Finance Authority Revenue Bonds, Series 2026 4.250% due 09/01/2046	6,000	5,965
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	469

		10,958

CALIFORNIA 4.3%
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2046	345	348
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	1,000	978
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	423
5.250% due 01/01/2054	250	264
5.250% due 11/01/2054	700	739
5.500% due 10/01/2054	200	218

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	800	844
5.000% due 01/01/2055	260	266
5.000% due 02/01/2055	1,100	1,183
5.000% due 11/01/2055	1,205	1,230
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	900	909
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	74
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	100	100
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	237
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,040
California Municipal Finance Authority Revenue Bonds, Series 2025 3.998% due 11/20/2040	996	955
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	600
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	397
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	253
Central Valley Energy Authority, California Revenue Notes, Series 2026 5.000% due 08/01/2034	600	632
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	495	439
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (c)	200	131
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	300	238
3.850% due 06/01/2050	430	393
4.214% due 06/01/2050	200	152
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	4,245	4,161
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	500	444
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025 5.000% due 09/01/2060	300	312
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034	1,630	1,818
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	150
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,066
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	500	545
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	153
University of California Revenue Bonds, Series 2026 5.000% due 11/15/2044	2,390	2,610

		24,302

COLORADO 2.9%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024 5.750% due 12/01/2054	500	493
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.600% due 03/01/2055	3,240	3,240
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025 5.250% due 12/01/2050	500	525
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	500	440
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	500	547
Colorado Health Facilities Authority Revenue Notes, Series 2025 5.000% due 09/01/2035	4,000	4,404
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	500	511
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	1,000	939
Colorado State Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2049	3,000	3,119
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025 5.125% due 12/01/2050	1,000	989
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	459

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,022

		16,688

CONNECTICUT 1.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 2.550% due 07/01/2049	3,500	3,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016 2.550% due 07/01/2042	5,625	5,625
Norwalk, Connecticut Housing Authority Bonds,Series 2024 4.400% due 09/01/2042	1,000	985

		10,110

DISTRICT OF COLUMBIA 1.5%
District of Columbia General Obligation Bonds, Series 2026
5.000% due 06/01/2045	3,000	3,218
5.000% due 06/01/2046	1,000	1,065
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2037	500	545
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024 5.000% due 07/15/2056	1,000	1,016
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025 5.250% due 07/15/2050	2,500	2,626

		8,470

FLORIDA 4.6%
Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025 5.300% due 05/01/2045	1,215	1,209
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,000	1,015
Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025 5.250% due 06/15/2045	670	674
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	493
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	375	381
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	1,900	1,849
5.250% due 07/01/2047	1,650	1,621
5.250% due 07/01/2053	700	680
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	2,000	2,042
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019 4.000% due 10/01/2035	1,650	1,656
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	410
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	547
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	3,000	3,056
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026 5.000% due 04/01/2065	1,000	1,105
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.000% due 10/01/2050	1,000	1,023
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	410	410
New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025 5.200% due 06/15/2045	500	497
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	1,200	1,234
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	865
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	3,000	2,957
Sugarloaf Community Development District, Florida Special Assessment Bonds, Series 2026
5.375% due 12/15/2046	575	571
5.625% due 12/15/2055	750	726
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	500	488
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	250	252
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	200	200

		25,961

GEORGIA 2.7%
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	500	534
Main Street Energy Inc, Georgia Revenue Notes, Series 2025 5.000% due 12/01/2033	1,200	1,258

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	300	320
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	3,400	3,572
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	9,000	8,997
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	509

		15,190

IDAHO 0.4%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2040	2,000	2,175
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	180	172

		2,347

ILLINOIS 3.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	1,300	1,255
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 5.000% due 12/01/2040	2,100	2,030
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,657
5.000% due 01/01/2048	500	511
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	500	518
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2040	300	324
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	600	604
Illinois Finance Authority Revenue Bonds, Series 2014 4.000% due 08/01/2038	500	477
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	500	507
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,600	1,629
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2043	500	530
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,096
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	1,000
4.000% due 06/01/2037	300	292
Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2044	2,000	2,093
5.250% due 05/01/2045	1,000	1,038
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	1,400	1,460
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,250	1,294
Illinois State Toll Highway Authority Revenue Bonds, Series 2021 5.000% due 01/01/2046	1,955	2,018
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,020

		22,353

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	550	545
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,750	1,796
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	500	545
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	381
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.750% due 03/01/2043	300	316
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	400	383
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	1,042

		5,210

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	533

KENTUCKY 1.7%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	600	655
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	500	500
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	300	318
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	5,000	5,267
Kentucky State Property & Building Commission Revenue Bonds,Series 2024 4.375% due 09/01/2040	645	672
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	749
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025 5.000% due 05/15/2050	400	414
University of Kentucky Revenue Bonds, Series 2025 5.250% due 04/01/2050	1,000	1,041

		9,616

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022 5.000% due 08/15/2026	475	479
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 4.750% due 07/01/2065	3,500	3,309
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	267
New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024 5.000% due 01/01/2033	2,000	2,173

		6,228

MARYLAND 0.7%
Baltimore County, Maryland General Obligation Bonds , Series 2026 5.000% due 03/01/2038	1,600	1,818
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025 5.000% due 07/01/2043	1,000	1,069
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2042	870	934

		3,821

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2051	2,500	2,577
Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 08/01/2054	850	874
5.000% due 12/01/2054	500	514
Commonwealth of Massachusetts General Obligation Bonds, Series 2025 5.000% due 08/01/2048	1,000	1,048
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022 5.000% due 06/01/2050	1,500	1,540
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	1,000	1,034
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 2.350% due 07/01/2052	1,000	1,000
University of Massachusetts Building Authority Revenue Bonds, Series 2017 5.000% due 11/01/2036	500	513

		9,100

MICHIGAN 2.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	249	192
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	337
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	345	360
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	750	774
Karegnondi Water Authority, Michigan Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2041	1,000	1,088
Michigan Finance Authority Revenue Bonds, Series 2017 4.000% due 12/01/2036	1,775	1,752

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	1,500	1,318
4.000% due 12/01/2048	1,000	872
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	2,500	241
5.000% due 06/01/2040	750	772
Michigan Finance Authority Revenue Bonds, Series 2024 5.500% due 02/28/2057	500	509
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	1,500	1,661
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2044	600	649
5.500% due 06/01/2050	650	691
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	750	819

		12,035

MINNESOTA 1.8%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	500	500
Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	500	511
5.000% due 11/15/2049	870	844
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	470	526
Minnesota State General Obligation Bonds, Series 2024 5.000% due 08/01/2037	6,200	6,946
Rochester, Minnesota Revenue Bonds, Series 2022 4.000% due 11/15/2039	500	506
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	500	504

		10,337

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2037	300	324

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	500	476
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025 5.000% due 11/15/2044	400	420
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2054	2,000	1,968
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	300	334

		3,198

MULTI-STATE 2.5%
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024 4.375% due 04/01/2043	2,000	1,956
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	399	409
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.534% due 11/25/2042	2,484	2,541
4.869% due 01/25/2043	3,383	3,524
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	675	671
4.144% due 01/25/2040	389	386
4.555% due 08/25/2040	983	989
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.291% due 04/25/2042 ~	993	1,041
4.326% due 08/25/2041 ~	2,182	2,239
4.686% due 10/25/2040	690	700

		14,456

NEBRASKA 0.0%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	250	254

NEVADA 0.6%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022 4.000% due 06/01/2047	3,000	2,796
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	300	296
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	500	78

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	500	507

		3,677

NEW HAMPSHIRE 1.2%
New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024 4.150% due 10/20/2040	598	592
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	484	463
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	1,391	1,337
3.922% due 01/20/2041 ~	1,486	1,440
4.946% due 02/20/2041	1,396	1,430
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	1,000	1,013
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	580	650

		6,925

NEW JERSEY 0.8%
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048	250	251
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	995	1,007
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	400	447
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,041
Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025 4.125% due 07/01/2033	900	909
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	700	682

		4,337

NEW MEXICO 0.1%
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	500	512
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	327

		839

NEW YORK 11.6%
Build NYC Resource Corp. New York Revenue Bonds, Series 2024 4.000% due 09/01/2041	1,725	1,640
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	269
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	500	517
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	250	250
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.650% due 06/15/2044	700	700
2.850% due 06/15/2033	6,840	6,840
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2048	200	211
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,059
5.250% due 06/15/2054	500	521
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	536
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
5.000% due 05/01/2051	1,295	1,332
5.000% due 11/01/2053	900	922
5.250% due 11/01/2045	5,000	5,387
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2045	1,500	1,588
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2043	1,500	1,603
5.000% due 05/01/2044	1,300	1,379
5.250% due 05/01/2048	8,000	8,415
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	1,135	1,159
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,650	1,650
5.150% due 11/15/2034	235	235
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2038	1,000	1,117
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	511

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 03/15/2041	500	530
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	750	739
5.000% due 03/15/2049	3,675	3,811
5.000% due 03/15/2055	500	512
New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 03/15/2051	5,000	5,145
New York State Dormitory Authority Revenue Bonds, Series 2026 5.000% due 03/15/2053	1,400	1,436
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	1,500	1,534
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	875	908
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2044	500	524
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	1,600	1,586
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	1,950	2,004
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	400	410
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	526
6.000% due 04/01/2035	250	274
New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2040	300	335
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	250	253
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	550	559
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025 5.250% due 12/01/2043	1,325	1,471
Port Authority of New York & New Jersey Revenue Notes, Series 2024 5.000% due 09/01/2034	500	556
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	980	984
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	1,500	127
4.000% due 06/01/2050	300	246
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	483
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	500	522
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025 5.000% due 12/01/2045	1,700	1,802

		66,118

NORTH CAROLINA 0.4%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	986	947
North Carolina State Revenue Bonds, Series 2021 4.000% due 03/01/2035	1,000	1,030

		1,977

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	553

OHIO 3.2%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	500	508
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025 5.000% due 11/01/2041	1,000	1,060
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	5,000	366
4.000% due 06/01/2038	1,000	995
4.000% due 06/01/2048	1,100	922
5.000% due 06/01/2055	5,650	4,562
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	1,600	1,742
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	500	447
Hamilton County, Ohio Revenue Bonds, Series 2021 2.800% due 08/15/2051	1,820	1,820
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	363
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	504
Ohio Air Quality Development Authority Revenue Bonds, Series 2026 4.350% due 06/30/2040	550	541

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025 5.000% due 02/01/2037	700	774
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	2,210	2,421
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.150% due 09/01/2040	300	298
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2048	750	783

		18,106

OKLAHOMA 0.1%
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	600	631

OREGON 0.4%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	1,000	1,043
Oregon State General Obligation Bonds, Series 2022 2.700% due 06/01/2045	1,100	1,100

		2,143

PENNSYLVANIA 2.9%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024 5.000% due 12/01/2043	700	742
Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006 4.750% due 01/01/2035	965	1,002
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	200	176
5.000% due 07/01/2040	3,000	3,065
5.000% due 07/01/2041	1,225	1,249
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	250	240
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.520% (MUNIPSA) due 08/15/2038 ~(e)	940	928
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 2.700% due 08/15/2054	2,500	2,500
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	300	300
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	251
5.000% due 12/31/2038	500	501
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	535
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
2.875% due 06/01/2049	700	700
5.000% due 03/15/2060	1,000	1,088
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024 5.250% due 11/01/2040	1,500	1,610
Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.900% due 06/01/2041	1,000	1,006
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	195	211
6.250% due 10/01/2054	195	213

		16,317

PUERTO RICO 2.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2005 0.000% due 05/15/2050 (b)	2,000	400
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	222	149
0.000% due 11/01/2051	1,823	1,265
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	292	287
Puerto Rico Electric Power Authority Revenue Bonds, (FGIC Insured), Series 2007 5.250% due 07/01/2034 ^(a)	1,000	996
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	16,700	5,881
0.000% due 07/01/2051 (b)	5,400	1,384
5.000% due 07/01/2058	1,750	1,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	600	592
4.550% due 07/01/2040	250	249

		12,869

RHODE ISLAND 0.2%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	750

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 06/01/2050	200	196

		946

SOUTH CAROLINA 1.0%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	635
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	200	214
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.500% due 10/01/2045	750	760
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	1,300	1,366
5.500% due 12/01/2054	1,050	1,110
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,300	1,308

		5,393

SOUTH DAKOTA 0.1%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	500	495

TENNESSEE 0.5%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025 5.000% due 11/15/2048	900	973
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,010
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	995	1,089

		3,072

TEXAS 11.4%
Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	100	103
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 06/15/2054	450	391
4.125% due 08/15/2054	500	434
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,500	1,442
Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024 4.500% due 03/01/2043	500	495
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024 5.000% due 11/15/2049	3,000	3,112
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	300	276
City of Denton, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2036	2,675	2,984
City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025 5.000% due 08/15/2055	1,100	1,119
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.375% due 02/15/2042	700	697
Crandall, Texas Special Assessment Bonds, Series 2025 5.250% due 09/15/2045	1,000	997
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2042	1,500	1,613
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2024 4.350% due 10/01/2041	500	489
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	1,000	1,088
Dallas Metrocare Services, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2050	2,350	2,434
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	1,500	1,528
Denton, Texas Essential Investments Public Facility Corp. 6.697% due 01/01/2059 «	1,995	1,944
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	500	491
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	500	457
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,086	2,071
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	517
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	1,310	1,175
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	500	529
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2042	1,000	1,069
Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2038	100	107

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2035	1,500	1,594
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	500	455
Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	517
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	1,000	1,018
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	5,000	5,115
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	500	505
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	645	703
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,000	2,011
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	243
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 5.250% due 05/15/2054	1,000	1,033
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	500	513
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	1,000	999
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
2.875% due 05/01/2046	400	400
3.000% due 05/01/2050	1,500	1,500
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	183
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.125% due 08/15/2045	700	733
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,008
North Texas Tollway Authority Revenue Bonds, Series 2025 5.000% due 01/01/2039	1,000	1,109
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2050	3,000	3,101
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	1,030	1,137
San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds,Series 2024 4.550% due 03/01/2043	650	647
Tarrant County Housing Finance Corp. Texas Revenue Bonds,Series 2024 4.600% due 03/01/2043	1,000	1,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 2.550% due 08/01/2050	3,000	3,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2049	500	513
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	995	1,107
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	250	242
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2043	1,700	1,836
Texas Transportation Finance Corp. Revenue Bonds, Series 2025 5.000% due 10/01/2050	2,000	2,065
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	603
5.000% due 10/15/2057	250	255
Texas Water Development Board Revenue Bonds, Series 2023 4.875% due 10/15/2048	500	510
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	1,500	1,380

		64,597

UTAH 0.4%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.000% due 06/01/2040	1,200	1,307
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	329
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	595	675

		2,311

VIRGINIA 0.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	255	246
Virginia Commonwealth Transportation Board Revenue Notes, Series 2026 5.000% due 05/15/2034	1,500	1,712

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2041	500	534

		2,492

WASHINGTON 1.1%
King County, Washington Sewer Revenue Bonds, Series 2025 2.600% due 01/01/2065	2,000	2,000
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	560	619
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2040	1,000	1,047
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/01/2050	593	572
Washington State Housing Finance Commission Revenue Bonds, Series 2025 4.079% due 11/20/2041	1,591	1,508
Washington State Housing Finance Commission Revenue Bonds,Series 2024 4.400% due 03/01/2043	500	489

		6,235

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	1,250	1,359
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	300	317
West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024 5.000% due 08/01/2027	175	179

		1,855

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	258
4.000% due 03/31/2056	250	200
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	350
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.750% due 07/01/2054	400	409
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	317
5.250% due 06/15/2050	250	249
5.750% due 12/31/2065	1,850	1,890
Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025 5.250% due 07/01/2055	2,500	2,528
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	697
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025 6.250% due 11/15/2055	900	885

		7,783

Total Municipal Bonds & Notes (Cost $457,225)		459,567

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 2.802% due 04/25/2043 ~	195	168

Total U.S. Government Agencies (Cost $158)		168

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Notes
3.375% due 02/29/2028	13,500	13,395
3.500% due 02/28/2031	11,300	11,081
4.125% due 03/31/2031	900	907
4.250% due 02/28/2031	5,300	5,369
4.625% due 04/30/2031	6,900	7,106

Total U.S. Treasury Obligations (Cost $37,873)		37,858

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
City of Dallas Housing Finance Corp. 4.625% due 10/01/2043	400	402
Indiana Housing & Community Development Authority 4.600% due 01/01/2042	300	300
Multifamily Tax-Exempt Mortgage-Backed Bonds 4.500% due 08/01/2041	989	1,001

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

San Antonio Housing Trust Public Facility Corp. 4.450% due 04/01/2043	500	493

Total Non-Agency Mortgage-Backed Securities (Cost $2,189)		2,196

	SHARES
SHORT-TERM INSTRUMENTS 11.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(d)	240,119	240

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 10.9%		61,800

MUNICIPAL BONDS & NOTES 0.1%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	$800	802

Total Municipal Bonds & Notes (Cost $801)		802

Total Short-Term Instruments (Cost $62,841)		62,842

Total Investments in Securities (Cost $560,286)		562,631

Total Investments 99.1% (Cost $560,286)		$562,631
Other Assets and Liabilities, net 0.9%		5,184

Net Assets 100.0%		$567,815

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						Coupon represents a 7-Day Yield.
	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.520%			08/15/2038	09/14/2021	$950	$928	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	3.720%	03/31/2026	04/01/2026	$61,800	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	$(63,335)	$61,800	$61,806

Total Repurchase Agreements						$(63,335)	$61,800	$61,806

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$12,104	$0	$12,104
	Alaska			0	253	0	253
	Arizona			0	6,048	0	6,048
	Arkansas			0	10,958	0	10,958
	California			0	24,302	0	24,302
	Colorado			0	16,688	0	16,688
	Connecticut			0	10,110	0	10,110
	District of Columbia			0	8,470	0	8,470
	Florida			0	25,961	0	25,961
	Georgia			0	15,190	0	15,190
	Idaho			0	2,347	0	2,347
	Illinois			0	22,353	0	22,353
	Indiana			0	5,210	0	5,210
	Iowa			0	533	0	533
	Kentucky			0	9,616	0	9,616
	Louisiana			0	6,228	0	6,228
	Maryland			0	3,821	0	3,821
	Massachusetts			0	9,100	0	9,100
	Michigan			0	12,035	0	12,035
	Minnesota			0	10,337	0	10,337
	Mississippi			0	324	0	324
	Missouri			0	3,198	0	3,198
	Multi-State			0	14,456	0	14,456
	Nebraska			0	254	0	254
	Nevada			0	3,677	0	3,677
	New Hampshire			0	6,925	0	6,925
	New Jersey			0	4,337	0	4,337
	New Mexico			0	839	0	839

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

New York	0	66,118	0	66,118
North Carolina	0	1,977	0	1,977
North Dakota	0	553	0	553
Ohio	0	18,106	0	18,106
Oklahoma	0	631	0	631
Oregon	0	2,143	0	2,143
Pennsylvania	0	16,317	0	16,317
Puerto Rico	0	12,869	0	12,869
Rhode Island	0	946	0	946
South Carolina	0	5,393	0	5,393
South Dakota	0	495	0	495
Tennessee	0	3,072	0	3,072
Texas	0	62,653	1,944	64,597
Utah	0	2,311	0	2,311
Virginia	0	2,492	0	2,492
Washington	0	6,235	0	6,235
West Virginia	0	1,855	0	1,855
Wisconsin	0	7,783	0	7,783
U.S. Government Agencies	0	168	0	168
U.S. Treasury Obligations	0	37,858	0	37,858
Non-Agency Mortgage-Backed Securities	0	2,196	0	2,196
Short-Term Instruments
Mutual Funds	0	240	0	240
Repurchase Agreements	0	61,800	0	61,800
Municipal Bonds & Notes	0	802	0	802

Total Investments	$0	$560,687	$1,944	$562,631

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
CORPORATE BONDS & NOTES 63.5%
BANKING & FINANCE 40.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.950% due 03/10/2055 •		$600	$614
African Development Bank 5.875% due 05/07/2035 •(c)(d)		500	486
Allstate Corp.
6.500% due 05/15/2067 •		400	409
6.852% (TSFR3M + 3.200%) due 08/15/2053 ~		1,146	1,146
American National Group, Inc. 7.000% due 12/01/2055 •		1,000	949
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(c)(d)		1,000	1,027
9.375% due 03/19/2029 •(c)(d)		361	390
Banco Mercantil del Norte SA 7.625% due 01/10/2028 •(c)(d)		1,500	1,504
Banco Santander SA
9.625% due 11/21/2028 •(c)(d)		800	862
9.625% due 05/21/2033 •(c)(d)		1,800	2,079
Bank of Montreal
6.875% due 11/26/2085 •(d)		500	505
7.700% due 05/26/2084 •(d)		1,400	1,439
Bank of Nova Scotia
6.875% due 10/27/2085 •(d)		500	491
7.350% due 04/27/2085 •(d)		1,500	1,516
8.000% due 01/27/2084 •(d)		1,100	1,153
8.625% due 10/27/2082 •(d)		500	520
Barclays PLC
8.000% due 03/15/2029 •(c)(d)		2,400	2,485
9.625% due 12/15/2029 •(c)(d)		1,000	1,091
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(d)		500	518
8.125% due 01/08/2039 •(d)		1,800	1,897
BNP Paribas SA
7.000% due 08/16/2028 •(c)(d)		500	507
7.375% due 09/10/2034 •(c)(d)		400	401
8.000% due 08/22/2031 •(c)(d)		1,000	1,042
9.250% due 11/17/2027 •(c)(d)		1,869	1,956
BPCE SA 6.347% due 01/13/2047 •		500	479
Burford Capital Global Finance LLC 9.250% due 07/01/2031		695	628
Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(d)		2,300	2,296
7.000% due 10/28/2085 •(d)		900	910
Commerzbank AG 7.500% due 10/09/2030 •(c)(d)		1,800	1,828
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(c)(d)	EUR	800	915
Corebridge Financial, Inc. 6.375% due 09/15/2054 •		$1,200	1,180
Credit Agricole SA
6.700% due 09/23/2034 •(c)(d)		200	197
7.125% due 09/23/2035 •(c)(d)		1,500	1,515
Credit Suisse AG AT1 Claim		800	280
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(c)		800	805
Deutsche Bank AG
6.750% due 10/30/2028 •(c)(d)	EUR	400	469
6.750% due 10/30/2034 •(c)(d)		800	913
DNB Bank ASA 7.375% due 05/30/2029 •(c)(d)		$1,600	1,637
Equitable Holdings, Inc. 6.700% due 03/28/2055 •		1,000	1,012
Global Atlantic Fin Co.
7.250% due 03/01/2056 •		500	472
7.950% due 10/15/2054 •		550	530
HSBC Holdings PLC
6.000% due 05/22/2027 •(c)(d)		500	498
6.500% due 03/23/2028 •(c)(d)		1,200	1,200
6.750% due 03/24/2031 •(c)(d)		500	495

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.875% due 09/11/2029 •(c)(d)		200	202
7.050% due 06/05/2030 •(c)(d)		1,000	1,008
ING Groep NV
7.000% due 11/16/2032 •(c)(d)		1,500	1,498
8.000% due 05/16/2030 •(c)(d)		1,400	1,476
Intesa Sanpaolo SpA
7.778% due 06/20/2054 •		300	342
8.248% due 11/21/2033 •		300	346
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •		1,700	1,661
Lloyds Banking Group PLC
6.625% due 09/27/2035 •(c)(d)		400	382
6.750% due 09/27/2031 •(c)(d)		900	895
7.875% due 06/27/2029 •(c)(d)	GBP	200	271
8.000% due 09/27/2029 •(c)(d)		$1,533	1,611
MetLife, Inc.
5.850% due 03/15/2056 •		300	295
6.350% due 03/15/2055 •		500	508
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(c)(d)		400	428
NatWest Group PLC
4.500% due 03/31/2028 •(c)(d)	GBP	400	505
7.300% due 11/19/2034 •(c)(d)		$800	813
8.125% due 11/10/2033 •(c)(d)		2,200	2,383
Nippon Life Insurance Co.
5.950% due 04/16/2054 •		200	200
6.250% due 09/13/2053 •		1,000	1,022
6.500% due 04/30/2055 •		1,900	1,964
Nomura Holdings, Inc. 7.000% due 07/15/2030 •(c)(d)		800	806
Nordea Bank Abp 6.300% due 09/25/2031 •(c)(d)		200	199
Prudential Financial, Inc.
5.125% due 03/01/2052 •		1,200	1,149
6.000% due 09/01/2052 •		1,518	1,522
6.500% due 03/15/2054 •		900	922
Reinsurance Group of America, Inc. 6.650% due 09/15/2055 •		900	899
Royal Bank of Canada
6.750% due 08/24/2085 •(d)		500	502
7.500% due 05/02/2084 •(d)		3,400	3,485
Societe Generale SA
5.375% due 11/18/2030 •(c)(d)		500	469
6.750% due 04/06/2028 •(c)(d)		500	498
7.125% due 07/15/2035 •(c)(d)		300	289
9.375% due 11/22/2027 •(c)(d)		884	925
10.000% due 11/14/2028 •(c)(d)		600	648
Standard Chartered PLC
7.000% due 11/14/2035 •(c)(d)		500	491
7.875% due 03/08/2030 •(c)(d)		800	832
Svenska Handelsbanken AB
4.375% due 03/01/2027 •(c)(d)		1,000	984
4.750% due 03/01/2031 •(c)(d)		1,000	929
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		500	507
Toronto-Dominion Bank
7.250% due 07/31/2084 •(d)		300	306
8.125% due 10/31/2082 •(d)		1,728	1,784
UBS Group AG
6.625% due 01/08/2031 •(c)(d)		300	292
6.850% due 09/10/2029 •(c)(d)		800	793
7.750% due 04/12/2031 •(c)(d)		1,000	1,033
9.250% due 11/13/2028 •(c)(d)		500	533
9.250% due 11/13/2033 •(c)(d)		1,100	1,239

			83,092

INDUSTRIALS 4.2%
CVS Health Corp. 7.000% due 03/10/2055 •		400	413
Enbridge, Inc.
5.750% due 07/15/2080 •		2,815	2,811
6.250% due 03/01/2078 •		500	501
7.625% due 01/15/2083 •		1,100	1,188
8.250% due 01/15/2084 •		700	741
Energy Transfer LP 6.500% due 02/15/2056 •		400	395
Enterprise Products Operating LLC 6.900% (TSFR3M + 3.248%) due 08/16/2077 ~		489	489
Plains All American Pipeline LP 8.024% (TSFR3M + 4.372%) due 04/30/2026 ~(c)		498	497
Southern Co.
6.000% due 04/01/2058 •		1,000	1,005

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

6.375% due 03/15/2055 •	500	515

		8,555

UTILITIES 18.5%
AES Corp. 6.950% due 07/15/2055 •	1,200	1,121
American Electric Power Co., Inc.
3.875% due 02/15/2062 •	400	392
6.050% due 03/15/2056 •	700	694
6.950% due 12/15/2054 •	700	743
BP Capital Markets PLC
6.125% due 03/18/2035 •(c)	600	605
6.450% due 12/01/2033 •(c)	2,300	2,393
British Telecommunications PLC 4.875% due 11/23/2081 •	400	383
CenterPoint Energy, Inc.
6.850% due 02/15/2055 •	900	946
7.000% due 02/15/2055 •	250	258
CMS Energy Corp.
3.750% due 12/01/2050 •	1,300	1,187
6.500% due 06/01/2055 •	900	917
Dominion Energy, Inc.
6.200% due 02/15/2056 •	1,300	1,289
6.625% due 05/15/2055 •	1,200	1,219
7.000% due 06/01/2054 •	500	529
Duke Energy Corp. 6.450% due 09/01/2054 •	900	932
Edison International 8.125% due 06/15/2053 •(g)	300	306
Electricite de France SA 9.125% due 03/15/2033 •(c)	1,715	1,987
Emera U.S. Finance LLC
6.650% due 10/01/2056 •	200	200
6.850% due 10/01/2056 •	100	100
Entergy Corp. 6.100% due 06/15/2056 •	300	296
EUSHI Finance, Inc. 6.250% due 04/01/2056 •	1,100	1,080
Evergy, Inc. 6.650% due 06/01/2055 •	810	816
Eversource Energy 6.350% due 08/15/2056 •	300	296
Exelon Corp. 6.500% due 03/15/2055 •	600	612
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/2055 •	200	204
6.700% due 09/01/2054 •	1,200	1,226
6.750% due 06/15/2054 •	1,800	1,864
NiSource, Inc. 6.375% due 03/31/2055 •	800	821
PacifiCorp 7.125% due 08/15/2056 •	600	567
PG&E Corp. 6.850% due 09/15/2056 •	700	692
Puget Energy, Inc. 7.000% due 09/15/2056 •	300	298
Sempra
6.400% due 10/01/2054 •	700	698
6.625% due 04/01/2055 •	1,250	1,254
6.875% due 10/01/2054 •	1,850	1,871
Sierra Pacific Power Co.
6.200% due 12/15/2055 •	700	681
6.375% due 09/15/2056 •	700	695
Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,587
5.600% due 03/07/2082 •	1,736	1,703
TXNM Energy, Inc. 7.000% due 07/31/2056 •	400	399
Vodafone Group PLC
5.125% due 06/04/2081 •	1,300	1,011
7.000% due 04/04/2079 •	1,600	1,647

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Xcel Energy, Inc. 5.750% due 12/03/2056 •	1,100	1,074

		37,593

Total Corporate Bonds & Notes (Cost $126,985)		129,240

	SHARES
PREFERRED SECURITIES 31.8%
BANKING & FINANCE 29.5%
Ally Financial, Inc. 4.700% due 05/15/2028 •(c)	716,000	663
American Express Co. 3.550% due 09/15/2026 •(c)	1,400,000	1,384
Banco Santander SA 8.000% due 02/01/2034 •(c)(d)	600,000	633
Bank of America Corp.
4.375% due 01/27/2027 •(c)	833,000	821
5.875% due 03/15/2028 •(c)	3,418,000	3,428
6.125% due 04/27/2027 •(c)	500,000	502
6.250% due 07/26/2030 •(c)	600,000	602
6.625% due 05/01/2030 •(c)	2,300,000	2,358
Bank of New York Mellon Corp. 5.950% due 12/20/2030 •(c)	900,000	904
Capital One Financial Corp. 3.950% due 09/01/2026 •(c)	1,600,000	1,576
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)	1,636,000	1,515
5.000% due 12/01/2027 •(c)	400,000	394
Citigroup, Inc.
6.625% due 02/15/2031 •(c)	2,200,000	2,201
6.875% due 12/31/2099	500,000	504
6.950% due 02/15/2030 •(c)	3,200,000	3,226
7.000% due 08/15/2034 •(c)	1,700,000	1,750
Citizens Financial Group, Inc. 6.914% (TSFR3M + 3.265%) due 07/06/2026 ~(c)	200,000	198
CoBank ACB
6.450% due 10/01/2027 •(c)	400,000	403
7.125% due 01/01/2030 •(c)	75,000	77
Compeer Financial ACA 7.875% due 02/15/2031 •(c)	1,500,000	1,537
Corebridge Financial, Inc. 6.875% due 12/01/2030 •(c)	1,200,000	1,221
Dresdner Funding Trust I 8.151% due 06/30/2031	600,000	643
Farm Credit Bank of Texas
7.000% due 09/15/2030 •(c)	600,000	617
7.750% due 06/15/2029 •(c)	500,000	523
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(c)	1,000,000	991
4.572% due 04/30/2026 •(c)	23,700	452
6.125% due 11/10/2034 •(c)(g)	1,200,000	1,190
6.850% due 02/10/2030 •(c)	900,000	917
7.500% due 05/10/2029 •(c)	2,000,000	2,084
Huntington Bancshares, Inc.
5.625% due 07/15/2030 •(c)	500,000	505
6.250% due 10/15/2030 •(c)	1,500,000	1,476
JPMorgan Chase & Co.
4.625% due 06/01/2026 (c)	40,500	774
6.500% due 04/01/2030 •(c)	3,600,000	3,696
6.875% due 06/01/2029 •(c)	900,000	937
MetLife Capital Trust IV 7.875% due 12/15/2067	2,100,000	2,272
MetLife, Inc.
4.750% due 06/15/2026 (c)	25,100	461
5.875% due 03/15/2028 •(c)	700,000	697
Morgan Stanley
4.875% due 07/15/2026 (c)	24,700	488
6.625% due 10/15/2029 (c)	36,000	909
7.096% (TSFR3M + 3.422%) due 06/15/2026 ~(c)	400,000	404
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(c)	300,000	296
6.000% due 05/15/2027 •(c)	1,200,000	1,197
6.200% due 09/15/2027 •(c)	200,000	201
State Street Corp.
6.700% due 03/15/2029 •(c)	1,900,000	1,936
6.700% due 09/15/2029 •(c)	700,000	721
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(c)	19,200	484
Truist Financial Corp. 5.100% due 03/01/2030 •(c)	648,000	649

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Bancorp 5.300% due 04/15/2027 •(c)	688,000	685
Voya Financial, Inc.
5.350% (H15T5Y + 3.210%) due 09/15/2029 ~(c)	20,700	475
7.758% due 09/15/2028 •(c)	925,000	962
Wells Fargo & Co.
4.750% due 06/15/2026 (c)	41,300	785
6.125% due 06/15/2031 •(c)	1,100,000	1,104
6.850% due 09/15/2029 •(c)	3,200,000	3,316
7.625% due 09/15/2028 •(c)	1,133,000	1,193

		59,937

INDUSTRIALS 0.4%
SVB Financial Trust 0.000% due 11/07/2032 (a)	48,000	3
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(c)	900,000	897

		900

UTILITIES 1.9%
AT&T, Inc. 4.750% due 04/30/2026 (c)	30,700	565
Energy Transfer LP
6.625% due 02/15/2028 •(c)	1,146,000	1,143
7.125% due 05/15/2030 •(c)	1,800,000	1,831
SCE Trust VII 7.500% due 11/22/2028 (c)	12,000	295

		3,834

Total Preferred Securities (Cost $63,755)		64,671

SHORT-TERM INSTRUMENTS 2.8%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(e)	988,278	988

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 2.3%		4,700

U.S. TREASURY BILLS 0.0%
3.666% due 05/26/2026 (a)(b)	$31	31

Total Short-Term Instruments (Cost $5,719)		5,719

Total Investments in Securities (Cost $196,459)		199,630

Total Investments 98.1% (Cost $196,459)		$199,630
Financial Derivative Instruments(h)(i)0.1%(Cost or Premiums, net $1,080)		172
Other Assets and Liabilities, net 1.8%		3,723

Net Assets 100.0%		$203,525

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.690%	03/31/2026	04/01/2026	$4,700	U.S. Treasury Notes 2.875% due 05/15/2028	$(4,795)	$4,700	$4,700

Total Repurchase Agreements	$(4,795)	$4,700	$4,700

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.250%	03/27/2026	06/12/2026	$(1,082)	$(1,083)
MEI	2.000	03/25/2026	06/12/2026	(297)	(297)

Total Reverse Repurchase Agreements	$(1,380)

(g)	Securities with an aggregate market value of $1,496 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(446) at a weighted average interest rate of 2.322%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2026	1	$207	$0	$0	$0
U.S. Treasury 10-Year Note June Futures	06/2026	239	26,540	(461)	37	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	24	2,724	(11)	5	0
U.S. Treasury Long-Term Bond June Futures	06/2026	47	5,352	(178)	3	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	127	14,803	(500)	0	(10)

$(1,150)	$45	$(11)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2026	8	$(1,067)	$17	$0	$(4)
Euro-Bund June Futures	06/2026	6	(870)	22	0	(6)

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury 5-Year Note June Futures				06/2026	64	(6,924)	51		0	(9)

							$90		$0	$(19)

Total Futures Contracts							$(1,060)		$45	$(30)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-44 5-Year Index		5.000%	Quarterly	06/20/2030	$99	$7	$(1)	$6	$1	$0
CDX.HY-45 5-Year Index		5.000	Quarterly	12/20/2030	7,227	516	(123)	393	65	0
CDX.HY-46 5-Year Index		5.000	Quarterly	06/20/2031	1,800	70	19	89	16	0

						$593	$(105)	$488	$82	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$1,300	$(3)	$3	$0	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	2,100	(44)	29	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027	3,600	17	(28)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,600	4	(19)	(15)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	800	20	(15)	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	300	17	(11)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	2,400	37	11	48	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	4	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	100	1	(2)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	400	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	395	(148)	247	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	700	(3)	9	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	100	(1)	(10)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	400	55	6	61	2	0

						$487	$(171)	$316	$5	$(14)

Total Swap Agreements						$1,080	$(276)	$804	$87	$(14)

Cash of $2,641 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		04/2026		GBP	52	$70		$1		$0
BPS		04/2026		EUR	56	66		1		0
BRC		04/2026		GBP	783	1,059		23		0
BSH		04/2026			$821	GBP	617	0		(5)

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

	05/2026	GBP	617		$821	5	0
CBK	04/2026		$289	GBP	218	0	0
SOG	04/2026	EUR	2,101		$2,486	58	0
	04/2026		$2,489	EUR	2,157	4	0
	05/2026	EUR	2,156		$2,493	0	(4)

Total Forward Foreign Currency Contracts						$92	$(9)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$83,092	$0	$83,092
Industrials			0		8,555	0	8,555
Utilities			0		37,593	0	37,593
Preferred Securities
Banking & Finance			4,828		55,109	0	59,937
Industrials			0		900	0	900
Utilities			860		2,974	0	3,834
Short-Term Instruments
Mutual Funds			0		988	0	988
Repurchase Agreements			0		4,700	0	4,700
U.S. Treasury Bills			0		31	0	31

Total Investments			$5,688		$193,942	$0	$199,630

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		132	0	132
Over the counter			0		92	0	92

			$0		$224	$0	$224
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(10)		(34)	0	(44)
Over the counter			0		(9)	0	(9)

			$(10)		$(43)	$0	$(53)

Total Financial Derivative Instruments			$(10)		$181	$0	$171

Totals			$5,678		$194,123	$0	$199,801

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 84.2%
ABG Intermediate Holdings 2 LLC
5.918% (TSFR1M + 2.250%) due 12/21/2028 ~	$601	$601
5.918% (TSFR1M + 2.250%) due 02/13/2032 ~	2,949	2,939
Acrisure LLC
6.668% (TSFR1M + 3.000%) due 11/06/2030 ~	999	970
6.918% (TSFR1M + 3.250%) due 06/21/2032 ~	997	968
Action Environmental Group, Inc. 6.685% (TSFR3M + 3.000%) due 10/24/2030 ~	2,362	2,358
Advanced Drainage Systems, Inc. 5.298% (TSFR1M + 1.625%) due 02/28/2033 ~	200	201
AGI-CFI Acquisition Corp. TBD% due 03/25/2033	475	471
AI Aqua Merger Sub, Inc. 6.411% - 6.414% (TSFR3M + 2.750%) due 07/31/2028 ~	3,346	3,342
AL GCX Holdings LLC 5.923% (TSFR1M + 2.250%) due 12/17/2032 ~	450	451
AL NGPL Holdings LLC 5.646% (TSFR3M + 2.000%) due 12/09/2030 ~	835	835
Albion Financing 3 SARL 6.664% (TSFR3M + 3.000%) due 05/21/2031 ~	3,777	3,786
AlixPartners LLP 5.668% (TSFR1M + 2.000%) due 08/12/2032 ~	599	594
Alkermes, Inc. 6.418% (TSFR1M + 2.750%) due 08/12/2031 ~	825	832
Alliant Holdings Intermediate LLC 6.168% (TSFR1M + 2.500%) due 09/19/2031 ~	920	914
Allied Universal Holdco LLC 6.918% (TSFR1M + 3.250%) due 08/20/2032 ~	846	847
AllSpring Buyer LLC 6.750% (TSFR3M + 3.000%) due 11/01/2030 ~	887	889
Altar Bidco, Inc. 6.608% due 02/01/2029 ~	702	699
Altice France SA
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~	986	982
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	2,108	2,116
Amentum Government Services Holdings LLC 5.668% (TSFR1M + 2.000%) due 09/29/2031 ~	1,789	1,791
American Axle & Manufacturing, Inc. 6.912% (TSFR3M + 3.250%) due 02/03/2033 ~	817	815
Amspec Parent LLC 7.200% (TSFR3M + 3.500%) due 12/22/2031 ~	1,736	1,736
AmWINS Group, Inc. 5.668% (TSFR1M + 2.000%) due 01/30/2032 ~	653	649
Amynta Agency Borrower, Inc. 6.168% (TSFR1M + 2.500%) due 12/29/2031 ~	770	760
Anticimex International AB 6.560% due 11/17/2031 ~	1,025	1,028
Applied Systems, Inc. 5.950% (TSFR1M + 2.250%) due 02/24/2031 ~	959	942
Arches Buyer, Inc. 7.018% (TSFR1M + 3.250%) due 12/06/2027 ~	1	1
Aspire Bakeries Holdings LLC 6.668% (TSFR1M + 3.000%) due 12/23/2030 «~	2,772	2,779
Asurion LLC
7.918% (TSFR1M + 4.250%) due 09/19/2030 ~	744	736
8.018% (TSFR1M + 4.250%) due 08/19/2028 ~	155	155
Athenahealth Group, Inc. 6.418% (TSFR1M + 2.750%) due 02/15/2029 ~	5,291	5,202
Auris Luxembourg III SARL 6.948% - 6.951% (TSFR1M + 3.250%) due 02/28/2029 «~	560	561
Avalara, Inc. 6.450% (TSFR3M + 2.750%) due 03/26/2032 ~	745	729
Azuria Water Solutions, Inc.
TBD% due 01/27/2033	816	810
TBD% due 01/27/2033 µ	109	108
B&G Foods, Inc. 7.168% (TSFR1M + 3.500%) due 10/10/2029 ~	2,735	2,569
Barnes Group, Inc. 6.168% (TSFR1M + 2.500%) due 01/27/2032 ~	515	515
Bausch & Lomb Corp. 7.418% (TSFR1M + 3.750%) due 01/15/2031 ~	5,704	5,724
Bayonne Energy Center LLC 6.700% (TSFR3M + 3.000%) due 10/01/2032 ~	2,749	2,761

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

BCP Renaissance Parent LLC 5.950% (TSFR3M + 2.250%) due 10/31/2031 ~	836	834
BCPE Empire Holdings, Inc. 6.918% (TSFR1M + 3.250%) due 12/11/2030 ~	2,050	2,023
Beach Acquisition Bidco LLC 6.950% (TSFR3M + 3.250%) due 09/12/2032 ~	723	726
Belron Finance LLC 5.660% (TSFR3M + 2.000%) due 10/16/2031 ~	2,034	2,036
BioMarin Pharmaceutical, Inc. TBD% due 01/28/2033	975	974
Blackfin Pipeline LLC 6.668% (TSFR1M + 3.000%) due 09/29/2032 ~	998	1,004
Blackhawk Network Holdings, Inc. 7.168% (TSFR1M + 3.500%) due 03/12/2029 ~	426	421
Boxer Parent Co., Inc. 6.673% (TSFR3M + 3.000%) due 07/30/2031 ~	1,300	1,209
Brazos Delaware II LLC 6.176% (TSFR1M + 2.500%) due 02/11/2030 ~	976	980
Broadstreet Partners, Inc. 6.162% - 6.168% (TSFR1M + 2.500%) due 06/13/2031 ~	1,996	1,950
Brown Group Holding LLC TBD% due 07/01/2031	1,247	1,250
Cengage Learning, Inc. 6.671% - 6.676% (TSFR3M + 3.000%) due 03/24/2031 ~	644	633
Century De Buyer LLC 6.667% (TSFR3M + 3.000%) due 10/30/2030 ~	1,185	1,155
Chamberlain Group, Inc. 6.418% (TSFR1M + 2.750%) due 09/08/2032 ~	740	734
Charlotte Buyer, Inc. 7.920% (TSFR1M + 4.250%) due 02/11/2028 ~	673	668
Charter Communications Operating LLC 5.911% (TSFR3M + 2.250%) due 12/15/2031 ~	512	513
Charter NEX U.S., Inc. 6.171% (TSFR1M + 2.500%) due 11/29/2030 ~	688	685
Chobani LLC 5.918% (TSFR1M + 2.250%) due 10/28/2032 ~	848	849
Chromalloy Corp. 6.911% - 6.951% (TSFR3M + 3.250%) due 03/27/2031 ~	529	530
Citco Funding LLC 5.667% (TSFR3M + 2.000%) due 01/30/2033 ~	549	547
Cloud Software Group, Inc.
6.950% (TSFR3M + 3.250%) due 03/21/2031 ~	816	750
6.950% (TSFR3M + 3.250%) due 08/13/2032 ~	1,848	1,696
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ	74	68
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~	2,531	2,430
Clydesdale Acquisition Holdings, Inc.
6.843% (TSFR1M + 3.175%) due 04/13/2029 ~	2,525	2,415
6.918% (TSFR1M + 3.250%) due 04/01/2032 ~	379	355
CNT Holdings I Corp. 6.167% (TSFR3M + 2.500%) due 11/08/2032 ~	620	621
Columbus McKinnon Corp. 7.200% (TSFR3M + 3.500%) due 02/03/2033 ~	1,105	1,102
CompoSecure Holdings LLC 5.928% (TSFR1M + 2.250%) due 01/14/2033 ~	725	725
Cotiviti Corp. 6.418% (TSFR1M + 2.750%) due 05/01/2031 ~	2,014	1,860
Covia Holdings Corp. 6.402% (TSFR3M + 2.750%) due 02/26/2032 ~	2,432	2,432
CP Atlas Buyer, Inc. 8.918% (TSFR1M + 5.250%) due 07/08/2030 ~	1,318	1,220
CPI Holdco B LLC 5.668% (TSFR1M + 2.000%) due 05/19/2031 ~	651	648
CPPIB OVM Member U.S. LLC 5.950% (TSFR3M + 2.250%) due 08/20/2031 ~	913	914
CQP Holdco LP 5.450% (TSFR3M + 1.750%) due 12/31/2032 ~	997	993
Crescent Midstream Operating LLC 7.416% due 02/18/2033 ~	350	352
Crown Subsea Communications Holding, Inc. 6.668% (TSFR1M + 3.000%) due 01/30/2031 ~	569	572
Cube Industrials Buyer, Inc. 6.667% (TSFR3M + 3.000%) due 10/17/2031 ~	687	688
CWGS Group LLC 6.282% (TSFR1M + 2.500%) due 06/03/2028 ~	1,924	1,843
Cyberswift U.S. Finco LLC 7.646% (TSFR3M + 4.000%) due 10/08/2032 ~	650	642
Dayforce, Inc. 6.661% - 6.663% (TSFR3M + 3.000%) due 02/04/2033 ~	1,200	1,138
Deep Blue Operating I LLC 6.421% (TSFR1M + 2.750%) due 10/01/2032 «~	1,975	1,985
DexKo Global, Inc. 7.678% (TSFR3M + 3.750%) due 10/04/2028 ~	719	706
DG Investment Intermediate Holdings 2, Inc. 6.918% (TSFR1M + 3.250%) due 07/09/2032 ~	499	499

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Edelman Financial Center LLC 6.668% (TSFR1M + 3.000%) due 04/07/2028 ~	552	552
Electronic Arts, Inc. TBD% due 03/24/2033	1,100	1,095
Ellucian Holdings, Inc. 6.168% (TSFR1M + 2.500%) due 10/08/2029 ~	2,077	2,023
EMRLD Borrower LP 5.950% (TSFR3M + 2.250%) due 08/04/2031 ~	898	897
EOC Borrower LLC 6.418% (TSFR1M + 2.750%) due 03/24/2032 ~	2,878	2,875
Epicor Software Corp. 6.168% (TSFR1M + 2.500%) due 05/30/2031 ~	2,098	2,061
Fertitta Entertainment LLC 6.918% (TSFR1M + 3.250%) due 01/27/2029 ~	4,374	4,298
Fiesta Purchaser, Inc. 6.418% (TSFR1M + 2.750%) due 02/12/2031 ~	1,845	1,803
Finastra USA, Inc. 7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	750	706
First Advantage Holdings LLC 6.450% (TSFR3M + 2.750%) due 10/31/2031 ~	615	601
First Student Bidco, Inc. 5.950% (TSFR3M + 2.250%) due 08/15/2030 ~	1,086	1,084
Focus Financial Partners LLC 6.168% (TSFR1M + 2.500%) due 09/15/2031 ~	522	506
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~	581	567
Froneri Lux Finco SARL 5.877% (TSFR6M + 2.250%) due 09/30/2032 ~	2,550	2,506
Gainwell Acquisition Corp. 7.800% (TSFR3M + 4.000%) due 10/01/2027 ~	3,471	3,377
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~	303	263
Garda World Security Corp. 6.421% (TSFR3M + 2.750%) due 02/01/2029 ~	1,235	1,229
GBT U.S. III LLC 5.668% (TSFR3M + 2.000%) due 07/25/2031 ~	608	596
GC Ferry Acquisition I, Inc.
3.500% due 08/16/2032 ~µ	128	126
7.200% (TSFR3M + 3.500%) due 08/16/2032 ~	747	738
GEN II Fund Services LLC 6.450% (TSFR3M + 2.750%) due 11/26/2031 ~	1,137	1,127
Genesee & Wyoming, Inc. 5.450% (TSFR3M + 1.750%) due 04/10/2031 ~	2,743	2,733
Genesys Cloud Services Holdings II LLC 6.168% (TSFR1M + 2.500%) due 01/30/2032 ~	573	550
GFL Environmental, Inc. 6.166% (TSFR3M + 2.500%) due 03/03/2032 ~	3,881	3,885
Global Medical Response, Inc. 7.170% (TSFR3M + 3.500%) due 10/01/2032 ~	648	647
Golden State Food LLC 7.200% (TSFR3M + 3.500%) due 12/04/2031 ~	923	925
Graham Packaging Co., Inc. 5.918% (TSFR1M + 2.250%) due 01/26/2033 ~	975	967
Gray Television, Inc.
6.782% (TSFR1M + 3.000%) due 12/01/2028 ~	27	27
8.918% (TSFR1M + 5.250%) due 06/04/2029 ~	7	7
Green Infrastructure Partners, Inc. 6.450% (TSFR3M + 2.750%) due 09/24/2032 «~	1,475	1,475
Grifols Worldwide Operations USA, Inc. 5.768% (TSFR1M + 2.000%) due 11/15/2027 ~	725	725
Grinding Media, Inc. 7.173% (TSFR3M + 3.500%) due 10/12/2028 «~	1,203	1,205
Gryphon Acquire Newco LLC 6.675% (TSFR3M + 3.000%) due 09/13/2032 ~	675	676
GTCR Everest Borrower LLC 6.200% (TSFR3M + 2.500%) due 09/05/2031 ~	607	604
Guggenheim Partners LLC 6.200% (TSFR3M + 2.500%) due 11/26/2031 ~	588	589
Hanger, Inc.
3.500% - 7.168% (TSFR1M + 3.500%) due 10/23/2031 ~µ	85	85
3.500% - 7.168% (TSFR1M + 3.500%) due 10/23/2031 ~	656	659
Harbor Freight Tools USA, Inc. 5.918% (TSFR1M + 2.250%) due 06/11/2031 ~	740	733
Heartland Dental LLC 7.418% (TSFR1M + 3.750%) due 08/25/2032 ~	763	762
Hologic, Inc. TBD% due 01/14/2033	781	773
HUB International Ltd. 5.920% (TSFR3M + 2.250%) due 06/20/2030 ~	682	681
Hudson River Trading LLC 6.175% (TSFR1M + 2.500%) due 03/18/2030 ~	721	719
Hunter Douglas, Inc. 6.700% (TSFR3M + 3.000%) due 01/20/2032 ~	995	992
IMC Financing LLC 6.675% (TSFR1M + 3.000%) due 06/18/2032 ~	1,464	1,471

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Instructure Holdings, Inc. 6.437% (TSFR3M + 2.750%) due 11/13/2031 ~	542	521
IRB Holding Corp. 6.176% (TSFR1M + 2.500%) due 12/16/2030 ~	2,108	2,105
Iridium Satellite LLC 5.918% (TSFR1M + 2.250%) due 09/20/2030 ~	717	703
Jane Street Group LLC 5.673% (TSFR3M + 2.000%) due 12/15/2031 ~	7,213	7,090
Jazz Financing Lux SARL 5.918% (TSFR1M + 2.250%) due 05/05/2028 ~	729	732
JetBlue Airways Corp. 8.435% (TSFR3M + 4.750%) due 08/27/2029 ~	613	564
Johnstone Supply LLC 5.918% (TSFR1M + 2.250%) due 06/09/2031 ~	668	665
Jump Financial LLC 7.200% (TSFR3M + 3.500%) due 02/26/2032 «~	2,300	2,303
June Purchaser LLC
2.750% due 11/28/2031 ~µ	250	250
6.450% (TSFR3M + 2.750%) due 11/28/2031 ~	738	738
Jupiter Borrower, Inc. TBD% due 03/25/2033 «	1,127	1,127
Kaman Corp.
1.000% - 6.200% (TSFR3M + 2.500%) due 02/26/2032 ~µ	73	73
1.000% - 6.200% (TSFR1M + 2.500%) due 02/26/2032 ~	771	772
Kaseya, Inc. 6.918% (TSFR1M + 3.250%) due 03/22/2032 ~	566	530
KKR Apple Bidco LLC 6.168% (TSFR1M + 2.500%) due 09/23/2031 ~	657	658
Kohler Energy Co. LLC 6.700% (TSFR3M + 3.000%) due 05/01/2031 ~	512	512
LBM Acquisition LLC
7.525% (TSFR1M + 3.750%) due 06/06/2031 ~	5,183	4,183
LC AHAB U.S. Bidco LLC 6.168% (TSFR1M + 2.500%) due 05/01/2031 ~	4,847	4,807
Level 3 Financing, Inc. 6.918% (TSFR1M + 3.250%) due 03/29/2032 ~	200	200
LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~	656	657
7.422% (TSFR3M + 3.750%) due 05/19/2031 ~	941	942
LSF12 Helix Parent LLC 7.168% (TSFR1M + 3.500%) due 02/10/2033 ~	1,027	1,014
M6 ETX Holdings II Midco LLC 6.168% (TSFR1M + 2.500%) due 04/01/2032 ~	683	687
Madison IAQ LLC
6.128% (TSFR6M + 2.500%) due 06/21/2028 ~	584	585
6.378% (TSFR6M + 2.750%) due 11/08/2032 ~	2	2
Mauser Packaging Solutions Holding Co. 7.164% (TSFR3M + 3.500%) due 04/15/2030 ~	1,863	1,805
Mavis Tire Express Services Corp. 6.668% (TSFR1M + 3.000%) due 05/04/2028 ~	959	960
McGraw-Hill Global Education Holdings LLC 6.418% (TSFR1M + 2.750%) due 08/06/2031 ~	707	707
Medline Borrower LP 5.418% (TSFR1M + 1.750%) due 10/23/2030 ~	1,016	1,018
Mermaid Bidco, Inc. 6.913% (TSFR3M + 3.250%) due 07/03/2031 ~	1,092	1,071
Michaels Cos., Inc. 8.669% (TSFR3M + 5.000%) due 03/15/2033 ~	650	632
Mitchell International, Inc. 6.668% (TSFR1M + 3.000%) due 06/17/2031 ~	507	485
Modena Buyer LLC 7.917% (TSFR3M + 4.250%) due 07/01/2031 ~	831	748
Motion Finco SARL 7.200% (TSFR3M + 3.500%) due 11/12/2029 ~	812	714
MV Holding GmbH 5.668% (TSFR1M + 2.000%) due 03/17/2032 ~	991	995
National Mentor Holdings, Inc.
6.000% - 9.672% (TSFR3M + 6.000%) due 12/12/2030 ~	593	591
6.000% - 9.672% (TSFR1M + 6.000%) due 12/12/2030 ~	884	881
NCR Atleos LLC 6.686% (TSFR3M + 3.000%) due 04/16/2029 ~	656	657
Neptune Bidco U.S., Inc. 8.760% (TSFR3M + 5.000%) due 02/03/2033 ~	3,775	3,609
Newfold Digital Holdings Group, Inc. 9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	41	31
Nexstar Broadcasting, Inc.
TBD% due 03/18/2033	370	366
6.168% (TSFR1M + 2.500%) due 06/28/2032 ~	547	542
NGL Energy Partners LP 7.176% (TSFR1M + 3.500%) due 03/11/2033 ~	1,150	1,153
Nielsen Consumer, Inc. 5.918% (TSFR1M + 2.250%) due 10/31/2030 «~	1,308	1,294
Nuvei Technologies Corp. 6.168% (TSFR1M + 2.500%) due 11/17/2031 ~	640	628
Olympus Water U.S. Holding Corp. 6.700% (TSFR3M + 3.000%) due 06/20/2031 ~	663	639

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Onex TSG Intermediate Corp. 6.950% (TSFR3M + 3.250%) due 08/06/2032 ~	900	906
Oryx Midstream Services Permian Basin LLC 5.926% (TSFR1M + 2.250%) due 10/05/2028 ~	764	766
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	1,045	867
Pasadena Performance Products LLC 6.950% (TSFR3M + 3.250%) due 02/27/2032 «~	892	889
Peer Holding III BV 6.200% (TSFR3M + 2.500%) due 07/01/2031 ~	2,568	2,566
Pegasus BidCo BV 6.403% (TSFR3M + 2.750%) due 07/12/2029 ~	942	940
Pelican Pipeline LLC TBD% due 03/25/2033 «	700	701
PENN Entertainment, Inc. 6.168% (TSFR1M + 2.500%) due 05/03/2029 ~	627	629
Peraton Corp. 7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	2,513	2,150
Petco Health & Wellness Co., Inc. 7.950% (TSFR3M + 4.250%) due 02/03/2031 ~	925	906
PetSmart, Inc. 7.675% (TSFR1M + 4.000%) due 08/18/2032 ~	2,437	2,425
Phoenix Aviation Capital LLC 6.917% (TSFR3M + 3.250%) due 10/28/2030 ~	2,450	2,416
Phoenix Guarantor, Inc. 6.168% (TSFR1M + 2.500%) due 02/21/2031 ~	742	744
Pinnacle Buyer LLC
2.500% due 10/01/2032 ~µ	262	263
6.161% (TSFR3M + 2.500%) due 10/01/2032 ~	861	863
Planet U.S. Buyer LLC 6.673% (TSFR3M + 3.000%) due 02/07/2031 ~	597	598
Polaris Newco LLC 7.928% (TSFR3M + 4.000%) due 06/02/2028 ~	1,596	1,409
Primo Brands Corp. TBD% due 03/31/2031	1,200	1,203
Proampac PG Borrower LLC 7.782% (TSFR1M + 4.000%) due 03/07/2033 ~	460	445
Proofpoint, Inc. 6.700% (TSFR3M + 3.000%) due 08/31/2028 ~	1,647	1,597
Pye-Barker Fire & Safety LLC
1.250% due 12/16/2032 ~µ	107	108
6.168% (TSFR1M + 2.500%) due 12/16/2032 ~	718	720
Qnity Electronics, Inc. 5.668% (TSFR1M + 2.000%) due 11/01/2032 ~	2,269	2,269
Quartz Acquireco LLC 5.950% (TSFR3M + 2.250%) due 06/28/2030 «~	1,252	1,048
QuidelOrtho Corp. 7.668% (TSFR1M + 4.000%) due 08/20/2032 ~	3,333	3,333
Quikrete Holdings, Inc.
5.918% (TSFR1M + 2.250%) due 03/19/2029 ~	777	777
5.918% (TSFR1M + 2.250%) due 04/14/2031 ~	743	743
5.918% (TSFR1M + 2.250%) due 02/10/2032 ~	648	648
Rand Parent LLC 6.700% (TSFR3M + 3.000%) due 03/18/2030 ~	677	677
Raven Acquisition Holdings LLC
3.000% due 11/19/2031 ~µ	155	152
6.668% (TSFR1M + 3.000%) due 11/19/2031 ~	660	648
RealPage, Inc.
6.961% (TSFR3M + 3.000%) due 04/24/2028 ~	1,396	1,341
7.450% (TSFR3M + 3.750%) due 04/24/2028 ~	741	721
Recess Holdings, Inc. 7.418% (TSFR3M + 3.750%) due 02/20/2030 ~	979	982
RelaDyne, Inc. 7.168% (TSFR1M + 3.500%) due 12/23/2030 ~	1,491	1,493
Restoration Hardware, Inc. 6.282% (TSFR1M + 2.500%) due 10/20/2028 ~	541	527
Reworld Holding Corp.
5.925% (TSFR1M + 2.250%) due 11/30/2028 ~	701	702
5.925% (TSFR1M + 2.250%) due 01/15/2031 ~	712	712
Rockpoint Gas Storage Partners LP 6.200% (TSFR3M + 2.500%) due 09/18/2031 ~	766	769
Salas O'brien, Inc.
TBD% due 01/31/2033 «~µ	149	149
TBD% (TSFR1M + 2.750%) due 01/31/2033 «~	1,151	1,151
Savor Acquisition, Inc.
3.000% due 02/19/2032 ~µ	86	86
6.667% (TSFR3M + 3.000%) due 02/19/2032 ~	909	912
SCIH Salt Holdings, Inc. 6.350% (TSFR6M + 2.750%) due 01/31/2029 ~	720	719
Sedgwick Claims Management Services, Inc. 6.168% (TSFR1M + 2.500%) due 07/31/2031 ~	652	641
Select Medical Corp. TBD% due 12/03/2031	350	350
SGH2 LLC 8.200% (TSFR3M + 4.500%) due 08/18/2032 «~	597	588

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Sharp Services LLC 6.700% (TSFR3M + 3.000%) due 09/29/2032 ~	1,486	1,489
Specialty Building Products Holdings LLC 7.518% (TSFR1M + 3.750%) due 10/16/2028 ~	568	487
Speed Midco 3 SARL 6.288% (TSFR6M + 2.500%) due 10/07/2032 «~	961	947
SS&C Technologies, Inc. 5.668% (TSFR1M + 2.000%) due 05/09/2031 ~	650	649
Star Parent, Inc. 7.700% (TSFR3M + 4.000%) due 09/27/2030 ~	746	738
Starwood Property Trust, Inc. 5.668% (TSFR1M + 2.000%) due 01/02/2030 «~	4,004	4,009
Stonepeak Bayou Holdings LP 6.450% (TSFR3M + 2.750%) due 10/01/2032 ~	2,350	2,289
Stonepeak Nile Parent LLC 5.917% (TSFR3M + 2.250%) due 04/09/2032 ~	673	673
Student Transportation of America Holdings, Inc.
TBD% due 06/24/2032 ~µ	268	269
TBD% (TSFR3M + 2.750%) due 06/24/2032 ~	926	930
Sunrise Financing Partnership 6.099% (TSFR6M + 2.470%) due 02/15/2032 ~	662	659
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~	1,743	1,614
Tacala LLC 6.668% (TSFR1M + 3.000%) due 01/31/2031 ~	1,196	1,198
Third Coast Infrastructure LLC 7.418% (TSFR1M + 3.750%) due 09/25/2030 ~	733	739
Tidal Waste & Recycling Holdings LLC 6.450% (TSFR3M + 2.750%) due 10/24/2031 ~	912	914
TK Elevator Midco GmbH
TBD% due 04/30/2030	953	956
TBD% (TSFR6M + 2.750%) due 04/30/2030 ~	598	599
TransDigm, Inc. 6.168% (TSFR1M + 2.500%) due 02/28/2031 ~	3,409	3,413
TreeHouse Foods, Inc. 7.918% (TSFR1M + 4.250%) due 02/11/2033 ~	1,450	1,445
Trident TPI Holdings, Inc. 7.450% (TSFR3M + 3.750%) due 09/15/2028 ~	663	630
Truist Insurance Holdings LLC 6.450% (TSFR3M + 2.750%) due 05/06/2031 ~	2,925	2,891
U.S. Fertility Enterprises LLC
1.750% due 12/30/2032 ~µ	132	132
7.167% (TSFR3M + 3.500%) due 12/30/2032 ~	868	868
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	2,281	2,154
UKG, Inc. 6.167% (TSFR3M + 2.500%) due 02/10/2031 ~	3,578	3,424
United Talent Agency LLC 6.678% (TSFR1M + 3.000%) due 06/10/2032 «~	2,980	2,987
USI, Inc.
5.950% (TSFR3M + 2.250%) due 11/21/2029 ~	980	979
5.950% (TSFR3M + 2.250%) due 09/29/2030 ~	947	945
Van Pool Transportation LLC
TBD% due 08/06/2030 ~µ	80	80
TBD% (TSFR3M + 2.750%) due 08/06/2030 ~	1,620	1,624
Varsity Brands, Inc. 6.450% (TSFR3M + 2.750%) due 08/26/2031 ~	746	743
Veritiv Corp. 7.700% (TSFR3M + 4.000%) due 12/02/2030 ~	1,183	1,152
Versant Media Group, Inc. 7.200% (TSFR3M + 3.500%) due 01/30/2031 ~	500	500
Viavi Solutions, Inc. 6.171% (TSFR3M + 2.500%) due 10/16/2032 ~	750	753
Virgin Media Bristol LLC
7.037% (TSFR1M + 3.250%) due 01/31/2029 ~	969	937
7.052% (TSFR6M + 3.175%) due 03/31/2031 ~	4,825	4,417
VistaJet Malta Finance PLC 7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~	1,259	1,248
VS Buyer LLC 5.917% (TSFR3M + 2.250%) due 04/12/2031 ~	2,569	2,515
Wash Multifamily Parent, Inc. 6.918% (TSFR1M + 3.250%) due 09/10/2032 ~	500	502
Wasserman Media Group LLC 6.168% (TSFR1M + 2.500%) due 06/23/2032 ~	2,040	2,035
WCG Intermediate Corp. 6.418% - 6.439% (TSFR1M + 2.750%) due 02/25/2032 ~	846	827
WEC U.S. Holdings Ltd. 5.668% (TSFR1M + 2.000%) due 01/27/2031 ~	566	566
Whatabrands LLC 6.168% (TSFR1M + 2.500%) due 08/03/2028 ~	2,628	2,627
White Cap Buyer LLC
6.918% (TSFR1M + 3.250%) due 10/19/2029 ~	965	930
7.168% (TSFR1M + 3.500%) due 02/10/2033 ~	275	262
Wilsonart LLC 7.950% (TSFR3M + 4.250%) due 08/05/2031 ~	842	736

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Zayo Group Holdings, Inc. (6.782% Cash and 0.500% PIK) 7.282% (TSFR1M + 0.500%) due 03/11/2030 ~(a)	1,750	1,721
Zelis Payments Buyer, Inc. 6.918% (TSFR1M + 3.250%) due 11/26/2031 ~	1,909	1,852

Total Loan Participations and Assignments (Cost $319,012)		315,710

CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 0.2%
Asurion LLC/Asurion Co-Issuer, Inc. 8.000% due 12/31/2032	375	389
FTAI Aviation Investors LLC 5.500% due 05/01/2028	25	25
Panther Escrow Issuer LLC 7.125% due 06/01/2031	400	402

		816

INDUSTRIALS 3.2%
APLD ComputeCo 2 LLC 6.750% due 03/15/2031	425	422
Axon Enterprise, Inc. 6.125% due 03/15/2030	25	26
Beignet Investor LLC 6.581% due 05/30/2049	5,894	6,065
Cerdia Finanz GmbH 9.375% due 10/03/2031	275	274
CHS/Community Health Systems, Inc. 6.875% due 04/15/2029	400	385
Gray Media, Inc. 9.625% due 07/15/2032	450	450
Michaels Cos., Inc. 8.500% due 03/15/2033	275	268
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032	1,650	1,581
TransDigm, Inc. 6.000% due 01/15/2033	700	700
Venture Global LNG, Inc.
9.500% due 02/01/2029	800	865
9.875% due 02/01/2032	225	242
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	300	313
6.750% due 01/15/2036	218	231

		11,822

Total Corporate Bonds & Notes (Cost $12,587)		12,638

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
4.875% due 08/15/2045	244	243
U.S. Treasury Notes
4.250% due 08/15/2035	400	399

Total U.S. Treasury Obligations (Cost $661)		642

	SHARES
SHORT-TERM INSTRUMENTS 17.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(b)	658,014	658

REPURCHASE AGREEMENTS (c) 17.0%		63,900

Total Short-Term Instruments (Cost $64,558)		64,558

Total Investments in Securities (Cost $396,818)		393,548

Total Investments 105.0% (Cost $396,818)		$393,548
Financial Derivative Instruments(d)0.1%(Cost or Premiums, net $3,159)		302
Other Assets and Liabilities, net (5.1)%		(19,026)

Net Assets 100.0%		$374,824

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

GSC	3.720%	03/31/2026	04/01/2026	$63,900	Ginnie Mae 6.500% due 01/20/2056	$(66,254)	$63,900	$63,907

Total Repurchase Agreements	$(66,254)	$63,900	$63,907

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(15) at a weighted average interest rate of 3.700%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2026	88	$9,520	$(120)	$12	$0
U.S. Treasury 10-Year Note June Futures	06/2026	16	1,777	(21)	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	4	466	(2)	1	0

$(143)	$17	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	13	$(1,476)	$34	$0	$(4)
U.S. Treasury Long-Term Bond June Futures	06/2026	28	(3,189)	93	0	(11)

$127	$0	$(15)

Total Futures Contracts	$(16)	$17	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$6,262	$376	$(3)	$373	$51	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,535	36	56	92	13	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	21,433	1,593	(429)	1,164	192	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	12,525	541	80	621	65	(2)

$2,546	$(296)	$2,250	$321	$(2)

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$(37)	$250	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	28	29	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	(32)	40	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	6,750	125	9	134	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	(20)	30	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	3,350	93	9	102	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	39	24	0	(1)

$613	$(4)	$609	$0	$(19)

Total Swap Agreements	$3,159	$(300)	$2,859	$321	$(21)

Cash of $3,767 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$288,867	$26,843	$315,710
Corporate Bonds & Notes
Banking & Finance	0	816	0	816
Industrials	0	11,822	0	11,822
U.S. Treasury Obligations	0	642	0	642
Short-Term Instruments
Mutual Funds	0	658	0	658
Repurchase Agreements	0	63,900	0	63,900

Total Investments	$0	$366,705	$26,843	$393,548

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$338	$0	$338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(36)	$0	$(36)

Total Financial Derivative Instruments	$0	$302	$0	$302

Totals	$0	$367,007	$26,843	$393,850

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$23,931	$27,179	$(27,466)	$1	$5	$531	$2,662	$0	$26,843	$0

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Totals	$23,931	$27,179	$(27,466)	$1	$5	$531	$2,662	$0	$26,843	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$26,843	Third Party Vendor			Broker Quote			76.000 - 100.500	98.886

Total		$26,843

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 79.0%
ALABAMA 4.1%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 02/01/2029	$840	$869
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 2.770% (MUNIPSA) due 10/01/2052 ~	1,500	1,497
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 04/01/2053	8,745	8,848
5.250% due 02/01/2053	680	714
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,136
5.500% due 06/01/2049	1,470	1,546
5.500% due 10/01/2054	2,400	2,591
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,860
5.000% due 10/01/2055	1,800	1,900
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	4,100	4,274
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,091
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,000	3,278
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	725	720
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,519
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	3,300	3,373
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 05/01/2055	3,500	3,704
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025 5.000% due 11/01/2035	1,600	1,672

		43,592

ARIZONA 1.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 2.670% (MUNIPSA) due 01/01/2046 ~	950	944
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	1,095	1,193
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	4,355	4,471
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	3,000	3,069
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2028	1,425	1,505

		11,182

CALIFORNIA 3.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 2.830% (MUNIPSA) due 04/01/2056 ~	2,000	1,974
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,500	2,642
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	2,600	2,777
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 3.120% (MUNIPSA) due 12/01/2050 ~	1,000	999
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,122
California State General Obligation Bonds, Series 2016 5.000% due 09/01/2031	975	985
California State General Obligation Bonds, Series 2017 5.000% due 08/01/2029	7,000	7,056
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,500	1,624
California Statewide Communities Development Authority Revenue Notes, Series 2021 1.462% due 02/01/2028	3,680	3,497
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2028	8,000	8,479
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	745	681

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	600	584
San Francisco Unified School District, California General Obligation Notes, Series 2025 5.000% due 06/15/2026	3,025	3,041
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,070

		36,531

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,702
Colorado Health Facilities Authority Revenue Bonds, Series 2022 2.970% (MUNIPSA) due 05/15/2061 ~	5,000	4,999
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,052
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	2,200	2,355
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	175	173
Colorado Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2026	500	506
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.182% (SOFRRATE) due 09/01/2039 ~	2,900	2,897
Eagle County, Colorado Housing & Development Authority Revenue Bonds, Series 2025 3.550% due 12/01/2045	3,750	3,766
University of Colorado Revenue Notes, Series 2024 5.000% due 10/01/2028	5,490	5,816

		23,266

CONNECTICUT 3.9%
Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,030
5.000% due 07/01/2029	3,000	3,226
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,595
Connecticut State General Obligation Notes, Series 2025 5.000% due 12/01/2030	2,500	2,754
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 2.550% due 07/01/2049	12,500	12,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 2.300% due 07/01/2057	20,000	20,000

		41,105

DISTRICT OF COLUMBIA 1.0%
District of Columbia General Obligation Bonds, Series 2018 5.000% due 06/01/2030	2,205	2,313
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	8,000	8,236

		10,549

FLORIDA 3.9%
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025 5.000% due 07/01/2028	3,250	3,416
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	3,000	3,024
Florida Housing Finance Corp. Revenue Notes, Series 2025 3.650% due 05/01/2028	1,110	1,116
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2025 2.700% due 11/15/2060	7,000	7,000
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026 5.000% due 04/01/2065	1,500	1,651
Lee County, Florida Housing Finance Authority Revenue Bonds, Series 2026 2.650% due 12/01/2047	1,600	1,569
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, Series 2025 3.250% due 02/01/2044	12,500	12,554
Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025 5.000% due 10/01/2026	2,240	2,264
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2033	4,000	4,511
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2028	3,750	3,948

		41,053

GEORGIA 4.1%
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024 2.990% due 10/01/2042	7,300	7,313
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,780

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,729
5.000% due 04/01/2030	1,500	1,621
College Park Housing Authority, Georgia Revenue Bonds, Series 2025 3.450% due 04/01/2044	3,000	3,020
Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025 5.000% due 04/01/2028	600	612
DeKalb County, Georgia Housing Authority Revenue Notes, Series 2025 3.230% due 04/01/2026	430	430
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	4,350	4,364
Development Authority of Burke County, Georgia Revenue Bonds, Series 2018 2.700% due 11/01/2052	10,000	10,000
Douglas County Housing Authority, Georgia Revenue Notes, Series 2024 5.000% due 10/01/2028	1,000	1,029
Housing Authority of the City of Waycross, Georgia Revenue Notes, (HUD Insured), Series 2024 5.000% due 04/01/2028	1,687	1,721
Lawrenceville Housing Authority, Georgia Revenue Notes, Series 2024 5.000% due 10/01/2028	1,615	1,663
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	1,000	1,010
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	750	785
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	750	801
Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,363
5.000% due 01/01/2032	1,000	1,104
Savannah Housing Authority, Georgia Revenue Bonds, Series 2025 3.150% due 07/01/2043	1,315	1,317
Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	775	803

		43,465

IDAHO 0.5%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 01/01/2056	1,250	1,408
Idaho Housing & Finance Association Revenue Bonds, Series 2025 3.350% due 06/10/2050	3,600	3,617

		5,025

ILLINOIS 3.9%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,524
5.000% due 01/01/2029	2,000	2,121
Chicago, Illinois Revenue Notes, Series 2025 3.200% due 10/01/2028	2,800	2,809
Illinois Finance Authority Revenue Bonds, Series 2020 2.700% due 08/15/2049	5,000	5,000
Illinois Finance Authority Revenue Bonds, Series 2021 3.120% (MUNIPSA) due 05/01/2042 ~	1,000	1,000
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2031	5,000	5,419
Illinois Housing Development Authority Revenue Notes, (HUD Insured), Series 2024 5.000% due 10/01/2027	2,000	2,020
Illinois Housing Development Authority Revenue Notes, Series 2025 3.150% due 02/01/2029	4,750	4,759
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,360
5.500% due 05/01/2030	7,750	8,215
Illinois State General Obligation Notes, Series 2024 5.000% due 05/01/2029	3,000	3,179
Illinois State Toll Highway Authority Revenue Notes, Series 2024 5.000% due 01/01/2031	1,250	1,370

		40,776

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2010
2.550% due 05/01/2028	1,800	1,800
3.000% due 11/01/2030	2,500	2,435
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,400	4,285
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,091
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	1,500	1,636
Indiana Finance Authority Revenue Notes, Series 2025 5.000% due 11/15/2028	4,300	4,542

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	1,600	1,648

		18,437

KANSAS 1.3%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	5,500	5,503
Kansas Development Finance Authority Revenue Notes, Series 2025 5.000% due 09/01/2028	1,000	1,028
Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024 3.010% due 11/01/2027	2,400	2,402
Shawnee County, Kansas Revenue Bonds, Series 2025 3.750% due 05/01/2059	5,000	5,034

		13,967

KENTUCKY 2.0%
Kentucky Asset Liability Commission Revenue Notes, Series 2024 5.000% due 09/01/2026	5,000	5,046
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 2.550% due 05/01/2028	2,700	2,700
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 4.250% due 07/01/2035	1,000	1,000
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	750	794
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	3,750	3,970
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	5,400	5,688
Kentucky State Property & Building Commission Revenue Bonds, Series 2016 5.000% due 11/01/2028	1,810	1,837
Kentucky State Property & Building Commission Revenue Notes, Series 2022 5.000% due 06/01/2031	500	551

		21,586

LOUISIANA 0.6%
Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024 5.000% due 04/01/2028	4,200	4,282
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	1,800	1,932

		6,214

MARYLAND 1.0%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,068
Maryland Community Development Administration Revenue Notes, Series 2025 3.700% due 01/01/2029	3,450	3,485
Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025 6.250% due 09/01/2056	3,085	3,423
Prince George's County, Maryland General Obligation Notes, Series 2024 5.000% due 09/01/2026	440	445

		10,421

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2025 5.000% due 07/01/2035	3,500	4,025
Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	5,715
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2029	1,300	1,403
Massachusetts Development Finance Agency Revenue Bonds, Series 2026 2.350% due 07/01/2061	11,000	11,000

		22,143

MICHIGAN 2.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.228% (TSFR3M) due 07/01/2032 ~	2,000	1,994
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.170% (MUNIPSA) due 04/15/2047 ~	3,000	2,994
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,905
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	947
5.000% due 02/28/2030	1,170	1,248
Michigan State Building Authority Revenue Bonds, Series 2020 2.520% due 10/15/2042	1,000	1,000
Michigan State Housing Development Authority Revenue Bonds, Series 2023 2.670% due 12/01/2042	1,965	1,965

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	690	755
Michigan State Housing Development Authority Revenue Notes, (HUD Insured), Series 2025 2.920% due 05/01/2029	3,500	3,493
Michigan State Housing Development Authority Revenue Notes, Series 2025 3.350% due 09/01/2027	985	988
Michigan Trunk Line State Revenue Notes, Series 2023 5.000% due 11/15/2026	1,500	1,524
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2028	7,530	7,958

		26,771

MINNESOTA 0.8%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	615
5.000% due 11/15/2029	550	563
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025 5.000% due 07/01/2028	5,200	5,428
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 07/01/2055	1,970	2,208

		8,814

MISSISSIPPI 0.2%
Mississippi Home Corp. Revenue Bonds, (HUD Insured), Series 2025 3.625% due 06/01/2043	2,250	2,257

MISSOURI 2.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,650	2,966
Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025 3.150% due 04/01/2046	1,100	1,101
Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024 3.050% due 10/01/2045	4,220	4,223
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	3,000	3,303
6.250% due 05/01/2056	8,500	9,457

		21,050

MONTANA 0.2%
Montana Board of Housing Revenue Notes, Series 2024 5.000% due 09/01/2028	1,800	1,850

NEBRASKA 0.2%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,750	1,822

NEVADA 0.6%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2030	1,470	1,545
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,303
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,000	2,013

		5,861

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2027	250	251
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2031	1,235	1,346
5.000% due 08/01/2032	3,000	3,300

		4,897

NEW JERSEY 1.3%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,200	2,300
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	1,100	1,228
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	2,000	2,106
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	2,460	2,526
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	500	487

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Tobacco Settlement Financing Corp. New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2026	4,750	4,766

		13,413

NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023 2.920% due 02/01/2042	700	700

NEW YORK 9.5%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	2,032
Long Island Power Authority, New York Revenue Bonds, Series 2025 3.000% due 09/01/2055	3,900	3,903
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.232% (SOFRRATE) due 11/01/2032 ~	1,500	1,500
New York City, New York General Obligation Bonds, Series 2015 2.850% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2019 2.850% due 10/01/2046	10,000	10,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 3.750% due 05/01/2065	3,900	3,951
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.650% due 06/15/2048	4,700	4,700
2.700% due 06/15/2050	15,400	15,400
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014 2.850% due 06/15/2050	4,000	4,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.650% due 06/15/2044	6,500	6,500
2.850% due 06/15/2033	10,000	10,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 2.700% due 11/01/2036	3,800	3,800
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 11/01/2036	3,500	3,893
New York City, New York Transitional Finance Authority Revenue Notes, Series 2025 5.000% due 05/01/2030	3,725	4,055
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,700	1,773
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,608
5.000% due 03/15/2035	4,500	4,542
5.000% due 03/15/2036	1,500	1,513
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	4,300	4,323
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,152
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 03/01/2028	6,000	6,277

		99,922

NORTH CAROLINA 2.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 2.750% due 01/15/2037	6,000	6,000
Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025 3.625% due 04/01/2029	3,000	3,035
Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	2,600	2,618
3.625% due 11/01/2058	5,400	5,446
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,275	1,393
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	1,700	1,932
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	5,000	5,426
Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025 2.950% due 09/01/2059	4,000	3,982

		29,832

NORTH DAKOTA 0.1%
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	1,100	1,205

OHIO 1.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Notes, Series 2020 5.000% due 06/01/2027	1,120	1,148
Franklin County, Ohio Revenue Bonds, Series 2022 2.700% due 11/01/2042	5,200	5,200
Franklin County, Ohio Revenue Notes, Series 2025
5.000% due 11/01/2027	700	726
5.000% due 11/01/2028	1,080	1,142

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	650	684
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	900	929
Ohio Air Quality Development Authority Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,930
Ohio Housing Finance Agency Revenue Bonds, Series 2025 3.700% due 11/01/2047	1,150	1,159
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	4,500	4,643
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024 5.000% due 12/01/2034	415	466
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2029 (b)	500	443

		19,470

OKLAHOMA 0.4%
Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 09/01/2056	2,975	3,376
Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025 3.200% due 10/01/2042	750	750

		4,126

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2027 (b)	325	314
Oregon Department of Transportation State Revenue Notes, Series 2024 5.000% due 05/15/2026	1,000	1,003
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	146
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2026	1,625	1,628

		3,091

PENNSYLVANIA 1.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 3.120% (MUNIPSA) due 11/15/2047 ~	5,000	4,964
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.520% (MUNIPSA) due 08/15/2038 ~(e)	2,360	2,330
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	1,000	1,030
Pennsylvania Housing Finance Agency Revenue Notes, Series 2026 2.650% due 09/01/2029	1,950	1,924
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 12/01/2031	2,150	2,377
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 4.000% due 07/01/2026	1,250	1,251

		13,876

PUERTO RICO 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,750

SOUTH CAROLINA 0.8%
Charleston Educational Excellence Finance Corp. South Carolina Revenue Notes, Series 2024
5.000% due 12/01/2026	1,000	1,017
5.000% due 12/01/2027	1,000	1,040
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,495
South Carolina Public Service Authority Revenue Notes, Series 2025 5.000% due 12/01/2028	2,350	2,488
South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024 3.000% due 04/01/2043	2,200	2,201

		8,241

TENNESSEE 0.9%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2022 3.350% due 06/01/2044	1,545	1,547
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2025 3.150% due 12/01/2042	1,700	1,703
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023 5.000% due 07/01/2029	1,000	1,073
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025 5.000% due 10/01/2028	750	772
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,329

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,220	3,406

		9,830

TEXAS 11.7%
Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024 5.000% due 09/01/2028	1,060	1,091
Austin, Texas Electric Utility Revenue Notes, Series 2025 5.000% due 11/15/2028	2,750	2,912
Capital Area Housing Finance Corp., Texas Revenue Bonds, Series 2020 3.200% due 01/01/2041	3,200	3,202
Central Texas Regional Mobility Authority Revenue Notes, Series 2018 5.000% due 01/01/2027	1,100	1,120
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,400	1,498
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023 5.000% due 11/01/2028	2,000	2,118
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2024 5.000% due 11/01/2028	1,500	1,589
Dallas Housing Finance Corp. Texas Revenue Notes, Series 2024 5.000% due 10/01/2028	935	962
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	7,000	7,410
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 4.000% due 08/15/2055	2,000	2,081
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,050
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,500	2,498
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	14,000	14,259
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,585
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,535
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 2.700% due 10/01/2041	10,090	10,090
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	2,000	2,117
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 10/01/2031	800	883
Harris County, Texas Housing Finance Corp. Revenue Bonds, Series 2025 2.950% due 09/01/2043	4,500	4,484
Harris County, Texas Toll Road Revenue Notes, Series 2024 5.000% due 08/15/2027	2,250	2,324
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	6,000	6,083
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,040
Lubbock Housing Finance Corp, Texas Revenue Notes, (HUD Insured), Series 2026 2.800% due 03/01/2029	1,000	994
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,460
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2027	2,750	2,799
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,286
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,453
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025 3.080% due 02/01/2055	4,500	4,493
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,900	1,905
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 2.550% due 08/01/2050	6,300	6,300
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	2,800	3,094
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026 2.700% due 11/15/2063	4,000	4,000
Tarrant Regional Water District, Texas Revenue Notes, Series 2021 1.050% due 09/01/2027	5,000	4,810
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	1,990	2,215
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2030	1,750	1,852
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.087% (TSFR3M) due 12/15/2026 ~	1,000	1,000
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2044	500	537
THF Public Facility Corp. Texas Revenue Bonds, Series 2025 3.340% due 02/01/2044	1,580	1,590
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,002

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

University of North Texas System Revenue Notes, Series 2025
5.000% due 04/15/2027	2,000	2,051
5.000% due 04/15/2028	1,500	1,570
5.000% due 04/15/2029	1,400	1,493

		122,835

UTAH 0.3%
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025
5.000% due 06/01/2027	500	513
5.000% due 06/01/2028	675	707
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	1,380	1,565

		2,785

VIRGINIA 0.6%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,707
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025 2.950% due 09/01/2049	2,125	2,112
Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2025 3.100% due 12/01/2055	1,300	1,300
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,300	1,301

		6,420

WASHINGTON 1.3%
Energy Northwest, Washington Revenue Notes, Series 2024 5.000% due 07/01/2027	5,000	5,152
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 2.670% (MUNIPSA) due 05/01/2045 ~	3,000	2,984
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030	1,400	1,508
Washington State General Obligation Notes, Series 2022 4.000% due 07/01/2026	1,000	1,004
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,317	1,220
Washington State Housing Finance Commission Revenue Bonds, Series 2025 2.700% due 04/01/2044	1,825	1,809

		13,677

WEST VIRGINIA 0.8%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	3,000	3,021
West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024 5.000% due 12/01/2027	4,954	5,024

		8,045

WISCONSIN 0.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,528
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	306
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 2.600% (MUNIPSA) due 08/15/2054 ~	2,500	2,495
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024 5.000% due 08/01/2058	2,000	2,013

		7,342

Total Municipal Bonds & Notes (Cost $826,990)		832,194

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Notes
3.375% due 02/29/2028	26,000	25,797
3.500% due 02/28/2031	21,300	20,888
4.125% due 03/31/2031	1,700	1,712
4.250% due 02/28/2031	9,900	10,030
4.625% due 04/30/2031	13,400	13,800

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $72,257)		72,227

	SHARES
SHORT-TERM INSTRUMENTS 13.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(d)	2,093,421	2,094

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 6.2%
Federal Home Loan Bank Discount Notes
3.611% due 07/01/2026 (b)(c)	$3,700	3,666
3.631% due 06/22/2026 (b)(c)	1,200	1,190
3.637% due 08/14/2026 (b)(c)	10,200	10,062
3.643% due 09/04/2026 (b)(c)	10,000	9,844
3.659% due 07/29/2026 (b)(c)	8,900	8,793
3.686% due 05/20/2026 (b)(c)	2,300	2,289
3.688% due 05/27/2026 (b)(c)	17,700	17,599
3.692% due 05/15/2026 (b)(c)	6,500	6,471
3.719% due 06/22/2026 (b)(c)	3,700	3,669
3.724% due 06/22/2026 (b)(c)	1,500	1,488

		65,071

U.S. TREASURY BILLS 4.7%
3.662% due 04/02/2026 - 07/23/2026 (a)(b)	49,900	49,705

MUNICIPAL BONDS & NOTES 2.1%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	4,500	4,513
Austin, Texas Electric Utility Revenue Notes, Series 2025 5.000% due 11/15/2026	2,000	2,030
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	5,500	5,515
County of Franklin, Ohio Revenue Notes, Series 2025 5.000% due 11/01/2026	800	811
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025 5.000% due 06/01/2026	700	703
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	1,000	1,003
North Syracuse Central School District, New York General Obligation Notes, Series 2025 4.000% due 07/31/2026	3,000	3,014
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	3,000	3,008
Yuma, Arizona Revenue Notes, Series 2025 5.000% due 07/01/2026	1,700	1,710

Total Municipal Bonds & Notes (Cost $22,290)		22,307

Total Short-Term Instruments (Cost $139,174)		139,177

Total Investments in Securities (Cost $1,038,421)		1,043,598

Total Investments 99.1% (Cost $1,038,421)		$1,043,598
Other Assets and Liabilities, net 0.9%		9,346

Net Assets 100.0%		$1,052,944

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.520%	08/15/2038	09/14/2021	$2,386	$2,330	0.22%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$43,592	$0	$43,592
Arizona	0	11,182	0	11,182
California	0	36,531	0	36,531
Colorado	0	23,266	0	23,266
Connecticut	0	41,105	0	41,105
District of Columbia	0	10,549	0	10,549
Florida	0	41,053	0	41,053
Georgia	0	43,465	0	43,465
Idaho	0	5,025	0	5,025
Illinois	0	40,776	0	40,776
Indiana	0	18,437	0	18,437
Kansas	0	13,967	0	13,967
Kentucky	0	21,586	0	21,586
Louisiana	0	6,214	0	6,214
Maryland	0	10,421	0	10,421
Massachusetts	0	22,143	0	22,143
Michigan	0	26,771	0	26,771
Minnesota	0	8,814	0	8,814
Mississippi	0	2,257	0	2,257
Missouri	0	21,050	0	21,050
Montana	0	1,850	0	1,850
Nebraska	0	1,822	0	1,822
Nevada	0	5,861	0	5,861
New Hampshire	0	4,897	0	4,897
New Jersey	0	13,413	0	13,413
New Mexico	0	700	0	700
New York	0	99,922	0	99,922
North Carolina	0	29,832	0	29,832
North Dakota	0	1,205	0	1,205
Ohio	0	19,470	0	19,470
Oklahoma	0	4,126	0	4,126
Oregon	0	3,091	0	3,091
Pennsylvania	0	13,876	0	13,876
Puerto Rico	0	4,750	0	4,750
South Carolina	0	8,241	0	8,241
Tennessee	0	9,830	0	9,830
Texas	0	122,835	0	122,835
Utah	0	2,785	0	2,785
Virginia	0	6,420	0	6,420
Washington	0	13,677	0	13,677
West Virginia	0	8,045	0	8,045
Wisconsin	0	7,342	0	7,342
U.S. Treasury Obligations	0	72,227	0	72,227
Short-Term Instruments
Mutual Funds	0	2,094	0	2,094
Short-Term Notes	0	65,071	0	65,071
U.S. Treasury Bills	0	49,705	0	49,705
Municipal Bonds & Notes	0	22,307	0	22,307

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

Total Investments	$0	$1,043,598	$0	$1,043,598

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
SHORT-TERM INSTRUMENTS 100.0%
U.S. TREASURY BILLS 100.0%
3.705% due 05/07/2026 - 07/30/2026 (a)(b)	$938,200	$928,933

Total Short-Term Instruments (Cost $928,959)		928,933

Total Investments in Securities (Cost $928,959)		928,933

Total Investments 100.0% (Cost $928,959)		$928,933
Other Assets and Liabilities, net 0.0%		36

Net Assets 100.0%		$928,969

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$928,933	$0	$928,933

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO U.S. Stocks PLUS Active Bond ETF	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
EXCHANGE-TRADED FUNDS 97.8%
iShares Core S&P 500 ETF	71,735	$46,858

Total Exchange-Traded Funds (Cost $49,899)		46,858

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
SHORT-TERM NOTES 0.6%
Federal Home Loan Bank Discount Notes
3.643% due 09/04/2026 (a)(b)	$100	98
3.670% due 08/21/2026 (a)(b)	100	99
3.700% due 04/20/2026 (a)(b)	100	100

		297

U.S. TREASURY BILLS 0.9%
3.690% due 06/30/2026 - 07/21/2026 (a)(c)(f)	438	434

Total Short-Term Instruments (Cost $731)		731

Total Investments in Securities (Cost $50,630)		47,589

Total Investments 99.3% (Cost $50,630)		$47,589
Financial Derivative Instruments(d)(e)(0.5)%(Cost or Premiums, net $0)		(254)
Other Assets and Liabilities, net 1.2%		577

Net Assets 100.0%		$47,912

Schedule of Investments PIMCO U.S. Stocks PLUS Active Bond ETF (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Coupon represents a yield to maturity.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

S&P 500 E-Mini June Futures	06/2026	29	$953	$(17)	$26	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2028	8	$(1,932)	$0	$0	$0
U.S. Treasury 2-Year Note June Futures	06/2026	58	(12,032)	(2)	0	(5)
U.S. Treasury 5-Year Note June Futures	06/2026	46	(4,976)	20	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	26	(2,951)	50	0	(8)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	6	(699)	20	0	(1)

$88	$0	$(20)

Total Futures Contracts	$71	$26	$(20)

Cash of $320 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BNP	Receive	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	78,870	4.050% (SOFR plus a specified spread)	Maturity	04/02/2026	$3,958	$0	$(58)	$0	$(58)
Receive	PIMCO Multisector Bond Active ETF	149,352	3.920% (SOFR plus a specified spread)	Maturity	04/02/2026	3,977	0	(75)	0	(75)
JPS	Receive	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	256,809	4.080% (SOFR plus a specified spread)	Maturity	04/02/2026	24,636	0	(101)	0	(101)
Receive	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	224,437	4.080% (SOFR plus a specified spread)	Maturity	04/02/2026	22,529	0	(26)	0	(26)

Total Swap Agreements	$0	$(260)	$0	$(260)

(f)

Securities with an aggregate market value of $383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO U.S. Stocks PLUS Active Bond ETF (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Exchange-Traded Funds	$46,858	$0	$0	$46,858
Short-Term Instruments
Short-Term Notes	0	297	0	297
U.S. Treasury Bills	0	434	0	434

Total Investments	$46,858	$731	$0	$47,589

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$26	$0	$0	$26

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20)	0	(20)
Over the counter	0	(260)	0	(260)

	$0	$(280)	$0	$(280)

Total Financial Derivative Instruments	$26	$(280)	$0	$(254)

Totals	$46,884	$451	$0	$47,335

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 23.6% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Notes to Financial Statements(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofa Fund'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Notes to Financial Statements(Cont.)

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$54,359	$185,939	$(208,327)	$0	$0	$31,971	$3,420	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	5,656	38,499	(39,249)	0	0	4,906	164	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	516	17,246	(17,762)	0	0	0	37	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2026 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$55,389	$0	$(55,034)	$373	$(728)	$0	$286	$0
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	43,005	0	(22,075)	386	(377)	20,939	1,203	0
PIMCO Senior Loan Active Exchange-Traded Fund	75,912	0	(59,670)	419	(1,152)	15,509	1,598	0
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	99,585	169,283	0	0	1,177	270,045	6,807	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$7,113	$48,578	$(11,436)	$(16)	$23	$44,262	$533	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$18,981	$0	$(18,304)	$(698)	$21	$0	$1,225	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Bank, N.A.
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CTR	Citigroup Global Markets, Inc.- FICC Rep	MEI	Merrill Lynch International	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	WFS	Wells Fargo Securities, LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	UZS	Uzbekistani Sum
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	LME	London Metal Exchange	OTC	Over the Counter
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
Bobl	Bundesobligation, the German word for federal government bond	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFR30A	Secured Overnight Financing Rate 30-Day Average
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFRINDX	Secured Overnight Financing Rate Index
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SONIA	Sterling Overnight Interbank Average Rate
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	TSFR1M	Term SOFR 1-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
CDX.IG	Credit Derivatives Index - Investment Grade	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	FNMA	Federal National Mortgage Association
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate